UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2009

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds®-
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C

Semiannual Report

September 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2045	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2050	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Note to Shareholders:

Fidelity is making several important changes to the Advisor Freedom Funds' investment policies, underlying fund lineup and Composite benchmarks.

First, in conjunction with updates to Fidelity's planning and guidance methodology, the Advisor Freedom Funds will begin to increase their target exposure to international equity funds - as a percentage of their total exposure to equity funds - to 30% from approximately 20% currently.

In addition, the Advisor Freedom Funds will seek further diversification benefits by investing in two new underlying funds with dedicated exposure to commodities and Treasury Inflation-Protected Securities (TIPS) - Fidelity® Series Commodity Strategy Fund and Fidelity Series Inflation-Protected Bond Index Fund.

Lastly, Fidelity will alter the Advisor Freedom Funds' Composite benchmarks going forward by eliminating the high-yield fixed-income index component. This change will align the Composite benchmarks for the Advisor Freedom Funds with those used in Fidelity's other portfolio construction tools. Effective October 1, 2009, the following indexes will be used to represent each Fund's asset classes when calculating its Composite benchmark: Domestic Equity: Dow Jones U.S. Total Stock Market IndexSM; International Equity: MSCI® EAFE® Index (Europe, Australasia, Far East); Bond: Barclays Capital U.S. Aggregate Bond Index; and Short-Term: Barclays Capital U.S. 3 Month Treasury Bill Index.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,165.80	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,164.60	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,162.80	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,162.60	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,168.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,261.70	$ 1.42
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,259.70	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 1,255.80	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,256.30	$ 5.66
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,262.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,279.70	$ 1.43
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,278.80	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,275.00	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,274.70	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,280.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,291.80	$ 1.44
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,288.90	$ 2.87
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,285.50	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,286.40	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,293.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,339.10	$ 1.47
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,338.80	$ 2.93
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 1,334.30	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,335.20	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,340.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,356.70	$ 1.48
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,355.60	$ 2.95
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,351.00	$ 5.89
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,351.70	$ 5.90
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,358.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,381.40	$ 1.49
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,379.20	$ 2.98
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,376.30	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,376.90	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,382.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,390.10	$ 1.50
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,388.10	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 1,385.00	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,384.70	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,390.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,403.50	$ 1.51
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,401.20	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,398.30	$ 6.01
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,398.80	$ 6.01
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,404.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,407.40	$ 1.51
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,406.40	$ 3.02
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,402.00	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,404.60	$ 6.03
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,409.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,425.50	$ 1.52
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,423.80	$ 3.04
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 1,418.40	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,422.70	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,428.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.1	2.3
Fidelity Advisor Equity Income Fund Institutional Class	2.7	2.8
Fidelity Advisor Growth & Income Fund Institutional Class	3.3	3.5
Fidelity Advisor Large Cap Fund Institutional Class	3.0	2.8
Fidelity Advisor Small Cap Fund Institutional Class	1.0	1.0
Fidelity Series 100 Index Fund	1.6	1.7
Fidelity Series All-Sector Equity Fund	4.1	4.0
Fidelity Series Large Cap Value Fund	1.7	1.4
Fidelity Series Small Cap Opportunities Fund	1.0	0.9
	20.5	20.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.4	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.8	6.9
Fidelity Advisor Total Bond Fund Institutional Class	7.6	9.8
Fidelity Inflation-Protected Bond Fund	0.5	0.0
Fidelity Series Investment Grade Bond Fund	22.1	14.6
Fidelity Advisor Government Income Fund Institutional Class	0.0	3.8
	37.0	35.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	18.8	19.8
Fidelity Institutional Money Market Portfolio Institutional Class	18.3	19.7
	37.1	39.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.5%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	37.0%
Short-Term Funds	37.1%

Six months ago
Domestic Equity Funds	20.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	39.5%

Expected
Domestic Equity Funds	16.9%
Commodity Funds	0.8%
Developed International Equity Funds	2.1%
Emerging Markets Equity Funds	0.2%
Investment Grade Fixed-Income Funds	29.9%
Inflation-Protected Fixed-Income Funds	5.1%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.5%
	Shares	Value
Domestic Equity Funds - 20.5%
Fidelity Advisor Equity Growth Fund Institutional Class	96,361	$ 4,220,610
Fidelity Advisor Equity Income Fund Institutional Class	272,704	5,576,790
Fidelity Advisor Growth & Income Fund Institutional Class	458,605	6,654,361
Fidelity Advisor Large Cap Fund Institutional Class	391,598	5,983,624
Fidelity Advisor Small Cap Fund Institutional Class	89,238	1,962,333
Fidelity Series 100 Index Fund	434,850	3,335,302
Fidelity Series All-Sector Equity Fund	714,901	8,328,597
Fidelity Series Large Cap Value Fund	294,110	3,402,847
Fidelity Series Small Cap Opportunities Fund	273,054	2,105,247
TOTAL EQUITY FUNDS (Cost $44,168,498)		41,569,711
Fixed-Income Funds - 42.4%

High Yield Fixed-Income Funds - 5.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,327,666	11,059,460
Investment Grade Fixed-Income Funds - 37.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,653,302	13,738,944
Fidelity Advisor Total Bond Fund Institutional Class	1,474,639	15,395,227
Fidelity Inflation-Protected Bond Fund	102,820	1,030,251
Fidelity Series Investment Grade Bond Fund	3,931,959	44,942,286
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		75,106,708
TOTAL FIXED-INCOME FUNDS (Cost $85,594,702)		86,166,168
Short-Term Funds - 37.1%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,215,388	$ 38,064,954
Fidelity Institutional Money Market Portfolio Institutional Class	37,229,278	37,229,278
TOTAL SHORT-TERM FUNDS (Cost $76,171,981)		75,294,232
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $205,935,181)		$ 203,030,111
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $3,435,419 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $205,935,181) - See accompanying schedule		$ 203,030,111
Receivable for investments sold		398,466
Receivable for fund shares sold		303,206
Total assets		203,731,783

Liabilities
Payable for investments purchased	$ 59,098
Payable for fund shares redeemed	638,439
Distribution fees payable	60,581
Total liabilities		758,118

Net Assets		$ 202,973,665
Net Assets consist of:
Paid in capital		$ 208,694,333
Undistributed net investment income		296,961
Accumulated undistributed net realized gain (loss) on investments		(3,112,559)
Net unrealized appreciation (depreciation) on investments		(2,905,070)
Net Assets		$ 202,973,665

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($121,919,418 ÷ 12,093,594 shares)		$ 10.08

Maximum offering price per share (100/94.25 of $10.08)		$ 10.69
Class T: Net Asset Value and redemption price per share ($49,876,575 ÷ 4,950,949 shares)		$ 10.07

Maximum offering price per share (100/96.50 of $10.07)		$ 10.44
Class B: Net Asset Value and offering price per share ($4,895,849 ÷ 486,321 shares)A		$ 10.07

Class C: Net Asset Value and offering price per share ($13,227,617 ÷ 1,314,088 shares)A		$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,054,206 ÷ 1,292,489 shares)		$ 10.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,166,632

Expenses
Distribution fees	$ 338,913
Independent trustees' compensation	313
Total expenses before reductions	339,226
Expense reductions	(313)	338,913
Net investment income (loss)		1,827,719
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		3,117,935
Change in net unrealized appreciation (depreciation) on underlying funds		22,781,836
Net gain (loss)		25,899,771
Net increase (decrease) in net assets resulting from operations		$ 27,727,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,827,719	$ 4,836,274
Net realized gain (loss)	3,117,935	(4,563,832)
Change in net unrealized appreciation (depreciation)	22,781,836	(24,059,265)
Net increase (decrease) in net assets resulting from operations	27,727,490	(23,786,823)
Distributions to shareholders from net investment income	(1,840,851)	(4,951,780)
Distributions to shareholders from net realized gain	-	(1,910,005)
Total distributions	(1,840,851)	(6,861,785)
Share transactions - net increase (decrease)	16,442,235	29,566,421
Total increase (decrease) in net assets	42,328,874	(1,082,187)

Net Assets
Beginning of period	160,644,791	161,726,978
End of period (including undistributed net investment income of $296,961 and undistributed net investment income of $310,093, respectively)	$ 202,973,665	$ 160,644,791

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.74	$ 10.46	$ 10.74	$ 10.52	$ 10.30	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.10	.29	.40	.36	.29	.20
Net realized and unrealized gain (loss)	1.34	(1.60)	(.21)	.29	.23	(.10)
Total from investment operations	1.44	(1.31)	.19	.65	.52	.10
Distributions from net investment income	(.10)	(.30)	(.40)	(.35)	(.27)	(.19)
Distributions from net realized gain	-	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.10)	(.41)	(.47) I	(.43)	(.30) H	(.20)
Net asset value, end of period	$ 10.08	$ 8.74	$ 10.46	$ 10.74	$ 10.52	$ 10.30
Total Return B, C, D	16.58%	(12.78)%	1.73%	6.38%	5.12%	.99%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.11% A	3.03%	3.77%	3.46%	2.83%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,919	$ 93,865	$ 87,469	$ 49,721	$ 18,524	$ 10,120
Portfolio turnover rate	25% A	44%	56%	38%	21%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share. I Total distributions of $.469 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 10.45	$ 10.73	$ 10.51	$ 10.30	$ 10.39
Income from Investment Operations
Net investment income (loss) E	.09	.27	.38	.34	.27	.18
Net realized and unrealized gain (loss)	1.34	(1.61)	(.22)	.29	.22	(.10)
Total from investment operations	1.43	(1.34)	.16	.63	.49	.08
Distributions from net investment income	(.09)	(.27)	(.38)	(.33)	(.24)	(.16)
Distributions from net realized gain	-	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.09)	(.38)	(.44) H	(.41)	(.28)	(.17)
Net asset value, end of period	$ 10.07	$ 8.73	$ 10.45	$ 10.73	$ 10.51	$ 10.30
Total Return B, C, D	16.46%	(13.03)%	1.48%	6.11%	4.78%	.79%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	1.86% A	2.78%	3.52%	3.21%	2.58%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,877	$ 42,675	$ 44,882	$ 39,739	$ 32,469	$ 29,013
Portfolio turnover rate	25% A	44%	56%	38%	21%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.443 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 10.44	$ 10.72	$ 10.50	$ 10.29	$ 10.38
Income from Investment Operations
Net investment income (loss) E	.06	.22	.32	.29	.22	.12
Net realized and unrealized gain (loss)	1.36	(1.60)	(.21)	.28	.21	(.10)
Total from investment operations	1.42	(1.38)	.11	.57	.43	.02
Distributions from net investment income	(.07)	(.23)	(.32)	(.27)	(.19)	(.10)
Distributions from net realized gain	-	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.07)	(.34)	(.39) I	(.35)	(.22) H	(.11)
Net asset value, end of period	$ 10.07	$ 8.72	$ 10.44	$ 10.72	$ 10.50	$ 10.29
Total Return B, C, D	16.28%	(13.48)%	.97%	5.57%	4.27%	.23%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.36% A	2.28%	3.02%	2.71%	2.08%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,896	$ 4,282	$ 5,539	$ 4,993	$ 4,873	$ 4,454
Portfolio turnover rate	25% A	44%	56%	38%	21%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. I Total distributions of $.388 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 10.43	$ 10.71	$ 10.50	$ 10.28	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.06	.22	.32	.29	.22	.12
Net realized and unrealized gain (loss)	1.35	(1.60)	(.21)	.27	.22	(.09)
Total from investment operations	1.41	(1.38)	.11	.56	.44	.03
Distributions from net investment income	(.06)	(.22)	(.32)	(.27)	(.19)	(.11)
Distributions from net realized gain	-	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.06)	(.33)	(.39) I	(.35)	(.22) H	(.12)
Net asset value, end of period	$ 10.07	$ 8.72	$ 10.43	$ 10.71	$ 10.50	$ 10.28
Total Return B, C, D	16.26%	(13.41)%	.97%	5.48%	4.37%	.24%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.36% A	2.28%	3.02%	2.71%	2.08%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,228	$ 11,362	$ 14,718	$ 13,279	$ 13,678	$ 14,097
Portfolio turnover rate	25% A	44%	56%	38%	21%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. I Total distributions of $.389 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 10.48	$ 10.76	$ 10.53	$ 10.31	$ 10.41
Income from Investment Operations
Net investment income (loss) D	.11	.31	.43	.39	.32	.23
Net realized and unrealized gain (loss)	1.35	(1.61)	(.21)	.30	.23	(.11)
Total from investment operations	1.46	(1.30)	.22	.69	.55	.12
Distributions from net investment income	(.11)	(.32)	(.43)	(.38)	(.29)	(.21)
Distributions from net realized gain	-	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.11)	(.43)	(.50) G	(.46)	(.33)	(.22)
Net asset value, end of period	$ 10.10	$ 8.75	$ 10.48	$ 10.76	$ 10.53	$ 10.31
Total Return B, C	16.83%	(12.63)%	2.00%	6.72%	5.39%	1.21%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	2.36% A	3.28%	4.02%	3.71%	3.08%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,054	$ 8,461	$ 9,119	$ 2,800	$ 1,134	$ 626
Portfolio turnover rate	25% A	44%	56%	38%	21%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.498 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.8	4.4
Fidelity Advisor Equity Income Fund Institutional Class	5.0	5.3
Fidelity Advisor Growth & Income Fund Institutional Class	6.1	6.5
Fidelity Advisor Large Cap Fund Institutional Class	5.3	5.3
Fidelity Advisor Small Cap Fund Institutional Class	1.8	1.9
Fidelity Series 100 Index Fund	3.1	3.2
Fidelity Series All-Sector Equity Fund	7.7	7.6
Fidelity Series Large Cap Value Fund	3.1	2.6
Fidelity Series Small Cap Opportunities Fund	1.9	1.8
	37.8	38.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.5	4.0
Fidelity Advisor Overseas Fund Institutional Class	3.5	4.0
Fidelity Series Emerging Markets Fund	0.7	0.2
	7.7	8.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.3	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.2	6.6
Fidelity Advisor Total Bond Fund Institutional Class	6.8	9.5
Fidelity Inflation-Protected Bond Fund	0.4	0.0
Fidelity Series Investment Grade Bond Fund	20.4	13.5
Fidelity Advisor Government Income Fund Institutional Class	0.0	3.4
	33.8	33.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	7.8	7.6
Fidelity Institutional Money Market Portfolio Institutional Class	7.6	7.6
	15.4	15.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	37.8%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	15.4%

Six months ago
Domestic Equity Funds	38.6%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	33.0%
Short-Term Funds	15.2%

Expected
Domestic Equity Funds	33.0%
Commodity Funds	2.0%
Developed International Equity Funds	8.1%
Emerging Markets Equity Funds	1.0%
Investment Grade Fixed-Income Funds	27.7%
Inflation-Protected Fixed-Income Funds	4.3%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	18.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.5%
	Shares	Value
Domestic Equity Funds - 37.8%
Fidelity Advisor Equity Growth Fund Institutional Class	150,845	$ 6,607,009
Fidelity Advisor Equity Income Fund Institutional Class	420,266	8,594,437
Fidelity Advisor Growth & Income Fund Institutional Class	725,741	10,530,504
Fidelity Advisor Large Cap Fund Institutional Class	605,304	9,249,047
Fidelity Advisor Small Cap Fund Institutional Class	140,136	3,081,583
Fidelity Series 100 Index Fund	692,356	5,310,370
Fidelity Series All-Sector Equity Fund	1,140,104	13,282,209
Fidelity Series Large Cap Value Fund	464,220	5,371,025
Fidelity Series Small Cap Opportunities Fund	431,635	3,327,905
TOTAL DOMESTIC EQUITY FUNDS		65,354,089
International Equity Funds - 7.7%
Fidelity Advisor Diversified International Fund Institutional Class	415,482	6,115,896
Fidelity Advisor Overseas Fund Institutional Class	372,372	6,103,173
Fidelity Series Emerging Markets Fund	72,281	1,200,586
TOTAL INTERNATIONAL EQUITY FUNDS		13,419,655
TOTAL EQUITY FUNDS (Cost $87,196,106)		78,773,744
Fixed-Income Funds - 39.1%
	Shares	Value
High Yield Fixed-Income Funds - 5.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,106,204	$ 9,214,683
Investment Grade Fixed-Income Funds - 33.8%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,288,180	10,704,775
Fidelity Advisor Total Bond Fund Institutional Class	1,119,954	11,692,317
Fidelity Inflation-Protected Bond Fund	75,476	756,270
Fidelity Series Investment Grade Bond Fund	3,093,645	35,360,358
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		58,513,720
TOTAL FIXED-INCOME FUNDS (Cost $67,703,367)		67,728,403
Short-Term Funds - 15.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,485,160	13,410,994
Fidelity Institutional Money Market Portfolio Institutional Class	13,151,695	13,151,695
TOTAL SHORT-TERM FUNDS (Cost $26,739,272)		26,562,689
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $181,638,745)		$ 173,064,836
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $6,282,292 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $1,503,730 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $181,638,745) - See accompanying schedule		$ 173,064,836
Cash		10
Receivable for investments sold		125,650
Receivable for fund shares sold		180,682
Total assets		173,371,178

Liabilities
Payable for investments purchased	$ 38,599
Payable for fund shares redeemed	267,611
Distribution fees payable	43,209
Total liabilities		349,419

Net Assets		$ 173,021,759
Net Assets consist of:
Paid in capital		$ 189,808,553
Undistributed net investment income		1,136,754
Accumulated undistributed net realized gain (loss) on investments		(9,349,639)
Net unrealized appreciation (depreciation) on investments		(8,573,909)
Net Assets		$ 173,021,759

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($123,908,523 ÷ 12,177,395 shares)		$ 10.18

Maximum offering price per share (100/94.25 of $10.18)		$ 10.80
Class T: Net Asset Value and redemption price per share ($20,085,892 ÷ 1,975,357 shares)		$ 10.17

Maximum offering price per share (100/96.50 of $10.17)		$ 10.54
Class B: Net Asset Value and offering price per share ($3,335,690 ÷ 328,843 shares)A		$ 10.14

Class C: Net Asset Value and offering price per share ($8,764,672 ÷ 865,632 shares)A		$ 10.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,926,982 ÷ 1,654,492 shares)		$ 10.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,401,865

Expenses
Distribution fees	$ 232,463
Independent trustees' compensation	248
Total expenses before reductions	232,711
Expense reductions	(248)	232,463
Net investment income (loss)		1,169,402
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		2,046,721
Change in net unrealized appreciation (depreciation) on: Underlying funds		29,932,505
Net gain (loss)		31,979,226
Net increase (decrease) in net assets resulting from operations		$ 33,148,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,169,402	$ 3,702,207
Net realized gain (loss)	2,046,721	(9,761,617)
Change in net unrealized appreciation (depreciation)	29,932,505	(34,653,868)
Net increase (decrease) in net assets resulting from operations	33,148,628	(40,713,278)
Distributions to shareholders from net investment income	(500,664)	(3,863,581)
Distributions to shareholders from net realized gain	-	(3,059,864)
Total distributions	(500,664)	(6,923,445)
Share transactions - net increase (decrease)	18,578,239	25,066,869
Total increase (decrease) in net assets	51,226,203	(22,569,854)

Net Assets
Beginning of period	121,795,556	144,365,410
End of period (including undistributed net investment income of $1,136,754 and undistributed net investment income of $468,016, respectively)	$ 173,021,759	$ 121,795,556

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 11.40	$ 11.83	$ 11.33	$ 10.57	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.08	.27	.33	.28	.25	.22
Net realized and unrealized gain (loss)	2.03	(3.06)	(.34)	.63	.76	.03
Total from investment operations	2.11	(2.79)	(.01)	.91	1.01	.25
Distributions from net investment income	(.03)	(.28)	(.26)	(.23)	(.20)	(.17)
Distributions from net realized gain	-	(.23)	(.16)	(.18)	(.05)	- H
Total distributions	(.03)	(.51)	(.42)	(.41)	(.25)	(.17)
Net asset value, end of period	$ 10.18	$ 8.10	$ 11.40	$ 11.83	$ 11.33	$ 10.57
Total Return B, C, D	26.17%	(25.09)%	(.23)%	8.21%	9.63%	2.38%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	1.66% A	2.75%	2.74%	2.49%	2.25%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,909	$ 88,593	$ 98,483	$ 49,418	$ 16,194	$ 5,970
Portfolio turnover rate	26% A	54%	30%	30%	34%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 11.39	$ 11.81	$ 11.31	$ 10.56	$ 10.48
Income from Investment Operations
Net investment income (loss) E	.07	.25	.30	.25	.22	.20
Net realized and unrealized gain (loss)	2.03	(3.06)	(.33)	.63	.75	.03
Total from investment operations	2.10	(2.81)	(.03)	.88	.97	.23
Distributions from net investment income	(.03)	(.25)	(.23)	(.20)	(.17)	(.14)
Distributions from net realized gain	-	(.23)	(.16)	(.18)	(.05)	- H
Total distributions	(.03)	(.48)	(.39)	(.38)	(.22)	(.15) I
Net asset value, end of period	$ 10.17	$ 8.10	$ 11.39	$ 11.81	$ 11.31	$ 10.56
Total Return B, C, D	25.97%	(25.27)%	(.44)%	7.95%	9.31%	2.17%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.58%
Net investment income (loss)	1.41% A	2.50%	2.49%	2.24%	2.00%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,086	$ 14,437	$ 20,837	$ 20,289	$ 13,906	$ 7,977
Portfolio turnover rate	26% A	54%	30%	30%	34%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 11.37	$ 11.78	$ 11.28	$ 10.53	$ 10.47
Income from Investment Operations
Net investment income (loss) E	.04	.20	.24	.20	.16	.14
Net realized and unrealized gain (loss)	2.03	(3.06)	(.33)	.62	.76	.03
Total from investment operations	2.07	(2.86)	(.09)	.82	.92	.17
Distributions from net investment income	(.02)	(.19)	(.16)	(.14)	(.12)	(.11)
Distributions from net realized gain	-	(.23)	(.16)	(.18)	(.05)	- H
Total distributions	(.02)	(.42)	(.32)	(.32)	(.17)	(.11)
Net asset value, end of period	$ 10.14	$ 8.09	$ 11.37	$ 11.78	$ 11.28	$ 10.53
Total Return B, C, D	25.58%	(25.69)%	(.89)%	7.40%	8.80%	1.64%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.08%
Net investment income (loss)	.91% A	2.00%	1.99%	1.74%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,336	$ 2,692	$ 4,348	$ 3,974	$ 3,835	$ 2,747
Portfolio turnover rate	26% A	54%	30%	30%	34%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.08	$ 11.34	$ 11.76	$ 11.27	$ 10.53	$ 10.47
Income from Investment Operations
Net investment income (loss) E	.04	.20	.24	.20	.16	.14
Net realized and unrealized gain (loss)	2.03	(3.04)	(.33)	.62	.75	.04
Total from investment operations	2.07	(2.84)	(.09)	.82	.91	.18
Distributions from net investment income	(.02)	(.19)	(.17)	(.15)	(.12)	(.12)
Distributions from net realized gain	-	(.23)	(.16)	(.18)	(.05)	- H
Total distributions	(.02)	(.42)	(.33)	(.33)	(.17)	(.12)
Net asset value, end of period	$ 10.13	$ 8.08	$ 11.34	$ 11.76	$ 11.27	$ 10.53
Total Return B, C, D	25.63%	(25.61)%	(.91)%	7.36%	8.74%	1.74%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.91% A	2.00%	1.99%	1.74%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,765	$ 6,761	$ 11,052	$ 9,107	$ 7,637	$ 5,655
Portfolio turnover rate	26% A	54%	30%	30%	34%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 11.46	$ 11.87	$ 11.37	$ 10.60	$ 10.49
Income from Investment Operations
Net investment income (loss) D	.09	.29	.35	.31	.28	.25
Net realized and unrealized gain (loss)	2.04	(3.07)	(.32)	.62	.76	.04
Total from investment operations	2.13	(2.78)	.03	.93	1.04	.29
Distributions from net investment income	(.04)	(.31)	(.28)	(.25)	(.22)	(.18)
Distributions from net realized gain	-	(.23)	(.16)	(.18)	(.05)	- G
Total distributions	(.04)	(.54)	(.44)	(.43)	(.27)	(.18)
Net asset value, end of period	$ 10.23	$ 8.14	$ 11.46	$ 11.87	$ 11.37	$ 10.60
Total Return B, C	26.23%	(24.93)%	.12%	8.37%	9.92%	2.79%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.91% A	3.00%	2.99%	2.74%	2.50%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,927	$ 9,313	$ 9,645	$ 3,424	$ 1,376	$ 651
Portfolio turnover rate	26% A	54%	30%	30%	34%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.1	4.9
Fidelity Advisor Equity Income Fund Institutional Class	5.6	6.5
Fidelity Advisor Growth & Income Fund Institutional Class	6.4	6.9
Fidelity Advisor Large Cap Fund Institutional Class	5.9	6.1
Fidelity Advisor Small Cap Fund Institutional Class	1.9	1.9
Fidelity Series 100 Index Fund	3.1	2.8
Fidelity Series All-Sector Equity Fund	8.2	8.2
Fidelity Series Large Cap Value Fund	3.0	1.8
Fidelity Series Small Cap Opportunities Fund	2.0	1.7
	40.2	40.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.6	4.9
Fidelity Advisor Overseas Fund Institutional Class	4.6	4.8
Fidelity Series Emerging Markets Fund	0.7	0.1
	9.9	9.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.4	4.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.5	6.8
Fidelity Advisor Total Bond Fund Institutional Class	7.1	10.9
Fidelity Inflation-Protected Bond Fund	0.5	0.0
Fidelity Series Investment Grade Bond Fund	21.1	12.0
Fidelity Advisor Government Income Fund Institutional Class	0.0	4.5
	35.2	34.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.7	5.1
Fidelity Institutional Money Market Portfolio Institutional Class	4.6	5.2
	9.3	10.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.2%
International Equity Funds	9.9%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	35.2%
Short-Term Funds	9.3%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	10.3%

Expected
Domestic Equity Funds	36.1%
Commodity Funds	2.3%
Developed International Equity Funds	10.2%
Emerging Markets Equity Funds	1.2%
Investment Grade Fixed-Income Funds	30.4%
Inflation-Protected Fixed-Income Funds	4.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.1%
	Shares	Value
Domestic Equity Funds - 40.2%
Fidelity Advisor Equity Growth Fund Institutional Class	749,850	$ 32,843,451
Fidelity Advisor Equity Income Fund Institutional Class	2,160,299	44,178,111
Fidelity Advisor Growth & Income Fund Institutional Class	3,517,544	51,039,561
Fidelity Advisor Large Cap Fund Institutional Class	3,057,004	46,711,027
Fidelity Advisor Small Cap Fund Institutional Class	671,455	14,765,302
Fidelity Series 100 Index Fund	3,183,575	24,418,022
Fidelity Series All-Sector Equity Fund	5,598,983	65,228,152
Fidelity Series Large Cap Value Fund	2,062,289	23,860,679
Fidelity Series Small Cap Opportunities Fund	2,074,473	15,994,190
TOTAL DOMESTIC EQUITY FUNDS		319,038,495
International Equity Funds - 9.9%
Fidelity Advisor Diversified International Fund Institutional Class	2,482,516	36,542,630
Fidelity Advisor Overseas Fund Institutional Class	2,227,639	36,511,010
Fidelity Series Emerging Markets Fund	361,436	6,003,453
TOTAL INTERNATIONAL EQUITY FUNDS		79,057,093
TOTAL EQUITY FUNDS (Cost $442,846,735)		398,095,588
Fixed-Income Funds - 40.6%
	Shares	Value
High Yield Fixed-Income Funds - 5.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,125,366	$ 42,694,295
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,192,056	51,455,982
Fidelity Advisor Total Bond Fund Institutional Class	5,421,254	56,597,888
Fidelity Inflation-Protected Bond Fund	353,959	3,546,667
Fidelity Series Investment Grade Bond Fund	14,672,883	167,711,054
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		279,311,591
TOTAL FIXED-INCOME FUNDS (Cost $324,554,960)		322,005,886
Short-Term Funds - 9.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,144,996	37,429,310
Fidelity Institutional Money Market Portfolio Institutional Class	36,593,673	36,593,673
TOTAL SHORT-TERM FUNDS (Cost $74,991,520)		74,022,983
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $842,393,215)		$ 794,124,457
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $30,891,938 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $9,687,732 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $842,393,215) - See accompanying schedule		$ 794,124,457
Receivable for investments sold		1,688,667
Receivable for fund shares sold		540,870
Total assets		796,353,994

Liabilities
Payable to custodian bank	$ 8
Payable for investments purchased	14
Payable for fund shares redeemed	2,242,262
Distribution fees payable	234,686
Total liabilities		2,476,970

Net Assets		$ 793,877,024
Net Assets consist of:
Paid in capital		$ 876,754,199
Undistributed net investment income		5,162,102
Accumulated undistributed net realized gain (loss) on investments		(39,770,519)
Net unrealized appreciation (depreciation) on investments		(48,268,758)
Net Assets		$ 793,877,024

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($453,094,141 ÷ 43,395,928 shares)		$ 10.44

Maximum offering price per share (100/94.25 of $10.44)		$ 11.08
Class T: Net Asset Value and redemption price per share ($204,301,765 ÷ 19,650,927 shares)		$ 10.40

Maximum offering price per share (100/96.50 of $10.40)		$ 10.78
Class B: Net Asset Value and offering price per share ($23,470,988 ÷ 2,262,675 shares)A		$ 10.37

Class C: Net Asset Value and offering price per share ($46,690,919 ÷ 4,517,388 shares)A		$ 10.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,319,211 ÷ 6,325,269 shares)		$ 10.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,610,696

Expenses
Distribution fees	$ 1,293,945
Independent trustees' compensation	1,205
Total expenses before reductions	1,295,150
Expense reductions	(1,205)	1,293,945
Net investment income (loss)		5,316,751
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		9,881,258
Change in net unrealized appreciation (depreciation) on: Underlying funds		154,435,362
Net gain (loss)		164,316,620
Net increase (decrease) in net assets resulting from operations		$ 169,633,371

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,316,751	$ 18,391,658
Net realized gain (loss)	9,881,258	(44,170,237)
Change in net unrealized appreciation (depreciation)	154,435,362	(194,782,235)
Net increase (decrease) in net assets resulting from operations	169,633,371	(220,560,814)
Distributions to shareholders from net investment income	(2,409,359)	(18,945,686)
Distributions to shareholders from net realized gain	-	(19,419,546)
Total distributions	(2,409,359)	(38,365,232)
Share transactions - net increase (decrease)	24,397,006	134,895,498
Total increase (decrease) in net assets	191,621,018	(124,030,548)

Net Assets
Beginning of period	602,256,006	726,286,554
End of period (including undistributed net investment income of $5,162,102 and undistributed net investment income of $2,254,710, respectively)	$ 793,877,024	$ 602,256,006

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.19	$ 11.78	$ 12.28	$ 11.79	$ 11.01	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.08	.27	.33	.29	.25	.23
Net realized and unrealized gain (loss)	2.21	(3.28)	(.34)	.66	.80	.04
Total from investment operations	2.29	(3.01)	(.01)	.95	1.05	.27
Distributions from net investment income	(.04)	(.28)	(.30)	(.26)	(.22)	(.18)
Distributions from net realized gain	-	(.30)	(.19)	(.20)	(.06)	- H
Total distributions	(.04)	(.58)	(.49)	(.46)	(.27) I	(.18)
Net asset value, end of period	$ 10.44	$ 8.19	$ 11.78	$ 12.28	$ 11.79	$ 11.01
Total Return B, C, D	27.97%	(26.36)%	(.27)%	8.22%	9.65%	2.48%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	1.62% A	2.77%	2.66%	2.43%	2.23%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 453,094	$ 339,203	$ 377,118	$ 248,500	$ 146,593	$ 74,013
Portfolio turnover rate	33% A	44%	15%	22%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 11.74	$ 12.24	$ 11.75	$ 10.97	$ 10.90
Income from Investment Operations
Net investment income (loss) E	.06	.25	.30	.26	.22	.20
Net realized and unrealized gain (loss)	2.21	(3.28)	(.34)	.66	.80	.04
Total from investment operations	2.27	(3.03)	(.04)	.92	1.02	.24
Distributions from net investment income	(.03)	(.25)	(.27)	(.23)	(.19)	(.17)
Distributions from net realized gain	-	(.30)	(.19)	(.20)	(.06)	- H
Total distributions	(.03)	(.55)	(.46)	(.43)	(.24) I	(.17)
Net asset value, end of period	$ 10.40	$ 8.16	$ 11.74	$ 12.24	$ 11.75	$ 10.97
Total Return B, C, D	27.88%	(26.57)%	(.52)%	8.00%	9.42%	2.18%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	1.37% A	2.52%	2.41%	2.18%	1.98%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,302	$ 163,842	$ 216,732	$ 194,563	$ 143,012	$ 94,744
Portfolio turnover rate	33% A	44%	15%	22%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 11.70	$ 12.20	$ 11.71	$ 10.94	$ 10.87
Income from Investment Operations
Net investment income (loss) E	.04	.20	.24	.20	.17	.15
Net realized and unrealized gain (loss)	2.20	(3.26)	(.35)	.66	.79	.04
Total from investment operations	2.24	(3.06)	(.11)	.86	.96	.19
Distributions from net investment income	(.02)	(.19)	(.20)	(.17)	(.13)	(.12)
Distributions from net realized gain	-	(.30)	(.19)	(.20)	(.06)	- H
Total distributions	(.02)	(.49)	(.39)	(.37)	(.19)	(.12)
Net asset value, end of period	$ 10.37	$ 8.15	$ 11.70	$ 12.20	$ 11.71	$ 10.94
Total Return B, C, D	27.50%	(26.92)%	(1.04)%	7.47%	8.83%	1.72%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.87% A	2.03%	1.91%	1.68%	1.48%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,471	$ 19,950	$ 34,137	$ 34,834	$ 33,404	$ 27,098
Portfolio turnover rate	33% A	44%	15%	22%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 11.67	$ 12.17	$ 11.69	$ 10.93	$ 10.87
Income from Investment Operations
Net investment income (loss) E	.04	.20	.23	.20	.17	.15
Net realized and unrealized gain (loss)	2.19	(3.25)	(.33)	.66	.78	.04
Total from investment operations	2.23	(3.05)	(.10)	.86	.95	.19
Distributions from net investment income	(.02)	(.19)	(.21)	(.18)	(.14)	(.13)
Distributions from net realized gain	-	(.30)	(.19)	(.20)	(.06)	- H
Total distributions	(.02)	(.49)	(.40)	(.38)	(.19) I	(.13)
Net asset value, end of period	$ 10.34	$ 8.13	$ 11.67	$ 12.17	$ 11.69	$ 10.93
Total Return B, C, D	27.47%	(26.88)%	(.97)%	7.45%	8.78%	1.72%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.87% A	2.02%	1.91%	1.68%	1.48%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,691	$ 37,524	$ 58,378	$ 47,918	$ 38,882	$ 27,668
Portfolio turnover rate	33% A	44%	15%	22%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 11.82	$ 12.32	$ 11.82	$ 11.03	$ 10.93
Income from Investment Operations
Net investment income (loss) D	.09	.30	.36	.32	.28	.26
Net realized and unrealized gain (loss)	2.21	(3.30)	(.34)	.67	.80	.05
Total from investment operations	2.30	(3.00)	.02	.99	1.08	.31
Distributions from net investment income	(.04)	(.30)	(.33)	(.29)	(.24)	(.20)
Distributions from net realized gain	-	(.30)	(.19)	(.20)	(.06)	- G
Total distributions	(.04)	(.60)	(.52)	(.49)	(.29) I	(.21) H
Net asset value, end of period	$ 10.48	$ 8.22	$ 11.82	$ 12.32	$ 11.82	$ 11.03
Total Return B, C	28.06%	(26.16)%	(.05)%	8.52%	9.94%	2.80%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	1.87% A	3.02%	2.91%	2.68%	2.48%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,319	$ 41,737	$ 39,922	$ 21,580	$ 11,038	$ 5,538
Portfolio turnover rate	33% A	44%	15%	22%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share. H Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share. I Total distributions of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.3	5.1
Fidelity Advisor Equity Income Fund Institutional Class	5.9	6.8
Fidelity Advisor Growth & Income Fund Institutional Class	6.7	7.2
Fidelity Advisor Large Cap Fund Institutional Class	6.2	6.4
Fidelity Advisor Small Cap Fund Institutional Class	1.9	2.0
Fidelity Series 100 Index Fund	3.2	3.0
Fidelity Series All-Sector Equity Fund	8.4	8.5
Fidelity Series Large Cap Value Fund	3.1	2.1
Fidelity Series Small Cap Opportunities Fund	2.1	1.9
	41.8	43.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.8	5.1
Fidelity Advisor Overseas Fund Institutional Class	4.8	5.1
Fidelity Series Emerging Markets Fund	0.9	0.1
	10.5	10.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.6	5.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.4	6.6
Fidelity Advisor Total Bond Fund Institutional Class	6.9	10.6
Fidelity Inflation-Protected Bond Fund	0.4	0.0
Fidelity Series Investment Grade Bond Fund	20.6	11.7
Fidelity Advisor Government Income Fund Institutional Class	0.0	4.6
	34.3	33.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.9	4.0
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	3.9
	7.8	7.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.8%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	7.8%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	7.9%

Expected
Domestic Equity Funds	37.4%
Commodity Funds	2.4%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	1.3%
Investment Grade Fixed-Income Funds	30.1%
Inflation-Protected Fixed-Income Funds	4.1%
High Yield Fixed-Income Funds	5.2%
Short-Term Funds	9.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.3%
	Shares	Value
Domestic Equity Funds - 41.8%
Fidelity Advisor Equity Growth Fund Institutional Class	1,090,170	$ 47,749,449
Fidelity Advisor Equity Income Fund Institutional Class	3,195,720	65,352,482
Fidelity Advisor Growth & Income Fund Institutional Class	5,110,339	74,151,019
Fidelity Advisor Large Cap Fund Institutional Class	4,504,767	68,832,846
Fidelity Advisor Small Cap Fund Institutional Class	978,588	21,519,141
Fidelity Series 100 Index Fund	4,590,258	35,207,278
Fidelity Series All-Sector Equity Fund	7,956,399	92,692,044
Fidelity Series Large Cap Value Fund	3,020,700	34,949,494
Fidelity Series Small Cap Opportunities Fund	3,008,969	23,199,147
TOTAL DOMESTIC EQUITY FUNDS		463,652,900
International Equity Funds - 10.5%
Fidelity Advisor Diversified International Fund Institutional Class	3,619,755	53,282,788
Fidelity Advisor Overseas Fund Institutional Class	3,241,238	53,123,888
Fidelity Series Emerging Markets Fund	566,563	9,410,605
TOTAL INTERNATIONAL EQUITY FUNDS		115,817,281
TOTAL EQUITY FUNDS (Cost $649,281,128)		579,470,181
Fixed-Income Funds - 39.9%
	Shares	Value
High Yield Fixed-Income Funds - 5.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,442,584	$ 61,996,721
Investment Grade Fixed-Income Funds - 34.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	8,505,115	70,677,504
Fidelity Advisor Total Bond Fund Institutional Class	7,364,191	76,882,159
Fidelity Inflation-Protected Bond Fund	444,378	4,452,667
Fidelity Series Investment Grade Bond Fund	20,016,874	228,792,869
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		380,805,199
TOTAL FIXED-INCOME FUNDS (Cost $443,782,091)		442,801,920
Short-Term Funds - 7.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,856,806	43,856,954
Fidelity Institutional Money Market Portfolio Institutional Class	42,967,273	42,967,273
TOTAL SHORT-TERM FUNDS (Cost $87,527,100)		86,824,227
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,180,590,319)		$ 1,109,096,328
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $42,415,853 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,180,590,319) - See accompanying schedule		$ 1,109,096,328
Receivable for investments sold		2,478,314
Receivable for fund shares sold		797,062
Total assets		1,112,371,704

Liabilities
Payable for investments purchased	$ 29,864
Payable for fund shares redeemed	3,257,921
Distribution fees payable	305,674
Total liabilities		3,593,459

Net Assets		$ 1,108,778,245
Net Assets consist of:
Paid in capital		$ 1,214,321,799
Undistributed net investment income		6,920,844
Accumulated undistributed net realized gain (loss) on investments		(40,970,407)
Net unrealized appreciation (depreciation) on investments		(71,493,991)
Net Assets		$ 1,108,778,245
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($683,082,079 ÷ 65,965,235 shares)		$ 10.36

Maximum offering price per share (100/94.25 of $10.36)		$ 10.99
Class T: Net Asset Value and redemption price per share ($214,678,690 ÷ 20,776,757 shares)		$ 10.33

Maximum offering price per share (100/96.50 of $10.33)		$ 10.70
Class B: Net Asset Value and offering price per share ($34,672,142 ÷ 3,368,827 shares)A		$ 10.29

Class C: Net Asset Value and offering price per share ($60,399,936 ÷ 5,879,464 shares)A		$ 10.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($115,945,398 ÷ 11,126,740 shares)		$ 10.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,771,112

Expenses
Distribution fees	$ 1,647,938
Independent trustees' compensation	1,619
Total expenses before reductions	1,649,557
Expense reductions	(1,619)	1,647,938
Net investment income (loss)		7,123,174
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		14,042,415
Change in net unrealized appreciation (depreciation) on: Underlying funds		216,985,700
Net gain (loss)		231,028,115
Net increase (decrease) in net assets resulting from operations		$ 238,151,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,123,174	$ 22,823,857
Net realized gain (loss)	14,042,415	(49,116,733)
Change in net unrealized appreciation (depreciation)	216,985,700	(268,311,878)
Net increase (decrease) in net assets resulting from operations	238,151,289	(294,604,754)
Distributions to shareholders from net investment income	(3,117,186)	(22,943,550)
Distributions to shareholders from net realized gain	-	(26,245,848)
Total distributions	(3,117,186)	(49,189,398)
Share transactions - net increase (decrease)	80,996,756	236,884,136
Total increase (decrease) in net assets	316,030,859	(106,910,016)

Net Assets
Beginning of period	792,747,386	899,657,402
End of period (including undistributed net investment income of $6,920,844 and undistributed net investment income of $2,914,856, respectively)	$ 1,108,778,245	$ 792,747,386

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.05	$ 11.85	$ 12.40	$ 11.84	$ 10.77	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.07	.26	.31	.26	.22	.21
Net realized and unrealized gain (loss)	2.27	(3.47)	(.35)	.74	1.07	.13
Total from investment operations	2.34	(3.21)	(.04)	1.00	1.29	.34
Distributions from net investment income	(.03)	(.26)	(.27)	(.23)	(.16)	(.14)
Distributions from net realized gain	-	(.33)	(.24)	(.21)	(.06)	-H
Total distributions	(.03)	(.59)J	(.51)I	(.44)	(.22)	(.14)
Net asset value, end of period	$ 10.36	$ 8.05	$ 11.85	$ 12.40	$ 11.84	$ 10.77
Total Return B, C, D	29.18%	(28.01)%	(.53)%	8.56%	12.12%	3.22%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	1.58% A	2.69%	2.46%	2.21%	1.93%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 683,082	$ 477,641	$ 517,888	$ 291,783	$ 128,241	$ 45,028
Portfolio turnover rate	25% A	36%	13%	11%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.511 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share. J Total distributions of $.587 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.04	$ 11.82	$ 12.38	$ 11.81	$ 10.76	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.06	.24	.28	.23	.19	.19
Net realized and unrealized gain (loss)	2.26	(3.46)	(.36)	.75	1.06	.13
Total from investment operations	2.32	(3.22)	(.08)	.98	1.25	.32
Distributions from net investment income	(.03)	(.23)	(.23)	(.20)	(.14)	(.13)
Distributions from net realized gain	-	(.33)	(.24)	(.21)	(.06)	- H
Total distributions	(.03)	(.56) J	(.48) I	(.41)	(.20)	(.13)
Net asset value, end of period	$ 10.33	$ 8.04	$ 11.82	$ 12.38	$ 11.81	$ 10.76
Total Return B, C, D	28.89%	(28.13)%	(.89)%	8.40%	11.71%	3.01%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	1.33% A	2.44%	2.21%	1.96%	1.68%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 214,679	$ 162,439	$ 203,822	$ 186,106	$ 125,323	$ 55,945
Portfolio turnover rate	25% A	36%	13%	11%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.476 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share. J Total distributions of $.559 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 11.77	$ 12.33	$ 11.77	$ 10.73	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.04	.19	.21	.17	.13	.13
Net realized and unrealized gain (loss)	2.25	(3.44)	(.36)	.74	1.06	.13
Total from investment operations	2.29	(3.25)	(.15)	.91	1.19	.26
Distributions from net investment income	(.02)	(.17)	(.17)	(.14)	(.09)	(.09)
Distributions from net realized gain	-	(.33)	(.24)	(.21)	(.06)	-H
Total distributions	(.02)	(.50)J	(.41)I	(.35)	(.15)	(.09)
Net asset value, end of period	$ 10.29	$ 8.02	$ 11.77	$ 12.33	$ 11.77	$ 10.73
Total ReturnB, C, D	28.55%	(28.47)%	(1.37)%	7.83%	11.17%	2.49%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.83%A	1.94%	1.71%	1.46%	1.18%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,672	$ 27,727	$ 43,608	$ 41,424	$ 33,633	$ 18,813
Portfolio turnover rate	25%A	36%	13%	11%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.414 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share. J Total distributions of $.498 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 11.76	$ 12.32	$ 11.77	$ 10.73	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.04	.19	.21	.17	.13	.13
Net realized and unrealized gain (loss)	2.25	(3.45)	(.35)	.74	1.06	.13
Total from investment operations	2.29	(3.26)	(.14)	.91	1.19	.26
Distributions from net investment income	(.02)	(.18)	(.18)	(.15)	(.09)	(.09)
Distributions from net realized gain	-	(.33)	(.24)	(.21)	(.06)	-H
Total distributions	(.02)	(.50)J	(.42)I	(.36)	(.15)	(.09)
Net asset value, end of period	$ 10.27	$ 8.00	$ 11.76	$ 12.32	$ 11.77	$ 10.73
Total ReturnB, C, D	28.64%	(28.53)%	(1.34)%	7.81%	11.19%	2.47%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.83%A	1.94%	1.71%	1.46%	1.18%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,400	$ 46,942	$ 65,543	$ 56,686	$ 35,656	$ 18,926
Portfolio turnover rate	25%A	36%	13%	11%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.418 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share. J Total distributions of $.504 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 11.91	$ 12.47	$ 11.89	$ 10.81	$ 10.59
Income from Investment Operations
Net investment income (loss) D	.09	.29	.34	.29	.25	.24
Net realized and unrealized gain (loss)	2.28	(3.50)	(.36)	.75	1.07	.13
Total from investment operations	2.37	(3.21)	(.02)	1.04	1.32	.37
Distributions from net investment income	(.04)	(.29)	(.29)	(.25)	(.18)	(.15)
Distributions from net realized gain	-	(.33)	(.24)	(.21)	(.06)	- G
Total distributions	(.04)	(.61) I	(.54) H	(.46)	(.24)	(.15)
Net asset value, end of period	$ 10.42	$ 8.09	$ 11.91	$ 12.47	$ 11.89	$ 10.81
Total ReturnB, C	29.35%	(27.85)%	(.42)%	8.90%	12.36%	3.52%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.83% A	2.94%	2.71%	2.46%	2.18%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,945	$ 77,998	$ 68,797	$ 39,631	$ 26,886	$ 12,861
Portfolio turnover rate	25% A	36%	13%	11%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share. H Total distributions of $.536 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share. I Total distributions of $.611 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.3	6.3
Fidelity Advisor Equity Income Fund Institutional Class	7.3	8.4
Fidelity Advisor Growth & Income Fund Institutional Class	8.2	8.9
Fidelity Advisor Large Cap Fund Institutional Class	7.7	7.9
Fidelity Advisor Small Cap Fund Institutional Class	2.3	2.4
Fidelity Series 100 Index Fund	3.9	3.5
Fidelity Series All-Sector Equity Fund	10.1	10.2
Fidelity Series Large Cap Value Fund	3.9	2.5
Fidelity Series Small Cap Opportunities Fund	2.5	2.3
	51.2	52.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.9	6.2
Fidelity Advisor Overseas Fund Institutional Class	5.9	6.2
Fidelity Series Emerging Markets Fund	1.0	0.2
	12.8	12.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.1
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.9	5.1
Fidelity Advisor Total Bond Fund Institutional Class	5.4	8.5
Fidelity Inflation-Protected Bond Fund	0.3	0.0
Fidelity Series Investment Grade Bond Fund	16.2	9.3
Fidelity Advisor Government Income Fund Institutional Class	0.0	3.6
	26.8	26.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.9	0.7
Fidelity Institutional Money Market Portfolio Institutional Class	0.8	0.7
	1.7	1.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	1.7%

Six months ago
Domestic Equity Funds	52.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	1.4%

Expected
Domestic Equity Funds	45.3%
Commodity Funds	2.9%
Developed International Equity Funds	12.8%
Emerging Markets Equity Funds	1.5%
Investment Grade Fixed-Income Funds	24.9%
Inflation-Protected Fixed-Income Funds	3.0%
High Yield Fixed-Income Funds	6.9%
Short-Term Funds	2.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 51.2%
Fidelity Advisor Equity Growth Fund Institutional Class	2,212,149	$ 96,892,146
Fidelity Advisor Equity Income Fund Institutional Class	6,566,471	134,284,335
Fidelity Advisor Growth & Income Fund Institutional Class	10,296,649	149,404,378
Fidelity Advisor Large Cap Fund Institutional Class	9,223,711	140,938,299
Fidelity Advisor Small Cap Fund Institutional Class	1,957,164	43,038,036
Fidelity Series 100 Index Fund	9,259,653	71,021,542
Fidelity Series All-Sector Equity Fund	15,911,417	185,368,005
Fidelity Series Large Cap Value Fund	6,114,765	70,747,827
Fidelity Series Small Cap Opportunities Fund	6,064,208	46,755,047
TOTAL DOMESTIC EQUITY FUNDS		938,449,615
International Equity Funds - 12.8%
Fidelity Advisor Diversified International Fund Institutional Class	7,320,563	107,758,693
Fidelity Advisor Overseas Fund Institutional Class	6,541,788	107,219,902
Fidelity Series Emerging Markets Fund	1,136,659	18,879,905
TOTAL INTERNATIONAL EQUITY FUNDS		233,858,500
TOTAL EQUITY FUNDS (Cost $1,292,948,223)		1,172,308,115
Fixed-Income Funds - 34.3%
	Shares	Value
High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	16,594,635	$ 138,233,313
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Advisor Strategic Real Return Fund Institutional Class	10,833,247	90,024,285
Fidelity Advisor Total Bond Fund Institutional Class	9,481,060	98,982,264
Fidelity Inflation-Protected Bond Fund	522,798	5,238,434
Fidelity Series Investment Grade Bond Fund	25,858,244	295,559,725
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		489,804,708
TOTAL FIXED-INCOME FUNDS (Cost $633,604,226)		628,038,021
Short-Term Funds - 1.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,708,653	15,429,137
Fidelity Institutional Money Market Portfolio Institutional Class	15,188,503	15,188,503
TOTAL SHORT-TERM FUNDS (Cost $30,674,011)		30,617,640
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,957,226,460)		$ 1,830,963,776
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $85,005,141 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $12,661,963 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,957,226,460) - See accompanying schedule		$ 1,830,963,776
Cash		8,387
Receivable for investments sold		5,828,726
Receivable for fund shares sold		1,428,846
Total assets		1,838,229,735

Liabilities
Payable for investments purchased	$ 44,570
Payable for fund shares redeemed	7,223,068
Distribution fees payable	531,091
Total liabilities		7,798,729

Net Assets		$ 1,830,431,006
Net Assets consist of:
Paid in capital		$ 2,039,987,618
Undistributed net investment income		9,227,871
Accumulated undistributed net realized gain (loss) on investments		(92,521,799)
Net unrealized appreciation (depreciation) on investments		(126,262,684)
Net Assets		$ 1,830,431,006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,023,444,244 ÷ 96,180,863 shares)		$ 10.64

Maximum offering price per share (100/94.25 of $10.64)		$ 11.29
Class T: Net Asset Value and redemption price per share ($480,133,591 ÷ 45,187,827 shares)		$ 10.63

Maximum offering price per share (100/96.50 of $10.63)		$ 11.02
Class B: Net Asset Value and offering price per share ($68,840,806 ÷ 6,505,293 shares)A		$ 10.58

Class C: Net Asset Value and offering price per share ($85,866,507 ÷ 8,127,965 shares)A		$ 10.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($172,145,858 ÷ 16,085,631 shares)		$ 10.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,328,731

Expenses
Distribution fees	$ 2,813,656
Independent trustees' compensation	2,601
Total expenses before reductions	2,816,257
Expense reductions	(2,601)	2,813,656
Net investment income (loss)		9,515,075
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		17,499,576
Change in net unrealized appreciation (depreciation) on: Underlying funds		411,224,137
Net gain (loss)		428,723,713
Net increase (decrease) in net assets resulting from operations		$ 438,238,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,515,075	$ 33,876,751
Net realized gain (loss)	17,499,576	(101,331,108)
Change in net unrealized appreciation (depreciation)	411,224,137	(513,255,786)
Net increase (decrease) in net assets resulting from operations	438,238,788	(580,710,143)
Distributions to shareholders from net investment income	(3,937,113)	(33,890,863)
Distributions to shareholders from net realized gain	-	(54,461,707)
Total distributions	(3,937,113)	(88,352,570)
Share transactions - net increase (decrease)	153,768,150	369,126,187
Total increase (decrease) in net assets	588,069,825	(299,936,526)

Net Assets
Beginning of period	1,242,361,181	1,542,297,707
End of period (including undistributed net investment income of $9,227,871 and undistributed net investment income of $3,649,909, respectively)	$ 1,830,431,006	$ 1,242,361,181

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.97	$ 12.73	$ 13.49	$ 12.85	$ 11.53	$ 11.29
Income from Investment Operations
Net investment income (loss) E	.06	.25	.28	.24	.19	.20
Net realized and unrealized gain (loss)	2.64	(4.33)	(.49)	.92	1.36	.23
Total from investment operations	2.70	(4.08)	(.21)	1.16	1.55	.43
Distributions from net investment income	(.03)	(.25)	(.25)	(.23)	(.16)	(.18)
Distributions from net realized gain	-	(.43)	(.30)	(.30)	(.08)	- H
Total distributions	(.03)	(.68)	(.55)	(.52) K	(.23) J	(.19) I
Net asset value, end of period	$ 10.64	$ 7.97	$ 12.73	$ 13.49	$ 12.85	$ 11.53
Total Return B, C, D	33.91%	(33.34)%	(1.83)%	9.21%	13.62%	3.75%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	1.34% A	2.49%	2.07%	1.89%	1.60%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,023,444	$ 677,210	$ 811,992	$ 511,536	$ 284,466	$ 135,306
Portfolio turnover rate	17% A	31%	10%	13%	6%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share. J Total distributions of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share. K Total distributions of $.520 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected PerShare Data
Net asset value, beginning of period	$ 7.96	$ 12.72	$ 13.47	$ 12.83	$ 11.52	$ 11.29
Income from Investment Operations
Net investment income (loss) E	.05	.23	.25	.21	.16	.18
Net realized and unrealized gain (loss)	2.64	(4.34)	(.49)	.92	1.36	.21
Total from investment operations	2.69	(4.11)	(.24)	1.13	1.52	.39
Distributions from net investment income	(.02)	(.22)	(.21)	(.19)	(.13)	(.16)
Distributions from net realized gain	-	(.43)	(.30)	(.30)	(.08)	- H
Total distributions	(.02)	(.65)	(.51)	(.49) I	(.21)	(.16)
Net asset value, end of period	$ 10.63	$ 7.96	$ 12.72	$ 13.47	$ 12.83	$ 11.52
Total Return B, C, D	33.88%	(33.56)%	(2.02)%	8.97%	13.28%	3.46%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	1.09% A	2.24%	1.82%	1.63%	1.35%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 480,134	$ 343,919	$ 458,465	$ 431,886	$ 296,477	$ 177,336
Portfolio turnover rate	17% A	31%	10%	13%	6%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. .E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.489 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 12.66	$ 13.41	$ 12.78	$ 11.48	$ 11.27
Income from Investment Operations
Net investment income (loss) E	.03	.18	.18	.15	.10	.12
Net realized and unrealized gain (loss)	2.62	(4.31)	(.48)	.91	1.35	.21
Total from investment operations	2.65	(4.13)	(.30)	1.06	1.45	.33
Distributions from net investment income	(.01)	(.16)	(.15)	(.13)	(.08)	(.12)
Distributions from net realized gain	-	(.43)	(.30)	(.30)	(.07)	- H
Total distributions	(.01)	(.59)	(.45)	(.43) I	(.15)	(.12)
Net asset value, end of period	$ 10.58	$ 7.94	$ 12.66	$ 13.41	$ 12.78	$ 11.48
Total ReturnB, C, D	33.43%	(33.87)%	(2.51)%	8.40%	12.71%	2.93%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.59% A	1.74%	1.32%	1.13%	.85%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,841	$ 52,871	$ 89,049	$ 85,981	$ 71,232	$ 49,398
Portfolio turnover rate	17% A	31%	10%	13%	6%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.426 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.92	$ 12.64	$ 13.40	$ 12.77	$ 11.48	$ 11.26
Income from Investment Operations
Net investment income (loss) E	.03	.18	.18	.15	.10	.12
Net realized and unrealized gain (loss)	2.62	(4.31)	(.49)	.91	1.34	.22
Total from investment operations	2.65	(4.13)	(.31)	1.06	1.44	.34
Distributions from net investment income	(.01)	(.16)	(.15)	(.14)	(.08)	(.12)
Distributions from net realized gain	-	(.43)	(.30)	(.30)	(.07)	- H
Total distributions	(.01)	(.59)	(.45)	(.43) I	(.15)	(.12)
Net asset value, end of period	$ 10.56	$ 7.92	$ 12.64	$ 13.40	$ 12.77	$ 11.48
Total ReturnB, C, D	33.52%	(33.90)%	(2.56)%	8.45%	12.66%	3.02%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.59% A	1.74%	1.32%	1.14%	.85%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,867	$ 62,702	$ 95,224	$ 85,076	$ 61,442	$ 39,310
Portfolio turnover rate	17% A	31%	10%	13%	6%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.430 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.01	$ 12.79	$ 13.55	$ 12.90	$ 11.57	$ 11.31
Income from Investment Operations
Net investment income (loss)D	.08	.28	.32	.28	.23	.23
Net realized and unrealized gain (loss)	2.64	(4.35)	(.50)	.92	1.36	.23
Total from investment operations	2.72	(4.07)	(.18)	1.20	1.59	.46
Distributions from net investment income	(.03)	(.28)	(.28)	(.25)	(.18)	(.20)
Distributions from net realized gain	-	(.43)	(.30)	(.30)	(.08)	-G
Total distributions	(.03)	(.71)	(.58)	(.55)H	(.26)	(.20)
Net asset value, end of period	$ 10.70	$ 8.01	$ 12.79	$ 13.55	$ 12.90	$ 11.57
Total ReturnB, C	34.06%	(33.16)%	(1.62)%	9.47%	13.88%	4.06%
Ratios to Average Net Assets E, F
Expenses before reductions	.00%A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.59%A	2.74%	2.32%	2.13%	1.85%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,146	$ 105,660	$ 87,568	$ 38,153	$ 21,212	$ 11,932
Portfolio turnover rate	17%A	31%	10%	13%	6%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share. H Total distributions of $.547 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.9	6.7
Fidelity Advisor Equity Income Fund Institutional Class	8.2	9.0
Fidelity Advisor Growth & Income Fund Institutional Class	9.0	9.5
Fidelity Advisor Large Cap Fund Institutional Class	8.5	8.4
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.6
Fidelity Series 100 Index Fund	4.3	3.7
Fidelity Series All-Sector Equity Fund	11.0	10.9
Fidelity Series Large Cap Value Fund	4.3	2.9
Fidelity Series Small Cap Opportunities Fund	2.8	2.5
	56.5	56.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.5	6.7
Fidelity Advisor Overseas Fund Institutional Class	6.4	6.7
Fidelity Series Emerging Markets Fund	1.1	0.2
	14.0	13.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	8.1	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.9	4.5
Fidelity Advisor Total Bond Fund Institutional Class	4.4	7.2
Fidelity Inflation-Protected Bond Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	12.9	8.2
Fidelity Advisor Government Income Fund Institutional Class	0.0	2.9
	21.4	22.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.5%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	8.1%
Investment Grade Fixed-Income Funds	21.4%

Six months ago
Domestic Equity Funds	56.2%
International Equity Funds	13.6%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	22.8%

Expected
Domestic Equity Funds	50.7%
Commodity Funds	3.3%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	1.7%
Investment Grade Fixed-Income Funds	20.8%
Inflation-Protected Fixed-Income Funds	1.7%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.5%
	Shares	Value
Domestic Equity Funds - 56.5%
Fidelity Advisor Equity Growth Fund Institutional Class	1,606,136	$ 70,348,755
Fidelity Advisor Equity Income Fund Institutional Class	4,813,232	98,430,593
Fidelity Advisor Growth & Income Fund Institutional Class	7,471,815	108,416,032
Fidelity Advisor Large Cap Fund Institutional Class	6,663,106	101,812,254
Fidelity Advisor Small Cap Fund Institutional Class	1,393,509	30,643,256
Fidelity Series 100 Index Fund	6,728,675	51,608,935
Fidelity Series All-Sector Equity Fund	11,376,791	132,539,610
Fidelity Series Large Cap Value Fund	4,417,176	51,106,724
Fidelity Series Small Cap Opportunities Fund	4,420,874	34,084,941
TOTAL DOMESTIC EQUITY FUNDS		678,991,100
International Equity Funds - 14.0%
Fidelity Advisor Diversified International Fund Institutional Class	5,254,239	77,342,391
Fidelity Advisor Overseas Fund Institutional Class	4,706,600	77,141,175
Fidelity Series Emerging Markets Fund	793,567	13,181,140
TOTAL INTERNATIONAL EQUITY FUNDS		167,664,706
TOTAL EQUITY FUNDS (Cost $930,490,787)		846,655,806
Fixed-Income Funds - 29.5%
	Shares	Value
High Yield Fixed-Income Funds - 8.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,693,800	$ 97,409,352
Investment Grade Fixed-Income Funds - 21.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,702,102	47,384,465
Fidelity Advisor Total Bond Fund Institutional Class	5,056,254	52,787,294
Fidelity Inflation-Protected Bond Fund	191,211	1,915,935
Fidelity Series Investment Grade Bond Fund	13,537,191	154,730,089
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		256,817,783
TOTAL FIXED-INCOME FUNDS (Cost $354,601,367)		354,227,135
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,285,092,154)		$ 1,200,882,941
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $55,796,563 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,285,092,154) - See accompanying schedule		$ 1,200,882,941
Cash		8
Receivable for investments sold		1,120,214
Receivable for fund shares sold		1,229,588
Total assets		1,203,232,751

Liabilities
Payable for investments purchased	$ 8,417
Payable for fund shares redeemed	2,341,365
Distribution fees payable	313,661
Total liabilities		2,663,443

Net Assets		$ 1,200,569,308
Net Assets consist of:
Paid in capital		$ 1,340,483,938
Undistributed net investment income		5,333,038
Accumulated undistributed net realized gain (loss) on investments		(61,038,455)
Net unrealized appreciation (depreciation) on investments		(84,209,213)
Net Assets		$ 1,200,569,308

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($801,941,325 ÷ 78,961,280 shares)		$ 10.16

Maximum offering price per share (100/94.25 of $10.16)		$ 10.78
Class T: Net Asset Value and redemption price per share ($207,680,302 ÷ 20,421,771 shares)		$ 10.17

Maximum offering price per share (100/96.50 of $10.17)		$ 10.54
Class B: Net Asset Value and offering price per share ($36,820,294 ÷ 3,652,086 shares)A		$ 10.08

Class C: Net Asset Value and offering price per share ($44,945,653 ÷ 4,465,207 shares)A		$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,181,734 ÷ 10,684,537 shares)		$ 10.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,185,115

Expenses
Distribution fees	$ 1,627,350
Independent trustees' compensation	1,657
Total expenses before reductions	1,629,007
Expense reductions	(1,657)	1,627,350
Net investment income (loss)		5,557,765
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		4,668,275
Change in net unrealized appreciation (depreciation) on: Underlying funds		283,130,948
Net gain (loss)		287,799,223
Net increase (decrease) in net assets resulting from operations		$ 293,356,988

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,557,765	$ 19,856,130
Net realized gain (loss)	4,668,275	(60,831,662)
Change in net unrealized appreciation (depreciation)	283,130,948	(328,423,663)
Net increase (decrease) in net assets resulting from operations	293,356,988	(369,399,195)
Distributions to shareholders from net investment income	(2,426,210)	(19,629,825)
Distributions to shareholders from net realized gain	-	(30,018,396)
Total distributions	(2,426,210)	(49,648,221)
Share transactions - net increase (decrease)	129,154,578	330,490,319
Total increase (decrease) in net assets	420,085,356	(88,557,097)

Net Assets
Beginning of period	780,483,952	869,041,049
End of period (including undistributed net investment income of $5,333,038 and undistributed net investment income of $2,201,484, respectively)	$ 1,200,569,308	$ 780,483,952

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.51	$ 12.26	$ 13.01	$ 12.34	$ 10.96	$ 10.67
Income from Investment Operations
Net investment income (loss) E	.05	.23	.26	.22	.17	.19
Net realized and unrealized gain (loss)	2.62	(4.36)	(.50)	.90	1.39	.23
Total from investment operations	2.67	(4.13)	(.24)	1.12	1.56	.42
Distributions from net investment income	(.02)	(.22)	(.22)	(.19)	(.13)	(.13)
Distributions from net realized gain	-	(.40)	(.29)	(.26)	(.05)	- H
Total distributions	(.02)	(.62)	(.51)	(.45)	(.18)	(.13)
Net asset value, end of period	$ 10.16	$ 7.51	$ 12.26	$ 13.01	$ 12.34	$ 10.96
Total Return B, C, D	35.67%	(34.98)%	(2.14)%	9.26%	14.35%	3.96%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.33%
Net investment income (loss)	1.19% A	2.41%	1.95%	1.79%	1.44%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 801,941	$ 512,482	$ 558,890	$ 306,544	$ 128,504	$ 59,347
Portfolio turnover rate	9% A	29%	10%	3%	5%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.52	$ 12.28	$ 13.03	$ 12.35	$ 10.97	$ 10.69
Income from Investment Operations
Net investment income (loss) E	.04	.21	.23	.19	.14	.16
Net realized and unrealized gain (loss)	2.63	(4.37)	(.51)	.91	1.39	.24
Total from investment operations	2.67	(4.16)	(.28)	1.10	1.53	.40
Distributions from net investment income	(.02)	(.20)	(.18)	(.16)	(.11)	(.12)
Distributions from net realized gain	-	(.40)	(.29)	(.26)	(.05)	- H
Total distributions	(.02)	(.60)	(.47)	(.42)	(.15) I	(.12)
Net asset value, end of period	$ 10.17	$ 7.52	$ 12.28	$ 13.03	$ 12.35	$ 10.97
Total Return B, C, D	35.56%	(35.20)%	(2.40)%	9.10%	14.07%	3.75%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.58%
Net investment income (loss)	.94% A	2.16%	1.70%	1.54%	1.19%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,680	$ 139,330	$ 173,946	$ 154,042	$ 83,955	$ 36,966
Portfolio turnover rate	9% A	29%	10%	3%	5%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 12.17	$ 12.93	$ 12.26	$ 10.91	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.02	.16	.16	.13	.08	.11
Net realized and unrealized gain (loss)	2.60	(4.32)	(.51)	.90	1.38	.24
Total from investment operations	2.62	(4.16)	(.35)	1.03	1.46	.35
Distributions from net investment income	(.01)	(.14)	(.12)	(.10)	(.07)	(.08)
Distributions from net realized gain	-	(.40)	(.29)	(.26)	(.04)	- H
Total distributions	(.01)	(.54)	(.41)	(.36)	(.11)	(.08)
Net asset value, end of period	$ 10.08	$ 7.47	$ 12.17	$ 12.93	$ 12.26	$ 10.91
Total Return B, C, D	35.10%	(35.45)%	(2.95)%	8.57%	13.46%	3.29%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.44% A	1.66%	1.20%	1.04%	.69%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,820	$ 27,207	$ 43,016	$ 37,881	$ 27,111	$ 13,415
Portfolio turnover rate	9% A	29%	10%	3%	5%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.46	$ 12.16	$ 12.92	$ 12.26	$ 10.91	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.02	.16	.16	.13	.08	.11
Net realized and unrealized gain (loss)	2.60	(4.32)	(.50)	.89	1.38	.23
Total from investment operations	2.62	(4.16)	(.34)	1.02	1.46	.34
Distributions from net investment income	(.01)	(.14)	(.13)	(.10)	(.07)	(.08)
Distributions from net realized gain	-	(.40)	(.29)	(.26)	(.04)	- H
Total distributions	(.01)	(.54)	(.42)	(.36)	(.11)	(.08)
Net asset value, end of period	$ 10.07	$ 7.46	$ 12.16	$ 12.92	$ 12.26	$ 10.91
Total Return B, C, D	35.17%	(35.44)%	(2.91)%	8.51%	13.46%	3.19%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.44% A	1.66%	1.20%	1.04%	.69%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,946	$ 31,735	$ 40,426	$ 32,679	$ 20,323	$ 10,859
Portfolio turnover rate	9% A	29%	10%	3%	5%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.55	$ 12.33	$ 13.08	$ 12.39	$ 10.99	$ 10.68
Income from Investment Operations
Net investment income (loss) D	.07	.26	.29	.25	.20	.22
Net realized and unrealized gain (loss)	2.63	(4.39)	(.50)	.91	1.40	.24
Total from investment operations	2.70	(4.13)	(.21)	1.16	1.60	.46
Distributions from net investment income	(.03)	(.25)	(.25)	(.21)	(.15)	(.15)
Distributions from net realized gain	-	(.40)	(.29)	(.26)	(.05)	- G
Total distributions	(.03)	(.65)	(.54)	(.47)	(.20)	(.15)
Net asset value, end of period	$ 10.22	$ 7.55	$ 12.33	$ 13.08	$ 12.39	$ 10.99
Total Return B, C	35.81%	(34.83)%	(1.93)%	9.60%	14.69%	4.25%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.44% A	2.66%	2.20%	2.04%	1.69%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,182	$ 69,731	$ 52,762	$ 13,903	$ 5,167	$ 1,921
Portfolio turnover rate	9% A	29%	10%	3%	5%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.5	7.5
Fidelity Advisor Equity Income Fund Institutional Class	9.0	10.2
Fidelity Advisor Growth & Income Fund Institutional Class	10.0	10.8
Fidelity Advisor Large Cap Fund Institutional Class	9.5	9.5
Fidelity Advisor Small Cap Fund Institutional Class	2.8	3.0
Fidelity Series 100 Index Fund	4.6	4.0
Fidelity Series All-Sector Equity Fund	12.4	12.1
Fidelity Series Large Capital Value Fund	4.9	3.3
Fidelity Series Small Cap Opportunities Fund	3.2	2.8
	62.9	63.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.1	7.6
Fidelity Advisor Overseas Fund Institutional Class	7.1	7.6
Fidelity Series Emerging Markets Fund	1.4	0.2
	15.6	15.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	8.0	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.5	2.6
Fidelity Advisor Total Bond Fund Institutional Class	2.8	4.2
Fidelity Inflation-Protected Bond Fund	0.0	0.0
Fidelity Series Investment Grade Bond Fund	8.2	5.3
Fidelity Advisor Government Income Fund Institutional Class	0.0	1.8
	13.5	13.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	62.9%
International Equity Funds	15.6%
High Yield Fixed-Income Funds	8.0%
Investment Grade Fixed-Income Funds	13.5%

Six months ago
Domestic Equity Funds	63.2%
International Equity Funds	15.4%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	13.9%

Expected
Domestic Equity Funds	55.2%
Commodity Funds	3.6%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	1.9%
Investment Grade Fixed-Income Funds	16.0%
Inflation-Protected Fixed-Income Funds	0.3%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.5%
	Shares	Value
Domestic Equity Funds - 62.9%
Fidelity Advisor Equity Growth Fund Institutional Class	2,095,442	$ 91,780,348
Fidelity Advisor Equity Income Fund Institutional Class	6,236,429	127,534,966
Fidelity Advisor Growth & Income Fund Institutional Class	9,807,321	142,304,223
Fidelity Advisor Large Cap Fund Institutional Class	8,801,715	134,490,205
Fidelity Advisor Small Cap Fund Institutional Class	1,834,049	40,330,745
Fidelity Series 100 Index Fund	8,600,702	65,967,387
Fidelity Series All-Sector Equity Fund	15,073,102	175,601,633
Fidelity Series Large Capital Value Fund	5,973,761	69,116,413
Fidelity Series Small Cap Opportunities Fund	5,803,094	44,741,855
TOTAL DOMESTIC EQUITY FUNDS		891,867,775
International Equity Funds - 15.6%
Fidelity Advisor Diversified International Fund Institutional Class	6,866,841	101,079,900
Fidelity Advisor Overseas Fund Institutional Class	6,102,692	100,023,122
Fidelity Series Emerging Markets Fund	1,169,571	19,426,575
TOTAL INTERNATIONAL EQUITY FUNDS		220,529,597
TOTAL EQUITY FUNDS (Cost $1,229,013,896)		1,112,397,372
Fixed-Income Funds - 21.5%
	Shares	Value
High Yield Fixed-Income Funds - 8.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	13,578,258	$ 113,106,891
Investment Grade Fixed-Income Funds - 13.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,294,943	35,690,973
Fidelity Advisor Total Bond Fund Institutional Class	3,770,848	39,367,655
Fidelity Inflation-Protected Bond Fund	22,050	220,940
Fidelity Series Investment Grade Bond Fund	10,217,981	116,791,524
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		192,071,092
TOTAL FIXED-INCOME FUNDS (Cost $307,880,018)		305,177,983
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,536,893,914)		$ 1,417,575,355
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $76,501,982 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,536,893,914) - See accompanying schedule		$ 1,417,575,355
Cash		4
Receivable for investments sold		4,458,279
Receivable for fund shares sold		1,230,555
Total assets		1,423,264,193

Liabilities
Payable for investments purchased	$ 21,362
Payable for fund shares redeemed	5,667,474
Distribution fees payable	397,987
Total liabilities		6,086,823

Net Assets		$ 1,417,177,370
Net Assets consist of:
Paid in capital		$ 1,615,206,505
Undistributed net investment income		4,712,179
Accumulated undistributed net realized gain (loss) on investments		(83,422,755)
Net unrealized appreciation (depreciation) on investments		(119,318,559)
Net Assets		$ 1,417,177,370

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($825,073,714 ÷ 77,843,387 shares)		$ 10.60

Maximum offering price per share (100/94.25 of $10.60)		$ 11.25
Class T: Net Asset Value and redemption price per share ($350,791,223 ÷ 33,216,254 shares)		$ 10.56

Maximum offering price per share (100/96.50 of $10.56)		$ 10.94
Class B: Net Asset Value and offering price per share ($48,210,011 ÷ 4,586,476 shares)A		$ 10.51

Class C: Net Asset Value and offering price per share ($58,349,995 ÷ 5,559,381 shares)A		$ 10.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($134,752,427 ÷ 12,660,259 shares)		$ 10.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,788,345

Expenses
Distribution fees	$ 2,075,425
Independent trustees' compensation	1,972
Total expenses before reductions	2,077,397
Expense reductions	(1,972)	2,075,425
Net investment income (loss)		4,712,920
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		7,275,541
Change in net unrealized appreciation (depreciation) on: Underlying funds		356,463,149
Net gain (loss)		363,738,690
Net increase (decrease) in net assets resulting from operations		$ 368,451,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,712,920	$ 20,500,528
Net realized gain (loss)	7,275,541	(85,821,923)
Change in net unrealized appreciation (depreciation)	356,463,149	(433,071,093)
Net increase (decrease) in net assets resulting from operations	368,451,610	(498,392,488)
Distributions to shareholders from net investment income	(1,516,808)	(20,772,833)
Distributions to shareholders from net realized gain	(612,675)	(43,764,449)
Total distributions	(2,129,483)	(64,537,282)
Share transactions - net increase (decrease)	128,951,383	372,427,616
Total increase (decrease) in net assets	495,273,510	(190,502,154)

Net Assets
Beginning of period	921,903,860	1,112,406,014
End of period (including undistributed net investment income of $4,712,179 and undistributed net investment income of $1,516,067, respectively)	$ 1,417,177,370	$ 921,903,860

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.69	$ 13.29	$ 14.27	$ 13.47	$ 11.81	$ 11.48
Income from Investment Operations
Net investment income (loss) E	.04	.21	.22	.20	.15	.18
Net realized and unrealized gain (loss)	2.89	(5.10)	(.63)	1.09	1.70	.30
Total from investment operations	2.93	(4.89)	(.41)	1.29	1.85	.48
Distributions from net investment income	(.01)	(.21)	(.19)	(.18)	(.11)	(.15)
Distributions from net realized gain	(.01)	(.50)	(.38)	(.31)	(.08)	- H
Total distributions	(.02) I	(.71)	(.57)	(.49)	(.19)	(.15)
Net asset value, end of period	$ 10.60	$ 7.69	$ 13.29	$ 14.27	$ 13.47	$ 11.81
Total Return B, C, D	38.14%	(38.49)%	(3.22)%	9.82%	15.84%	4.19%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	.89% A	2.08%	1.53%	1.49%	1.17%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 825,074	$ 527,042	$ 626,641	$ 343,345	$ 156,916	$ 65,593
Portfolio turnover rate	8% A	22%	10%	8%	4%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.019 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 13.25	$ 14.23	$ 13.43	$ 11.78	$ 11.47
Income from Investment Operations
Net investment income (loss) E	.03	.19	.19	.17	.11	.15
Net realized and unrealized gain (loss)	2.88	(5.09)	(.64)	1.09	1.70	.30
Total from investment operations	2.91	(4.90)	(.45)	1.26	1.81	.45
Distributions from net investment income	(.01)	(.18)	(.15)	(.15)	(.09)	(.14)
Distributions from net realized gain	(.01)	(.50)	(.38)	(.31)	(.08)	- H
Total distributions	(.02) J	(.68)	(.53)	(.46)	(.16) I	(.14)
Net asset value, end of period	$ 10.56	$ 7.67	$ 13.25	$ 14.23	$ 13.43	$ 11.78
Total Return B, C, D	37.92%	(38.62)%	(3.49)%	9.59%	15.52%	3.91%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	.64% A	1.83%	1.28%	1.24%	.92%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 350,791	$ 236,333	$ 297,618	$ 281,508	$ 184,029	$ 102,153
Portfolio turnover rate	8% A	22%	10%	8%	4%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share. J Total distributions of $.015 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) E	.01	.14	.11	.10	.05	.09
Net realized and unrealized gain (loss)	2.86	(5.06)	(.63)	1.08	1.70	.30
Total from investment operations	2.87	(4.92)	(.52)	1.18	1.75	.39
Distributions from net investment income	-	(.11)	(.09)	(.09)	(.05)	(.09)
Distributions from net realized gain	- H	(.50)	(.37)	(.31)	(.07)	- H
Total distributions	- H, I	(.61)	(.46)	(.40)	(.12)	(.09)
Net asset value, end of period	$ 10.51	$ 7.64	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Total Return B, C, D	37.63%	(38.94)%	(3.96)%	8.98%	14.96%	3.41%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.14% A	1.33%	.78%	.74%	.42%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,210	$ 35,701	$ 60,367	$ 56,845	$ 43,099	$ 27,653
Portfolio turnover rate	8% A	22%	10%	8%	4%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.004 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.63	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) E	.01	.14	.11	.10	.05	.09
Net realized and unrealized gain (loss)	2.87	(5.06)	(.63)	1.08	1.70	.30
Total from investment operations	2.88	(4.92)	(.52)	1.18	1.75	.39
Distributions from net investment income	-	(.12)	(.09)	(.09)	(.05)	(.09)
Distributions from net realized gain	(.01)	(.50)	(.37)	(.31)	(.07)	- H
Total distributions	(.01) I	(.62)	(.46)	(.40)	(.12)	(.09)
Net asset value, end of period	$ 10.50	$ 7.63	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Total Return B, C, D	37.69%	(38.96)%	(3.95)%	9.00%	14.99%	3.41%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.14% A	1.33%	.78%	.74%	.42%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,350	$ 40,294	$ 58,768	$ 54,338	$ 37,940	$ 22,265
Portfolio turnover rate	8% A	22%	10%	8%	4%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.005 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.72	$ 13.34	$ 14.32	$ 13.51	$ 11.84	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.05	.23	.26	.24	.18	.21
Net realized and unrealized gain (loss)	2.89	(5.11)	(.64)	1.09	1.71	.31
Total from investment operations	2.94	(4.88)	(.38)	1.33	1.89	.52
Distributions from net investment income	(.02)	(.24)	(.22)	(.21)	(.13)	(.17)
Distributions from net realized gain	(.01)	(.50)	(.38)	(.31)	(.09)	- G
Total distributions	(.02) H	(.74)	(.60)	(.52)	(.22)	(.17)
Net asset value, end of period	$ 10.64	$ 7.72	$ 13.34	$ 14.32	$ 13.51	$ 11.84
Total Return B, C	38.21%	(38.31)%	(3.01)%	10.08%	16.10%	4.50%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.14% A	2.33%	1.78%	1.74%	1.42%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,752	$ 82,534	$ 69,011	$ 24,902	$ 10,918	$ 7,841
Portfolio turnover rate	8% A	22%	10%	8%	4%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share. H Total distributions of $.024 per share is comprised of distributions from net investment income of $.019 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.8	7.8
Fidelity Advisor Equity Income Fund Institutional Class	9.1	10.5
Fidelity Advisor Growth & Income Fund Institutional Class	10.6	11.2
Fidelity Advisor Large Cap Fund Institutional Class	9.5	9.8
Fidelity Advisor Small Cap Fund Institutional Class	3.0	3.1
Fidelity Series 100 Index Fund	5.2	4.1
Fidelity Series All-Sector Equity Fund	13.0	12.6
Fidelity Series Large Cap Value Fund	5.4	3.7
Fidelity Series Small Cap Opportunities Fund	3.4	2.9
	66.0	65.7
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.4	7.8
Fidelity Advisor Overseas Fund Institutional Class	7.3	7.9
Fidelity Series Emerging Markets Fund	1.6	0.3
	16.3	16.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	8.0	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.8	2.0
Fidelity Advisor Total Bond Fund Institutional Class	2.0	3.2
Fidelity Series Investment Grade Bond Fund	5.9	4.4
Fidelity Advisor Government Income Fund Institutional Class	0.0	1.2
	9.7	10.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.0%
International Equity Funds	16.3%
High Yield Fixed-Income Funds	8.0%
Investment Grade Fixed-Income Funds	9.7%

Six months ago
Domestic Equity Funds	65.7%
International Equity Funds	16.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	10.8%

Expected
Domestic Equity Funds	59.9%
Commodity Funds	3.8%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	2.0%
Investment Grade Fixed-Income Funds	10.0%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.3%
	Shares	Value
Domestic Equity Funds - 66.0%
Fidelity Advisor Equity Growth Fund Institutional Class	1,193,209	$ 52,262,552
Fidelity Advisor Equity Income Fund Institutional Class	3,451,437	70,581,890
Fidelity Advisor Growth & Income Fund Institutional Class	5,659,757	82,123,069
Fidelity Advisor Large Cap Fund Institutional Class	4,828,255	73,775,737
Fidelity Advisor Small Cap Fund Institutional Class	1,061,032	23,332,100
Fidelity Series 100 Index Fund	5,239,323	40,185,604
Fidelity Series All-Sector Equity Fund	8,605,682	100,256,196
Fidelity Series Large Cap Value Fund	3,647,237	42,198,527
Fidelity Series Small Cap Opportunities Fund	3,384,270	26,092,725
TOTAL DOMESTIC EQUITY FUNDS		510,808,400
International Equity Funds - 16.3%
Fidelity Advisor Diversified International Fund Institutional Class	3,885,316	57,191,846
Fidelity Advisor Overseas Fund Institutional Class	3,455,529	56,636,124
Fidelity Series Emerging Markets Fund	761,787	12,653,276
TOTAL INTERNATIONAL EQUITY FUNDS		126,481,246
TOTAL EQUITY FUNDS (Cost $700,449,561)		637,289,646
Fixed-Income Funds - 17.7%
	Shares	Value
High Yield Fixed-Income Funds - 8.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,453,799	$ 62,090,147
Investment Grade Fixed-Income Funds - 9.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,631,545	13,558,140
Fidelity Advisor Total Bond Fund Institutional Class	1,485,576	15,509,409
Fidelity Series Investment Grade Bond Fund	3,985,649	45,555,971
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		74,623,520
TOTAL FIXED-INCOME FUNDS (Cost $137,010,227)		136,713,667
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $837,459,788)		$ 774,003,313
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $39,694,784 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $837,459,788) - See accompanying schedule		$ 774,003,313
Cash		10
Receivable for investments sold		997,768
Receivable for fund shares sold		1,006,283
Total assets		776,007,374

Liabilities
Payable for investments purchased	$ 120,389
Payable for fund shares redeemed	1,883,650
Distribution fees payable	198,518
Total liabilities		2,202,557

Net Assets		$ 773,804,817
Net Assets consist of:
Paid in capital		$ 875,980,975
Undistributed net investment income		2,073,126
Accumulated undistributed net realized gain (loss) on investments		(40,792,809)
Net unrealized appreciation (depreciation) on investments		(63,456,475)
Net Assets		$ 773,804,817

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($524,322,763 ÷ 52,635,875 shares)		$ 9.96

Maximum offering price per share (100/94.25 of $9.96)		$ 10.57
Class T: Net Asset Value and redemption price per share ($126,492,305 ÷ 12,759,933 shares)		$ 9.91

Maximum offering price per share (100/96.50 of $9.91)		$ 10.27
Class B: Net Asset Value and offering price per share ($25,094,709 ÷ 2,551,982 shares)A		$ 9.83

Class C: Net Asset Value and offering price per share ($26,296,928 ÷ 2,673,383 shares)A		$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($71,598,112 ÷ 7,156,771 shares)		$ 10.00
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,242,743

Expenses
Distribution fees	$ 1,011,631
Independent trustees' compensation	1,032
Total expenses before reductions	1,012,663
Expense reductions	(1,032)	1,011,631
Net investment income (loss)		2,231,112
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		2,189,409
Change in net unrealized appreciation (depreciation) on underlying funds		193,558,847
Net gain (loss)		195,748,256
Net increase (decrease) in net assets resulting from operations		$ 197,979,368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,231,112	$ 9,984,797
Net realized gain (loss)	2,189,409	(40,983,238)
Change in net unrealized appreciation (depreciation)	193,558,847	(221,191,491)
Net increase (decrease) in net assets resulting from operations	197,979,368	(252,189,932)
Distributions to shareholders from net investment income	(1,070,690)	(9,759,661)
Distributions to shareholders from net realized gain	-	(19,339,084)
Total distributions	(1,070,690)	(29,098,745)
Share transactions - net increase (decrease)	101,057,105	235,607,700
Total increase (decrease) in net assets	297,965,783	(45,680,977)

Net Assets
Beginning of period	475,839,034	521,520,011
End of period (including undistributed net investment income of $2,073,126 and undistributed net investment income of $912,704, respectively)	$ 773,804,817	$ 475,839,034

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 12.53	$ 13.44	$ 12.67	$ 11.06	$ 10.70
Income from Investment Operations
Net investment income (loss) E	.03	.20	.20	.19	.14	.19
Net realized and unrealized gain (loss)	2.77	(4.92)	(.60)	1.02	1.62	.32
Total from investment operations	2.80	(4.72)	(.40)	1.21	1.76	.51
Distributions from net investment income	(.02)	(.18)	(.17)	(.15)	(.11)	(.15)
Distributions from net realized gain	-	(.45)	(.34)	(.29)	(.04)	- H
Total distributions	(.02)	(.63) J	(.51)	(.44) I	(.15)	(.15)
Net asset value, end of period	$ 9.96	$ 7.18	$ 12.53	$ 13.44	$ 12.67	$ 11.06
Total Return B, C, D	39.01%	(39.29)%	(3.34)%	9.74%	16.03%	4.76%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.33%
Net investment income (loss)	.78% A	2.04%	1.51%	1.48%	1.20%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 524,323	$ 314,996	$ 336,805	$ 146,175	$ 49,877	$ 15,281
Portfolio turnover rate	4% A	21%	9%	5%	4%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.440 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share. J Total distributions of $.627 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.15	$ 12.47	$ 13.38	$ 12.62	$ 11.02	$ 10.69
Income from Investment Operations
Net investment income (loss) E	.02	.17	.17	.16	.11	.16
Net realized and unrealized gain (loss)	2.75	(4.89)	(.62)	1.01	1.63	.31
Total from investment operations	2.77	(4.72)	(.45)	1.17	1.74	.47
Distributions from net investment income	(.01)	(.16)	(.13)	(.13)	(.10)	(.14)
Distributions from net realized gain	-	(.45)	(.33)	(.28)	(.04)	- H
Total distributions	(.01)	(.60) J	(.46)	(.41) I	(.14)	(.14)
Net asset value, end of period	$ 9.91	$ 7.15	$ 12.47	$ 13.38	$ 12.62	$ 11.02
Total Return B, C, D	38.81%	(39.42)%	(3.66)%	9.46%	15.84%	4.37%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.58%
Net investment income (loss)	.53% A	1.79%	1.26%	1.23%	.95%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,492	$ 81,463	$ 99,531	$ 84,368	$ 45,421	$ 16,432
Portfolio turnover rate	4% A	21%	9%	5%	4%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.411 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share. J Total distributions of $.601 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.10	$ 12.38	$ 13.29	$ 12.54	$ 10.98	$ 10.67
Income from Investment Operations
Net investment income (loss) E	- H	.13	.10	.09	.05	.10
Net realized and unrealized gain (loss)	2.73	(4.86)	(.61)	1.02	1.61	.32
Total from investment operations	2.73	(4.73)	(.51)	1.11	1.66	.42
Distributions from net investment income	- H	(.10)	(.08)	(.09)	(.06)	(.11)
Distributions from net realized gain	-	(.45)	(.32)	(.27)	(.04)	- H
Total distributions	- H	(.55) J	(.40)	(.36) I	(.10)	(.11)
Net asset value, end of period	$ 9.83	$ 7.10	$ 12.38	$ 13.29	$ 12.54	$ 10.98
Total Return B, C, D	38.50%	(39.76)%	(4.10)%	8.98%	15.17%	3.88%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.08%
Net investment income (loss)	.03% A	1.30%	.76%	.73%	.45%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,095	$ 17,892	$ 27,854	$ 23,065	$ 15,351	$ 6,917
Portfolio turnover rate	4% A	21%	9%	5%	4%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.356 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share. J Total distributions of $.548 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.11	$ 12.39	$ 13.30	$ 12.55	$ 10.99	$ 10.68
Income from Investment Operations
Net investment income (loss) E	- H	.12	.10	.09	.05	.10
Net realized and unrealized gain (loss)	2.73	(4.85)	(.61)	1.02	1.61	.32
Total from investment operations	2.73	(4.73)	(.51)	1.11	1.66	.42
Distributions from net investment income	- H	(.11)	(.08)	(.09)	(.06)	(.11)
Distributions from net realized gain	-	(.45)	(.32)	(.27)	(.04)	- H
Total distributions	- H	(.55) J	(.40)	(.36) I	(.10)	(.11)
Net asset value, end of period	$ 9.84	$ 7.11	$ 12.39	$ 13.30	$ 12.55	$ 10.99
Total Return B, C, D	38.47%	(39.70)%	(4.10)%	8.99%	15.15%	3.87%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.08%
Net investment income (loss)	.03% A	1.29%	.76%	.73%	.45%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,297	$ 17,821	$ 23,168	$ 19,041	$ 12,023	$ 5,089
Portfolio turnover rate	4% A	21%	9%	5%	4%	5%

A AnnualizedB Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.358 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share. J Total distributions of $.552 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.21	$ 12.57	$ 13.49	$ 12.71	$ 11.07	$ 10.71
Income from Investment Operations
Net investment income (loss) D	.05	.22	.24	.22	.17	.21
Net realized and unrealized gain (loss)	2.76	(4.93)	(.62)	1.02	1.64	.31
Total from investment operations	2.81	(4.71)	(.38)	1.24	1.81	.52
Distributions from net investment income	(.02)	(.21)	(.20)	(.18)	(.13)	(.16)
Distributions from net realized gain	-	(.45)	(.34)	(.29)	(.04)	- G
Total distributions	(.02)	(.65) I	(.54)	(.46) H	(.17)	(.16)
Net asset value, end of period	$ 10.00	$ 7.21	$ 12.57	$ 13.49	$ 12.71	$ 11.07
Total Return B, C	39.05%	(39.08)%	(3.19)%	9.98%	16.45%	4.87%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.03% A	2.29%	1.76%	1.72%	1.45%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,598	$ 43,667	$ 34,162	$ 6,371	$ 2,207	$ 467
Portfolio turnover rate	4% A	21%	9%	5%	4%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share. H Total distributions of $.463 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share. I Total distributions of $.651 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.9	7.9
Fidelity Advisor Equity Income Fund Institutional Class	9.5	10.7
Fidelity Advisor Growth & Income Fund Institutional Class	10.7	11.4
Fidelity Advisor Large Cap Fund Institutional Class	9.9	10.1
Fidelity Advisor Small Cap Fund Institutional Class	3.0	3.1
Fidelity Series 100 Index Fund	5.1	4.2
Fidelity Series All-Sector Equity Fund	13.1	12.8
Fidelity Series Large Cap Value Fund	5.4	3.7
Fidelity Series Small Cap Opportunities Fund	3.4	3.0
	67.0	66.9
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.5	8.0
Fidelity Advisor Overseas Fund Institutional Class	7.5	8.0
Fidelity Series Emerging Markets Fund	1.6	0.3
	16.6	16.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	9.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.1	1.2
Fidelity Advisor Total Bond Fund Institutional Class	1.4	2.1
Fidelity Series Investment Grade Bond Fund	4.0	2.9
Fidelity Advisor Government Income Fund Institutional Class	0.0	1.0
	6.5	7.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.0%
International Equity Funds	16.6%
High Yield Fixed-Income Funds	9.9%
Investment Grade Fixed-Income Funds	6.5%

Six months ago
Domestic Equity Funds	66.9%
International Equity Funds	16.3%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	7.2%

Expected
Domestic Equity Funds	60.7%
Commodity Funds	4.0%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.0%
Investment Grade Fixed-Income Funds	7.4%
High Yield Fixed-Income Funds	8.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.6%
	Shares	Value
Domestic Equity Funds - 67.0%
Fidelity Advisor Equity Growth Fund Institutional Class	1,583,337	$ 69,350,159
Fidelity Advisor Equity Income Fund Institutional Class	4,684,624	95,800,560
Fidelity Advisor Growth & Income Fund Institutional Class	7,469,545	108,383,104
Fidelity Advisor Large Cap Fund Institutional Class	6,577,221	100,499,941
Fidelity Advisor Small Cap Fund Institutional Class	1,399,762	30,780,767
Fidelity Series 100 Index Fund	6,778,349	51,989,936
Fidelity Series All-Sector Equity Fund	11,411,096	132,939,266
Fidelity Series Large Cap Value Fund	4,750,157	54,959,314
Fidelity Series Small Cap Opportunities Fund	4,480,023	34,540,979
TOTAL DOMESTIC EQUITY FUNDS		679,244,026
International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	5,165,181	76,031,461

	Shares	Value
Fidelity Advisor Overseas Fund Institutional Class	4,592,873	$ 75,277,189
Fidelity Series Emerging Markets Fund	989,081	16,428,640
TOTAL INTERNATIONAL EQUITY FUNDS		167,737,290
TOTAL EQUITY FUNDS (Cost $932,663,590)		846,981,316
Fixed-Income Funds - 16.4%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	12,092,591	100,731,282
Investment Grade Fixed-Income Funds - 6.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,367,888	11,367,152
Fidelity Advisor Total Bond Fund Institutional Class	1,344,092	14,032,316
Fidelity Series Investment Grade Bond Fund	3,532,210	40,373,165
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		65,772,633
TOTAL FIXED-INCOME FUNDS (Cost $171,104,517)		166,503,915
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,103,768,107)		$ 1,013,485,231
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $57,729,888 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,103,768,107) - See accompanying schedule		$ 1,013,485,231
Cash		485
Receivable for investments sold		2,857,015
Receivable for fund shares sold		1,971,923
Total assets		1,018,314,654

Liabilities
Payable for investments purchased	$ 531
Payable for fund shares redeemed	4,828,917
Distribution fees payable	297,622
Total liabilities		5,127,070

Net Assets		$ 1,013,187,584
Net Assets consist of:
Paid in capital		$ 1,162,250,208
Undistributed net investment income		2,583,979
Accumulated undistributed net realized gain (loss) on investments		(61,363,727)
Net unrealized appreciation (depreciation) on investments		(90,282,876)
Net Assets		$ 1,013,187,584

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($550,571,976 ÷ 51,801,992 shares)		$ 10.63

Maximum offering price per share (100/94.25 of $10.63)		$ 11.28
Class T: Net Asset Value and redemption price per share ($277,366,118 ÷ 26,183,253 shares)		$ 10.59

Maximum offering price per share (100/96.50 of $10.59)		$ 10.97
Class B: Net Asset Value and offering price per share ($40,526,508 ÷ 3,857,383 shares)A		$ 10.51

Class C: Net Asset Value and offering price per share ($48,371,410 ÷ 4,608,192 shares)A		$ 10.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,351,572 ÷ 9,028,333 shares)		$ 10.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,380,529

Expenses
Distribution fees	$ 1,543,002
Independent trustees' compensation	1,396
Total expenses before reductions	1,544,398
Expense reductions	(1,396)	1,543,002
Net investment income (loss)		2,837,527
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		3,020,626
Change in net unrealized appreciation (depreciation) on underlying funds		267,824,597
Net gain (loss)		270,845,223
Net increase (decrease) in net assets resulting from operations		$ 273,682,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,837,527	$ 13,972,825
Net realized gain (loss)	3,020,626	(61,624,191)
Change in net unrealized appreciation (depreciation)	267,824,597	(325,789,369)
Net increase (decrease) in net assets resulting from operations	273,682,750	(373,440,735)
Distributions to shareholders from net investment income	(1,399,897)	(13,667,108)
Distributions to shareholders from net realized gain	-	(34,379,125)
Total distributions	(1,399,897)	(48,046,233)
Share transactions - net increase (decrease)	96,176,110	247,327,890
Total increase (decrease) in net assets	368,458,963	(174,159,078)

Net Assets
Beginning of period	644,728,621	818,887,699
End of period (including undistributed net investment income of $2,583,979 and undistributed net investment income of $1,146,349, respectively)	$ 1,013,187,584	$ 644,728,621

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.59	$ 13.57	$ 14.69	$ 13.83	$ 12.03	$ 11.62
Income from Investment Operations
Net investment income (loss) E	.04	.21	.22	.21	.15	.18
Net realized and unrealized gain (loss)	3.02	(5.44)	(.74)	1.16	1.84	.39
Total from investment operations	3.06	(5.23)	(.52)	1.37	1.99	.57
Distributions from net investment income	(.02)	(.20)	(.20)	(.18)	(.12)	(.16)
Distributions from net realized gain	-	(.56)	(.40)	(.33)	(.07)	-
Total distributions	(.02)	(.75) I	(.60)	(.51) H	(.19)	(.16)
Net asset value, end of period	$ 10.63	$ 7.59	$ 13.57	$ 14.69	$ 13.83	$ 12.03
Total Return B, C, D	40.35%	(40.42)%	(3.92)%	10.09%	16.65%	4.87%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	.79% A	2.02%	1.47%	1.48%	1.18%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 550,572	$ 342,357	$ 428,381	$ 263,733	$ 133,817	$ 51,718
Portfolio turnover rate	4% A	18%	9%	7%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.506 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share. I Total distributions of $.752 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.57	$ 13.54	$ 14.64	$ 13.79	$ 12.00	$ 11.60
Income from Investment Operations
Net investment income (loss) E	.02	.18	.18	.17	.12	.15
Net realized and unrealized gain (loss)	3.01	(5.43)	(.72)	1.16	1.83	.38
Total from investment operations	3.03	(5.25)	(.54)	1.33	1.95	.53
Distributions from net investment income	(.01)	(.17)	(.16)	(.15)	(.10)	(.13)
Distributions from net realized gain	-	(.56)	(.40)	(.33)	(.06)	-
Total distributions	(.01)	(.72) I	(.56)	(.48) H	(.16)	(.13)
Net asset value, end of period	$ 10.59	$ 7.57	$ 13.54	$ 14.64	$ 13.79	$ 12.00
Total Return B, C, D	40.12%	(40.61)%	(4.05)%	9.81%	16.35%	4.57%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	.54% A	1.77%	1.22%	1.23%	.93%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,366	$ 181,917	$ 238,675	$ 221,815	$ 136,679	$ 66,136
Portfolio turnover rate	4% A	18%	9%	7%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.475 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share. I Total distributions of $.723 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.52	$ 13.42	$ 14.53	$ 13.70	$ 11.94	$ 11.57
Income from Investment Operations
Net investment income (loss) E	- H	.13	.11	.10	.05	.09
Net realized and unrealized gain (loss)	2.99	(5.37)	(.73)	1.14	1.83	.38
Total from investment operations	2.99	(5.24)	(.62)	1.24	1.88	.47
Distributions from net investment income	- H	(.11)	(.10)	(.10)	(.06)	(.10)
Distributions from net realized gain	-	(.55)	(.39)	(.32)	(.06)	-
Total distributions	- H	(.66) J	(.49)	(.41) I	(.12)	(.10)
Net asset value, end of period	$ 10.51	$ 7.52	$ 13.42	$ 14.53	$ 13.70	$ 11.94
Total ReturnB, C, D	39.83%	(40.85)%	(4.59)%	9.25%	15.81%	4.04%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.04% A	1.28%	.72%	.73%	.43%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,527	$ 29,479	$ 50,827	$ 46,110	$ 32,658	$ 18,541
Portfolio turnover rate	4% A	18%	9%	7%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share. J Total distributions of $.662 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.51	$ 13.42	$ 14.52	$ 13.70	$ 11.94	$ 11.57
Income from Investment Operations
Net investment income (loss) E	- H	.13	.11	.10	.05	.09
Net realized and unrealized gain (loss)	2.99	(5.37)	(.72)	1.13	1.83	.38
Total from investment operations	2.99	(5.24)	(.61)	1.23	1.88	.47
Distributions from net investment income	- H	(.12)	(.10)	(.10)	(.06)	(.10)
Distributions from net realized gain	-	(.55)	(.39)	(.32)	(.06)	-
Total distributions	- H	(.67) J	(.49)	(.41) I	(.12)	(.10)
Net asset value, end of period	$ 10.50	$ 7.51	$ 13.42	$ 14.52	$ 13.70	$ 11.94
Total ReturnB, C, D	39.88%	(40.91)%	(4.54)%	9.17%	15.82%	4.04%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.04% A	1.28%	.72%	.73%	.43%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,371	$ 34,036	$ 54,549	$ 54,022	$ 38,947	$ 21,792
Portfolio turnover rate	4% A	18%	9%	7%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share. J Total distributions of $.665 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.62	$ 13.62	$ 14.74	$ 13.87	$ 12.05	$ 11.63
Income from Investment Operations
Net investment income (loss) D	.05	.23	.25	.24	.18	.21
Net realized and unrealized gain (loss)	3.02	(5.45)	(.74)	1.17	1.85	.38
Total from investment operations	3.07	(5.22)	(.49)	1.41	2.03	.59
Distributions from net investment income	(.02)	(.22)	(.23)	(.21)	(.14)	(.17)
Distributions from net realized gain	-	(.56)	(.40)	(.33)	(.07)	-
Total distributions	(.02)	(.78) H	(.63)	(.54) G	(.21)	(.17)
Net asset value, end of period	$ 10.67	$ 7.62	$ 13.62	$ 14.74	$ 13.87	$ 12.05
Total Return B, C	40.40%	(40.24)%	(3.70)%	10.36%	16.99%	5.07%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.04% A	2.27%	1.72%	1.73%	1.43%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,352	$ 56,940	$ 46,457	$ 19,197	$ 7,227	$ 4,474
Portfolio turnover rate	4% A	18%	9%	7%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.535 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share. H Total distributions of $.779 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.9	7.9
Fidelity Advisor Equity Income Fund Institutional Class	9.0	10.5
Fidelity Advisor Growth & Income Fund Institutional Class	10.7	10.9
Fidelity Advisor Large Cap Fund Institutional Class	9.6	9.9
Fidelity Advisor Small Cap Fund Institutional Class	3.2	3.1
Fidelity Series 100 Index Fund	5.5	3.7
Fidelity Series All-Sector Equity Fund	13.6	14.0
Fidelity Series Large Cap Value Fund	6.0	4.5
Fidelity Series Small Cap Opportunities Fund	3.5	3.0
	68.0	67.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.4	8.1
Fidelity Advisor Overseas Fund Institutional Class	7.2	8.0
Fidelity Series Emerging Markets Fund	2.0	0.4
	16.6	16.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.5	10.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.8	0.9
Fidelity Advisor Total Bond Fund Institutional Class	1.1	1.0
Fidelity Series Investment Grade Bond Fund	3.0	3.1
Fidelity Advisor Government Income Fund Institutional Class	0.0	0.8
	4.9	5.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.0%
International Equity Funds	16.6%
High Yield Fixed-Income Funds	10.5%
Investment Grade Fixed-Income Funds	4.9%

Six months ago
Domestic Equity Funds	67.5%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	10.2%
Investment Grade Fixed-Income Funds	5.8%

Expected
Domestic Equity Funds	61.6%
Commodity Funds	4.0%
Developed International Equity Funds	17.3%
Emerging Markets Equity Funds	2.1%
Investment Grade Fixed-Income Funds	5.0%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value
Domestic Equity Funds - 68.0%
Fidelity Advisor Equity Growth Fund Institutional Class	340,787	$ 14,926,450
Fidelity Advisor Equity Income Fund Institutional Class	946,307	19,351,974
Fidelity Advisor Growth & Income Fund Institutional Class	1,578,352	22,901,894
Fidelity Advisor Large Cap Fund Institutional Class	1,345,440	20,558,328
Fidelity Advisor Small Cap Fund Institutional Class	310,096	6,819,012
Fidelity Series 100 Index Fund	1,531,541	11,746,920
Fidelity Series All-Sector Equity Fund	2,508,697	29,226,327
Fidelity Series Large Cap Value Fund	1,120,797	12,967,621
Fidelity Series Small Cap Opportunities Fund	980,345	7,558,459
TOTAL DOMESTIC EQUITY FUNDS		146,056,985
International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	1,082,210	15,930,135

	Shares	Value
Fidelity Advisor Overseas Fund Institutional Class	952,778	$ 15,616,023
Fidelity Series Emerging Markets Fund	254,601	4,228,919
TOTAL INTERNATIONAL EQUITY FUNDS		35,775,077
TOTAL EQUITY FUNDS (Cost $187,494,321)		181,832,062
Fixed-Income Funds - 15.4%

High Yield Fixed-Income Funds - 10.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,701,529	22,503,739
Investment Grade Fixed-Income Funds - 4.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	219,920	1,827,537
Fidelity Advisor Total Bond Fund Institutional Class	219,692	2,293,589
Fidelity Series Investment Grade Bond Fund	566,668	6,477,020
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		10,598,146
TOTAL FIXED-INCOME FUNDS (Cost $31,628,482)		33,101,885
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $219,122,803)		$ 214,933,947
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $7,999,140 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $219,122,803) - See accompanying schedule		$ 214,933,947
Cash		51
Receivable for investments sold		178,631
Receivable for fund shares sold		362,913
Other affiliated receivables		3,844
Total assets		215,479,386

Liabilities
Payable for investments purchased	$ 17,181
Payable for fund shares redeemed	524,354
Distribution fees payable	50,130
Total liabilities		591,665

Net Assets		$ 214,887,721
Net Assets consist of:
Paid in capital		$ 226,961,298
Undistributed net investment income		539,346
Accumulated undistributed net realized gain (loss) on investments		(8,424,067)
Net unrealized appreciation (depreciation) on investments		(4,188,856)
Net Assets		$ 214,887,721

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($150,789,282 ÷ 18,329,472 shares)		$ 8.23

Maximum offering price per share (100/94.25 of $8.23)		$ 8.73
Class T: Net Asset Value and redemption price per share ($33,453,673 ÷ 4,080,782 shares)		$ 8.20

Maximum offering price per share (100/96.50 of $8.20)		$ 8.50
Class B: Net Asset Value and offering price per share ($3,436,366 ÷ 420,539 shares)A		$ 8.17

Class C: Net Asset Value and offering price per share ($4,593,158 ÷ 562,317 shares)A		$ 8.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,615,242 ÷ 2,739,709 shares)		$ 8.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 835,001

Expenses
Distribution fees	$ 245,396
Independent trustees' compensation	266
Total expenses before reductions	245,662
Expense reductions	(266)	245,396
Net investment income (loss)		589,605
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		450,928
Change in net unrealized appreciation (depreciation) on underlying funds		53,033,750
Net gain (loss)		53,484,678
Net increase (decrease) in net assets resulting from operations		$ 54,074,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 589,605	$ 2,112,292
Net realized gain (loss)	450,928	(8,238,179)
Change in net unrealized appreciation (depreciation)	53,033,750	(47,910,180)
Net increase (decrease) in net assets resulting from operations	54,074,283	(54,036,067)
Distributions to shareholders from net investment income	(289,871)	(2,013,822)
Distributions to shareholders from net realized gain	-	(2,435,534)
Total distributions	(289,871)	(4,449,356)
Share transactions - net increase (decrease)	43,718,312	90,758,359
Total increase (decrease) in net assets	97,502,724	32,272,936

Net Assets
Beginning of period	117,384,997	85,112,061
End of period (including undistributed net investment income of $539,346 and undistributed net investment income of $239,612, respectively)	$ 214,887,721	$ 117,384,997

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.86	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.16	.16	.12
Net realized and unrealized gain (loss)	2.35	(4.29)	(.57)	1.06
Total from investment operations	2.38	(4.13)	(.41)	1.18
Distributions from net investment income	(.01)	(.14)	(.11)	(.08)
Distributions from net realized gain	-	(.26)	(.14)	(.05)
Total distributions	(.01)	(.40)	(.25) I	(.13)
Net asset value, end of period	$ 8.23	$ 5.86	$ 10.39	$ 11.05
Total Return B, C, D	40.74%	(40.93)%	(3.96)%	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	.75% A	2.12%	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,789	$ 81,985	$ 61,721	$ 12,550
Portfolio turnover rate	4% A	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.248 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.14	.13	.09
Net realized and unrealized gain (loss)	2.35	(4.28)	(.57)	1.06
Total from investment operations	2.37	(4.14)	(.44)	1.15
Distributions from net investment income	(.01)	(.12)	(.09)	(.07)
Distributions from net realized gain	-	(.26)	(.14)	(.05)
Total distributions	(.01)	(.38)	(.23) I	(.12)
Net asset value, end of period	$ 8.20	$ 5.84	$ 10.36	$ 11.03
Total Return B, C, D	40.64%	(41.08)%	(4.23)%	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	.50% A	1.87%	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,454	$ 18,065	$ 11,746	$ 3,339
Portfolio turnover rate	4% A	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.227 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.83	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.11	.08	.05
Net realized and unrealized gain (loss)	2.34	(4.27)K	(.57)	1.06
Total from investment operations	2.34	(4.16)	(.49)	1.11
Distributions from net investment income	- I	(.08)	(.06)	(.05)
Distributions from net realized gain	-	(.26)	(.13)	(.05)
Total distributions	- I	(.34)	(.19) J	(.10)
Net asset value, end of period	$ 8.17	$ 5.83K	$ 10.33	$ 11.01
Total ReturnB, C, D	40.20%	(41.39)%K	(4.65)%	11.09%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	.00% A	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,436	$ 2,231	$ 2,476	$ 776
Portfolio turnover rate	4% A	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share. K Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an increase to the net asset value of $0.01 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The total return increased from (41.49%) to (41.39%).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.82	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.11	.08	.05
Net realized and unrealized gain (loss)	2.35	(4.27) K	(.58)	1.06
Total from investment operations	2.35	(4.16)	(.50)	1.11
Distributions from net investment income	- I	(.08)	(.06)	(.05)
Distributions from net realized gain	-	(.26)	(.13)	(.05)
Total distributions	- I	(.34)	(.19) J	(.10)
Net asset value, end of period	$ 8.17	$ 5.82 K	$ 10.32	$ 11.01
Total ReturnB, C, D	40.46%	(41.39)% K	(4.74)%	11.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	.00% A	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,593	$ 3,027	$ 2,539	$ 770
Portfolio turnover rate	4% A	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share. K Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in a decrease to the net asset value of $0.03 per share with a corresponding decrease to net realized and unrealized gain (loss) per share. The total return decreased from (41.08%) to (41.39%).

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 5.87	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.18	.19	.14
Net realized and unrealized gain (loss)	2.36	(4.30)	(.59)	1.06
Total from investment operations	2.40	(4.12)	(.40)	1.20
Distributions from net investment income	(.02)	(.16)	(.13)	(.08)
Distributions from net realized gain	-	(.26)	(.14)	(.05)
Total distributions	(.02)	(.42)	(.26) H	(.13)
Net asset value, end of period	$ 8.25	$ 5.87	$ 10.41	$ 11.07
Total Return B, C	40.90%	(40.81)%	(3.82)%	12.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	1.00% A	2.37%	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,615	$ 12,078	$ 6,631	$ 629
Portfolio turnover rate	4% A	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.264 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.2	8.0
Fidelity Advisor Equity Income Fund Institutional Class	8.4	10.2
Fidelity Advisor Growth & Income Fund Institutional Class	10.9	11.3
Fidelity Advisor Large Cap Fund Institutional Class	10.0	10.3
Fidelity Advisor Small Cap Fund Institutional Class	3.2	3.2
Fidelity Series 100 Index Fund	5.4	3.1
Fidelity Series All-Sector Equity Fund	14.0	14.7
Fidelity Series Large Cap Value Fund	6.3	5.3
Fidelity Series Small Cap Opportunities Fund	3.8	3.1
	69.2	69.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.7	9.4
Fidelity Advisor Overseas Fund Institutional Class	8.5	9.3
Fidelity Series Emerging Markets Fund	2.2	0.5
	19.4	19.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.9	10.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.1
Fidelity Series Investment Grade Bond Fund	0.3	0.4
Fidelity Advisor Government Income Fund Institutional Class	0.0	0.1
	0.5	0.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.2%
International Equity Funds	19.4%
High Yield Fixed-Income Funds	10.9%
Investment Grade Fixed-Income Funds	0.5%

Six months ago
Domestic Equity Funds	69.2%
International Equity Funds	19.2%
High Yield Fixed-Income Funds	10.9%
Investment Grade Fixed-Income Funds	0.7%

Expected
Domestic Equity Funds	63.6%
Commodity Funds	4.2%
Developed International Equity Funds	19.4%
Emerging Markets Equity Funds	2.3%
Investment Grade Fixed-Income Funds	0.5%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.6%
	Shares	Value
Domestic Equity Funds - 69.2%
Fidelity Advisor Equity Growth Fund Institutional Class	297,566	$ 13,033,393
Fidelity Advisor Equity Income Fund Institutional Class	747,014	15,276,430
Fidelity Advisor Growth & Income Fund Institutional Class	1,363,445	19,783,586
Fidelity Advisor Large Cap Fund Institutional Class	1,187,930	18,151,574
Fidelity Advisor Small Cap Fund Institutional Class	267,645	5,885,508
Fidelity Series 100 Index Fund	1,273,879	9,770,649
Fidelity Series All-Sector Equity Fund	2,188,892	25,500,585
Fidelity Series Large Cap Value Fund	994,792	11,509,739
Fidelity Series Small Cap Opportunities Fund	884,398	6,818,712
TOTAL DOMESTIC EQUITY FUNDS		125,730,176
International Equity Funds - 19.4%
Fidelity Advisor Diversified International Fund Institutional Class	1,076,819	15,850,776

	Shares	Value
Fidelity Advisor Overseas Fund Institutional Class	945,347	$ 15,494,230
Fidelity Series Emerging Markets Fund	240,409	3,993,193
TOTAL INTERNATIONAL EQUITY FUNDS		35,338,199
TOTAL EQUITY FUNDS (Cost $169,442,552)		161,068,375
Fixed-Income Funds - 11.4%

High Yield Fixed-Income Funds - 10.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,370,224	19,743,963
Investment Grade Fixed-Income Funds - 0.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	17,443	144,950
Fidelity Advisor Total Bond Fund Institutional Class	15,170	158,371
Fidelity Series Investment Grade Bond Fund	57,774	660,360
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		963,681
TOTAL FIXED-INCOME FUNDS (Cost $19,732,380)		20,707,644
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $189,174,932)		$ 181,776,019
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $7,984,790 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $189,174,932) - See accompanying schedule		$ 181,776,019
Cash		66
Receivable for investments sold		163,717
Receivable for fund shares sold		352,522
Total assets		182,292,324

Liabilities
Payable for investments purchased	$ 5,013
Payable for fund shares redeemed	511,223
Distribution fees payable	46,804
Total liabilities		563,040

Net Assets		$ 181,729,284
Net Assets consist of:
Paid in capital		$ 197,349,820
Undistributed net investment income		349,048
Accumulated undistributed net realized gain (loss) on investments		(8,570,671)
Net unrealized appreciation (depreciation) on investments		(7,398,913)
Net Assets		$ 181,729,284

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($103,334,546 ÷ 12,808,594 shares)		$ 8.07

Maximum offering price per share (100/94.25 of $8.07)		$ 8.56
Class T: Net Asset Value and redemption price per share ($37,470,276 ÷ 4,657,408 shares)		$ 8.05

Maximum offering price per share (100/96.50 of $8.05)		$ 8.34
Class B: Net Asset Value and offering price per share ($4,935,390 ÷ 616,718 shares)A		$ 8.00

Class C: Net Asset Value and offering price per share ($8,396,927 ÷ 1,048,114 shares)A		$ 8.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,592,145 ÷ 3,407,001 shares)		$ 8.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 610,739

Expenses
Distribution fees	$ 231,677
Independent trustees' compensation	230
Total expenses before reductions	231,907
Expense reductions	(230)	231,677
Net investment income (loss)		379,062
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		531,940
Change in net unrealized appreciation (depreciation) on underlying funds		47,296,537
Net gain (loss)		47,828,477
Net increase (decrease) in net assets resulting from operations		$ 48,207,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 379,062	$ 1,838,987
Net realized gain (loss)	531,940	(8,423,554)
Change in net unrealized appreciation (depreciation)	47,296,537	(44,545,249)
Net increase (decrease) in net assets resulting from operations	48,207,539	(51,129,816)
Distributions to shareholders from net investment income	(172,637)	(1,739,953)
Distributions to shareholders from net realized gain	-	(2,746,301)
Total distributions	(172,637)	(4,486,254)
Share transactions - net increase (decrease)	31,393,544	71,843,683
Total increase (decrease) in net assets	79,428,446	16,227,613

Net Assets
Beginning of period	102,300,838	86,073,225
End of period (including undistributed net investment income of $349,048 and undistributed net investment income of $142,623, respectively)	$ 181,729,284	$ 102,300,838

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.67	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.16	.16	.13
Net realized and unrealized gain (loss)	2.39	(4.39) J	(.60)	1.06
Total from investment operations	2.41	(4.23)	(.44)	1.19
Distributions from net investment income	(.01)	(.13)	(.11)	(.09)
Distributions from net realized gain	-	(.30)	(.17)	(.06)
Total distributions	(.01)	(.42) I	(.28)	(.15)
Net asset value, end of period	$ 8.07	$ 5.67 J	$ 10.32	$ 11.04
Total Return B, C, D	42.55%	(42.30)% J	(4.27)%	11.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%A	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%A
Net investment income (loss)	.60%A	2.04%	1.39%	1.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,335	$ 57,591	$ 55,250	$ 12,907
Portfolio turnover rate	3%A	16%	25%	4%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.422 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share. J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an increase to the net asset value of $0.01 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The total return increased from (42.40%) to (42.30%).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.66	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.14	.13	.11
Net realized and unrealized gain (loss)	2.39	(4.37)	(.59)	1.05
Total from investment operations	2.40	(4.23)	(.46)	1.16
Distributions from net investment income	(.01)	(.11)	(.09)	(.08)
Distributions from net realized gain	-	(.30)	(.17)	(.06)
Total distributions	(.01)	(.41)I	(.26)	(.14)
Net asset value, end of period	$ 8.05	$ 5.66	$ 10.30	$ 11.02
Total ReturnB, C, D	42.38%	(42.41)%	(4.45)%	11.64%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%A	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%A
Net investment income (loss)	.35%A	1.79%	1.14%	1.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,470	$ 21,186	$ 15,147	$ 3,520
Portfolio turnover rate	3%A	16%	25%	4%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.407 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.64	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.10	.07	.06
Net realized and unrealized gain (loss)	2.37	(4.35) J	(.59)	1.07
Total from investment operations	2.36	(4.25)	(.52)	1.13
Distributions from net investment income	-	(.08)	(.06)	(.07)
Distributions from net realized gain	-	(.29)	(.16)	(.06)
Total distributions	-	(.37)I	(.22)	(.13)
Net asset value, end of period	$ 8.00	$ 5.64 J	$ 10.26	$ 11.00
Total ReturnB, C, D	41.84%	(42.71)% J	(4.93)%	11.31%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	(.15)%A	1.29%	.64%	.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,935	$ 3,078	$ 3,414	$ 1,177
Portfolio turnover rate	3%A	16%	25%	4%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.368 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share. J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an increase to the net asset value of $0.01 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The total return increased from (42.81%) to (42.71%).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.63	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.10	.07	.06
Net realized and unrealized gain (loss)	2.39	(4.35) J	(.59)	1.06
Total from investment operations	2.38	(4.25)	(.52)	1.12
Distributions from net investment income	-	(.08)	(.07)	(.06)
Distributions from net realized gain	-	(.29)	(.16)	(.06)
Total distributions	-	(.37)I	(.23)	(.12)
Net asset value, end of period	$ 8.01	$ 5.63 J	$ 10.25	$ 11.00
Total ReturnB, C, D	42.27%	(42.74)% J	(4.99)%	11.25%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	(.15)%A	1.29%	.64%	.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,397	$ 5,436	$ 5,380	$ 1,507
Portfolio turnover rate	3%A	16%	25%	4%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.370 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share. J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in a decrease to the net asset value of $0.06 per share with a corresponding decrease to net realized and unrealized gain (loss) per share. The total return decreased from (42.13%) to (42.74%).

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 5.68	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.03	.17	.18	.15
Net realized and unrealized gain (loss)	2.40	(4.40) I	(.59)	1.06
Total from investment operations	2.43	(4.23)	(.41)	1.21
Distributions from net investment income	(.01)	(.15)	(.13)	(.09)
Distributions from net realized gain	-	(.30)	(.17)	(.06)
Total distributions	(.01)	(.44)H	(.30)	(.15)
Net asset value, end of period	$ 8.10	$ 5.68 I	$ 10.35	$ 11.06
Total ReturnB, C	42.89%	(42.22)% I	(4.02)%	12.16%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%A
Expense net of all reductions	.00%A	.00%	.00%	.00%A
Net investment income (loss)	.85%A	2.29%	1.64%	1.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,592	$ 15,010	$ 6,882	$ 982
Portfolio turnover rate	3%A	16%	25%	4%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.441 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share. I Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in a decrease to the net asset value of $0.02 per share with a corresponding decrease to net realized and unrealized gain (loss) per share. The total return decreased from (42.01%) to (42.22%).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of September 30, 2009, for each Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 207,334,577	$ 6,813,484	$ (11,117,950)	$ (4,304,466)
Advisor Freedom 2005	185,144,547	6,945,726	(19,025,437)	(12,079,711)
Advisor Freedom 2010	849,046,389	33,198,029	(88,119,961)	(54,921,932)
Advisor Freedom 2015	1,186,425,684	51,909,752	(129,239,108)	(77,329,356)
Advisor Freedom 2020	1,968,619,846	97,548,362	(235,204,432)	(137,656,070)
Advisor Freedom 2025	1,292,460,708	79,774,256	(171,352,023)	(91,577,767)
Advisor Freedom 2030	1,545,909,684	91,383,979	(219,718,308)	(128,334,329)
Advisor Freedom 2035	840,749,853	57,450,787	(124,197,327)	(66,746,540)
Advisor Freedom 2040	1,109,351,989	67,450,890	(163,317,648)	(95,866,758)
Advisor Freedom 2045	220,072,644	22,441,668	(27,580,365)	(5,138,697)
Advisor Freedom 2050	190,495,478	18,070,745	(26,790,204)	(8,719,459)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	39,641,400	23,211,350
Advisor Freedom 2005	38,442,840	19,185,497
Advisor Freedom 2010	143,912,209	116,627,519
Advisor Freedom 2015	205,883,894	120,786,720
Advisor Freedom 2020	289,528,540	129,990,258
Advisor Freedom 2025	177,204,028	44,731,415
Advisor Freedom 2030	179,001,402	47,324,808
Advisor Freedom 2035	116,315,074	14,020,640
Advisor Freedom 2040	116,456,399	18,733,194
Advisor Freedom 2045	47,121,577	3,084,270
Advisor Freedom 2050	34,089,510	2,468,536

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 135,947	$ 15,979
Class T	.25%	.25%	117,952	265
Class B	.75%	.25%	22,820	17,126
Class C	.75%	.25%	62,194	11,210
			$ 338,913	$ 44,580
Advisor Freedom 2005
Class A	0%	.25%	$ 134,687	$ 35,564
Class T	.25%	.25%	43,889	537
Class B	.75%	.25%	15,041	11,289
Class C	.75%	.25%	38,846	3,633
			$ 232,463	$ 51,023
Advisor Freedom 2010
Class A	0%	.25%	$ 502,127	$ 117,721
Class T	.25%	.25%	466,194	-
Class B	.75%	.25%	110,577	82,980
Class C	.75%	.25%	215,047	22,322
			$ 1,293,945	$ 223,023
Advisor Freedom 2015
Class A	0%	.25%	$ 729,765	$ 137,830
Class T	.25%	.25%	484,434	-
Class B	.75%	.25%	158,180	118,722
Class C	.75%	.25%	275,559	31,899
			$ 1,647,938	$ 288,451
Advisor Freedom 2020
Class A	0%	.25%	$ 1,075,035	$ 192,530
Class T	.25%	.25%	1,049,904	-
Class B	.75%	.25%	310,930	233,389
Class C	.75%	.25%	377,787	46,219
			$ 2,813,656	$ 472,138
Advisor Freedom 2025
Class A	0%	.25%	$ 825,220	$ 171,301
Class T	.25%	.25%	442,755	-
Class B	.75%	.25%	164,226	123,272
Class C	.75%	.25%	195,149	28,823
			$ 1,627,350	$ 323,396
Advisor Freedom 2030
Class A	0%	.25%	$ 857,282	$ 147,733
Class T	.25%	.25%	749,577	-
Class B	.75%	.25%	215,259	161,607
Class C	.75%	.25%	253,307	36,496
			$ 2,075,425	$ 345,836

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Advisor Freedom 2035
Class A	0%	.25%	$ 526,852	$ 105,123
Class T	.25%	.25%	262,973	-
Class B	.75%	.25%	110,110	82,664
Class C	.75%	.25%	111,696	20,049
			$ 1,011,631	$ 207,836
Advisor Freedom 2040
Class A	0%	.25%	$ 567,726	$ 69,086
Class T	.25%	.25%	585,487	-
Class B	.75%	.25%	179,201	134,540
Class C	.75%	.25%	210,588	30,368
			$ 1,543,002	$ 233,994
Advisor Freedom 2045
Class A	0%	.25%	$ 145,965	$ 32,395
Class T	.25%	.25%	65,412	-
Class B	.75%	.25%	14,561	10,935
Class C	.75%	.25%	19,458	4,764
			$ 245,396	$ 48,094
Advisor Freedom 2050
Class A	0%	.25%	$ 101,760	$ 11,180
Class T	.25%	.25%	73,899	79
Class B	.75%	.25%	20,359	15,290
Class C	.75%	.25%	35,659	11,060
			$ 231,677	$ 37,609

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 8,994
Class T	1,068
Class B*	9,680
Class C*	828
$ 20,570
Advisor Freedom 2005
Class A	$ 2,683
Class T	228
Class B*	3,225
Class C*	287
$ 6,423
Advisor Freedom 2010
Class A	$ 22,547
Class T	5,058
Class B*	26,217
Class C*	1,192
$ 55,014

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Advisor Freedom 2015
Class A	$ 27,238
Class T	7,245
Class B*	38,406
Class C*	3,328
$ 76,217
Advisor Freedom 2020
Class A	$ 47,364
Class T	12,245
Class B*	73,255
Class C*	4,860
$ 137,724
Advisor Freedom 2025
Class A	$ 35,034
Class T	9,951
Class B*	49,480
Class C*	2,319
$ 96,784
Advisor Freedom 2030
Class A	$ 37,378
Class T	11,392
Class B*	52,628
Class C*	4,264
$ 105,662
Advisor Freedom 2035
Class A	$ 31,866
Class T	6,653
Class B*	28,901
Class C*	1,894
$ 69,314
Advisor Freedom 2040
Class A	$ 38,920
Class T	11,121
Class B*	43,467
Class C*	2,875
$ 96,383
Advisor Freedom 2045
Class A	$ 10,663
Class T	2,229
Class B*	5,432
Class C*	714
$ 19,038
Advisor Freedom 2050
Class A	$ 10,508
Class T	2,756
Class B*	5,136
Class C*	723
$ 19,123

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Advisor Freedom Income
Class A	.25%	$ 186
Class T	.50%	80
Class B	1.00%	8
Class C	1.00%	21
Institutional Class	.00%	18
Advisor Freedom 2005
Class A	.25%	182
Class T	.50%	30
Class B	1.00%	5
Class C	1.00%	13
Institutional Class	.00%	18
Advisor Freedom 2010
Class A	.25%	686
Class T	.50%	318
Class B	1.00%	38
Class C	1.00%	74
Institutional Class	.00%	89
Advisor Freedom 2015
Class A	.25%	986
Class T	.50%	327
Class B	1.00%	53
Class C	1.00%	93
Institutional Class	.00%	160
Advisor Freedom 2020
Class A	.25%	1,443
Class T	.50%	704
Class B	1.00%	104
Class C	1.00%	127
Institutional Class	.00	223
Advisor Freedom 2025
Class A	.25%	1,094
Class T	.50%	294
Class B	1.00%	55
Class C	1.00%	65
Institutional Class	.00%	149
Advisor Freedom 2030
Class A	.25%	1,140
Class T	.50%	498
Class B	1.00%	72
Class C	1.00%	84
Institutional Class	.00%	178

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 692
Class T	.50%	173
Class B	1.00%	36
Class C	1.00%	37
Institutional Class	.00%	94
Advisor Freedom 2040
Class A	.25%	752
Class T	.50%	388
Class B	1.00%	59
Class C	1.00%	70
Institutional Class	.00%	127
Advisor Freedom 2045
Class A	.25%	185
Class T	.50%	42
Class B	1.00%	5
Class C	1.00%	6
Institutional Class	.00%	28
Advisor Freedom 2050
Class A	.25%	131
Class T	.50%	47
Class B	1.00%	7
Class C	1.00%	11
Institutional Class	.00%	34

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom Income
From net investment income
Class A	$ 1,152,615	$ 2,990,969
Class T	446,702	1,242,739
Class B	31,432	118,298
Class C	82,623	295,522
Institutional Class	127,479	304,252
Total	$ 1,840,851	$ 4,951,780
From net realized gain
Class A	$ -	$ 1,103,465
Class T	-	501,951
Class B	-	58,786
Class C	-	143,588
Institutional Class	-	102,215
Total	$ -	$ 1,910,005

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2005
From net investment income
Class A	$ 381,844	$ 2,875,262
Class T	54,440	435,635
Class B	5,596	67,624
Class C	15,125	160,605
Institutional Class	43,659	324,455
Total	$ 500,664	$ 3,863,581
From net realized gain
Class A	$ -	$ 2,130,306
Class T	-	423,340
Class B	-	84,230
Class C	-	214,103
Institutional Class	-	207,885
Total	$ -	$ 3,059,864
Advisor Freedom 2010
From net investment income
Class A	$ 1,471,469	$ 10,947,222
Class T	590,106	5,111,081
Class B	43,194	504,030
Class C	92,529	905,547
Institutional Class	212,061	1,477,806
Total	$ 2,409,359	$ 18,945,686
From net realized gain
Class A	$ -	$ 10,198,551
Class T	-	5,679,097
Class B	-	862,119
Class C	-	1,488,953
Institutional Class	-	1,190,826
Total	$ -	$ 19,419,546
Advisor Freedom 2015
From net investment income
Class A	$ 1,993,754	$ 14,240,612
Class T	579,379	4,518,598
Class B	58,611	620,340
Class C	106,881	1,044,267
Institutional Class	378,561	2,519,733
Total	$ 3,117,186	$ 22,943,550
From net realized gain
Class A	$ -	$ 15,189,802
Class T	-	5,848,859
Class B	-	1,211,160
Class C	-	1,851,735
Institutional Class	-	2,144,292
Total	$ -	$ 26,245,848

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2020
From net investment income
Class A	$ 2,370,944	$ 19,215,664
Class T	959,353	9,183,010
Class B	79,109	1,086,901
Class C	96,916	1,261,267
Institutional Class	430,791	3,144,021
Total	$ 3,937,113	$ 33,890,863
From net realized gain
Class A	$ -	$ 28,711,282
Class T	-	15,997,485
Class B	-	3,039,923
Class C	-	3,299,753
Institutional Class	-	3,413,264
Total	$ -	$ 54,461,707
Advisor Freedom 2025
From net investment income
Class A	$ 1,691,164	$ 13,299,070
Class T	382,381	3,310,848
Class B	36,892	505,085
Class C	47,658	558,066
Institutional Class	268,115	1,956,756
Total	$ 2,426,210	$ 19,629,825
From net realized gain
Class A	$ -	$ 19,217,652
Class T	-	5,918,387
Class B	-	1,447,951
Class C	-	1,386,204
Institutional Class	-	2,048,202
Total	$ -	$ 30,018,396
Advisor Freedom 2030
From net investment income
Class A	$ 992,882	$ 12,523,897
Class T	314,024	5,041,844
Class B	-	523,790
Class C	-	595,367
Institutional Class	209,902	2,087,935
Total	$ 1,516,808	$ 20,772,833
From net realized gain
Class A	$ 354,598	$ 24,763,231
Class T	157,045	11,555,431
Class B	18,712	2,319,770
Class C	27,083	2,296,059
Institutional Class	55,237	2,829,958
Total	$ 612,675	$ 43,764,449

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2035
From net investment income
Class A	$ 779,408	$ 6,685,226
Class T	141,186	1,578,824
Class B	7,632	253,655
Class C	10,143	241,140
Institutional Class	132,321	1,000,816
Total	$ 1,070,690	$ 9,759,661
From net realized gain
Class A	$ -	$ 12,449,964
Class T	-	3,685,700
Class B	-	1,024,129
Class C	-	863,970
Institutional Class	-	1,315,321
Total	$ -	$ 19,339,084
Advisor Freedom 2040
From net investment income
Class A	$ 840,904	$ 7,793,389
Class T	343,999	3,588,898
Class B	15,660	436,286
Class C	18,285	515,663
Institutional Class	181,049	1,332,872
Total	$ 1,399,897	$ 13,667,108
From net realized gain
Class A	$ -	$ 18,027,783
Class T	-	9,963,489
Class B	-	2,093,643
Class C	-	2,284,827
Institutional Class	-	2,009,383
Total	$ -	$ 34,379,125
Advisor Freedom 2045
From net investment income
Class A	$ 210,777	$ 1,453,387
Class T	37,230	279,952
Class B	824	27,920
Class C	2,119	33,745
Institutional Class	38,921	218,818
Total	$ 289,871	$ 2,013,822
From net realized gain
Class A	$ -	$ 1,746,634
Class T	-	344,367
Class B	-	73,453
Class C	-	73,894
Institutional Class	-	197,186
Total	$ -	$ 2,435,534

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2050
From net investment income
Class A	$ 108,306	$ 1,030,278
Class T	27,624	319,811
Class B	-	38,529
Class C	-	62,649
Institutional Class	36,707	288,686
Total	$ 172,637	$ 1,739,953
From net realized gain
Class A	$ -	$ 1,711,927
Class T	-	515,363
Class B	-	110,348
Class C	-	167,930
Institutional Class	-	240,733
Total	$ -	$ 2,746,301

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2009	Year ended March 31, 2009	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom Income
Class A
Shares sold	2,488,982	6,982,465	$ 23,624,633	$ 67,700,366
Reinvestment of distributions	120,490	424,486	1,134,349	4,014,480
Shares redeemed	(1,260,380)	(5,026,311)	(12,024,821)	(47,294,795)
Net increase (decrease)	1,349,092	2,380,640	$ 12,734,161	$ 24,420,051
Class T
Shares sold	985,298	2,860,068	$ 9,328,670	$ 27,200,706
Reinvestment of distributions	45,836	178,640	430,961	1,693,207
Shares redeemed	(968,084)	(2,445,970)	(9,230,046)	(23,290,929)
Net increase (decrease)	63,050	592,738	$ 529,585	$ 5,602,984
Class B
Shares sold	61,353	157,222	$ 583,740	$ 1,476,911
Reinvestment of distributions	3,125	17,174	29,338	162,898
Shares redeemed	(68,985)	(214,129)	(648,990)	(1,990,988)
Net increase (decrease)	(4,507)	(39,733)	$ (35,912)	$ (351,179)
Class C
Shares sold	142,605	508,802	$ 1,350,831	$ 4,852,317
Reinvestment of distributions	7,517	39,179	70,621	372,190
Shares redeemed	(138,968)	(655,537)	(1,321,599)	(6,321,803)
Net increase (decrease)	11,154	(107,556)	$ 99,853	$ (1,097,296)
Institutional Class
Shares sold	473,287	766,168	$ 4,527,206	$ 7,275,963
Reinvestment of distributions	13,342	42,274	126,076	402,268
Shares redeemed	(160,729)	(712,207)	(1,538,734)	(6,686,370)
Net increase (decrease)	325,900	96,235	$ 3,114,548	$ 991,861

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2009	Year ended March 31, 2009	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2005
Class A
Shares sold	2,777,691	7,824,991	$ 25,631,884	$ 76,183,885
Reinvestment of distributions	43,214	527,603	378,984	4,959,217
Shares redeemed	(1,579,657)	(6,052,431)	(14,661,489)	(57,057,843)
Net increase (decrease)	1,241,248	2,300,163	$ 11,349,379	$ 24,085,259
Class T
Shares sold	611,977	1,107,674	$ 5,644,406	$ 10,689,045
Reinvestment of distributions	5,938	83,844	52,132	807,051
Shares redeemed	(424,655)	(1,238,205)	(3,949,443)	(11,959,868)
Net increase (decrease)	193,260	(46,687)	$ 1,747,095	$ (463,772)
Class B
Shares sold	35,890	93,691	$ 344,300	$ 943,061
Reinvestment of distributions	590	14,275	5,178	138,494
Shares redeemed	(40,418)	(157,750)	(373,865)	(1,505,391)
Net increase (decrease)	(3,938)	(49,784)	$ (24,387)	$ (423,836)
Class C
Shares sold	178,635	332,577	$ 1,709,112	$ 3,214,674
Reinvestment of distributions	1,581	34,394	13,833	335,809
Shares redeemed	(151,662)	(504,271)	(1,434,974)	(4,858,459)
Net increase (decrease)	28,554	(137,300)	$ 287,971	$ (1,307,976)
Institutional Class
Shares sold	652,608	679,881	$ 6,527,124	$ 6,849,983
Reinvestment of distributions	4,956	56,512	43,659	527,550
Shares redeemed	(147,185)	(434,113)	(1,352,602)	(4,200,339)
Net increase (decrease)	510,379	302,280	$ 5,218,181	$ 3,177,194
Advisor Freedom 2010
Class A
Shares sold	8,197,452	27,644,971	$ 77,359,383	$ 279,300,486
Reinvestment of distributions	163,048	2,137,557	1,454,384	20,813,308
Shares redeemed	(6,375,730)	(20,377,432)	(60,117,424)	(193,937,215)
Net increase (decrease)	1,984,770	9,405,096	$ 18,696,343	$ 106,176,579
Class T
Shares sold	3,362,597	10,512,535	$ 31,597,946	$ 100,864,998
Reinvestment of distributions	65,124	1,078,073	578,950	10,623,798
Shares redeemed	(3,850,583)	(9,978,388)	(36,051,166)	(95,483,371)
Net increase (decrease)	(422,862)	1,612,220	$ (3,874,270)	$ 16,005,425
Class B
Shares sold	76,106	360,739	$ 718,763	$ 3,611,530
Reinvestment of distributions	4,500	121,076	39,956	1,229,138
Shares redeemed	(264,899)	(951,618)	(2,503,433)	(8,905,172)
Net increase (decrease)	(184,293)	(469,803)	$ (1,744,714)	$ (4,064,504)
Class C
Shares sold	470,941	1,451,192	$ 4,396,013	$ 14,356,301
Reinvestment of distributions	9,266	207,922	82,006	2,096,514
Shares redeemed	(580,809)	(2,043,613)	(5,487,956)	(19,263,851)
Net increase (decrease)	(100,602)	(384,499)	$ (1,009,937)	$ (2,811,036)
Institutional Class
Shares sold	1,969,209	3,808,131	$ 19,228,894	$ 39,641,688
Reinvestment of distributions	23,357	267,634	209,046	2,583,482
Shares redeemed	(745,027)	(2,374,575)	(7,108,356)	(22,636,136)
Net increase (decrease)	1,247,539	1,701,190	$ 12,329,584	$ 19,589,034

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2009	Year ended March 31, 2009	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2015
Class A
Shares sold	13,752,701	33,660,949	$ 129,131,650	$ 332,436,308
Reinvestment of distributions	224,209	2,969,139	1,970,799	29,046,026
Shares redeemed	(7,346,434)	(21,015,336)	(68,605,108)	(201,059,105)
Net increase (decrease)	6,630,476	15,614,752	$ 62,497,341	$ 160,423,229
Class T
Shares sold	3,945,308	9,552,536	$ 36,350,533	$ 93,377,388
Reinvestment of distributions	63,718	1,015,718	559,443	10,080,764
Shares redeemed	(3,441,300)	(7,598,715)	(32,300,858)	(71,596,533)
Net increase (decrease)	567,726	2,969,539	$ 4,609,118	$ 31,861,619
Class B
Shares sold	225,318	681,198	$ 2,077,929	$ 6,933,950
Reinvestment of distributions	6,290	168,864	55,173	1,718,215
Shares redeemed	(321,586)	(1,095,174)	(2,958,285)	(10,356,068)
Net increase (decrease)	(89,978)	(245,112)	$ (825,183)	$ (1,703,903)
Class C
Shares sold	632,728	1,862,954	$ 5,769,878	$ 18,285,509
Reinvestment of distributions	11,126	257,190	97,354	2,586,187
Shares redeemed	(630,297)	(1,826,626)	(5,876,059)	(17,084,660)
Net increase (decrease)	13,557	293,518	$ (8,827)	$ 3,787,036
Institutional Class
Shares sold	2,425,645	6,396,847	$ 23,502,131	$ 66,855,852
Reinvestment of distributions	42,608	480,395	376,656	4,619,510
Shares redeemed	(976,960)	(3,018,599)	(9,154,480)	(28,959,207)
Net increase (decrease)	1,491,293	3,858,643	$ 14,724,307	$ 42,516,155
Advisor Freedom 2020
Class A
Shares sold	20,810,124	42,768,917	$ 198,010,341	$ 438,011,578
Reinvestment of distributions	265,700	4,520,276	2,348,734	47,381,140
Shares redeemed	(9,909,932)	(26,063,863)	(94,753,992)	(259,723,487)
Net increase (decrease)	11,165,892	21,225,330	$ 105,605,083	$ 225,669,231
Class T
Shares sold	7,479,919	18,886,061	$ 70,261,007	$ 186,399,308
Reinvestment of distributions	107,081	2,337,116	945,521	24,805,802
Shares redeemed	(5,607,400)	(14,070,253)	(52,832,341)	(140,504,124)
Net increase (decrease)	1,979,600	7,152,924	$ 18,374,187	$ 70,700,986
Class B
Shares sold	380,158	1,103,375	$ 3,520,150	$ 11,809,274
Reinvestment of distributions	8,611	360,923	75,904	3,962,480
Shares redeemed	(543,807)	(1,839,222)	(5,117,556)	(18,050,005)
Net increase (decrease)	(155,038)	(374,924)	$ (1,521,502)	$ (2,278,251)
Class C
Shares sold	1,046,772	2,884,143	$ 9,865,594	$ 29,790,918
Reinvestment of distributions	9,890	361,443	87,035	3,933,566
Shares redeemed	(840,787)	(2,865,470)	(7,924,826)	(27,955,288)
Net increase (decrease)	215,875	380,116	$ 2,027,803	$ 5,769,196
Institutional Class
Shares sold	4,114,389	8,703,199	$ 41,042,322	$ 92,686,776
Reinvestment of distributions	47,644	630,394	423,076	6,383,899
Shares redeemed	(1,274,302)	(2,981,000)	(12,182,819)	(29,805,650)
Net increase (decrease)	2,887,731	6,352,593	$ 29,282,579	$ 69,265,025

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2009	Year ended March 31, 2009	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2025
Class A
Shares sold	17,880,660	36,598,209	$ 162,540,298	$ 351,257,221
Reinvestment of distributions	200,584	3,228,324	1,678,892	32,255,912
Shares redeemed	(7,391,343)	(17,140,862)	(66,907,633)	(160,248,668)
Net increase (decrease)	10,689,901	22,685,671	$ 97,311,557	$ 223,264,465
Class T
Shares sold	4,496,930	9,116,017	$ 40,555,455	$ 86,676,520
Reinvestment of distributions	44,427	882,777	372,746	9,017,264
Shares redeemed	(2,641,942)	(5,644,264)	(24,171,864)	(53,391,522)
Net increase (decrease)	1,899,415	4,354,530	$ 16,756,337	$ 42,302,262
Class B
Shares sold	326,459	743,353	$ 2,855,347	$ 7,578,046
Reinvestment of distributions	4,245	179,009	35,389	1,884,532
Shares redeemed	(322,108)	(812,754)	(2,865,644)	(7,458,928)
Net increase (decrease)	8,596	109,608	$ 25,092	$ 2,003,650
Class C
Shares sold	701,426	1,719,703	$ 6,248,213	$ 16,055,880
Reinvestment of distributions	5,391	173,569	44,850	1,792,762
Shares redeemed	(497,785)	(960,545)	(4,459,415)	(8,431,223)
Net increase (decrease)	209,032	932,727	$ 1,833,648	$ 9,417,419
Institutional Class
Shares sold	2,091,906	7,043,431	$ 19,153,991	$ 74,326,650
Reinvestment of distributions	31,800	412,243	267,439	3,981,166
Shares redeemed	(678,923)	(2,496,321)	(6,193,486)	(24,805,293)
Net increase (decrease)	1,444,783	4,959,353	$ 13,227,944	$ 53,502,523
Advisor Freedom 2030
Class A
Shares sold	17,182,562	36,571,859	$ 160,562,454	$ 369,068,951
Reinvestment of distributions	154,520	3,333,735	1,335,048	36,933,871
Shares redeemed	(8,028,531)	(18,526,964)	(75,511,955)	(184,096,059)
Net increase (decrease)	9,308,551	21,378,630	$ 86,385,547	$ 221,906,763
Class T
Shares sold	6,608,909	15,493,194	$ 61,115,246	$ 151,841,595
Reinvestment of distributions	53,960	1,467,862	465,112	16,407,269
Shares redeemed	(4,265,669)	(8,605,624)	(39,785,748)	(87,102,297)
Net increase (decrease)	2,397,200	8,355,432	$ 21,794,610	$ 81,146,567
Class B
Shares sold	299,963	853,353	$ 2,741,744	$ 9,110,199
Reinvestment of distributions	2,115	234,952	18,169	2,754,171
Shares redeemed	(387,451)	(998,967)	(3,602,693)	(9,944,194)
Net increase (decrease)	(85,373)	89,338	$ (842,780)	$ 1,920,176
Class C
Shares sold	755,835	1,778,130	$ 6,928,554	$ 17,627,965
Reinvestment of distributions	2,968	229,804	25,466	2,662,650
Shares redeemed	(479,440)	(1,190,976)	(4,478,938)	(11,472,328)
Net increase (decrease)	279,363	816,958	$ 2,475,082	$ 8,818,287
Institutional Class
Shares sold	2,845,760	7,173,836	$ 27,354,305	$ 74,902,303
Reinvestment of distributions	30,318	456,149	262,856	4,820,536
Shares redeemed	(910,572)	(2,109,452)	(8,478,237)	(21,087,016)
Net increase (decrease)	1,965,506	5,520,533	$ 19,138,924	$ 58,635,823

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2009	Year ended March 31, 2009	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2035
Class A
Shares sold	13,217,549	24,984,613	$ 116,821,670	$ 233,206,889
Reinvestment of distributions	95,502	1,840,329	772,608	18,981,347
Shares redeemed	(4,536,113)	(9,851,227)	(40,065,847)	(92,108,084)
Net increase (decrease)	8,776,938	16,973,715	$ 77,528,431	$ 160,080,152
Class T
Shares sold	3,145,403	5,952,168	$ 27,526,736	$ 55,077,528
Reinvestment of distributions	17,098	492,541	137,812	5,172,978
Shares redeemed	(1,792,907)	(3,034,429)	(15,679,151)	(28,314,087)
Net increase (decrease)	1,369,594	3,410,280	$ 11,985,397	$ 31,936,419
Class B
Shares sold	202,311	579,388	$ 1,731,506	$ 5,700,656
Reinvestment of distributions	929	114,147	7,450	1,248,634
Shares redeemed	(169,809)	(425,319)	(1,482,395)	(3,994,907)
Net increase (decrease)	33,431	268,216	$ 256,561	$ 2,954,383
Class C
Shares sold	438,523	1,020,539	$ 3,737,508	$ 9,370,199
Reinvestment of distributions	1,201	96,416	9,622	1,041,544
Shares redeemed	(273,691)	(479,767)	(2,320,333)	(4,400,281)
Net increase (decrease)	166,033	637,188	$ 1,426,797	$ 6,011,462
Institutional Class
Shares sold	1,545,838	4,318,097	$ 13,752,954	$ 43,926,192
Reinvestment of distributions	16,285	233,544	132,237	2,312,872
Shares redeemed	(463,913)	(1,210,387)	(4,025,272)	(11,613,780)
Net increase (decrease)	1,098,210	3,341,254	$ 9,859,919	$ 34,625,284
Advisor Freedom 2040
Class A
Shares sold	11,845,574	22,907,802	$ 110,326,016	$ 229,408,437
Reinvestment of distributions	96,335	2,235,268	827,518	25,465,481
Shares redeemed	(5,248,563)	(11,591,220)	(49,512,496)	(118,053,909)
Net increase (decrease)	6,693,346	13,551,850	$ 61,641,038	$ 136,820,009
Class T
Shares sold	5,384,959	11,685,682	$ 49,695,207	$ 115,123,107
Reinvestment of distributions	39,708	1,168,582	340,294	13,493,008
Shares redeemed	(3,271,156)	(6,458,211)	(30,340,909)	(67,074,170)
Net increase (decrease)	2,153,511	6,396,053	$ 19,694,592	$ 61,541,945
Class B
Shares sold	234,137	697,441	$ 2,116,828	$ 7,381,584
Reinvestment of distributions	1,794	205,367	15,273	2,471,340
Shares redeemed	(299,434)	(768,134)	(2,736,342)	(7,870,942)
Net increase (decrease)	(63,503)	134,674	$ (604,241)	$ 1,981,982
Class C
Shares sold	537,905	1,430,154	$ 4,913,142	$ 14,372,126
Reinvestment of distributions	2,049	222,333	17,414	2,652,427
Shares redeemed	(462,839)	(1,186,886)	(4,260,602)	(11,203,689)
Net increase (decrease)	77,115	465,601	$ 669,954	$ 5,820,864
Institutional Class
Shares sold	2,310,705	5,128,738	$ 21,874,931	$ 52,025,528
Reinvestment of distributions	20,729	301,181	178,685	3,256,018
Shares redeemed	(779,701)	(1,363,335)	(7,278,849)	(14,118,456)
Net increase (decrease)	1,551,733	4,066,584	$ 14,774,767	$ 41,163,090

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2009	Year ended March 31, 2009	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2045
Class A
Shares sold	6,161,878	10,501,973	$ 44,629,327	$ 79,738,869
Reinvestment of distributions	31,718	402,720	210,288	3,193,824
Shares redeemed	(1,864,761)	(2,847,127)	(13,547,444)	(21,159,265)
Net increase (decrease)	4,328,835	8,057,566	$ 31,292,171	$ 61,773,428
Class T
Shares sold	1,570,307	2,641,382	$ 11,158,288	$ 19,692,407
Reinvestment of distributions	5,583	78,999	36,958	621,637
Shares redeemed	(588,398)	(760,540)	(4,221,318)	(5,831,312)
Net increase (decrease)	987,492	1,959,841	$ 6,973,928	$ 14,482,732
Class B
Shares sold	66,860	201,093	$ 469,477	$ 1,704,203
Reinvestment of distributions	136	11,604	801	99,161
Shares redeemed	(29,456)	(69,458)	(215,576)	(523,370)
Net increase (decrease)	37,540	143,239	$ 254,702	$ 1,279,994
Class C
Shares sold	115,575	340,192	$ 811,718	$ 2,575,960
Reinvestment of distributions	314	12,674	2,082	105,589
Shares redeemed	(70,703)	(81,675)	(496,485)	(587,757)
Net increase (decrease)	45,186	271,191	$ 317,315	$ 2,093,792
Institutional Class
Shares sold	905,006	1,743,476	$ 6,500,215	$ 13,791,749
Reinvestment of distributions	5,853	54,380	38,921	416,004
Shares redeemed	(229,281)	(376,442)	(1,658,940)	(3,079,340)
Net increase (decrease)	681,578	1,421,414	$ 4,880,196	$ 11,128,413
Advisor Freedom 2050
Class A
Shares sold	4,315,589	7,208,292	$ 30,165,470	$ 52,190,277
Reinvestment of distributions	16,699	338,127	107,719	2,729,949
Shares redeemed	(1,694,756)	(2,726,472)	(11,883,013)	(20,275,710)
Net increase (decrease)	2,637,532	4,819,947	$ 18,390,176	$ 34,644,516
Class T
Shares sold	1,761,044	3,043,075	$ 12,340,327	$ 22,952,674
Reinvestment of distributions	4,246	103,511	27,388	821,243
Shares redeemed	(850,340)	(874,640)	(5,927,043)	(6,429,499)
Net increase (decrease)	914,950	2,271,946	$ 6,440,672	$ 17,344,418
Class B
Shares sold	112,706	270,438	$ 782,023	$ 2,159,352
Reinvestment of distributions	-	16,859	-	143,208
Shares redeemed	(43,053)	(72,982)	(299,606)	(547,997)
Net increase (decrease)	69,653	214,315	$ 483,417	$ 1,754,563
Class C
Shares sold	186,294	515,969	$ 1,276,172	$ 3,934,942
Reinvestment of distributions	-	25,508	-	214,919
Shares redeemed	(94,236)	(110,097)	(664,119)	(804,741)
Net increase (decrease)	92,058	431,380	$ 612,053	$ 3,345,120
Institutional Class
Shares sold	1,047,713	2,337,700	$ 7,383,939	$ 17,484,042
Reinvestment of distributions	5,645	72,013	36,695	526,754
Shares redeemed	(279,253)	(442,034)	(1,953,408)	(3,255,730)
Net increase (decrease)	774,105	1,967,679	$ 5,467,226	$ 14,755,066

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	12%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held

Fidelity Advisor Growth & Income Fund	50%
Fidelity Advisor Large Cap Fund	62%
Fidelity Advisor Overseas Fund	44%
Fidelity Advisor High Income Advantage Fund	24%

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of TrusteesA
	# of Votes	% of Votes
James C. Curvey
Affirmative	24,643,083,056.59	94.466
Withheld	1,443,637,207.24	5.534
TOTAL	26,086,720,263.83	100.000
Albert R. Gamper, Jr.
Affirmative	24,678,393,003.04	94.601
Withheld	1,408,327,260.79	5.399
TOTAL	26,086,720,263.83	100.000
Abigail P. Johnson
Affirmative	24,649,778,053.86	94.492
Withheld	1,436,942,209.97	5.508
TOTAL	26,086,720,263.83	100.000
Arthur E. Johnson
Affirmative	24,657,479,001.20	94.521
Withheld	1,429,241,262.63	5.479
TOTAL	26,086,720,263.83	100.000
Michael E. Kenneally
Affirmative	24,733,028,000.40	94.811
Withheld	1,353,692,263.43	5.189
TOTAL	26,086,720,263.83	100.000
James H. Keyes
Affirmative	24,701,338,835.40	94.689
Withheld	1,385,381,428.43	5.311
TOTAL	26,086,720,263.83	100.000
Marie L. Knowles
Affirmative	24,607,022,984.88	94.328
Withheld	1,479,697,278.95	5.672
TOTAL	26,086,720,263.83	100.000
Kenneth L. Wolfe
Affirmative	24,549,568,568.96	94.108
Withheld	1,537,151,694.87	5.892
TOTAL	26,086,720,263.83	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue each fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination to renew the Advisory Contracts, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index over multiple periods, as available. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For Advisor Freedom 2005 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2025 Fund and Advisor Freedom 2030 Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund, because each fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the total returns of Institutional Class (Class I) and Class B of the fund and the total return of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations (for each fund other than Advisor Freedom Income Fund).

Advisor Freedom 2005 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Advisor Freedom 2010 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Advisor Freedom 2015 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2020 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Advisor Freedom 2025 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Advisor Freedom 2030 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Advisor Freedom 2035 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2040 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Advisor Freedom 2045 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Advisor Freedom 2050 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Advisor Freedom Income Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying funds. The Board also reviewed the fund's performance during 2009.

For each fund, the Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG% of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Semiannual Report

Advisor Freedom 2010 Fund

Advisor Freedom 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2020 Fund

Advisor Freedom 2025 Fund

Semiannual Report

Advisor Freedom 2030 Fund

Advisor Freedom 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2040 Fund

Advisor Freedom 2045 Fund

Semiannual Report

Advisor Freedom 2050 Fund

Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that, for Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

The Board noted that, for each of Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, the management fee shown in 2004 reflects the fund's previous all-inclusive management fee. For a more meaningful comparison of management fees in 2004, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from a fund's all-inclusive fee. In this regard, the Board realizes that non-management expenses may have exceeded a fund's all-inclusive fee and resulted in a negative net management fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expenses of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2008 and the total expenses of Class T of each fund ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFF-USAN-1109
1.792158.106

Fidelity Advisor Freedom Funds®-
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Institutional Class

Semiannual Report

September 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2045	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2050	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Note to Shareholders:

Fidelity is making several important changes to the Advisor Freedom Funds' investment policies, underlying fund lineup and Composite benchmarks.

First, in conjunction with updates to Fidelity's planning and guidance methodology, the Advisor Freedom Funds will begin to increase their target exposure to international equity funds - as a percentage of their total exposure to equity funds - to 30% from approximately 20% currently.

In addition, the Advisor Freedom Funds will seek further diversification benefits by investing in two new underlying funds with dedicated exposure to commodities and Treasury Inflation-Protected Securities (TIPS) - Fidelity® Series Commodity Strategy Fund and Fidelity Series Inflation-Protected Bond Index Fund.

Lastly, Fidelity will alter the Advisor Freedom Funds' Composite benchmarks going forward by eliminating the high-yield fixed-income index component. This change will align the Composite benchmarks for the Advisor Freedom Funds with those used in Fidelity's other portfolio construction tools. Effective October 1, 2009, the following indexes will be used to represent each Fund's asset classes when calculating its Composite benchmark: Domestic Equity: Dow Jones U.S. Total Stock Market IndexSM; International Equity: MSCI® EAFE® Index (Europe, Australasia, Far East); Bond: Barclays Capital U.S. Aggregate Bond Index; and Short-Term: Barclays Capital U.S. 3 Month Treasury Bill Index.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,165.80	$ 1.36
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,164.60	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,162.80	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,162.60	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,168.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,261.70	$ 1.42
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,259.70	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 1,255.80	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,256.30	$ 5.66
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,262.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,279.70	$ 1.43
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,278.80	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,275.00	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,274.70	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,280.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,291.80	$ 1.44
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,288.90	$ 2.87
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,285.50	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,286.40	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,293.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,339.10	$ 1.47
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,338.80	$ 2.93
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 1,334.30	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,335.20	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,340.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,356.70	$ 1.48
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,355.60	$ 2.95
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,351.00	$ 5.89
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,351.70	$ 5.90
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,358.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,381.40	$ 1.49
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,379.20	$ 2.98
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,376.30	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,376.90	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,382.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,390.10	$ 1.50
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,388.10	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 1,385.00	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,384.70	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,390.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,403.50	$ 1.51
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,401.20	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,398.30	$ 6.01
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,398.80	$ 6.01
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,404.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,407.40	$ 1.51
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,406.40	$ 3.02
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,402.00	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,404.60	$ 6.03
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,409.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,425.50	$ 1.52
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,423.80	$ 3.04
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 1,418.40	$ 6.06
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,422.70	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,428.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.1	2.3
Fidelity Advisor Equity Income Fund Institutional Class	2.7	2.8
Fidelity Advisor Growth & Income Fund Institutional Class	3.3	3.5
Fidelity Advisor Large Cap Fund Institutional Class	3.0	2.8
Fidelity Advisor Small Cap Fund Institutional Class	1.0	1.0
Fidelity Series 100 Index Fund	1.6	1.7
Fidelity Series All-Sector Equity Fund	4.1	4.0
Fidelity Series Large Cap Value Fund	1.7	1.4
Fidelity Series Small Cap Opportunities Fund	1.0	0.9
	20.5	20.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.4	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.8	6.9
Fidelity Advisor Total Bond Fund Institutional Class	7.6	9.8
Fidelity Inflation-Protected Bond Fund	0.5	0.0
Fidelity Series Investment Grade Bond Fund	22.1	14.6
Fidelity Advisor Government Income Fund Institutional Class	0.0	3.8
	37.0	35.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	18.8	19.8
Fidelity Institutional Money Market Portfolio Institutional Class	18.3	19.7
	37.1	39.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.5%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	37.0%
Short-Term Funds	37.1%

Six months ago
Domestic Equity Funds	20.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	39.5%

Expected
Domestic Equity Funds	16.9%
Commodity Funds	0.8%
Developed International Equity Funds	2.1%
Emerging Markets Equity Funds	0.2%
Investment Grade Fixed-Income Funds	29.9%
Inflation-Protected Fixed-Income Funds	5.1%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.5%
	Shares	Value
Domestic Equity Funds - 20.5%
Fidelity Advisor Equity Growth Fund Institutional Class	96,361	$ 4,220,610
Fidelity Advisor Equity Income Fund Institutional Class	272,704	5,576,790
Fidelity Advisor Growth & Income Fund Institutional Class	458,605	6,654,361
Fidelity Advisor Large Cap Fund Institutional Class	391,598	5,983,624
Fidelity Advisor Small Cap Fund Institutional Class	89,238	1,962,333
Fidelity Series 100 Index Fund	434,850	3,335,302
Fidelity Series All-Sector Equity Fund	714,901	8,328,597
Fidelity Series Large Cap Value Fund	294,110	3,402,847
Fidelity Series Small Cap Opportunities Fund	273,054	2,105,247
TOTAL EQUITY FUNDS (Cost $44,168,498)		41,569,711
Fixed-Income Funds - 42.4%

High Yield Fixed-Income Funds - 5.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,327,666	11,059,460
Investment Grade Fixed-Income Funds - 37.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,653,302	13,738,944
Fidelity Advisor Total Bond Fund Institutional Class	1,474,639	15,395,227
Fidelity Inflation-Protected Bond Fund	102,820	1,030,251
Fidelity Series Investment Grade Bond Fund	3,931,959	44,942,286
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		75,106,708
TOTAL FIXED-INCOME FUNDS (Cost $85,594,702)		86,166,168
Short-Term Funds - 37.1%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,215,388	$ 38,064,954
Fidelity Institutional Money Market Portfolio Institutional Class	37,229,278	37,229,278
TOTAL SHORT-TERM FUNDS (Cost $76,171,981)		75,294,232
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $205,935,181)		$ 203,030,111
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $3,435,419 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $205,935,181) - See accompanying schedule		$ 203,030,111
Receivable for investments sold		398,466
Receivable for fund shares sold		303,206
Total assets		203,731,783

Liabilities
Payable for investments purchased	$ 59,098
Payable for fund shares redeemed	638,439
Distribution fees payable	60,581
Total liabilities		758,118

Net Assets		$ 202,973,665
Net Assets consist of:
Paid in capital		$ 208,694,333
Undistributed net investment income		296,961
Accumulated undistributed net realized gain (loss) on investments		(3,112,559)
Net unrealized appreciation (depreciation) on investments		(2,905,070)
Net Assets		$ 202,973,665

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($121,919,418 ÷ 12,093,594 shares)		$ 10.08

Maximum offering price per share (100/94.25 of $10.08)		$ 10.69
Class T: Net Asset Value and redemption price per share ($49,876,575 ÷ 4,950,949 shares)		$ 10.07

Maximum offering price per share (100/96.50 of $10.07)		$ 10.44
Class B: Net Asset Value and offering price per share ($4,895,849 ÷ 486,321 shares)A		$ 10.07

Class C: Net Asset Value and offering price per share ($13,227,617 ÷ 1,314,088 shares)A		$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,054,206 ÷ 1,292,489 shares)		$ 10.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,166,632

Expenses
Distribution fees	$ 338,913
Independent trustees' compensation	313
Total expenses before reductions	339,226
Expense reductions	(313)	338,913
Net investment income (loss)		1,827,719
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		3,117,935
Change in net unrealized appreciation (depreciation) on underlying funds		22,781,836
Net gain (loss)		25,899,771
Net increase (decrease) in net assets resulting from operations		$ 27,727,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,827,719	$ 4,836,274
Net realized gain (loss)	3,117,935	(4,563,832)
Change in net unrealized appreciation (depreciation)	22,781,836	(24,059,265)
Net increase (decrease) in net assets resulting from operations	27,727,490	(23,786,823)
Distributions to shareholders from net investment income	(1,840,851)	(4,951,780)
Distributions to shareholders from net realized gain	-	(1,910,005)
Total distributions	(1,840,851)	(6,861,785)
Share transactions - net increase (decrease)	16,442,235	29,566,421
Total increase (decrease) in net assets	42,328,874	(1,082,187)

Net Assets
Beginning of period	160,644,791	161,726,978
End of period (including undistributed net investment income of $296,961 and undistributed net investment income of $310,093, respectively)	$ 202,973,665	$ 160,644,791

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.74	$ 10.46	$ 10.74	$ 10.52	$ 10.30	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.10	.29	.40	.36	.29	.20
Net realized and unrealized gain (loss)	1.34	(1.60)	(.21)	.29	.23	(.10)
Total from investment operations	1.44	(1.31)	.19	.65	.52	.10
Distributions from net investment income	(.10)	(.30)	(.40)	(.35)	(.27)	(.19)
Distributions from net realized gain	-	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.10)	(.41)	(.47) I	(.43)	(.30) H	(.20)
Net asset value, end of period	$ 10.08	$ 8.74	$ 10.46	$ 10.74	$ 10.52	$ 10.30
Total Return B, C, D	16.58%	(12.78)%	1.73%	6.38%	5.12%	.99%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.11% A	3.03%	3.77%	3.46%	2.83%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,919	$ 93,865	$ 87,469	$ 49,721	$ 18,524	$ 10,120
Portfolio turnover rate	25% A	44%	56%	38%	21%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share. I Total distributions of $.469 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 10.45	$ 10.73	$ 10.51	$ 10.30	$ 10.39
Income from Investment Operations
Net investment income (loss) E	.09	.27	.38	.34	.27	.18
Net realized and unrealized gain (loss)	1.34	(1.61)	(.22)	.29	.22	(.10)
Total from investment operations	1.43	(1.34)	.16	.63	.49	.08
Distributions from net investment income	(.09)	(.27)	(.38)	(.33)	(.24)	(.16)
Distributions from net realized gain	-	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.09)	(.38)	(.44) H	(.41)	(.28)	(.17)
Net asset value, end of period	$ 10.07	$ 8.73	$ 10.45	$ 10.73	$ 10.51	$ 10.30
Total Return B, C, D	16.46%	(13.03)%	1.48%	6.11%	4.78%	.79%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	1.86% A	2.78%	3.52%	3.21%	2.58%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,877	$ 42,675	$ 44,882	$ 39,739	$ 32,469	$ 29,013
Portfolio turnover rate	25% A	44%	56%	38%	21%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.443 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 10.44	$ 10.72	$ 10.50	$ 10.29	$ 10.38
Income from Investment Operations
Net investment income (loss) E	.06	.22	.32	.29	.22	.12
Net realized and unrealized gain (loss)	1.36	(1.60)	(.21)	.28	.21	(.10)
Total from investment operations	1.42	(1.38)	.11	.57	.43	.02
Distributions from net investment income	(.07)	(.23)	(.32)	(.27)	(.19)	(.10)
Distributions from net realized gain	-	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.07)	(.34)	(.39) I	(.35)	(.22) H	(.11)
Net asset value, end of period	$ 10.07	$ 8.72	$ 10.44	$ 10.72	$ 10.50	$ 10.29
Total Return B, C, D	16.28%	(13.48)%	.97%	5.57%	4.27%	.23%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.36% A	2.28%	3.02%	2.71%	2.08%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,896	$ 4,282	$ 5,539	$ 4,993	$ 4,873	$ 4,454
Portfolio turnover rate	25% A	44%	56%	38%	21%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. I Total distributions of $.388 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 10.43	$ 10.71	$ 10.50	$ 10.28	$ 10.37
Income from Investment Operations
Net investment income (loss) E	.06	.22	.32	.29	.22	.12
Net realized and unrealized gain (loss)	1.35	(1.60)	(.21)	.27	.22	(.09)
Total from investment operations	1.41	(1.38)	.11	.56	.44	.03
Distributions from net investment income	(.06)	(.22)	(.32)	(.27)	(.19)	(.11)
Distributions from net realized gain	-	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.06)	(.33)	(.39) I	(.35)	(.22) H	(.12)
Net asset value, end of period	$ 10.07	$ 8.72	$ 10.43	$ 10.71	$ 10.50	$ 10.28
Total Return B, C, D	16.26%	(13.41)%	.97%	5.48%	4.37%	.24%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.36% A	2.28%	3.02%	2.71%	2.08%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,228	$ 11,362	$ 14,718	$ 13,279	$ 13,678	$ 14,097
Portfolio turnover rate	25% A	44%	56%	38%	21%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. I Total distributions of $.389 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 10.48	$ 10.76	$ 10.53	$ 10.31	$ 10.41
Income from Investment Operations
Net investment income (loss) D	.11	.31	.43	.39	.32	.23
Net realized and unrealized gain (loss)	1.35	(1.61)	(.21)	.30	.23	(.11)
Total from investment operations	1.46	(1.30)	.22	.69	.55	.12
Distributions from net investment income	(.11)	(.32)	(.43)	(.38)	(.29)	(.21)
Distributions from net realized gain	-	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.11)	(.43)	(.50) G	(.46)	(.33)	(.22)
Net asset value, end of period	$ 10.10	$ 8.75	$ 10.48	$ 10.76	$ 10.53	$ 10.31
Total Return B, C	16.83%	(12.63)%	2.00%	6.72%	5.39%	1.21%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	2.36% A	3.28%	4.02%	3.71%	3.08%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,054	$ 8,461	$ 9,119	$ 2,800	$ 1,134	$ 626
Portfolio turnover rate	25% A	44%	56%	38%	21%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.498 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.8	4.4
Fidelity Advisor Equity Income Fund Institutional Class	5.0	5.3
Fidelity Advisor Growth & Income Fund Institutional Class	6.1	6.5
Fidelity Advisor Large Cap Fund Institutional Class	5.3	5.3
Fidelity Advisor Small Cap Fund Institutional Class	1.8	1.9
Fidelity Series 100 Index Fund	3.1	3.2
Fidelity Series All-Sector Equity Fund	7.7	7.6
Fidelity Series Large Cap Value Fund	3.1	2.6
Fidelity Series Small Cap Opportunities Fund	1.9	1.8
	37.8	38.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.5	4.0
Fidelity Advisor Overseas Fund Institutional Class	3.5	4.0
Fidelity Series Emerging Markets Fund	0.7	0.2
	7.7	8.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.3	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.2	6.6
Fidelity Advisor Total Bond Fund Institutional Class	6.8	9.5
Fidelity Inflation-Protected Bond Fund	0.4	0.0
Fidelity Series Investment Grade Bond Fund	20.4	13.5
Fidelity Advisor Government Income Fund Institutional Class	0.0	3.4
	33.8	33.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	7.8	7.6
Fidelity Institutional Money Market Portfolio Institutional Class	7.6	7.6
	15.4	15.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	37.8%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	15.4%

Six months ago
Domestic Equity Funds	38.6%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	33.0%
Short-Term Funds	15.2%

Expected
Domestic Equity Funds	33.0%
Commodity Funds	2.0%
Developed International Equity Funds	8.1%
Emerging Markets Equity Funds	1.0%
Investment Grade Fixed-Income Funds	27.7%
Inflation-Protected Fixed-Income Funds	4.3%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	18.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.5%
	Shares	Value
Domestic Equity Funds - 37.8%
Fidelity Advisor Equity Growth Fund Institutional Class	150,845	$ 6,607,009
Fidelity Advisor Equity Income Fund Institutional Class	420,266	8,594,437
Fidelity Advisor Growth & Income Fund Institutional Class	725,741	10,530,504
Fidelity Advisor Large Cap Fund Institutional Class	605,304	9,249,047
Fidelity Advisor Small Cap Fund Institutional Class	140,136	3,081,583
Fidelity Series 100 Index Fund	692,356	5,310,370
Fidelity Series All-Sector Equity Fund	1,140,104	13,282,209
Fidelity Series Large Cap Value Fund	464,220	5,371,025
Fidelity Series Small Cap Opportunities Fund	431,635	3,327,905
TOTAL DOMESTIC EQUITY FUNDS		65,354,089
International Equity Funds - 7.7%
Fidelity Advisor Diversified International Fund Institutional Class	415,482	6,115,896
Fidelity Advisor Overseas Fund Institutional Class	372,372	6,103,173
Fidelity Series Emerging Markets Fund	72,281	1,200,586
TOTAL INTERNATIONAL EQUITY FUNDS		13,419,655
TOTAL EQUITY FUNDS (Cost $87,196,106)		78,773,744
Fixed-Income Funds - 39.1%
	Shares	Value
High Yield Fixed-Income Funds - 5.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,106,204	$ 9,214,683
Investment Grade Fixed-Income Funds - 33.8%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,288,180	10,704,775
Fidelity Advisor Total Bond Fund Institutional Class	1,119,954	11,692,317
Fidelity Inflation-Protected Bond Fund	75,476	756,270
Fidelity Series Investment Grade Bond Fund	3,093,645	35,360,358
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		58,513,720
TOTAL FIXED-INCOME FUNDS (Cost $67,703,367)		67,728,403
Short-Term Funds - 15.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,485,160	13,410,994
Fidelity Institutional Money Market Portfolio Institutional Class	13,151,695	13,151,695
TOTAL SHORT-TERM FUNDS (Cost $26,739,272)		26,562,689
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $181,638,745)		$ 173,064,836
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $6,282,292 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $1,503,730 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report
Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $181,638,745) - See accompanying schedule		$ 173,064,836
Cash		10
Receivable for investments sold		125,650
Receivable for fund shares sold		180,682
Total assets		173,371,178

Liabilities
Payable for investments purchased	$ 38,599
Payable for fund shares redeemed	267,611
Distribution fees payable	43,209
Total liabilities		349,419

Net Assets		$ 173,021,759
Net Assets consist of:
Paid in capital		$ 189,808,553
Undistributed net investment income		1,136,754
Accumulated undistributed net realized gain (loss) on investments		(9,349,639)
Net unrealized appreciation (depreciation) on investments		(8,573,909)
Net Assets		$ 173,021,759

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($123,908,523 ÷ 12,177,395 shares)		$ 10.18

Maximum offering price per share (100/94.25 of $10.18)		$ 10.80
Class T: Net Asset Value and redemption price per share ($20,085,892 ÷ 1,975,357 shares)		$ 10.17

Maximum offering price per share (100/96.50 of $10.17)		$ 10.54
Class B: Net Asset Value and offering price per share ($3,335,690 ÷ 328,843 shares)A		$ 10.14

Class C: Net Asset Value and offering price per share ($8,764,672 ÷ 865,632 shares)A		$ 10.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,926,982 ÷ 1,654,492 shares)		$ 10.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,401,865

Expenses
Distribution fees	$ 232,463
Independent trustees' compensation	248
Total expenses before reductions	232,711
Expense reductions	(248)	232,463
Net investment income (loss)		1,169,402
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		2,046,721
Change in net unrealized appreciation (depreciation) on: Underlying funds		29,932,505
Net gain (loss)		31,979,226
Net increase (decrease) in net assets resulting from operations		$ 33,148,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,169,402	$ 3,702,207
Net realized gain (loss)	2,046,721	(9,761,617)
Change in net unrealized appreciation (depreciation)	29,932,505	(34,653,868)
Net increase (decrease) in net assets resulting from operations	33,148,628	(40,713,278)
Distributions to shareholders from net investment income	(500,664)	(3,863,581)
Distributions to shareholders from net realized gain	-	(3,059,864)
Total distributions	(500,664)	(6,923,445)
Share transactions - net increase (decrease)	18,578,239	25,066,869
Total increase (decrease) in net assets	51,226,203	(22,569,854)

Net Assets
Beginning of period	121,795,556	144,365,410
End of period (including undistributed net investment income of $1,136,754 and undistributed net investment income of $468,016, respectively)	$ 173,021,759	$ 121,795,556

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 11.40	$ 11.83	$ 11.33	$ 10.57	$ 10.49
Income from Investment Operations
Net investment income (loss) E	.08	.27	.33	.28	.25	.22
Net realized and unrealized gain (loss)	2.03	(3.06)	(.34)	.63	.76	.03
Total from investment operations	2.11	(2.79)	(.01)	.91	1.01	.25
Distributions from net investment income	(.03)	(.28)	(.26)	(.23)	(.20)	(.17)
Distributions from net realized gain	-	(.23)	(.16)	(.18)	(.05)	- H
Total distributions	(.03)	(.51)	(.42)	(.41)	(.25)	(.17)
Net asset value, end of period	$ 10.18	$ 8.10	$ 11.40	$ 11.83	$ 11.33	$ 10.57
Total Return B, C, D	26.17%	(25.09)%	(.23)%	8.21%	9.63%	2.38%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	1.66% A	2.75%	2.74%	2.49%	2.25%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,909	$ 88,593	$ 98,483	$ 49,418	$ 16,194	$ 5,970
Portfolio turnover rate	26% A	54%	30%	30%	34%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 11.39	$ 11.81	$ 11.31	$ 10.56	$ 10.48
Income from Investment Operations
Net investment income (loss) E	.07	.25	.30	.25	.22	.20
Net realized and unrealized gain (loss)	2.03	(3.06)	(.33)	.63	.75	.03
Total from investment operations	2.10	(2.81)	(.03)	.88	.97	.23
Distributions from net investment income	(.03)	(.25)	(.23)	(.20)	(.17)	(.14)
Distributions from net realized gain	-	(.23)	(.16)	(.18)	(.05)	- H
Total distributions	(.03)	(.48)	(.39)	(.38)	(.22)	(.15) I
Net asset value, end of period	$ 10.17	$ 8.10	$ 11.39	$ 11.81	$ 11.31	$ 10.56
Total Return B, C, D	25.97%	(25.27)%	(.44)%	7.95%	9.31%	2.17%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.58%
Net investment income (loss)	1.41% A	2.50%	2.49%	2.24%	2.00%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,086	$ 14,437	$ 20,837	$ 20,289	$ 13,906	$ 7,977
Portfolio turnover rate	26% A	54%	30%	30%	34%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 11.37	$ 11.78	$ 11.28	$ 10.53	$ 10.47
Income from Investment Operations
Net investment income (loss) E	.04	.20	.24	.20	.16	.14
Net realized and unrealized gain (loss)	2.03	(3.06)	(.33)	.62	.76	.03
Total from investment operations	2.07	(2.86)	(.09)	.82	.92	.17
Distributions from net investment income	(.02)	(.19)	(.16)	(.14)	(.12)	(.11)
Distributions from net realized gain	-	(.23)	(.16)	(.18)	(.05)	- H
Total distributions	(.02)	(.42)	(.32)	(.32)	(.17)	(.11)
Net asset value, end of period	$ 10.14	$ 8.09	$ 11.37	$ 11.78	$ 11.28	$ 10.53
Total Return B, C, D	25.58%	(25.69)%	(.89)%	7.40%	8.80%	1.64%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.08%
Net investment income (loss)	.91% A	2.00%	1.99%	1.74%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,336	$ 2,692	$ 4,348	$ 3,974	$ 3,835	$ 2,747
Portfolio turnover rate	26% A	54%	30%	30%	34%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.08	$ 11.34	$ 11.76	$ 11.27	$ 10.53	$ 10.47
Income from Investment Operations
Net investment income (loss) E	.04	.20	.24	.20	.16	.14
Net realized and unrealized gain (loss)	2.03	(3.04)	(.33)	.62	.75	.04
Total from investment operations	2.07	(2.84)	(.09)	.82	.91	.18
Distributions from net investment income	(.02)	(.19)	(.17)	(.15)	(.12)	(.12)
Distributions from net realized gain	-	(.23)	(.16)	(.18)	(.05)	- H
Total distributions	(.02)	(.42)	(.33)	(.33)	(.17)	(.12)
Net asset value, end of period	$ 10.13	$ 8.08	$ 11.34	$ 11.76	$ 11.27	$ 10.53
Total Return B, C, D	25.63%	(25.61)%	(.91)%	7.36%	8.74%	1.74%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.91% A	2.00%	1.99%	1.74%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,765	$ 6,761	$ 11,052	$ 9,107	$ 7,637	$ 5,655
Portfolio turnover rate	26% A	54%	30%	30%	34%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 11.46	$ 11.87	$ 11.37	$ 10.60	$ 10.49
Income from Investment Operations
Net investment income (loss) D	.09	.29	.35	.31	.28	.25
Net realized and unrealized gain (loss)	2.04	(3.07)	(.32)	.62	.76	.04
Total from investment operations	2.13	(2.78)	.03	.93	1.04	.29
Distributions from net investment income	(.04)	(.31)	(.28)	(.25)	(.22)	(.18)
Distributions from net realized gain	-	(.23)	(.16)	(.18)	(.05)	- G
Total distributions	(.04)	(.54)	(.44)	(.43)	(.27)	(.18)
Net asset value, end of period	$ 10.23	$ 8.14	$ 11.46	$ 11.87	$ 11.37	$ 10.60
Total Return B, C	26.23%	(24.93)%	.12%	8.37%	9.92%	2.79%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.91% A	3.00%	2.99%	2.74%	2.50%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,927	$ 9,313	$ 9,645	$ 3,424	$ 1,376	$ 651
Portfolio turnover rate	26% A	54%	30%	30%	34%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.1	4.9
Fidelity Advisor Equity Income Fund Institutional Class	5.6	6.5
Fidelity Advisor Growth & Income Fund Institutional Class	6.4	6.9
Fidelity Advisor Large Cap Fund Institutional Class	5.9	6.1
Fidelity Advisor Small Cap Fund Institutional Class	1.9	1.9
Fidelity Series 100 Index Fund	3.1	2.8
Fidelity Series All-Sector Equity Fund	8.2	8.2
Fidelity Series Large Cap Value Fund	3.0	1.8
Fidelity Series Small Cap Opportunities Fund	2.0	1.7
	40.2	40.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.6	4.9
Fidelity Advisor Overseas Fund Institutional Class	4.6	4.8
Fidelity Series Emerging Markets Fund	0.7	0.1
	9.9	9.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.4	4.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.5	6.8
Fidelity Advisor Total Bond Fund Institutional Class	7.1	10.9
Fidelity Inflation-Protected Bond Fund	0.5	0.0
Fidelity Series Investment Grade Bond Fund	21.1	12.0
Fidelity Advisor Government Income Fund Institutional Class	0.0	4.5
	35.2	34.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.7	5.1
Fidelity Institutional Money Market Portfolio Institutional Class	4.6	5.2
	9.3	10.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.2%
International Equity Funds	9.9%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	35.2%
Short-Term Funds	9.3%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	10.3%

Expected
Domestic Equity Funds	36.1%
Commodity Funds	2.3%
Developed International Equity Funds	10.2%
Emerging Markets Equity Funds	1.2%
Investment Grade Fixed-Income Funds	30.4%
Inflation-Protected Fixed-Income Funds	4.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.1%
	Shares	Value
Domestic Equity Funds - 40.2%
Fidelity Advisor Equity Growth Fund Institutional Class	749,850	$ 32,843,451
Fidelity Advisor Equity Income Fund Institutional Class	2,160,299	44,178,111
Fidelity Advisor Growth & Income Fund Institutional Class	3,517,544	51,039,561
Fidelity Advisor Large Cap Fund Institutional Class	3,057,004	46,711,027
Fidelity Advisor Small Cap Fund Institutional Class	671,455	14,765,302
Fidelity Series 100 Index Fund	3,183,575	24,418,022
Fidelity Series All-Sector Equity Fund	5,598,983	65,228,152
Fidelity Series Large Cap Value Fund	2,062,289	23,860,679
Fidelity Series Small Cap Opportunities Fund	2,074,473	15,994,190
TOTAL DOMESTIC EQUITY FUNDS		319,038,495
International Equity Funds - 9.9%
Fidelity Advisor Diversified International Fund Institutional Class	2,482,516	36,542,630
Fidelity Advisor Overseas Fund Institutional Class	2,227,639	36,511,010
Fidelity Series Emerging Markets Fund	361,436	6,003,453
TOTAL INTERNATIONAL EQUITY FUNDS		79,057,093
TOTAL EQUITY FUNDS (Cost $442,846,735)		398,095,588
Fixed-Income Funds - 40.6%
	Shares	Value
High Yield Fixed-Income Funds - 5.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,125,366	$ 42,694,295
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,192,056	51,455,982
Fidelity Advisor Total Bond Fund Institutional Class	5,421,254	56,597,888
Fidelity Inflation-Protected Bond Fund	353,959	3,546,667
Fidelity Series Investment Grade Bond Fund	14,672,883	167,711,054
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		279,311,591
TOTAL FIXED-INCOME FUNDS (Cost $324,554,960)		322,005,886
Short-Term Funds - 9.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,144,996	37,429,310
Fidelity Institutional Money Market Portfolio Institutional Class	36,593,673	36,593,673
TOTAL SHORT-TERM FUNDS (Cost $74,991,520)		74,022,983
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $842,393,215)		$ 794,124,457
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $30,891,938 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $9,687,732 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $842,393,215) - See accompanying schedule		$ 794,124,457
Receivable for investments sold		1,688,667
Receivable for fund shares sold		540,870
Total assets		796,353,994

Liabilities
Payable to custodian bank	$ 8
Payable for investments purchased	14
Payable for fund shares redeemed	2,242,262
Distribution fees payable	234,686
Total liabilities		2,476,970

Net Assets		$ 793,877,024
Net Assets consist of:
Paid in capital		$ 876,754,199
Undistributed net investment income		5,162,102
Accumulated undistributed net realized gain (loss) on investments		(39,770,519)
Net unrealized appreciation (depreciation) on investments		(48,268,758)
Net Assets		$ 793,877,024

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($453,094,141 ÷ 43,395,928 shares)		$ 10.44

Maximum offering price per share (100/94.25 of $10.44)		$ 11.08
Class T: Net Asset Value and redemption price per share ($204,301,765 ÷ 19,650,927 shares)		$ 10.40

Maximum offering price per share (100/96.50 of $10.40)		$ 10.78
Class B: Net Asset Value and offering price per share ($23,470,988 ÷ 2,262,675 shares)A		$ 10.37

Class C: Net Asset Value and offering price per share ($46,690,919 ÷ 4,517,388 shares)A		$ 10.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,319,211 ÷ 6,325,269 shares)		$ 10.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,610,696

Expenses
Distribution fees	$ 1,293,945
Independent trustees' compensation	1,205
Total expenses before reductions	1,295,150
Expense reductions	(1,205)	1,293,945
Net investment income (loss)		5,316,751
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		9,881,258
Change in net unrealized appreciation (depreciation) on: Underlying funds		154,435,362
Net gain (loss)		164,316,620
Net increase (decrease) in net assets resulting from operations		$ 169,633,371

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,316,751	$ 18,391,658
Net realized gain (loss)	9,881,258	(44,170,237)
Change in net unrealized appreciation (depreciation)	154,435,362	(194,782,235)
Net increase (decrease) in net assets resulting from operations	169,633,371	(220,560,814)
Distributions to shareholders from net investment income	(2,409,359)	(18,945,686)
Distributions to shareholders from net realized gain	-	(19,419,546)
Total distributions	(2,409,359)	(38,365,232)
Share transactions - net increase (decrease)	24,397,006	134,895,498
Total increase (decrease) in net assets	191,621,018	(124,030,548)

Net Assets
Beginning of period	602,256,006	726,286,554
End of period (including undistributed net investment income of $5,162,102 and undistributed net investment income of $2,254,710, respectively)	$ 793,877,024	$ 602,256,006

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.19	$ 11.78	$ 12.28	$ 11.79	$ 11.01	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.08	.27	.33	.29	.25	.23
Net realized and unrealized gain (loss)	2.21	(3.28)	(.34)	.66	.80	.04
Total from investment operations	2.29	(3.01)	(.01)	.95	1.05	.27
Distributions from net investment income	(.04)	(.28)	(.30)	(.26)	(.22)	(.18)
Distributions from net realized gain	-	(.30)	(.19)	(.20)	(.06)	- H
Total distributions	(.04)	(.58)	(.49)	(.46)	(.27) I	(.18)
Net asset value, end of period	$ 10.44	$ 8.19	$ 11.78	$ 12.28	$ 11.79	$ 11.01
Total Return B, C, D	27.97%	(26.36)%	(.27)%	8.22%	9.65%	2.48%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	1.62% A	2.77%	2.66%	2.43%	2.23%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 453,094	$ 339,203	$ 377,118	$ 248,500	$ 146,593	$ 74,013
Portfolio turnover rate	33% A	44%	15%	22%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 11.74	$ 12.24	$ 11.75	$ 10.97	$ 10.90
Income from Investment Operations
Net investment income (loss) E	.06	.25	.30	.26	.22	.20
Net realized and unrealized gain (loss)	2.21	(3.28)	(.34)	.66	.80	.04
Total from investment operations	2.27	(3.03)	(.04)	.92	1.02	.24
Distributions from net investment income	(.03)	(.25)	(.27)	(.23)	(.19)	(.17)
Distributions from net realized gain	-	(.30)	(.19)	(.20)	(.06)	- H
Total distributions	(.03)	(.55)	(.46)	(.43)	(.24) I	(.17)
Net asset value, end of period	$ 10.40	$ 8.16	$ 11.74	$ 12.24	$ 11.75	$ 10.97
Total Return B, C, D	27.88%	(26.57)%	(.52)%	8.00%	9.42%	2.18%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	1.37% A	2.52%	2.41%	2.18%	1.98%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,302	$ 163,842	$ 216,732	$ 194,563	$ 143,012	$ 94,744
Portfolio turnover rate	33% A	44%	15%	22%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 11.70	$ 12.20	$ 11.71	$ 10.94	$ 10.87
Income from Investment Operations
Net investment income (loss) E	.04	.20	.24	.20	.17	.15
Net realized and unrealized gain (loss)	2.20	(3.26)	(.35)	.66	.79	.04
Total from investment operations	2.24	(3.06)	(.11)	.86	.96	.19
Distributions from net investment income	(.02)	(.19)	(.20)	(.17)	(.13)	(.12)
Distributions from net realized gain	-	(.30)	(.19)	(.20)	(.06)	- H
Total distributions	(.02)	(.49)	(.39)	(.37)	(.19)	(.12)
Net asset value, end of period	$ 10.37	$ 8.15	$ 11.70	$ 12.20	$ 11.71	$ 10.94
Total Return B, C, D	27.50%	(26.92)%	(1.04)%	7.47%	8.83%	1.72%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.87% A	2.03%	1.91%	1.68%	1.48%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,471	$ 19,950	$ 34,137	$ 34,834	$ 33,404	$ 27,098
Portfolio turnover rate	33% A	44%	15%	22%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 11.67	$ 12.17	$ 11.69	$ 10.93	$ 10.87
Income from Investment Operations
Net investment income (loss) E	.04	.20	.23	.20	.17	.15
Net realized and unrealized gain (loss)	2.19	(3.25)	(.33)	.66	.78	.04
Total from investment operations	2.23	(3.05)	(.10)	.86	.95	.19
Distributions from net investment income	(.02)	(.19)	(.21)	(.18)	(.14)	(.13)
Distributions from net realized gain	-	(.30)	(.19)	(.20)	(.06)	- H
Total distributions	(.02)	(.49)	(.40)	(.38)	(.19) I	(.13)
Net asset value, end of period	$ 10.34	$ 8.13	$ 11.67	$ 12.17	$ 11.69	$ 10.93
Total Return B, C, D	27.47%	(26.88)%	(.97)%	7.45%	8.78%	1.72%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.87% A	2.02%	1.91%	1.68%	1.48%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,691	$ 37,524	$ 58,378	$ 47,918	$ 38,882	$ 27,668
Portfolio turnover rate	33% A	44%	15%	22%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 11.82	$ 12.32	$ 11.82	$ 11.03	$ 10.93
Income from Investment Operations
Net investment income (loss) D	.09	.30	.36	.32	.28	.26
Net realized and unrealized gain (loss)	2.21	(3.30)	(.34)	.67	.80	.05
Total from investment operations	2.30	(3.00)	.02	.99	1.08	.31
Distributions from net investment income	(.04)	(.30)	(.33)	(.29)	(.24)	(.20)
Distributions from net realized gain	-	(.30)	(.19)	(.20)	(.06)	- G
Total distributions	(.04)	(.60)	(.52)	(.49)	(.29) I	(.21) H
Net asset value, end of period	$ 10.48	$ 8.22	$ 11.82	$ 12.32	$ 11.82	$ 11.03
Total Return B, C	28.06%	(26.16)%	(.05)%	8.52%	9.94%	2.80%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	1.87% A	3.02%	2.91%	2.68%	2.48%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,319	$ 41,737	$ 39,922	$ 21,580	$ 11,038	$ 5,538
Portfolio turnover rate	33% A	44%	15%	22%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share. H Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share. I Total distributions of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.3	5.1
Fidelity Advisor Equity Income Fund Institutional Class	5.9	6.8
Fidelity Advisor Growth & Income Fund Institutional Class	6.7	7.2
Fidelity Advisor Large Cap Fund Institutional Class	6.2	6.4
Fidelity Advisor Small Cap Fund Institutional Class	1.9	2.0
Fidelity Series 100 Index Fund	3.2	3.0
Fidelity Series All-Sector Equity Fund	8.4	8.5
Fidelity Series Large Cap Value Fund	3.1	2.1
Fidelity Series Small Cap Opportunities Fund	2.1	1.9
	41.8	43.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.8	5.1
Fidelity Advisor Overseas Fund Institutional Class	4.8	5.1
Fidelity Series Emerging Markets Fund	0.9	0.1
	10.5	10.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.6	5.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.4	6.6
Fidelity Advisor Total Bond Fund Institutional Class	6.9	10.6
Fidelity Inflation-Protected Bond Fund	0.4	0.0
Fidelity Series Investment Grade Bond Fund	20.6	11.7
Fidelity Advisor Government Income Fund Institutional Class	0.0	4.6
	34.3	33.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.9	4.0
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	3.9
	7.8	7.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.8%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	7.8%

Six months ago
Domestic Equity Funds	43.0%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	7.9%

Expected
Domestic Equity Funds	37.4%
Commodity Funds	2.4%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	1.3%
Investment Grade Fixed-Income Funds	30.1%
Inflation-Protected Fixed-Income Funds	4.1%
High Yield Fixed-Income Funds	5.2%
Short-Term Funds	9.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.3%
	Shares	Value
Domestic Equity Funds - 41.8%
Fidelity Advisor Equity Growth Fund Institutional Class	1,090,170	$ 47,749,449
Fidelity Advisor Equity Income Fund Institutional Class	3,195,720	65,352,482
Fidelity Advisor Growth & Income Fund Institutional Class	5,110,339	74,151,019
Fidelity Advisor Large Cap Fund Institutional Class	4,504,767	68,832,846
Fidelity Advisor Small Cap Fund Institutional Class	978,588	21,519,141
Fidelity Series 100 Index Fund	4,590,258	35,207,278
Fidelity Series All-Sector Equity Fund	7,956,399	92,692,044
Fidelity Series Large Cap Value Fund	3,020,700	34,949,494
Fidelity Series Small Cap Opportunities Fund	3,008,969	23,199,147
TOTAL DOMESTIC EQUITY FUNDS		463,652,900
International Equity Funds - 10.5%
Fidelity Advisor Diversified International Fund Institutional Class	3,619,755	53,282,788
Fidelity Advisor Overseas Fund Institutional Class	3,241,238	53,123,888
Fidelity Series Emerging Markets Fund	566,563	9,410,605
TOTAL INTERNATIONAL EQUITY FUNDS		115,817,281
TOTAL EQUITY FUNDS (Cost $649,281,128)		579,470,181
Fixed-Income Funds - 39.9%
	Shares	Value
High Yield Fixed-Income Funds - 5.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,442,584	$ 61,996,721
Investment Grade Fixed-Income Funds - 34.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	8,505,115	70,677,504
Fidelity Advisor Total Bond Fund Institutional Class	7,364,191	76,882,159
Fidelity Inflation-Protected Bond Fund	444,378	4,452,667
Fidelity Series Investment Grade Bond Fund	20,016,874	228,792,869
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		380,805,199
TOTAL FIXED-INCOME FUNDS (Cost $443,782,091)		442,801,920
Short-Term Funds - 7.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,856,806	43,856,954
Fidelity Institutional Money Market Portfolio Institutional Class	42,967,273	42,967,273
TOTAL SHORT-TERM FUNDS (Cost $87,527,100)		86,824,227
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,180,590,319)		$ 1,109,096,328
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $42,415,853 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,180,590,319) - See accompanying schedule		$ 1,109,096,328
Receivable for investments sold		2,478,314
Receivable for fund shares sold		797,062
Total assets		1,112,371,704

Liabilities
Payable for investments purchased	$ 29,864
Payable for fund shares redeemed	3,257,921
Distribution fees payable	305,674
Total liabilities		3,593,459

Net Assets		$ 1,108,778,245
Net Assets consist of:
Paid in capital		$ 1,214,321,799
Undistributed net investment income		6,920,844
Accumulated undistributed net realized gain (loss) on investments		(40,970,407)
Net unrealized appreciation (depreciation) on investments		(71,493,991)
Net Assets		$ 1,108,778,245
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($683,082,079 ÷ 65,965,235 shares)		$ 10.36

Maximum offering price per share (100/94.25 of $10.36)		$ 10.99
Class T: Net Asset Value and redemption price per share ($214,678,690 ÷ 20,776,757 shares)		$ 10.33

Maximum offering price per share (100/96.50 of $10.33)		$ 10.70
Class B: Net Asset Value and offering price per share ($34,672,142 ÷ 3,368,827 shares)A		$ 10.29

Class C: Net Asset Value and offering price per share ($60,399,936 ÷ 5,879,464 shares)A		$ 10.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($115,945,398 ÷ 11,126,740 shares)		$ 10.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,771,112

Expenses
Distribution fees	$ 1,647,938
Independent trustees' compensation	1,619
Total expenses before reductions	1,649,557
Expense reductions	(1,619)	1,647,938
Net investment income (loss)		7,123,174
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		14,042,415
Change in net unrealized appreciation (depreciation) on: Underlying funds		216,985,700
Net gain (loss)		231,028,115
Net increase (decrease) in net assets resulting from operations		$ 238,151,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,123,174	$ 22,823,857
Net realized gain (loss)	14,042,415	(49,116,733)
Change in net unrealized appreciation (depreciation)	216,985,700	(268,311,878)
Net increase (decrease) in net assets resulting from operations	238,151,289	(294,604,754)
Distributions to shareholders from net investment income	(3,117,186)	(22,943,550)
Distributions to shareholders from net realized gain	-	(26,245,848)
Total distributions	(3,117,186)	(49,189,398)
Share transactions - net increase (decrease)	80,996,756	236,884,136
Total increase (decrease) in net assets	316,030,859	(106,910,016)

Net Assets
Beginning of period	792,747,386	899,657,402
End of period (including undistributed net investment income of $6,920,844 and undistributed net investment income of $2,914,856, respectively)	$ 1,108,778,245	$ 792,747,386

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.05	$ 11.85	$ 12.40	$ 11.84	$ 10.77	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.07	.26	.31	.26	.22	.21
Net realized and unrealized gain (loss)	2.27	(3.47)	(.35)	.74	1.07	.13
Total from investment operations	2.34	(3.21)	(.04)	1.00	1.29	.34
Distributions from net investment income	(.03)	(.26)	(.27)	(.23)	(.16)	(.14)
Distributions from net realized gain	-	(.33)	(.24)	(.21)	(.06)	-H
Total distributions	(.03)	(.59)J	(.51)I	(.44)	(.22)	(.14)
Net asset value, end of period	$ 10.36	$ 8.05	$ 11.85	$ 12.40	$ 11.84	$ 10.77
Total Return B, C, D	29.18%	(28.01)%	(.53)%	8.56%	12.12%	3.22%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	1.58% A	2.69%	2.46%	2.21%	1.93%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 683,082	$ 477,641	$ 517,888	$ 291,783	$ 128,241	$ 45,028
Portfolio turnover rate	25% A	36%	13%	11%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.511 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share. J Total distributions of $.587 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.04	$ 11.82	$ 12.38	$ 11.81	$ 10.76	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.06	.24	.28	.23	.19	.19
Net realized and unrealized gain (loss)	2.26	(3.46)	(.36)	.75	1.06	.13
Total from investment operations	2.32	(3.22)	(.08)	.98	1.25	.32
Distributions from net investment income	(.03)	(.23)	(.23)	(.20)	(.14)	(.13)
Distributions from net realized gain	-	(.33)	(.24)	(.21)	(.06)	- H
Total distributions	(.03)	(.56) J	(.48) I	(.41)	(.20)	(.13)
Net asset value, end of period	$ 10.33	$ 8.04	$ 11.82	$ 12.38	$ 11.81	$ 10.76
Total Return B, C, D	28.89%	(28.13)%	(.89)%	8.40%	11.71%	3.01%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	1.33% A	2.44%	2.21%	1.96%	1.68%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 214,679	$ 162,439	$ 203,822	$ 186,106	$ 125,323	$ 55,945
Portfolio turnover rate	25% A	36%	13%	11%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.476 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share. J Total distributions of $.559 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 11.77	$ 12.33	$ 11.77	$ 10.73	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.04	.19	.21	.17	.13	.13
Net realized and unrealized gain (loss)	2.25	(3.44)	(.36)	.74	1.06	.13
Total from investment operations	2.29	(3.25)	(.15)	.91	1.19	.26
Distributions from net investment income	(.02)	(.17)	(.17)	(.14)	(.09)	(.09)
Distributions from net realized gain	-	(.33)	(.24)	(.21)	(.06)	-H
Total distributions	(.02)	(.50)J	(.41)I	(.35)	(.15)	(.09)
Net asset value, end of period	$ 10.29	$ 8.02	$ 11.77	$ 12.33	$ 11.77	$ 10.73
Total ReturnB, C, D	28.55%	(28.47)%	(1.37)%	7.83%	11.17%	2.49%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.83%A	1.94%	1.71%	1.46%	1.18%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,672	$ 27,727	$ 43,608	$ 41,424	$ 33,633	$ 18,813
Portfolio turnover rate	25%A	36%	13%	11%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.414 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share. J Total distributions of $.498 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 11.76	$ 12.32	$ 11.77	$ 10.73	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.04	.19	.21	.17	.13	.13
Net realized and unrealized gain (loss)	2.25	(3.45)	(.35)	.74	1.06	.13
Total from investment operations	2.29	(3.26)	(.14)	.91	1.19	.26
Distributions from net investment income	(.02)	(.18)	(.18)	(.15)	(.09)	(.09)
Distributions from net realized gain	-	(.33)	(.24)	(.21)	(.06)	-H
Total distributions	(.02)	(.50)J	(.42)I	(.36)	(.15)	(.09)
Net asset value, end of period	$ 10.27	$ 8.00	$ 11.76	$ 12.32	$ 11.77	$ 10.73
Total ReturnB, C, D	28.64%	(28.53)%	(1.34)%	7.81%	11.19%	2.47%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.83%A	1.94%	1.71%	1.46%	1.18%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,400	$ 46,942	$ 65,543	$ 56,686	$ 35,656	$ 18,926
Portfolio turnover rate	25%A	36%	13%	11%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.418 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share. J Total distributions of $.504 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 11.91	$ 12.47	$ 11.89	$ 10.81	$ 10.59
Income from Investment Operations
Net investment income (loss) D	.09	.29	.34	.29	.25	.24
Net realized and unrealized gain (loss)	2.28	(3.50)	(.36)	.75	1.07	.13
Total from investment operations	2.37	(3.21)	(.02)	1.04	1.32	.37
Distributions from net investment income	(.04)	(.29)	(.29)	(.25)	(.18)	(.15)
Distributions from net realized gain	-	(.33)	(.24)	(.21)	(.06)	- G
Total distributions	(.04)	(.61) I	(.54) H	(.46)	(.24)	(.15)
Net asset value, end of period	$ 10.42	$ 8.09	$ 11.91	$ 12.47	$ 11.89	$ 10.81
Total ReturnB, C	29.35%	(27.85)%	(.42)%	8.90%	12.36%	3.52%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.83% A	2.94%	2.71%	2.46%	2.18%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,945	$ 77,998	$ 68,797	$ 39,631	$ 26,886	$ 12,861
Portfolio turnover rate	25% A	36%	13%	11%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share. H Total distributions of $.536 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share. I Total distributions of $.611 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.3	6.3
Fidelity Advisor Equity Income Fund Institutional Class	7.3	8.4
Fidelity Advisor Growth & Income Fund Institutional Class	8.2	8.9
Fidelity Advisor Large Cap Fund Institutional Class	7.7	7.9
Fidelity Advisor Small Cap Fund Institutional Class	2.3	2.4
Fidelity Series 100 Index Fund	3.9	3.5
Fidelity Series All-Sector Equity Fund	10.1	10.2
Fidelity Series Large Cap Value Fund	3.9	2.5
Fidelity Series Small Cap Opportunities Fund	2.5	2.3
	51.2	52.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.9	6.2
Fidelity Advisor Overseas Fund Institutional Class	5.9	6.2
Fidelity Series Emerging Markets Fund	1.0	0.2
	12.8	12.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.1
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.9	5.1
Fidelity Advisor Total Bond Fund Institutional Class	5.4	8.5
Fidelity Inflation-Protected Bond Fund	0.3	0.0
Fidelity Series Investment Grade Bond Fund	16.2	9.3
Fidelity Advisor Government Income Fund Institutional Class	0.0	3.6
	26.8	26.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.9	0.7
Fidelity Institutional Money Market Portfolio Institutional Class	0.8	0.7
	1.7	1.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	51.2%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	1.7%

Six months ago
Domestic Equity Funds	52.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	1.4%

Expected
Domestic Equity Funds	45.3%
Commodity Funds	2.9%
Developed International Equity Funds	12.8%
Emerging Markets Equity Funds	1.5%
Investment Grade Fixed-Income Funds	24.9%
Inflation-Protected Fixed-Income Funds	3.0%
High Yield Fixed-Income Funds	6.9%
Short-Term Funds	2.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.0%
	Shares	Value
Domestic Equity Funds - 51.2%
Fidelity Advisor Equity Growth Fund Institutional Class	2,212,149	$ 96,892,146
Fidelity Advisor Equity Income Fund Institutional Class	6,566,471	134,284,335
Fidelity Advisor Growth & Income Fund Institutional Class	10,296,649	149,404,378
Fidelity Advisor Large Cap Fund Institutional Class	9,223,711	140,938,299
Fidelity Advisor Small Cap Fund Institutional Class	1,957,164	43,038,036
Fidelity Series 100 Index Fund	9,259,653	71,021,542
Fidelity Series All-Sector Equity Fund	15,911,417	185,368,005
Fidelity Series Large Cap Value Fund	6,114,765	70,747,827
Fidelity Series Small Cap Opportunities Fund	6,064,208	46,755,047
TOTAL DOMESTIC EQUITY FUNDS		938,449,615
International Equity Funds - 12.8%
Fidelity Advisor Diversified International Fund Institutional Class	7,320,563	107,758,693
Fidelity Advisor Overseas Fund Institutional Class	6,541,788	107,219,902
Fidelity Series Emerging Markets Fund	1,136,659	18,879,905
TOTAL INTERNATIONAL EQUITY FUNDS		233,858,500
TOTAL EQUITY FUNDS (Cost $1,292,948,223)		1,172,308,115
Fixed-Income Funds - 34.3%
	Shares	Value
High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	16,594,635	$ 138,233,313
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Advisor Strategic Real Return Fund Institutional Class	10,833,247	90,024,285
Fidelity Advisor Total Bond Fund Institutional Class	9,481,060	98,982,264
Fidelity Inflation-Protected Bond Fund	522,798	5,238,434
Fidelity Series Investment Grade Bond Fund	25,858,244	295,559,725
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		489,804,708
TOTAL FIXED-INCOME FUNDS (Cost $633,604,226)		628,038,021
Short-Term Funds - 1.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,708,653	15,429,137
Fidelity Institutional Money Market Portfolio Institutional Class	15,188,503	15,188,503
TOTAL SHORT-TERM FUNDS (Cost $30,674,011)		30,617,640
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,957,226,460)		$ 1,830,963,776
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $85,005,141 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $12,661,963 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,957,226,460) - See accompanying schedule		$ 1,830,963,776
Cash		8,387
Receivable for investments sold		5,828,726
Receivable for fund shares sold		1,428,846
Total assets		1,838,229,735

Liabilities
Payable for investments purchased	$ 44,570
Payable for fund shares redeemed	7,223,068
Distribution fees payable	531,091
Total liabilities		7,798,729

Net Assets		$ 1,830,431,006
Net Assets consist of:
Paid in capital		$ 2,039,987,618
Undistributed net investment income		9,227,871
Accumulated undistributed net realized gain (loss) on investments		(92,521,799)
Net unrealized appreciation (depreciation) on investments		(126,262,684)
Net Assets		$ 1,830,431,006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,023,444,244 ÷ 96,180,863 shares)		$ 10.64

Maximum offering price per share (100/94.25 of $10.64)		$ 11.29
Class T: Net Asset Value and redemption price per share ($480,133,591 ÷ 45,187,827 shares)		$ 10.63

Maximum offering price per share (100/96.50 of $10.63)		$ 11.02
Class B: Net Asset Value and offering price per share ($68,840,806 ÷ 6,505,293 shares)A		$ 10.58

Class C: Net Asset Value and offering price per share ($85,866,507 ÷ 8,127,965 shares)A		$ 10.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($172,145,858 ÷ 16,085,631 shares)		$ 10.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,328,731

Expenses
Distribution fees	$ 2,813,656
Independent trustees' compensation	2,601
Total expenses before reductions	2,816,257
Expense reductions	(2,601)	2,813,656
Net investment income (loss)		9,515,075
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		17,499,576
Change in net unrealized appreciation (depreciation) on: Underlying funds		411,224,137
Net gain (loss)		428,723,713
Net increase (decrease) in net assets resulting from operations		$ 438,238,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,515,075	$ 33,876,751
Net realized gain (loss)	17,499,576	(101,331,108)
Change in net unrealized appreciation (depreciation)	411,224,137	(513,255,786)
Net increase (decrease) in net assets resulting from operations	438,238,788	(580,710,143)
Distributions to shareholders from net investment income	(3,937,113)	(33,890,863)
Distributions to shareholders from net realized gain	-	(54,461,707)
Total distributions	(3,937,113)	(88,352,570)
Share transactions - net increase (decrease)	153,768,150	369,126,187
Total increase (decrease) in net assets	588,069,825	(299,936,526)

Net Assets
Beginning of period	1,242,361,181	1,542,297,707
End of period (including undistributed net investment income of $9,227,871 and undistributed net investment income of $3,649,909, respectively)	$ 1,830,431,006	$ 1,242,361,181

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.97	$ 12.73	$ 13.49	$ 12.85	$ 11.53	$ 11.29
Income from Investment Operations
Net investment income (loss) E	.06	.25	.28	.24	.19	.20
Net realized and unrealized gain (loss)	2.64	(4.33)	(.49)	.92	1.36	.23
Total from investment operations	2.70	(4.08)	(.21)	1.16	1.55	.43
Distributions from net investment income	(.03)	(.25)	(.25)	(.23)	(.16)	(.18)
Distributions from net realized gain	-	(.43)	(.30)	(.30)	(.08)	- H
Total distributions	(.03)	(.68)	(.55)	(.52) K	(.23) J	(.19) I
Net asset value, end of period	$ 10.64	$ 7.97	$ 12.73	$ 13.49	$ 12.85	$ 11.53
Total Return B, C, D	33.91%	(33.34)%	(1.83)%	9.21%	13.62%	3.75%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	1.34% A	2.49%	2.07%	1.89%	1.60%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,023,444	$ 677,210	$ 811,992	$ 511,536	$ 284,466	$ 135,306
Portfolio turnover rate	17% A	31%	10%	13%	6%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share. J Total distributions of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share. K Total distributions of $.520 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected PerShare Data
Net asset value, beginning of period	$ 7.96	$ 12.72	$ 13.47	$ 12.83	$ 11.52	$ 11.29
Income from Investment Operations
Net investment income (loss) E	.05	.23	.25	.21	.16	.18
Net realized and unrealized gain (loss)	2.64	(4.34)	(.49)	.92	1.36	.21
Total from investment operations	2.69	(4.11)	(.24)	1.13	1.52	.39
Distributions from net investment income	(.02)	(.22)	(.21)	(.19)	(.13)	(.16)
Distributions from net realized gain	-	(.43)	(.30)	(.30)	(.08)	- H
Total distributions	(.02)	(.65)	(.51)	(.49) I	(.21)	(.16)
Net asset value, end of period	$ 10.63	$ 7.96	$ 12.72	$ 13.47	$ 12.83	$ 11.52
Total Return B, C, D	33.88%	(33.56)%	(2.02)%	8.97%	13.28%	3.46%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	1.09% A	2.24%	1.82%	1.63%	1.35%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 480,134	$ 343,919	$ 458,465	$ 431,886	$ 296,477	$ 177,336
Portfolio turnover rate	17% A	31%	10%	13%	6%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. .E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.489 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 12.66	$ 13.41	$ 12.78	$ 11.48	$ 11.27
Income from Investment Operations
Net investment income (loss) E	.03	.18	.18	.15	.10	.12
Net realized and unrealized gain (loss)	2.62	(4.31)	(.48)	.91	1.35	.21
Total from investment operations	2.65	(4.13)	(.30)	1.06	1.45	.33
Distributions from net investment income	(.01)	(.16)	(.15)	(.13)	(.08)	(.12)
Distributions from net realized gain	-	(.43)	(.30)	(.30)	(.07)	- H
Total distributions	(.01)	(.59)	(.45)	(.43) I	(.15)	(.12)
Net asset value, end of period	$ 10.58	$ 7.94	$ 12.66	$ 13.41	$ 12.78	$ 11.48
Total ReturnB, C, D	33.43%	(33.87)%	(2.51)%	8.40%	12.71%	2.93%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.59% A	1.74%	1.32%	1.13%	.85%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,841	$ 52,871	$ 89,049	$ 85,981	$ 71,232	$ 49,398
Portfolio turnover rate	17% A	31%	10%	13%	6%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.426 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.92	$ 12.64	$ 13.40	$ 12.77	$ 11.48	$ 11.26
Income from Investment Operations
Net investment income (loss) E	.03	.18	.18	.15	.10	.12
Net realized and unrealized gain (loss)	2.62	(4.31)	(.49)	.91	1.34	.22
Total from investment operations	2.65	(4.13)	(.31)	1.06	1.44	.34
Distributions from net investment income	(.01)	(.16)	(.15)	(.14)	(.08)	(.12)
Distributions from net realized gain	-	(.43)	(.30)	(.30)	(.07)	- H
Total distributions	(.01)	(.59)	(.45)	(.43) I	(.15)	(.12)
Net asset value, end of period	$ 10.56	$ 7.92	$ 12.64	$ 13.40	$ 12.77	$ 11.48
Total ReturnB, C, D	33.52%	(33.90)%	(2.56)%	8.45%	12.66%	3.02%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.59% A	1.74%	1.32%	1.14%	.85%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,867	$ 62,702	$ 95,224	$ 85,076	$ 61,442	$ 39,310
Portfolio turnover rate	17% A	31%	10%	13%	6%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.430 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.01	$ 12.79	$ 13.55	$ 12.90	$ 11.57	$ 11.31
Income from Investment Operations
Net investment income (loss)D	.08	.28	.32	.28	.23	.23
Net realized and unrealized gain (loss)	2.64	(4.35)	(.50)	.92	1.36	.23
Total from investment operations	2.72	(4.07)	(.18)	1.20	1.59	.46
Distributions from net investment income	(.03)	(.28)	(.28)	(.25)	(.18)	(.20)
Distributions from net realized gain	-	(.43)	(.30)	(.30)	(.08)	-G
Total distributions	(.03)	(.71)	(.58)	(.55)H	(.26)	(.20)
Net asset value, end of period	$ 10.70	$ 8.01	$ 12.79	$ 13.55	$ 12.90	$ 11.57
Total ReturnB, C	34.06%	(33.16)%	(1.62)%	9.47%	13.88%	4.06%
Ratios to Average Net Assets E, F
Expenses before reductions	.00%A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.59%A	2.74%	2.32%	2.13%	1.85%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,146	$ 105,660	$ 87,568	$ 38,153	$ 21,212	$ 11,932
Portfolio turnover rate	17%A	31%	10%	13%	6%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share. H Total distributions of $.547 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.9	6.7
Fidelity Advisor Equity Income Fund Institutional Class	8.2	9.0
Fidelity Advisor Growth & Income Fund Institutional Class	9.0	9.5
Fidelity Advisor Large Cap Fund Institutional Class	8.5	8.4
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.6
Fidelity Series 100 Index Fund	4.3	3.7
Fidelity Series All-Sector Equity Fund	11.0	10.9
Fidelity Series Large Cap Value Fund	4.3	2.9
Fidelity Series Small Cap Opportunities Fund	2.8	2.5
	56.5	56.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.5	6.7
Fidelity Advisor Overseas Fund Institutional Class	6.4	6.7
Fidelity Series Emerging Markets Fund	1.1	0.2
	14.0	13.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	8.1	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.9	4.5
Fidelity Advisor Total Bond Fund Institutional Class	4.4	7.2
Fidelity Inflation-Protected Bond Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	12.9	8.2
Fidelity Advisor Government Income Fund Institutional Class	0.0	2.9
	21.4	22.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.5%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	8.1%
Investment Grade Fixed-Income Funds	21.4%

Six months ago
Domestic Equity Funds	56.2%
International Equity Funds	13.6%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	22.8%

Expected
Domestic Equity Funds	50.7%
Commodity Funds	3.3%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	1.7%
Investment Grade Fixed-Income Funds	20.8%
Inflation-Protected Fixed-Income Funds	1.7%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.5%
	Shares	Value
Domestic Equity Funds - 56.5%
Fidelity Advisor Equity Growth Fund Institutional Class	1,606,136	$ 70,348,755
Fidelity Advisor Equity Income Fund Institutional Class	4,813,232	98,430,593
Fidelity Advisor Growth & Income Fund Institutional Class	7,471,815	108,416,032
Fidelity Advisor Large Cap Fund Institutional Class	6,663,106	101,812,254
Fidelity Advisor Small Cap Fund Institutional Class	1,393,509	30,643,256
Fidelity Series 100 Index Fund	6,728,675	51,608,935
Fidelity Series All-Sector Equity Fund	11,376,791	132,539,610
Fidelity Series Large Cap Value Fund	4,417,176	51,106,724
Fidelity Series Small Cap Opportunities Fund	4,420,874	34,084,941
TOTAL DOMESTIC EQUITY FUNDS		678,991,100
International Equity Funds - 14.0%
Fidelity Advisor Diversified International Fund Institutional Class	5,254,239	77,342,391
Fidelity Advisor Overseas Fund Institutional Class	4,706,600	77,141,175
Fidelity Series Emerging Markets Fund	793,567	13,181,140
TOTAL INTERNATIONAL EQUITY FUNDS		167,664,706
TOTAL EQUITY FUNDS (Cost $930,490,787)		846,655,806
Fixed-Income Funds - 29.5%
	Shares	Value
High Yield Fixed-Income Funds - 8.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,693,800	$ 97,409,352
Investment Grade Fixed-Income Funds - 21.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,702,102	47,384,465
Fidelity Advisor Total Bond Fund Institutional Class	5,056,254	52,787,294
Fidelity Inflation-Protected Bond Fund	191,211	1,915,935
Fidelity Series Investment Grade Bond Fund	13,537,191	154,730,089
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		256,817,783
TOTAL FIXED-INCOME FUNDS (Cost $354,601,367)		354,227,135
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,285,092,154)		$ 1,200,882,941
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $55,796,563 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,285,092,154) - See accompanying schedule		$ 1,200,882,941
Cash		8
Receivable for investments sold		1,120,214
Receivable for fund shares sold		1,229,588
Total assets		1,203,232,751

Liabilities
Payable for investments purchased	$ 8,417
Payable for fund shares redeemed	2,341,365
Distribution fees payable	313,661
Total liabilities		2,663,443

Net Assets		$ 1,200,569,308
Net Assets consist of:
Paid in capital		$ 1,340,483,938
Undistributed net investment income		5,333,038
Accumulated undistributed net realized gain (loss) on investments		(61,038,455)
Net unrealized appreciation (depreciation) on investments		(84,209,213)
Net Assets		$ 1,200,569,308

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($801,941,325 ÷ 78,961,280 shares)		$ 10.16

Maximum offering price per share (100/94.25 of $10.16)		$ 10.78
Class T: Net Asset Value and redemption price per share ($207,680,302 ÷ 20,421,771 shares)		$ 10.17

Maximum offering price per share (100/96.50 of $10.17)		$ 10.54
Class B: Net Asset Value and offering price per share ($36,820,294 ÷ 3,652,086 shares)A		$ 10.08

Class C: Net Asset Value and offering price per share ($44,945,653 ÷ 4,465,207 shares)A		$ 10.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,181,734 ÷ 10,684,537 shares)		$ 10.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,185,115

Expenses
Distribution fees	$ 1,627,350
Independent trustees' compensation	1,657
Total expenses before reductions	1,629,007
Expense reductions	(1,657)	1,627,350
Net investment income (loss)		5,557,765
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		4,668,275
Change in net unrealized appreciation (depreciation) on: Underlying funds		283,130,948
Net gain (loss)		287,799,223
Net increase (decrease) in net assets resulting from operations		$ 293,356,988

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,557,765	$ 19,856,130
Net realized gain (loss)	4,668,275	(60,831,662)
Change in net unrealized appreciation (depreciation)	283,130,948	(328,423,663)
Net increase (decrease) in net assets resulting from operations	293,356,988	(369,399,195)
Distributions to shareholders from net investment income	(2,426,210)	(19,629,825)
Distributions to shareholders from net realized gain	-	(30,018,396)
Total distributions	(2,426,210)	(49,648,221)
Share transactions - net increase (decrease)	129,154,578	330,490,319
Total increase (decrease) in net assets	420,085,356	(88,557,097)

Net Assets
Beginning of period	780,483,952	869,041,049
End of period (including undistributed net investment income of $5,333,038 and undistributed net investment income of $2,201,484, respectively)	$ 1,200,569,308	$ 780,483,952

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.51	$ 12.26	$ 13.01	$ 12.34	$ 10.96	$ 10.67
Income from Investment Operations
Net investment income (loss) E	.05	.23	.26	.22	.17	.19
Net realized and unrealized gain (loss)	2.62	(4.36)	(.50)	.90	1.39	.23
Total from investment operations	2.67	(4.13)	(.24)	1.12	1.56	.42
Distributions from net investment income	(.02)	(.22)	(.22)	(.19)	(.13)	(.13)
Distributions from net realized gain	-	(.40)	(.29)	(.26)	(.05)	- H
Total distributions	(.02)	(.62)	(.51)	(.45)	(.18)	(.13)
Net asset value, end of period	$ 10.16	$ 7.51	$ 12.26	$ 13.01	$ 12.34	$ 10.96
Total Return B, C, D	35.67%	(34.98)%	(2.14)%	9.26%	14.35%	3.96%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.33%
Net investment income (loss)	1.19% A	2.41%	1.95%	1.79%	1.44%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 801,941	$ 512,482	$ 558,890	$ 306,544	$ 128,504	$ 59,347
Portfolio turnover rate	9% A	29%	10%	3%	5%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.52	$ 12.28	$ 13.03	$ 12.35	$ 10.97	$ 10.69
Income from Investment Operations
Net investment income (loss) E	.04	.21	.23	.19	.14	.16
Net realized and unrealized gain (loss)	2.63	(4.37)	(.51)	.91	1.39	.24
Total from investment operations	2.67	(4.16)	(.28)	1.10	1.53	.40
Distributions from net investment income	(.02)	(.20)	(.18)	(.16)	(.11)	(.12)
Distributions from net realized gain	-	(.40)	(.29)	(.26)	(.05)	- H
Total distributions	(.02)	(.60)	(.47)	(.42)	(.15) I	(.12)
Net asset value, end of period	$ 10.17	$ 7.52	$ 12.28	$ 13.03	$ 12.35	$ 10.97
Total Return B, C, D	35.56%	(35.20)%	(2.40)%	9.10%	14.07%	3.75%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.58%
Net investment income (loss)	.94% A	2.16%	1.70%	1.54%	1.19%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,680	$ 139,330	$ 173,946	$ 154,042	$ 83,955	$ 36,966
Portfolio turnover rate	9% A	29%	10%	3%	5%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 12.17	$ 12.93	$ 12.26	$ 10.91	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.02	.16	.16	.13	.08	.11
Net realized and unrealized gain (loss)	2.60	(4.32)	(.51)	.90	1.38	.24
Total from investment operations	2.62	(4.16)	(.35)	1.03	1.46	.35
Distributions from net investment income	(.01)	(.14)	(.12)	(.10)	(.07)	(.08)
Distributions from net realized gain	-	(.40)	(.29)	(.26)	(.04)	- H
Total distributions	(.01)	(.54)	(.41)	(.36)	(.11)	(.08)
Net asset value, end of period	$ 10.08	$ 7.47	$ 12.17	$ 12.93	$ 12.26	$ 10.91
Total Return B, C, D	35.10%	(35.45)%	(2.95)%	8.57%	13.46%	3.29%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.44% A	1.66%	1.20%	1.04%	.69%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,820	$ 27,207	$ 43,016	$ 37,881	$ 27,111	$ 13,415
Portfolio turnover rate	9% A	29%	10%	3%	5%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.46	$ 12.16	$ 12.92	$ 12.26	$ 10.91	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.02	.16	.16	.13	.08	.11
Net realized and unrealized gain (loss)	2.60	(4.32)	(.50)	.89	1.38	.23
Total from investment operations	2.62	(4.16)	(.34)	1.02	1.46	.34
Distributions from net investment income	(.01)	(.14)	(.13)	(.10)	(.07)	(.08)
Distributions from net realized gain	-	(.40)	(.29)	(.26)	(.04)	- H
Total distributions	(.01)	(.54)	(.42)	(.36)	(.11)	(.08)
Net asset value, end of period	$ 10.07	$ 7.46	$ 12.16	$ 12.92	$ 12.26	$ 10.91
Total Return B, C, D	35.17%	(35.44)%	(2.91)%	8.51%	13.46%	3.19%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.44% A	1.66%	1.20%	1.04%	.69%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,946	$ 31,735	$ 40,426	$ 32,679	$ 20,323	$ 10,859
Portfolio turnover rate	9% A	29%	10%	3%	5%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.55	$ 12.33	$ 13.08	$ 12.39	$ 10.99	$ 10.68
Income from Investment Operations
Net investment income (loss) D	.07	.26	.29	.25	.20	.22
Net realized and unrealized gain (loss)	2.63	(4.39)	(.50)	.91	1.40	.24
Total from investment operations	2.70	(4.13)	(.21)	1.16	1.60	.46
Distributions from net investment income	(.03)	(.25)	(.25)	(.21)	(.15)	(.15)
Distributions from net realized gain	-	(.40)	(.29)	(.26)	(.05)	- G
Total distributions	(.03)	(.65)	(.54)	(.47)	(.20)	(.15)
Net asset value, end of period	$ 10.22	$ 7.55	$ 12.33	$ 13.08	$ 12.39	$ 10.99
Total Return B, C	35.81%	(34.83)%	(1.93)%	9.60%	14.69%	4.25%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.44% A	2.66%	2.20%	2.04%	1.69%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,182	$ 69,731	$ 52,762	$ 13,903	$ 5,167	$ 1,921
Portfolio turnover rate	9% A	29%	10%	3%	5%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.5	7.5
Fidelity Advisor Equity Income Fund Institutional Class	9.0	10.2
Fidelity Advisor Growth & Income Fund Institutional Class	10.0	10.8
Fidelity Advisor Large Cap Fund Institutional Class	9.5	9.5
Fidelity Advisor Small Cap Fund Institutional Class	2.8	3.0
Fidelity Series 100 Index Fund	4.6	4.0
Fidelity Series All-Sector Equity Fund	12.4	12.1
Fidelity Series Large Capital Value Fund	4.9	3.3
Fidelity Series Small Cap Opportunities Fund	3.2	2.8
	62.9	63.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.1	7.6
Fidelity Advisor Overseas Fund Institutional Class	7.1	7.6
Fidelity Series Emerging Markets Fund	1.4	0.2
	15.6	15.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	8.0	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.5	2.6
Fidelity Advisor Total Bond Fund Institutional Class	2.8	4.2
Fidelity Inflation-Protected Bond Fund	0.0	0.0
Fidelity Series Investment Grade Bond Fund	8.2	5.3
Fidelity Advisor Government Income Fund Institutional Class	0.0	1.8
	13.5	13.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	62.9%
International Equity Funds	15.6%
High Yield Fixed-Income Funds	8.0%
Investment Grade Fixed-Income Funds	13.5%

Six months ago
Domestic Equity Funds	63.2%
International Equity Funds	15.4%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	13.9%

Expected
Domestic Equity Funds	55.2%
Commodity Funds	3.6%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	1.9%
Investment Grade Fixed-Income Funds	16.0%
Inflation-Protected Fixed-Income Funds	0.3%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.5%
	Shares	Value
Domestic Equity Funds - 62.9%
Fidelity Advisor Equity Growth Fund Institutional Class	2,095,442	$ 91,780,348
Fidelity Advisor Equity Income Fund Institutional Class	6,236,429	127,534,966
Fidelity Advisor Growth & Income Fund Institutional Class	9,807,321	142,304,223
Fidelity Advisor Large Cap Fund Institutional Class	8,801,715	134,490,205
Fidelity Advisor Small Cap Fund Institutional Class	1,834,049	40,330,745
Fidelity Series 100 Index Fund	8,600,702	65,967,387
Fidelity Series All-Sector Equity Fund	15,073,102	175,601,633
Fidelity Series Large Capital Value Fund	5,973,761	69,116,413
Fidelity Series Small Cap Opportunities Fund	5,803,094	44,741,855
TOTAL DOMESTIC EQUITY FUNDS		891,867,775
International Equity Funds - 15.6%
Fidelity Advisor Diversified International Fund Institutional Class	6,866,841	101,079,900
Fidelity Advisor Overseas Fund Institutional Class	6,102,692	100,023,122
Fidelity Series Emerging Markets Fund	1,169,571	19,426,575
TOTAL INTERNATIONAL EQUITY FUNDS		220,529,597
TOTAL EQUITY FUNDS (Cost $1,229,013,896)		1,112,397,372
Fixed-Income Funds - 21.5%
	Shares	Value
High Yield Fixed-Income Funds - 8.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	13,578,258	$ 113,106,891
Investment Grade Fixed-Income Funds - 13.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,294,943	35,690,973
Fidelity Advisor Total Bond Fund Institutional Class	3,770,848	39,367,655
Fidelity Inflation-Protected Bond Fund	22,050	220,940
Fidelity Series Investment Grade Bond Fund	10,217,981	116,791,524
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		192,071,092
TOTAL FIXED-INCOME FUNDS (Cost $307,880,018)		305,177,983
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,536,893,914)		$ 1,417,575,355
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $76,501,982 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,536,893,914) - See accompanying schedule		$ 1,417,575,355
Cash		4
Receivable for investments sold		4,458,279
Receivable for fund shares sold		1,230,555
Total assets		1,423,264,193

Liabilities
Payable for investments purchased	$ 21,362
Payable for fund shares redeemed	5,667,474
Distribution fees payable	397,987
Total liabilities		6,086,823

Net Assets		$ 1,417,177,370
Net Assets consist of:
Paid in capital		$ 1,615,206,505
Undistributed net investment income		4,712,179
Accumulated undistributed net realized gain (loss) on investments		(83,422,755)
Net unrealized appreciation (depreciation) on investments		(119,318,559)
Net Assets		$ 1,417,177,370

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($825,073,714 ÷ 77,843,387 shares)		$ 10.60

Maximum offering price per share (100/94.25 of $10.60)		$ 11.25
Class T: Net Asset Value and redemption price per share ($350,791,223 ÷ 33,216,254 shares)		$ 10.56

Maximum offering price per share (100/96.50 of $10.56)		$ 10.94
Class B: Net Asset Value and offering price per share ($48,210,011 ÷ 4,586,476 shares)A		$ 10.51

Class C: Net Asset Value and offering price per share ($58,349,995 ÷ 5,559,381 shares)A		$ 10.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($134,752,427 ÷ 12,660,259 shares)		$ 10.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,788,345

Expenses
Distribution fees	$ 2,075,425
Independent trustees' compensation	1,972
Total expenses before reductions	2,077,397
Expense reductions	(1,972)	2,075,425
Net investment income (loss)		4,712,920
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		7,275,541
Change in net unrealized appreciation (depreciation) on: Underlying funds		356,463,149
Net gain (loss)		363,738,690
Net increase (decrease) in net assets resulting from operations		$ 368,451,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,712,920	$ 20,500,528
Net realized gain (loss)	7,275,541	(85,821,923)
Change in net unrealized appreciation (depreciation)	356,463,149	(433,071,093)
Net increase (decrease) in net assets resulting from operations	368,451,610	(498,392,488)
Distributions to shareholders from net investment income	(1,516,808)	(20,772,833)
Distributions to shareholders from net realized gain	(612,675)	(43,764,449)
Total distributions	(2,129,483)	(64,537,282)
Share transactions - net increase (decrease)	128,951,383	372,427,616
Total increase (decrease) in net assets	495,273,510	(190,502,154)

Net Assets
Beginning of period	921,903,860	1,112,406,014
End of period (including undistributed net investment income of $4,712,179 and undistributed net investment income of $1,516,067, respectively)	$ 1,417,177,370	$ 921,903,860

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.69	$ 13.29	$ 14.27	$ 13.47	$ 11.81	$ 11.48
Income from Investment Operations
Net investment income (loss) E	.04	.21	.22	.20	.15	.18
Net realized and unrealized gain (loss)	2.89	(5.10)	(.63)	1.09	1.70	.30
Total from investment operations	2.93	(4.89)	(.41)	1.29	1.85	.48
Distributions from net investment income	(.01)	(.21)	(.19)	(.18)	(.11)	(.15)
Distributions from net realized gain	(.01)	(.50)	(.38)	(.31)	(.08)	- H
Total distributions	(.02) I	(.71)	(.57)	(.49)	(.19)	(.15)
Net asset value, end of period	$ 10.60	$ 7.69	$ 13.29	$ 14.27	$ 13.47	$ 11.81
Total Return B, C, D	38.14%	(38.49)%	(3.22)%	9.82%	15.84%	4.19%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	.89% A	2.08%	1.53%	1.49%	1.17%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 825,074	$ 527,042	$ 626,641	$ 343,345	$ 156,916	$ 65,593
Portfolio turnover rate	8% A	22%	10%	8%	4%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.019 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 13.25	$ 14.23	$ 13.43	$ 11.78	$ 11.47
Income from Investment Operations
Net investment income (loss) E	.03	.19	.19	.17	.11	.15
Net realized and unrealized gain (loss)	2.88	(5.09)	(.64)	1.09	1.70	.30
Total from investment operations	2.91	(4.90)	(.45)	1.26	1.81	.45
Distributions from net investment income	(.01)	(.18)	(.15)	(.15)	(.09)	(.14)
Distributions from net realized gain	(.01)	(.50)	(.38)	(.31)	(.08)	- H
Total distributions	(.02) J	(.68)	(.53)	(.46)	(.16) I	(.14)
Net asset value, end of period	$ 10.56	$ 7.67	$ 13.25	$ 14.23	$ 13.43	$ 11.78
Total Return B, C, D	37.92%	(38.62)%	(3.49)%	9.59%	15.52%	3.91%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	.64% A	1.83%	1.28%	1.24%	.92%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 350,791	$ 236,333	$ 297,618	$ 281,508	$ 184,029	$ 102,153
Portfolio turnover rate	8% A	22%	10%	8%	4%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share. J Total distributions of $.015 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) E	.01	.14	.11	.10	.05	.09
Net realized and unrealized gain (loss)	2.86	(5.06)	(.63)	1.08	1.70	.30
Total from investment operations	2.87	(4.92)	(.52)	1.18	1.75	.39
Distributions from net investment income	-	(.11)	(.09)	(.09)	(.05)	(.09)
Distributions from net realized gain	- H	(.50)	(.37)	(.31)	(.07)	- H
Total distributions	- H, I	(.61)	(.46)	(.40)	(.12)	(.09)
Net asset value, end of period	$ 10.51	$ 7.64	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Total Return B, C, D	37.63%	(38.94)%	(3.96)%	8.98%	14.96%	3.41%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.14% A	1.33%	.78%	.74%	.42%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,210	$ 35,701	$ 60,367	$ 56,845	$ 43,099	$ 27,653
Portfolio turnover rate	8% A	22%	10%	8%	4%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.004 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.63	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) E	.01	.14	.11	.10	.05	.09
Net realized and unrealized gain (loss)	2.87	(5.06)	(.63)	1.08	1.70	.30
Total from investment operations	2.88	(4.92)	(.52)	1.18	1.75	.39
Distributions from net investment income	-	(.12)	(.09)	(.09)	(.05)	(.09)
Distributions from net realized gain	(.01)	(.50)	(.37)	(.31)	(.07)	- H
Total distributions	(.01) I	(.62)	(.46)	(.40)	(.12)	(.09)
Net asset value, end of period	$ 10.50	$ 7.63	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Total Return B, C, D	37.69%	(38.96)%	(3.95)%	9.00%	14.99%	3.41%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.14% A	1.33%	.78%	.74%	.42%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,350	$ 40,294	$ 58,768	$ 54,338	$ 37,940	$ 22,265
Portfolio turnover rate	8% A	22%	10%	8%	4%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.005 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.72	$ 13.34	$ 14.32	$ 13.51	$ 11.84	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.05	.23	.26	.24	.18	.21
Net realized and unrealized gain (loss)	2.89	(5.11)	(.64)	1.09	1.71	.31
Total from investment operations	2.94	(4.88)	(.38)	1.33	1.89	.52
Distributions from net investment income	(.02)	(.24)	(.22)	(.21)	(.13)	(.17)
Distributions from net realized gain	(.01)	(.50)	(.38)	(.31)	(.09)	- G
Total distributions	(.02) H	(.74)	(.60)	(.52)	(.22)	(.17)
Net asset value, end of period	$ 10.64	$ 7.72	$ 13.34	$ 14.32	$ 13.51	$ 11.84
Total Return B, C	38.21%	(38.31)%	(3.01)%	10.08%	16.10%	4.50%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.14% A	2.33%	1.78%	1.74%	1.42%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,752	$ 82,534	$ 69,011	$ 24,902	$ 10,918	$ 7,841
Portfolio turnover rate	8% A	22%	10%	8%	4%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share. H Total distributions of $.024 per share is comprised of distributions from net investment income of $.019 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.8	7.8
Fidelity Advisor Equity Income Fund Institutional Class	9.1	10.5
Fidelity Advisor Growth & Income Fund Institutional Class	10.6	11.2
Fidelity Advisor Large Cap Fund Institutional Class	9.5	9.8
Fidelity Advisor Small Cap Fund Institutional Class	3.0	3.1
Fidelity Series 100 Index Fund	5.2	4.1
Fidelity Series All-Sector Equity Fund	13.0	12.6
Fidelity Series Large Cap Value Fund	5.4	3.7
Fidelity Series Small Cap Opportunities Fund	3.4	2.9
	66.0	65.7
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.4	7.8
Fidelity Advisor Overseas Fund Institutional Class	7.3	7.9
Fidelity Series Emerging Markets Fund	1.6	0.3
	16.3	16.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	8.0	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.8	2.0
Fidelity Advisor Total Bond Fund Institutional Class	2.0	3.2
Fidelity Series Investment Grade Bond Fund	5.9	4.4
Fidelity Advisor Government Income Fund Institutional Class	0.0	1.2
	9.7	10.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.0%
International Equity Funds	16.3%
High Yield Fixed-Income Funds	8.0%
Investment Grade Fixed-Income Funds	9.7%

Six months ago
Domestic Equity Funds	65.7%
International Equity Funds	16.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	10.8%

Expected
Domestic Equity Funds	59.9%
Commodity Funds	3.8%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	2.0%
Investment Grade Fixed-Income Funds	10.0%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.3%
	Shares	Value
Domestic Equity Funds - 66.0%
Fidelity Advisor Equity Growth Fund Institutional Class	1,193,209	$ 52,262,552
Fidelity Advisor Equity Income Fund Institutional Class	3,451,437	70,581,890
Fidelity Advisor Growth & Income Fund Institutional Class	5,659,757	82,123,069
Fidelity Advisor Large Cap Fund Institutional Class	4,828,255	73,775,737
Fidelity Advisor Small Cap Fund Institutional Class	1,061,032	23,332,100
Fidelity Series 100 Index Fund	5,239,323	40,185,604
Fidelity Series All-Sector Equity Fund	8,605,682	100,256,196
Fidelity Series Large Cap Value Fund	3,647,237	42,198,527
Fidelity Series Small Cap Opportunities Fund	3,384,270	26,092,725
TOTAL DOMESTIC EQUITY FUNDS		510,808,400
International Equity Funds - 16.3%
Fidelity Advisor Diversified International Fund Institutional Class	3,885,316	57,191,846
Fidelity Advisor Overseas Fund Institutional Class	3,455,529	56,636,124
Fidelity Series Emerging Markets Fund	761,787	12,653,276
TOTAL INTERNATIONAL EQUITY FUNDS		126,481,246
TOTAL EQUITY FUNDS (Cost $700,449,561)		637,289,646
Fixed-Income Funds - 17.7%
	Shares	Value
High Yield Fixed-Income Funds - 8.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,453,799	$ 62,090,147
Investment Grade Fixed-Income Funds - 9.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,631,545	13,558,140
Fidelity Advisor Total Bond Fund Institutional Class	1,485,576	15,509,409
Fidelity Series Investment Grade Bond Fund	3,985,649	45,555,971
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		74,623,520
TOTAL FIXED-INCOME FUNDS (Cost $137,010,227)		136,713,667
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $837,459,788)		$ 774,003,313
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $39,694,784 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $837,459,788) - See accompanying schedule		$ 774,003,313
Cash		10
Receivable for investments sold		997,768
Receivable for fund shares sold		1,006,283
Total assets		776,007,374

Liabilities
Payable for investments purchased	$ 120,389
Payable for fund shares redeemed	1,883,650
Distribution fees payable	198,518
Total liabilities		2,202,557

Net Assets		$ 773,804,817
Net Assets consist of:
Paid in capital		$ 875,980,975
Undistributed net investment income		2,073,126
Accumulated undistributed net realized gain (loss) on investments		(40,792,809)
Net unrealized appreciation (depreciation) on investments		(63,456,475)
Net Assets		$ 773,804,817

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($524,322,763 ÷ 52,635,875 shares)		$ 9.96

Maximum offering price per share (100/94.25 of $9.96)		$ 10.57
Class T: Net Asset Value and redemption price per share ($126,492,305 ÷ 12,759,933 shares)		$ 9.91

Maximum offering price per share (100/96.50 of $9.91)		$ 10.27
Class B: Net Asset Value and offering price per share ($25,094,709 ÷ 2,551,982 shares)A		$ 9.83

Class C: Net Asset Value and offering price per share ($26,296,928 ÷ 2,673,383 shares)A		$ 9.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($71,598,112 ÷ 7,156,771 shares)		$ 10.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,242,743

Expenses
Distribution fees	$ 1,011,631
Independent trustees' compensation	1,032
Total expenses before reductions	1,012,663
Expense reductions	(1,032)	1,011,631
Net investment income (loss)		2,231,112
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		2,189,409
Change in net unrealized appreciation (depreciation) on underlying funds		193,558,847
Net gain (loss)		195,748,256
Net increase (decrease) in net assets resulting from operations		$ 197,979,368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,231,112	$ 9,984,797
Net realized gain (loss)	2,189,409	(40,983,238)
Change in net unrealized appreciation (depreciation)	193,558,847	(221,191,491)
Net increase (decrease) in net assets resulting from operations	197,979,368	(252,189,932)
Distributions to shareholders from net investment income	(1,070,690)	(9,759,661)
Distributions to shareholders from net realized gain	-	(19,339,084)
Total distributions	(1,070,690)	(29,098,745)
Share transactions - net increase (decrease)	101,057,105	235,607,700
Total increase (decrease) in net assets	297,965,783	(45,680,977)

Net Assets
Beginning of period	475,839,034	521,520,011
End of period (including undistributed net investment income of $2,073,126 and undistributed net investment income of $912,704, respectively)	$ 773,804,817	$ 475,839,034

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 12.53	$ 13.44	$ 12.67	$ 11.06	$ 10.70
Income from Investment Operations
Net investment income (loss) E	.03	.20	.20	.19	.14	.19
Net realized and unrealized gain (loss)	2.77	(4.92)	(.60)	1.02	1.62	.32
Total from investment operations	2.80	(4.72)	(.40)	1.21	1.76	.51
Distributions from net investment income	(.02)	(.18)	(.17)	(.15)	(.11)	(.15)
Distributions from net realized gain	-	(.45)	(.34)	(.29)	(.04)	- H
Total distributions	(.02)	(.63) J	(.51)	(.44) I	(.15)	(.15)
Net asset value, end of period	$ 9.96	$ 7.18	$ 12.53	$ 13.44	$ 12.67	$ 11.06
Total Return B, C, D	39.01%	(39.29)%	(3.34)%	9.74%	16.03%	4.76%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.33%
Net investment income (loss)	.78% A	2.04%	1.51%	1.48%	1.20%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 524,323	$ 314,996	$ 336,805	$ 146,175	$ 49,877	$ 15,281
Portfolio turnover rate	4% A	21%	9%	5%	4%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.440 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share. J Total distributions of $.627 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.15	$ 12.47	$ 13.38	$ 12.62	$ 11.02	$ 10.69
Income from Investment Operations
Net investment income (loss) E	.02	.17	.17	.16	.11	.16
Net realized and unrealized gain (loss)	2.75	(4.89)	(.62)	1.01	1.63	.31
Total from investment operations	2.77	(4.72)	(.45)	1.17	1.74	.47
Distributions from net investment income	(.01)	(.16)	(.13)	(.13)	(.10)	(.14)
Distributions from net realized gain	-	(.45)	(.33)	(.28)	(.04)	- H
Total distributions	(.01)	(.60) J	(.46)	(.41) I	(.14)	(.14)
Net asset value, end of period	$ 9.91	$ 7.15	$ 12.47	$ 13.38	$ 12.62	$ 11.02
Total Return B, C, D	38.81%	(39.42)%	(3.66)%	9.46%	15.84%	4.37%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.58%
Net investment income (loss)	.53% A	1.79%	1.26%	1.23%	.95%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,492	$ 81,463	$ 99,531	$ 84,368	$ 45,421	$ 16,432
Portfolio turnover rate	4% A	21%	9%	5%	4%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.411 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share. J Total distributions of $.601 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.10	$ 12.38	$ 13.29	$ 12.54	$ 10.98	$ 10.67
Income from Investment Operations
Net investment income (loss) E	- H	.13	.10	.09	.05	.10
Net realized and unrealized gain (loss)	2.73	(4.86)	(.61)	1.02	1.61	.32
Total from investment operations	2.73	(4.73)	(.51)	1.11	1.66	.42
Distributions from net investment income	- H	(.10)	(.08)	(.09)	(.06)	(.11)
Distributions from net realized gain	-	(.45)	(.32)	(.27)	(.04)	- H
Total distributions	- H	(.55) J	(.40)	(.36) I	(.10)	(.11)
Net asset value, end of period	$ 9.83	$ 7.10	$ 12.38	$ 13.29	$ 12.54	$ 10.98
Total Return B, C, D	38.50%	(39.76)%	(4.10)%	8.98%	15.17%	3.88%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.08%
Net investment income (loss)	.03% A	1.30%	.76%	.73%	.45%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,095	$ 17,892	$ 27,854	$ 23,065	$ 15,351	$ 6,917
Portfolio turnover rate	4% A	21%	9%	5%	4%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.356 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share. J Total distributions of $.548 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.11	$ 12.39	$ 13.30	$ 12.55	$ 10.99	$ 10.68
Income from Investment Operations
Net investment income (loss) E	- H	.12	.10	.09	.05	.10
Net realized and unrealized gain (loss)	2.73	(4.85)	(.61)	1.02	1.61	.32
Total from investment operations	2.73	(4.73)	(.51)	1.11	1.66	.42
Distributions from net investment income	- H	(.11)	(.08)	(.09)	(.06)	(.11)
Distributions from net realized gain	-	(.45)	(.32)	(.27)	(.04)	- H
Total distributions	- H	(.55) J	(.40)	(.36) I	(.10)	(.11)
Net asset value, end of period	$ 9.84	$ 7.11	$ 12.39	$ 13.30	$ 12.55	$ 10.99
Total Return B, C, D	38.47%	(39.70)%	(4.10)%	8.99%	15.15%	3.87%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.08%
Net investment income (loss)	.03% A	1.29%	.76%	.73%	.45%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,297	$ 17,821	$ 23,168	$ 19,041	$ 12,023	$ 5,089
Portfolio turnover rate	4% A	21%	9%	5%	4%	5%

A AnnualizedB Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.358 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share. J Total distributions of $.552 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.21	$ 12.57	$ 13.49	$ 12.71	$ 11.07	$ 10.71
Income from Investment Operations
Net investment income (loss) D	.05	.22	.24	.22	.17	.21
Net realized and unrealized gain (loss)	2.76	(4.93)	(.62)	1.02	1.64	.31
Total from investment operations	2.81	(4.71)	(.38)	1.24	1.81	.52
Distributions from net investment income	(.02)	(.21)	(.20)	(.18)	(.13)	(.16)
Distributions from net realized gain	-	(.45)	(.34)	(.29)	(.04)	- G
Total distributions	(.02)	(.65) I	(.54)	(.46) H	(.17)	(.16)
Net asset value, end of period	$ 10.00	$ 7.21	$ 12.57	$ 13.49	$ 12.71	$ 11.07
Total Return B, C	39.05%	(39.08)%	(3.19)%	9.98%	16.45%	4.87%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.03% A	2.29%	1.76%	1.72%	1.45%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,598	$ 43,667	$ 34,162	$ 6,371	$ 2,207	$ 467
Portfolio turnover rate	4% A	21%	9%	5%	4%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share. H Total distributions of $.463 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share. I Total distributions of $.651 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.9	7.9
Fidelity Advisor Equity Income Fund Institutional Class	9.5	10.7
Fidelity Advisor Growth & Income Fund Institutional Class	10.7	11.4
Fidelity Advisor Large Cap Fund Institutional Class	9.9	10.1
Fidelity Advisor Small Cap Fund Institutional Class	3.0	3.1
Fidelity Series 100 Index Fund	5.1	4.2
Fidelity Series All-Sector Equity Fund	13.1	12.8
Fidelity Series Large Cap Value Fund	5.4	3.7
Fidelity Series Small Cap Opportunities Fund	3.4	3.0
	67.0	66.9
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.5	8.0
Fidelity Advisor Overseas Fund Institutional Class	7.5	8.0
Fidelity Series Emerging Markets Fund	1.6	0.3
	16.6	16.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	9.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.1	1.2
Fidelity Advisor Total Bond Fund Institutional Class	1.4	2.1
Fidelity Series Investment Grade Bond Fund	4.0	2.9
Fidelity Advisor Government Income Fund Institutional Class	0.0	1.0
	6.5	7.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.0%
International Equity Funds	16.6%
High Yield Fixed-Income Funds	9.9%
Investment Grade Fixed-Income Funds	6.5%

Six months ago
Domestic Equity Funds	66.9%
International Equity Funds	16.3%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	7.2%

Expected
Domestic Equity Funds	60.7%
Commodity Funds	4.0%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.0%
Investment Grade Fixed-Income Funds	7.4%
High Yield Fixed-Income Funds	8.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.6%
	Shares	Value
Domestic Equity Funds - 67.0%
Fidelity Advisor Equity Growth Fund Institutional Class	1,583,337	$ 69,350,159
Fidelity Advisor Equity Income Fund Institutional Class	4,684,624	95,800,560
Fidelity Advisor Growth & Income Fund Institutional Class	7,469,545	108,383,104
Fidelity Advisor Large Cap Fund Institutional Class	6,577,221	100,499,941
Fidelity Advisor Small Cap Fund Institutional Class	1,399,762	30,780,767
Fidelity Series 100 Index Fund	6,778,349	51,989,936
Fidelity Series All-Sector Equity Fund	11,411,096	132,939,266
Fidelity Series Large Cap Value Fund	4,750,157	54,959,314
Fidelity Series Small Cap Opportunities Fund	4,480,023	34,540,979
TOTAL DOMESTIC EQUITY FUNDS		679,244,026
International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	5,165,181	76,031,461

	Shares	Value
Fidelity Advisor Overseas Fund Institutional Class	4,592,873	$ 75,277,189
Fidelity Series Emerging Markets Fund	989,081	16,428,640
TOTAL INTERNATIONAL EQUITY FUNDS		167,737,290
TOTAL EQUITY FUNDS (Cost $932,663,590)		846,981,316
Fixed-Income Funds - 16.4%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	12,092,591	100,731,282
Investment Grade Fixed-Income Funds - 6.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,367,888	11,367,152
Fidelity Advisor Total Bond Fund Institutional Class	1,344,092	14,032,316
Fidelity Series Investment Grade Bond Fund	3,532,210	40,373,165
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		65,772,633
TOTAL FIXED-INCOME FUNDS (Cost $171,104,517)		166,503,915
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,103,768,107)		$ 1,013,485,231
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $57,729,888 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,103,768,107) - See accompanying schedule		$ 1,013,485,231
Cash		485
Receivable for investments sold		2,857,015
Receivable for fund shares sold		1,971,923
Total assets		1,018,314,654

Liabilities
Payable for investments purchased	$ 531
Payable for fund shares redeemed	4,828,917
Distribution fees payable	297,622
Total liabilities		5,127,070

Net Assets		$ 1,013,187,584
Net Assets consist of:
Paid in capital		$ 1,162,250,208
Undistributed net investment income		2,583,979
Accumulated undistributed net realized gain (loss) on investments		(61,363,727)
Net unrealized appreciation (depreciation) on investments		(90,282,876)
Net Assets		$ 1,013,187,584

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($550,571,976 ÷ 51,801,992 shares)		$ 10.63

Maximum offering price per share (100/94.25 of $10.63)		$ 11.28
Class T: Net Asset Value and redemption price per share ($277,366,118 ÷ 26,183,253 shares)		$ 10.59

Maximum offering price per share (100/96.50 of $10.59)		$ 10.97
Class B: Net Asset Value and offering price per share ($40,526,508 ÷ 3,857,383 shares)A		$ 10.51

Class C: Net Asset Value and offering price per share ($48,371,410 ÷ 4,608,192 shares)A		$ 10.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,351,572 ÷ 9,028,333 shares)		$ 10.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,380,529

Expenses
Distribution fees	$ 1,543,002
Independent trustees' compensation	1,396
Total expenses before reductions	1,544,398
Expense reductions	(1,396)	1,543,002
Net investment income (loss)		2,837,527
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		3,020,626
Change in net unrealized appreciation (depreciation) on underlying funds		267,824,597
Net gain (loss)		270,845,223
Net increase (decrease) in net assets resulting from operations		$ 273,682,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,837,527	$ 13,972,825
Net realized gain (loss)	3,020,626	(61,624,191)
Change in net unrealized appreciation (depreciation)	267,824,597	(325,789,369)
Net increase (decrease) in net assets resulting from operations	273,682,750	(373,440,735)
Distributions to shareholders from net investment income	(1,399,897)	(13,667,108)
Distributions to shareholders from net realized gain	-	(34,379,125)
Total distributions	(1,399,897)	(48,046,233)
Share transactions - net increase (decrease)	96,176,110	247,327,890
Total increase (decrease) in net assets	368,458,963	(174,159,078)

Net Assets
Beginning of period	644,728,621	818,887,699
End of period (including undistributed net investment income of $2,583,979 and undistributed net investment income of $1,146,349, respectively)	$ 1,013,187,584	$ 644,728,621

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.59	$ 13.57	$ 14.69	$ 13.83	$ 12.03	$ 11.62
Income from Investment Operations
Net investment income (loss) E	.04	.21	.22	.21	.15	.18
Net realized and unrealized gain (loss)	3.02	(5.44)	(.74)	1.16	1.84	.39
Total from investment operations	3.06	(5.23)	(.52)	1.37	1.99	.57
Distributions from net investment income	(.02)	(.20)	(.20)	(.18)	(.12)	(.16)
Distributions from net realized gain	-	(.56)	(.40)	(.33)	(.07)	-
Total distributions	(.02)	(.75) I	(.60)	(.51) H	(.19)	(.16)
Net asset value, end of period	$ 10.63	$ 7.59	$ 13.57	$ 14.69	$ 13.83	$ 12.03
Total Return B, C, D	40.35%	(40.42)%	(3.92)%	10.09%	16.65%	4.87%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	.79% A	2.02%	1.47%	1.48%	1.18%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 550,572	$ 342,357	$ 428,381	$ 263,733	$ 133,817	$ 51,718
Portfolio turnover rate	4% A	18%	9%	7%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.506 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share. I Total distributions of $.752 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.57	$ 13.54	$ 14.64	$ 13.79	$ 12.00	$ 11.60
Income from Investment Operations
Net investment income (loss) E	.02	.18	.18	.17	.12	.15
Net realized and unrealized gain (loss)	3.01	(5.43)	(.72)	1.16	1.83	.38
Total from investment operations	3.03	(5.25)	(.54)	1.33	1.95	.53
Distributions from net investment income	(.01)	(.17)	(.16)	(.15)	(.10)	(.13)
Distributions from net realized gain	-	(.56)	(.40)	(.33)	(.06)	-
Total distributions	(.01)	(.72) I	(.56)	(.48) H	(.16)	(.13)
Net asset value, end of period	$ 10.59	$ 7.57	$ 13.54	$ 14.64	$ 13.79	$ 12.00
Total Return B, C, D	40.12%	(40.61)%	(4.05)%	9.81%	16.35%	4.57%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	.54% A	1.77%	1.22%	1.23%	.93%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,366	$ 181,917	$ 238,675	$ 221,815	$ 136,679	$ 66,136
Portfolio turnover rate	4% A	18%	9%	7%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.475 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share. I Total distributions of $.723 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.52	$ 13.42	$ 14.53	$ 13.70	$ 11.94	$ 11.57
Income from Investment Operations
Net investment income (loss) E	- H	.13	.11	.10	.05	.09
Net realized and unrealized gain (loss)	2.99	(5.37)	(.73)	1.14	1.83	.38
Total from investment operations	2.99	(5.24)	(.62)	1.24	1.88	.47
Distributions from net investment income	- H	(.11)	(.10)	(.10)	(.06)	(.10)
Distributions from net realized gain	-	(.55)	(.39)	(.32)	(.06)	-
Total distributions	- H	(.66) J	(.49)	(.41) I	(.12)	(.10)
Net asset value, end of period	$ 10.51	$ 7.52	$ 13.42	$ 14.53	$ 13.70	$ 11.94
Total ReturnB, C, D	39.83%	(40.85)%	(4.59)%	9.25%	15.81%	4.04%
Ratios to Average Net AssetsF, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.04% A	1.28%	.72%	.73%	.43%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,527	$ 29,479	$ 50,827	$ 46,110	$ 32,658	$ 18,541
Portfolio turnover rate	4% A	18%	9%	7%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share. J Total distributions of $.662 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.51	$ 13.42	$ 14.52	$ 13.70	$ 11.94	$ 11.57
Income from Investment Operations
Net investment income (loss) E	- H	.13	.11	.10	.05	.09
Net realized and unrealized gain (loss)	2.99	(5.37)	(.72)	1.13	1.83	.38
Total from investment operations	2.99	(5.24)	(.61)	1.23	1.88	.47
Distributions from net investment income	- H	(.12)	(.10)	(.10)	(.06)	(.10)
Distributions from net realized gain	-	(.55)	(.39)	(.32)	(.06)	-
Total distributions	- H	(.67) J	(.49)	(.41) I	(.12)	(.10)
Net asset value, end of period	$ 10.50	$ 7.51	$ 13.42	$ 14.52	$ 13.70	$ 11.94
Total ReturnB, C, D	39.88%	(40.91)%	(4.54)%	9.17%	15.82%	4.04%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	.04% A	1.28%	.72%	.73%	.43%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,371	$ 34,036	$ 54,549	$ 54,022	$ 38,947	$ 21,792
Portfolio turnover rate	4% A	18%	9%	7%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share. J Total distributions of $.665 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.62	$ 13.62	$ 14.74	$ 13.87	$ 12.05	$ 11.63
Income from Investment Operations
Net investment income (loss) D	.05	.23	.25	.24	.18	.21
Net realized and unrealized gain (loss)	3.02	(5.45)	(.74)	1.17	1.85	.38
Total from investment operations	3.07	(5.22)	(.49)	1.41	2.03	.59
Distributions from net investment income	(.02)	(.22)	(.23)	(.21)	(.14)	(.17)
Distributions from net realized gain	-	(.56)	(.40)	(.33)	(.07)	-
Total distributions	(.02)	(.78) H	(.63)	(.54) G	(.21)	(.17)
Net asset value, end of period	$ 10.67	$ 7.62	$ 13.62	$ 14.74	$ 13.87	$ 12.05
Total Return B, C	40.40%	(40.24)%	(3.70)%	10.36%	16.99%	5.07%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.04% A	2.27%	1.72%	1.73%	1.43%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,352	$ 56,940	$ 46,457	$ 19,197	$ 7,227	$ 4,474
Portfolio turnover rate	4% A	18%	9%	7%	4%	3%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.535 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share. H Total distributions of $.779 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.9	7.9
Fidelity Advisor Equity Income Fund Institutional Class	9.0	10.5
Fidelity Advisor Growth & Income Fund Institutional Class	10.7	10.9
Fidelity Advisor Large Cap Fund Institutional Class	9.6	9.9
Fidelity Advisor Small Cap Fund Institutional Class	3.2	3.1
Fidelity Series 100 Index Fund	5.5	3.7
Fidelity Series All-Sector Equity Fund	13.6	14.0
Fidelity Series Large Cap Value Fund	6.0	4.5
Fidelity Series Small Cap Opportunities Fund	3.5	3.0
	68.0	67.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.4	8.1
Fidelity Advisor Overseas Fund Institutional Class	7.2	8.0
Fidelity Series Emerging Markets Fund	2.0	0.4
	16.6	16.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.5	10.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.8	0.9
Fidelity Advisor Total Bond Fund Institutional Class	1.1	1.0
Fidelity Series Investment Grade Bond Fund	3.0	3.1
Fidelity Advisor Government Income Fund Institutional Class	0.0	0.8
	4.9	5.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.0%
International Equity Funds	16.6%
High Yield Fixed-Income Funds	10.5%
Investment Grade Fixed-Income Funds	4.9%

Six months ago
Domestic Equity Funds	67.5%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	10.2%
Investment Grade Fixed-Income Funds	5.8%

Expected
Domestic Equity Funds	61.6%
Commodity Funds	4.0%
Developed International Equity Funds	17.3%
Emerging Markets Equity Funds	2.1%
Investment Grade Fixed-Income Funds	5.0%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value
Domestic Equity Funds - 68.0%
Fidelity Advisor Equity Growth Fund Institutional Class	340,787	$ 14,926,450
Fidelity Advisor Equity Income Fund Institutional Class	946,307	19,351,974
Fidelity Advisor Growth & Income Fund Institutional Class	1,578,352	22,901,894
Fidelity Advisor Large Cap Fund Institutional Class	1,345,440	20,558,328
Fidelity Advisor Small Cap Fund Institutional Class	310,096	6,819,012
Fidelity Series 100 Index Fund	1,531,541	11,746,920
Fidelity Series All-Sector Equity Fund	2,508,697	29,226,327
Fidelity Series Large Cap Value Fund	1,120,797	12,967,621
Fidelity Series Small Cap Opportunities Fund	980,345	7,558,459
TOTAL DOMESTIC EQUITY FUNDS		146,056,985
International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	1,082,210	15,930,135

	Shares	Value
Fidelity Advisor Overseas Fund Institutional Class	952,778	$ 15,616,023
Fidelity Series Emerging Markets Fund	254,601	4,228,919
TOTAL INTERNATIONAL EQUITY FUNDS		35,775,077
TOTAL EQUITY FUNDS (Cost $187,494,321)		181,832,062
Fixed-Income Funds - 15.4%

High Yield Fixed-Income Funds - 10.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,701,529	22,503,739
Investment Grade Fixed-Income Funds - 4.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	219,920	1,827,537
Fidelity Advisor Total Bond Fund Institutional Class	219,692	2,293,589
Fidelity Series Investment Grade Bond Fund	566,668	6,477,020
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		10,598,146
TOTAL FIXED-INCOME FUNDS (Cost $31,628,482)		33,101,885
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $219,122,803)		$ 214,933,947
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $7,999,140 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $219,122,803) - See accompanying schedule		$ 214,933,947
Cash		51
Receivable for investments sold		178,631
Receivable for fund shares sold		362,913
Other affiliated receivables		3,844
Total assets		215,479,386

Liabilities
Payable for investments purchased	$ 17,181
Payable for fund shares redeemed	524,354
Distribution fees payable	50,130
Total liabilities		591,665

Net Assets		$ 214,887,721
Net Assets consist of:
Paid in capital		$ 226,961,298
Undistributed net investment income		539,346
Accumulated undistributed net realized gain (loss) on investments		(8,424,067)
Net unrealized appreciation (depreciation) on investments		(4,188,856)
Net Assets		$ 214,887,721

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($150,789,282 ÷ 18,329,472 shares)		$ 8.23

Maximum offering price per share (100/94.25 of $8.23)		$ 8.73
Class T: Net Asset Value and redemption price per share ($33,453,673 ÷ 4,080,782 shares)		$ 8.20

Maximum offering price per share (100/96.50 of $8.20)		$ 8.50
Class B: Net Asset Value and offering price per share ($3,436,366 ÷ 420,539 shares)A		$ 8.17

Class C: Net Asset Value and offering price per share ($4,593,158 ÷ 562,317 shares)A		$ 8.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,615,242 ÷ 2,739,709 shares)		$ 8.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 835,001

Expenses
Distribution fees	$ 245,396
Independent trustees' compensation	266
Total expenses before reductions	245,662
Expense reductions	(266)	245,396
Net investment income (loss)		589,605
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		450,928
Change in net unrealized appreciation (depreciation) on underlying funds		53,033,750
Net gain (loss)		53,484,678
Net increase (decrease) in net assets resulting from operations		$ 54,074,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 589,605	$ 2,112,292
Net realized gain (loss)	450,928	(8,238,179)
Change in net unrealized appreciation (depreciation)	53,033,750	(47,910,180)
Net increase (decrease) in net assets resulting from operations	54,074,283	(54,036,067)
Distributions to shareholders from net investment income	(289,871)	(2,013,822)
Distributions to shareholders from net realized gain	-	(2,435,534)
Total distributions	(289,871)	(4,449,356)
Share transactions - net increase (decrease)	43,718,312	90,758,359
Total increase (decrease) in net assets	97,502,724	32,272,936

Net Assets
Beginning of period	117,384,997	85,112,061
End of period (including undistributed net investment income of $539,346 and undistributed net investment income of $239,612, respectively)	$ 214,887,721	$ 117,384,997

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.86	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.16	.16	.12
Net realized and unrealized gain (loss)	2.35	(4.29)	(.57)	1.06
Total from investment operations	2.38	(4.13)	(.41)	1.18
Distributions from net investment income	(.01)	(.14)	(.11)	(.08)
Distributions from net realized gain	-	(.26)	(.14)	(.05)
Total distributions	(.01)	(.40)	(.25) I	(.13)
Net asset value, end of period	$ 8.23	$ 5.86	$ 10.39	$ 11.05
Total Return B, C, D	40.74%	(40.93)%	(3.96)%	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25% A
Net investment income (loss)	.75% A	2.12%	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,789	$ 81,985	$ 61,721	$ 12,550
Portfolio turnover rate	4% A	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.248 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.14	.13	.09
Net realized and unrealized gain (loss)	2.35	(4.28)	(.57)	1.06
Total from investment operations	2.37	(4.14)	(.44)	1.15
Distributions from net investment income	(.01)	(.12)	(.09)	(.07)
Distributions from net realized gain	-	(.26)	(.14)	(.05)
Total distributions	(.01)	(.38)	(.23) I	(.12)
Net asset value, end of period	$ 8.20	$ 5.84	$ 10.36	$ 11.03
Total Return B, C, D	40.64%	(41.08)%	(4.23)%	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50% A
Net investment income (loss)	.50% A	1.87%	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,454	$ 18,065	$ 11,746	$ 3,339
Portfolio turnover rate	4% A	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.227 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.83	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.11	.08	.05
Net realized and unrealized gain (loss)	2.34	(4.27)K	(.57)	1.06
Total from investment operations	2.34	(4.16)	(.49)	1.11
Distributions from net investment income	- I	(.08)	(.06)	(.05)
Distributions from net realized gain	-	(.26)	(.13)	(.05)
Total distributions	- I	(.34)	(.19) J	(.10)
Net asset value, end of period	$ 8.17	$ 5.83K	$ 10.33	$ 11.01
Total ReturnB, C, D	40.20%	(41.39)%K	(4.65)%	11.09%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	.00% A	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,436	$ 2,231	$ 2,476	$ 776
Portfolio turnover rate	4% A	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share. K Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an increase to the net asset value of $0.01 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The total return increased from (41.49%) to (41.39%).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.82	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.11	.08	.05
Net realized and unrealized gain (loss)	2.35	(4.27) K	(.58)	1.06
Total from investment operations	2.35	(4.16)	(.50)	1.11
Distributions from net investment income	- I	(.08)	(.06)	(.05)
Distributions from net realized gain	-	(.26)	(.13)	(.05)
Total distributions	- I	(.34)	(.19) J	(.10)
Net asset value, end of period	$ 8.17	$ 5.82 K	$ 10.32	$ 11.01
Total ReturnB, C, D	40.46%	(41.39)% K	(4.74)%	11.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00% A
Net investment income (loss)	.00% A	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,593	$ 3,027	$ 2,539	$ 770
Portfolio turnover rate	4% A	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share. K Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in a decrease to the net asset value of $0.03 per share with a corresponding decrease to net realized and unrealized gain (loss) per share. The total return decreased from (41.08%) to (41.39%).

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 5.87	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.18	.19	.14
Net realized and unrealized gain (loss)	2.36	(4.30)	(.59)	1.06
Total from investment operations	2.40	(4.12)	(.40)	1.20
Distributions from net investment income	(.02)	(.16)	(.13)	(.08)
Distributions from net realized gain	-	(.26)	(.14)	(.05)
Total distributions	(.02)	(.42)	(.26) H	(.13)
Net asset value, end of period	$ 8.25	$ 5.87	$ 10.41	$ 11.07
Total Return B, C	40.90%	(40.81)%	(3.82)%	12.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	1.00% A	2.37%	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,615	$ 12,078	$ 6,631	$ 629
Portfolio turnover rate	4% A	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.264 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.2	8.0
Fidelity Advisor Equity Income Fund Institutional Class	8.4	10.2
Fidelity Advisor Growth & Income Fund Institutional Class	10.9	11.3
Fidelity Advisor Large Cap Fund Institutional Class	10.0	10.3
Fidelity Advisor Small Cap Fund Institutional Class	3.2	3.2
Fidelity Series 100 Index Fund	5.4	3.1
Fidelity Series All-Sector Equity Fund	14.0	14.7
Fidelity Series Large Cap Value Fund	6.3	5.3
Fidelity Series Small Cap Opportunities Fund	3.8	3.1
	69.2	69.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.7	9.4
Fidelity Advisor Overseas Fund Institutional Class	8.5	9.3
Fidelity Series Emerging Markets Fund	2.2	0.5
	19.4	19.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.9	10.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.1
Fidelity Series Investment Grade Bond Fund	0.3	0.4
Fidelity Advisor Government Income Fund Institutional Class	0.0	0.1
	0.5	0.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.2%
International Equity Funds	19.4%
High Yield Fixed-Income Funds	10.9%
Investment Grade Fixed-Income Funds	0.5%

Six months ago
Domestic Equity Funds	69.2%
International Equity Funds	19.2%
High Yield Fixed-Income Funds	10.9%
Investment Grade Fixed-Income Funds	0.7%

Expected
Domestic Equity Funds	63.6%
Commodity Funds	4.2%
Developed International Equity Funds	19.4%
Emerging Markets Equity Funds	2.3%
Investment Grade Fixed-Income Funds	0.5%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.6%
	Shares	Value
Domestic Equity Funds - 69.2%
Fidelity Advisor Equity Growth Fund Institutional Class	297,566	$ 13,033,393
Fidelity Advisor Equity Income Fund Institutional Class	747,014	15,276,430
Fidelity Advisor Growth & Income Fund Institutional Class	1,363,445	19,783,586
Fidelity Advisor Large Cap Fund Institutional Class	1,187,930	18,151,574
Fidelity Advisor Small Cap Fund Institutional Class	267,645	5,885,508
Fidelity Series 100 Index Fund	1,273,879	9,770,649
Fidelity Series All-Sector Equity Fund	2,188,892	25,500,585
Fidelity Series Large Cap Value Fund	994,792	11,509,739
Fidelity Series Small Cap Opportunities Fund	884,398	6,818,712
TOTAL DOMESTIC EQUITY FUNDS		125,730,176
International Equity Funds - 19.4%
Fidelity Advisor Diversified International Fund Institutional Class	1,076,819	15,850,776

	Shares	Value
Fidelity Advisor Overseas Fund Institutional Class	945,347	$ 15,494,230
Fidelity Series Emerging Markets Fund	240,409	3,993,193
TOTAL INTERNATIONAL EQUITY FUNDS		35,338,199
TOTAL EQUITY FUNDS (Cost $169,442,552)		161,068,375
Fixed-Income Funds - 11.4%

High Yield Fixed-Income Funds - 10.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,370,224	19,743,963
Investment Grade Fixed-Income Funds - 0.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	17,443	144,950
Fidelity Advisor Total Bond Fund Institutional Class	15,170	158,371
Fidelity Series Investment Grade Bond Fund	57,774	660,360
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		963,681
TOTAL FIXED-INCOME FUNDS (Cost $19,732,380)		20,707,644
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $189,174,932)		$ 181,776,019
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $7,984,790 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $189,174,932) - See accompanying schedule		$ 181,776,019
Cash		66
Receivable for investments sold		163,717
Receivable for fund shares sold		352,522
Total assets		182,292,324

Liabilities
Payable for investments purchased	$ 5,013
Payable for fund shares redeemed	511,223
Distribution fees payable	46,804
Total liabilities		563,040

Net Assets		$ 181,729,284
Net Assets consist of:
Paid in capital		$ 197,349,820
Undistributed net investment income		349,048
Accumulated undistributed net realized gain (loss) on investments		(8,570,671)
Net unrealized appreciation (depreciation) on investments		(7,398,913)
Net Assets		$ 181,729,284

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($103,334,546 ÷ 12,808,594 shares)		$ 8.07

Maximum offering price per share (100/94.25 of $8.07)		$ 8.56
Class T: Net Asset Value and redemption price per share ($37,470,276 ÷ 4,657,408 shares)		$ 8.05

Maximum offering price per share (100/96.50 of $8.05)		$ 8.34
Class B: Net Asset Value and offering price per share ($4,935,390 ÷ 616,718 shares)A		$ 8.00

Class C: Net Asset Value and offering price per share ($8,396,927 ÷ 1,048,114 shares)A		$ 8.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,592,145 ÷ 3,407,001 shares)		$ 8.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 610,739

Expenses
Distribution fees	$ 231,677
Independent trustees' compensation	230
Total expenses before reductions	231,907
Expense reductions	(230)	231,677
Net investment income (loss)		379,062
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		531,940
Change in net unrealized appreciation (depreciation) on underlying funds		47,296,537
Net gain (loss)		47,828,477
Net increase (decrease) in net assets resulting from operations		$ 48,207,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 379,062	$ 1,838,987
Net realized gain (loss)	531,940	(8,423,554)
Change in net unrealized appreciation (depreciation)	47,296,537	(44,545,249)
Net increase (decrease) in net assets resulting from operations	48,207,539	(51,129,816)
Distributions to shareholders from net investment income	(172,637)	(1,739,953)
Distributions to shareholders from net realized gain	-	(2,746,301)
Total distributions	(172,637)	(4,486,254)
Share transactions - net increase (decrease)	31,393,544	71,843,683
Total increase (decrease) in net assets	79,428,446	16,227,613

Net Assets
Beginning of period	102,300,838	86,073,225
End of period (including undistributed net investment income of $349,048 and undistributed net investment income of $142,623, respectively)	$ 181,729,284	$ 102,300,838

Financial Highlights - Class A

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.67	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.16	.16	.13
Net realized and unrealized gain (loss)	2.39	(4.39) J	(.60)	1.06
Total from investment operations	2.41	(4.23)	(.44)	1.19
Distributions from net investment income	(.01)	(.13)	(.11)	(.09)
Distributions from net realized gain	-	(.30)	(.17)	(.06)
Total distributions	(.01)	(.42) I	(.28)	(.15)
Net asset value, end of period	$ 8.07	$ 5.67 J	$ 10.32	$ 11.04
Total Return B, C, D	42.55%	(42.30)% J	(4.27)%	11.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%A	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%A
Net investment income (loss)	.60%A	2.04%	1.39%	1.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,335	$ 57,591	$ 55,250	$ 12,907
Portfolio turnover rate	3%A	16%	25%	4%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.422 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share. J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an increase to the net asset value of $0.01 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The total return increased from (42.40%) to (42.30%).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.66	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.14	.13	.11
Net realized and unrealized gain (loss)	2.39	(4.37)	(.59)	1.05
Total from investment operations	2.40	(4.23)	(.46)	1.16
Distributions from net investment income	(.01)	(.11)	(.09)	(.08)
Distributions from net realized gain	-	(.30)	(.17)	(.06)
Total distributions	(.01)	(.41)I	(.26)	(.14)
Net asset value, end of period	$ 8.05	$ 5.66	$ 10.30	$ 11.02
Total ReturnB, C, D	42.38%	(42.41)%	(4.45)%	11.64%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%A	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%A
Net investment income (loss)	.35%A	1.79%	1.14%	1.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,470	$ 21,186	$ 15,147	$ 3,520
Portfolio turnover rate	3%A	16%	25%	4%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.407 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.64	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.10	.07	.06
Net realized and unrealized gain (loss)	2.37	(4.35) J	(.59)	1.07
Total from investment operations	2.36	(4.25)	(.52)	1.13
Distributions from net investment income	-	(.08)	(.06)	(.07)
Distributions from net realized gain	-	(.29)	(.16)	(.06)
Total distributions	-	(.37)I	(.22)	(.13)
Net asset value, end of period	$ 8.00	$ 5.64 J	$ 10.26	$ 11.00
Total ReturnB, C, D	41.84%	(42.71)% J	(4.93)%	11.31%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	(.15)%A	1.29%	.64%	.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,935	$ 3,078	$ 3,414	$ 1,177
Portfolio turnover rate	3%A	16%	25%	4%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.368 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share. J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an increase to the net asset value of $0.01 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The total return increased from (42.81%) to (42.71%).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.63	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.10	.07	.06
Net realized and unrealized gain (loss)	2.39	(4.35) J	(.59)	1.06
Total from investment operations	2.38	(4.25)	(.52)	1.12
Distributions from net investment income	-	(.08)	(.07)	(.06)
Distributions from net realized gain	-	(.29)	(.16)	(.06)
Total distributions	-	(.37)I	(.23)	(.12)
Net asset value, end of period	$ 8.01	$ 5.63 J	$ 10.25	$ 11.00
Total ReturnB, C, D	42.27%	(42.74)% J	(4.99)%	11.25%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%A
Net investment income (loss)	(.15)%A	1.29%	.64%	.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,397	$ 5,436	$ 5,380	$ 1,507
Portfolio turnover rate	3%A	16%	25%	4%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.370 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share. J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in a decrease to the net asset value of $0.06 per share with a corresponding decrease to net realized and unrealized gain (loss) per share. The total return decreased from (42.13%) to (42.74%).

Financial Highlights - Institutional Class

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007F

Selected Per-Share Data
Net asset value, beginning of period	$ 5.68	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.03	.17	.18	.15
Net realized and unrealized gain (loss)	2.40	(4.40) I	(.59)	1.06
Total from investment operations	2.43	(4.23)	(.41)	1.21
Distributions from net investment income	(.01)	(.15)	(.13)	(.09)
Distributions from net realized gain	-	(.30)	(.17)	(.06)
Total distributions	(.01)	(.44)H	(.30)	(.15)
Net asset value, end of period	$ 8.10	$ 5.68 I	$ 10.35	$ 11.06
Total ReturnB, C	42.89%	(42.22)% I	(4.02)%	12.16%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00%A	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%A
Expense net of all reductions	.00%A	.00%	.00%	.00%A
Net investment income (loss)	.85%A	2.29%	1.64%	1.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,592	$ 15,010	$ 6,882	$ 982
Portfolio turnover rate	3%A	16%	25%	4%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.441 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share. I Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in a decrease to the net asset value of $0.02 per share with a corresponding decrease to net realized and unrealized gain (loss) per share. The total return decreased from (42.01%) to (42.22%).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of September 30, 2009, for each Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 207,334,577	$ 6,813,484	$ (11,117,950)	$ (4,304,466)
Advisor Freedom 2005	185,144,547	6,945,726	(19,025,437)	(12,079,711)
Advisor Freedom 2010	849,046,389	33,198,029	(88,119,961)	(54,921,932)
Advisor Freedom 2015	1,186,425,684	51,909,752	(129,239,108)	(77,329,356)
Advisor Freedom 2020	1,968,619,846	97,548,362	(235,204,432)	(137,656,070)
Advisor Freedom 2025	1,292,460,708	79,774,256	(171,352,023)	(91,577,767)
Advisor Freedom 2030	1,545,909,684	91,383,979	(219,718,308)	(128,334,329)
Advisor Freedom 2035	840,749,853	57,450,787	(124,197,327)	(66,746,540)
Advisor Freedom 2040	1,109,351,989	67,450,890	(163,317,648)	(95,866,758)
Advisor Freedom 2045	220,072,644	22,441,668	(27,580,365)	(5,138,697)
Advisor Freedom 2050	190,495,478	18,070,745	(26,790,204)	(8,719,459)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	39,641,400	23,211,350
Advisor Freedom 2005	38,442,840	19,185,497
Advisor Freedom 2010	143,912,209	116,627,519
Advisor Freedom 2015	205,883,894	120,786,720
Advisor Freedom 2020	289,528,540	129,990,258
Advisor Freedom 2025	177,204,028	44,731,415
Advisor Freedom 2030	179,001,402	47,324,808
Advisor Freedom 2035	116,315,074	14,020,640
Advisor Freedom 2040	116,456,399	18,733,194
Advisor Freedom 2045	47,121,577	3,084,270
Advisor Freedom 2050	34,089,510	2,468,536

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 135,947	$ 15,979
Class T	.25%	.25%	117,952	265
Class B	.75%	.25%	22,820	17,126
Class C	.75%	.25%	62,194	11,210
			$ 338,913	$ 44,580
Advisor Freedom 2005
Class A	0%	.25%	$ 134,687	$ 35,564
Class T	.25%	.25%	43,889	537
Class B	.75%	.25%	15,041	11,289
Class C	.75%	.25%	38,846	3,633
			$ 232,463	$ 51,023
Advisor Freedom 2010
Class A	0%	.25%	$ 502,127	$ 117,721
Class T	.25%	.25%	466,194	-
Class B	.75%	.25%	110,577	82,980
Class C	.75%	.25%	215,047	22,322
			$ 1,293,945	$ 223,023
Advisor Freedom 2015
Class A	0%	.25%	$ 729,765	$ 137,830
Class T	.25%	.25%	484,434	-
Class B	.75%	.25%	158,180	118,722
Class C	.75%	.25%	275,559	31,899
			$ 1,647,938	$ 288,451
Advisor Freedom 2020
Class A	0%	.25%	$ 1,075,035	$ 192,530
Class T	.25%	.25%	1,049,904	-
Class B	.75%	.25%	310,930	233,389
Class C	.75%	.25%	377,787	46,219
			$ 2,813,656	$ 472,138
Advisor Freedom 2025
Class A	0%	.25%	$ 825,220	$ 171,301
Class T	.25%	.25%	442,755	-
Class B	.75%	.25%	164,226	123,272
Class C	.75%	.25%	195,149	28,823
			$ 1,627,350	$ 323,396
Advisor Freedom 2030
Class A	0%	.25%	$ 857,282	$ 147,733
Class T	.25%	.25%	749,577	-
Class B	.75%	.25%	215,259	161,607
Class C	.75%	.25%	253,307	36,496
			$ 2,075,425	$ 345,836

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Advisor Freedom 2035
Class A	0%	.25%	$ 526,852	$ 105,123
Class T	.25%	.25%	262,973	-
Class B	.75%	.25%	110,110	82,664
Class C	.75%	.25%	111,696	20,049
			$ 1,011,631	$ 207,836
Advisor Freedom 2040
Class A	0%	.25%	$ 567,726	$ 69,086
Class T	.25%	.25%	585,487	-
Class B	.75%	.25%	179,201	134,540
Class C	.75%	.25%	210,588	30,368
			$ 1,543,002	$ 233,994
Advisor Freedom 2045
Class A	0%	.25%	$ 145,965	$ 32,395
Class T	.25%	.25%	65,412	-
Class B	.75%	.25%	14,561	10,935
Class C	.75%	.25%	19,458	4,764
			$ 245,396	$ 48,094
Advisor Freedom 2050
Class A	0%	.25%	$ 101,760	$ 11,180
Class T	.25%	.25%	73,899	79
Class B	.75%	.25%	20,359	15,290
Class C	.75%	.25%	35,659	11,060
			$ 231,677	$ 37,609

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 8,994
Class T	1,068
Class B*	9,680
Class C*	828
$ 20,570
Advisor Freedom 2005
Class A	$ 2,683
Class T	228
Class B*	3,225
Class C*	287
$ 6,423
Advisor Freedom 2010
Class A	$ 22,547
Class T	5,058
Class B*	26,217
Class C*	1,192
$ 55,014

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Advisor Freedom 2015
Class A	$ 27,238
Class T	7,245
Class B*	38,406
Class C*	3,328
$ 76,217
Advisor Freedom 2020
Class A	$ 47,364
Class T	12,245
Class B*	73,255
Class C*	4,860
$ 137,724
Advisor Freedom 2025
Class A	$ 35,034
Class T	9,951
Class B*	49,480
Class C*	2,319
$ 96,784
Advisor Freedom 2030
Class A	$ 37,378
Class T	11,392
Class B*	52,628
Class C*	4,264
$ 105,662
Advisor Freedom 2035
Class A	$ 31,866
Class T	6,653
Class B*	28,901
Class C*	1,894
$ 69,314
Advisor Freedom 2040
Class A	$ 38,920
Class T	11,121
Class B*	43,467
Class C*	2,875
$ 96,383
Advisor Freedom 2045
Class A	$ 10,663
Class T	2,229
Class B*	5,432
Class C*	714
$ 19,038
Advisor Freedom 2050
Class A	$ 10,508
Class T	2,756
Class B*	5,136
Class C*	723
$ 19,123

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Advisor Freedom Income
Class A	.25%	$ 186
Class T	.50%	80
Class B	1.00%	8
Class C	1.00%	21
Institutional Class	.00%	18
Advisor Freedom 2005
Class A	.25%	182
Class T	.50%	30
Class B	1.00%	5
Class C	1.00%	13
Institutional Class	.00%	18
Advisor Freedom 2010
Class A	.25%	686
Class T	.50%	318
Class B	1.00%	38
Class C	1.00%	74
Institutional Class	.00%	89
Advisor Freedom 2015
Class A	.25%	986
Class T	.50%	327
Class B	1.00%	53
Class C	1.00%	93
Institutional Class	.00%	160
Advisor Freedom 2020
Class A	.25%	1,443
Class T	.50%	704
Class B	1.00%	104
Class C	1.00%	127
Institutional Class	.00	223
Advisor Freedom 2025
Class A	.25%	1,094
Class T	.50%	294
Class B	1.00%	55
Class C	1.00%	65
Institutional Class	.00%	149
Advisor Freedom 2030
Class A	.25%	1,140
Class T	.50%	498
Class B	1.00%	72
Class C	1.00%	84
Institutional Class	.00%	178

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 692
Class T	.50%	173
Class B	1.00%	36
Class C	1.00%	37
Institutional Class	.00%	94
Advisor Freedom 2040
Class A	.25%	752
Class T	.50%	388
Class B	1.00%	59
Class C	1.00%	70
Institutional Class	.00%	127
Advisor Freedom 2045
Class A	.25%	185
Class T	.50%	42
Class B	1.00%	5
Class C	1.00%	6
Institutional Class	.00%	28
Advisor Freedom 2050
Class A	.25%	131
Class T	.50%	47
Class B	1.00%	7
Class C	1.00%	11
Institutional Class	.00%	34

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom Income
From net investment income
Class A	$ 1,152,615	$ 2,990,969
Class T	446,702	1,242,739
Class B	31,432	118,298
Class C	82,623	295,522
Institutional Class	127,479	304,252
Total	$ 1,840,851	$ 4,951,780
From net realized gain
Class A	$ -	$ 1,103,465
Class T	-	501,951
Class B	-	58,786
Class C	-	143,588
Institutional Class	-	102,215
Total	$ -	$ 1,910,005

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2005
From net investment income
Class A	$ 381,844	$ 2,875,262
Class T	54,440	435,635
Class B	5,596	67,624
Class C	15,125	160,605
Institutional Class	43,659	324,455
Total	$ 500,664	$ 3,863,581
From net realized gain
Class A	$ -	$ 2,130,306
Class T	-	423,340
Class B	-	84,230
Class C	-	214,103
Institutional Class	-	207,885
Total	$ -	$ 3,059,864
Advisor Freedom 2010
From net investment income
Class A	$ 1,471,469	$ 10,947,222
Class T	590,106	5,111,081
Class B	43,194	504,030
Class C	92,529	905,547
Institutional Class	212,061	1,477,806
Total	$ 2,409,359	$ 18,945,686
From net realized gain
Class A	$ -	$ 10,198,551
Class T	-	5,679,097
Class B	-	862,119
Class C	-	1,488,953
Institutional Class	-	1,190,826
Total	$ -	$ 19,419,546
Advisor Freedom 2015
From net investment income
Class A	$ 1,993,754	$ 14,240,612
Class T	579,379	4,518,598
Class B	58,611	620,340
Class C	106,881	1,044,267
Institutional Class	378,561	2,519,733
Total	$ 3,117,186	$ 22,943,550
From net realized gain
Class A	$ -	$ 15,189,802
Class T	-	5,848,859
Class B	-	1,211,160
Class C	-	1,851,735
Institutional Class	-	2,144,292
Total	$ -	$ 26,245,848

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2020
From net investment income
Class A	$ 2,370,944	$ 19,215,664
Class T	959,353	9,183,010
Class B	79,109	1,086,901
Class C	96,916	1,261,267
Institutional Class	430,791	3,144,021
Total	$ 3,937,113	$ 33,890,863
From net realized gain
Class A	$ -	$ 28,711,282
Class T	-	15,997,485
Class B	-	3,039,923
Class C	-	3,299,753
Institutional Class	-	3,413,264
Total	$ -	$ 54,461,707
Advisor Freedom 2025
From net investment income
Class A	$ 1,691,164	$ 13,299,070
Class T	382,381	3,310,848
Class B	36,892	505,085
Class C	47,658	558,066
Institutional Class	268,115	1,956,756
Total	$ 2,426,210	$ 19,629,825
From net realized gain
Class A	$ -	$ 19,217,652
Class T	-	5,918,387
Class B	-	1,447,951
Class C	-	1,386,204
Institutional Class	-	2,048,202
Total	$ -	$ 30,018,396
Advisor Freedom 2030
From net investment income
Class A	$ 992,882	$ 12,523,897
Class T	314,024	5,041,844
Class B	-	523,790
Class C	-	595,367
Institutional Class	209,902	2,087,935
Total	$ 1,516,808	$ 20,772,833
From net realized gain
Class A	$ 354,598	$ 24,763,231
Class T	157,045	11,555,431
Class B	18,712	2,319,770
Class C	27,083	2,296,059
Institutional Class	55,237	2,829,958
Total	$ 612,675	$ 43,764,449

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2035
From net investment income
Class A	$ 779,408	$ 6,685,226
Class T	141,186	1,578,824
Class B	7,632	253,655
Class C	10,143	241,140
Institutional Class	132,321	1,000,816
Total	$ 1,070,690	$ 9,759,661
From net realized gain
Class A	$ -	$ 12,449,964
Class T	-	3,685,700
Class B	-	1,024,129
Class C	-	863,970
Institutional Class	-	1,315,321
Total	$ -	$ 19,339,084
Advisor Freedom 2040
From net investment income
Class A	$ 840,904	$ 7,793,389
Class T	343,999	3,588,898
Class B	15,660	436,286
Class C	18,285	515,663
Institutional Class	181,049	1,332,872
Total	$ 1,399,897	$ 13,667,108
From net realized gain
Class A	$ -	$ 18,027,783
Class T	-	9,963,489
Class B	-	2,093,643
Class C	-	2,284,827
Institutional Class	-	2,009,383
Total	$ -	$ 34,379,125
Advisor Freedom 2045
From net investment income
Class A	$ 210,777	$ 1,453,387
Class T	37,230	279,952
Class B	824	27,920
Class C	2,119	33,745
Institutional Class	38,921	218,818
Total	$ 289,871	$ 2,013,822
From net realized gain
Class A	$ -	$ 1,746,634
Class T	-	344,367
Class B	-	73,453
Class C	-	73,894
Institutional Class	-	197,186
Total	$ -	$ 2,435,534

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2050
From net investment income
Class A	$ 108,306	$ 1,030,278
Class T	27,624	319,811
Class B	-	38,529
Class C	-	62,649
Institutional Class	36,707	288,686
Total	$ 172,637	$ 1,739,953
From net realized gain
Class A	$ -	$ 1,711,927
Class T	-	515,363
Class B	-	110,348
Class C	-	167,930
Institutional Class	-	240,733
Total	$ -	$ 2,746,301

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2009	Year ended March 31, 2009	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom Income
Class A
Shares sold	2,488,982	6,982,465	$ 23,624,633	$ 67,700,366
Reinvestment of distributions	120,490	424,486	1,134,349	4,014,480
Shares redeemed	(1,260,380)	(5,026,311)	(12,024,821)	(47,294,795)
Net increase (decrease)	1,349,092	2,380,640	$ 12,734,161	$ 24,420,051
Class T
Shares sold	985,298	2,860,068	$ 9,328,670	$ 27,200,706
Reinvestment of distributions	45,836	178,640	430,961	1,693,207
Shares redeemed	(968,084)	(2,445,970)	(9,230,046)	(23,290,929)
Net increase (decrease)	63,050	592,738	$ 529,585	$ 5,602,984
Class B
Shares sold	61,353	157,222	$ 583,740	$ 1,476,911
Reinvestment of distributions	3,125	17,174	29,338	162,898
Shares redeemed	(68,985)	(214,129)	(648,990)	(1,990,988)
Net increase (decrease)	(4,507)	(39,733)	$ (35,912)	$ (351,179)
Class C
Shares sold	142,605	508,802	$ 1,350,831	$ 4,852,317
Reinvestment of distributions	7,517	39,179	70,621	372,190
Shares redeemed	(138,968)	(655,537)	(1,321,599)	(6,321,803)
Net increase (decrease)	11,154	(107,556)	$ 99,853	$ (1,097,296)
Institutional Class
Shares sold	473,287	766,168	$ 4,527,206	$ 7,275,963
Reinvestment of distributions	13,342	42,274	126,076	402,268
Shares redeemed	(160,729)	(712,207)	(1,538,734)	(6,686,370)
Net increase (decrease)	325,900	96,235	$ 3,114,548	$ 991,861

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2009	Year ended March 31, 2009	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2005
Class A
Shares sold	2,777,691	7,824,991	$ 25,631,884	$ 76,183,885
Reinvestment of distributions	43,214	527,603	378,984	4,959,217
Shares redeemed	(1,579,657)	(6,052,431)	(14,661,489)	(57,057,843)
Net increase (decrease)	1,241,248	2,300,163	$ 11,349,379	$ 24,085,259
Class T
Shares sold	611,977	1,107,674	$ 5,644,406	$ 10,689,045
Reinvestment of distributions	5,938	83,844	52,132	807,051
Shares redeemed	(424,655)	(1,238,205)	(3,949,443)	(11,959,868)
Net increase (decrease)	193,260	(46,687)	$ 1,747,095	$ (463,772)
Class B
Shares sold	35,890	93,691	$ 344,300	$ 943,061
Reinvestment of distributions	590	14,275	5,178	138,494
Shares redeemed	(40,418)	(157,750)	(373,865)	(1,505,391)
Net increase (decrease)	(3,938)	(49,784)	$ (24,387)	$ (423,836)
Class C
Shares sold	178,635	332,577	$ 1,709,112	$ 3,214,674
Reinvestment of distributions	1,581	34,394	13,833	335,809
Shares redeemed	(151,662)	(504,271)	(1,434,974)	(4,858,459)
Net increase (decrease)	28,554	(137,300)	$ 287,971	$ (1,307,976)
Institutional Class
Shares sold	652,608	679,881	$ 6,527,124	$ 6,849,983
Reinvestment of distributions	4,956	56,512	43,659	527,550
Shares redeemed	(147,185)	(434,113)	(1,352,602)	(4,200,339)
Net increase (decrease)	510,379	302,280	$ 5,218,181	$ 3,177,194
Advisor Freedom 2010
Class A
Shares sold	8,197,452	27,644,971	$ 77,359,383	$ 279,300,486
Reinvestment of distributions	163,048	2,137,557	1,454,384	20,813,308
Shares redeemed	(6,375,730)	(20,377,432)	(60,117,424)	(193,937,215)
Net increase (decrease)	1,984,770	9,405,096	$ 18,696,343	$ 106,176,579
Class T
Shares sold	3,362,597	10,512,535	$ 31,597,946	$ 100,864,998
Reinvestment of distributions	65,124	1,078,073	578,950	10,623,798
Shares redeemed	(3,850,583)	(9,978,388)	(36,051,166)	(95,483,371)
Net increase (decrease)	(422,862)	1,612,220	$ (3,874,270)	$ 16,005,425
Class B
Shares sold	76,106	360,739	$ 718,763	$ 3,611,530
Reinvestment of distributions	4,500	121,076	39,956	1,229,138
Shares redeemed	(264,899)	(951,618)	(2,503,433)	(8,905,172)
Net increase (decrease)	(184,293)	(469,803)	$ (1,744,714)	$ (4,064,504)
Class C
Shares sold	470,941	1,451,192	$ 4,396,013	$ 14,356,301
Reinvestment of distributions	9,266	207,922	82,006	2,096,514
Shares redeemed	(580,809)	(2,043,613)	(5,487,956)	(19,263,851)
Net increase (decrease)	(100,602)	(384,499)	$ (1,009,937)	$ (2,811,036)
Institutional Class
Shares sold	1,969,209	3,808,131	$ 19,228,894	$ 39,641,688
Reinvestment of distributions	23,357	267,634	209,046	2,583,482
Shares redeemed	(745,027)	(2,374,575)	(7,108,356)	(22,636,136)
Net increase (decrease)	1,247,539	1,701,190	$ 12,329,584	$ 19,589,034

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2009	Year ended March 31, 2009	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2015
Class A
Shares sold	13,752,701	33,660,949	$ 129,131,650	$ 332,436,308
Reinvestment of distributions	224,209	2,969,139	1,970,799	29,046,026
Shares redeemed	(7,346,434)	(21,015,336)	(68,605,108)	(201,059,105)
Net increase (decrease)	6,630,476	15,614,752	$ 62,497,341	$ 160,423,229
Class T
Shares sold	3,945,308	9,552,536	$ 36,350,533	$ 93,377,388
Reinvestment of distributions	63,718	1,015,718	559,443	10,080,764
Shares redeemed	(3,441,300)	(7,598,715)	(32,300,858)	(71,596,533)
Net increase (decrease)	567,726	2,969,539	$ 4,609,118	$ 31,861,619
Class B
Shares sold	225,318	681,198	$ 2,077,929	$ 6,933,950
Reinvestment of distributions	6,290	168,864	55,173	1,718,215
Shares redeemed	(321,586)	(1,095,174)	(2,958,285)	(10,356,068)
Net increase (decrease)	(89,978)	(245,112)	$ (825,183)	$ (1,703,903)
Class C
Shares sold	632,728	1,862,954	$ 5,769,878	$ 18,285,509
Reinvestment of distributions	11,126	257,190	97,354	2,586,187
Shares redeemed	(630,297)	(1,826,626)	(5,876,059)	(17,084,660)
Net increase (decrease)	13,557	293,518	$ (8,827)	$ 3,787,036
Institutional Class
Shares sold	2,425,645	6,396,847	$ 23,502,131	$ 66,855,852
Reinvestment of distributions	42,608	480,395	376,656	4,619,510
Shares redeemed	(976,960)	(3,018,599)	(9,154,480)	(28,959,207)
Net increase (decrease)	1,491,293	3,858,643	$ 14,724,307	$ 42,516,155
Advisor Freedom 2020
Class A
Shares sold	20,810,124	42,768,917	$ 198,010,341	$ 438,011,578
Reinvestment of distributions	265,700	4,520,276	2,348,734	47,381,140
Shares redeemed	(9,909,932)	(26,063,863)	(94,753,992)	(259,723,487)
Net increase (decrease)	11,165,892	21,225,330	$ 105,605,083	$ 225,669,231
Class T
Shares sold	7,479,919	18,886,061	$ 70,261,007	$ 186,399,308
Reinvestment of distributions	107,081	2,337,116	945,521	24,805,802
Shares redeemed	(5,607,400)	(14,070,253)	(52,832,341)	(140,504,124)
Net increase (decrease)	1,979,600	7,152,924	$ 18,374,187	$ 70,700,986
Class B
Shares sold	380,158	1,103,375	$ 3,520,150	$ 11,809,274
Reinvestment of distributions	8,611	360,923	75,904	3,962,480
Shares redeemed	(543,807)	(1,839,222)	(5,117,556)	(18,050,005)
Net increase (decrease)	(155,038)	(374,924)	$ (1,521,502)	$ (2,278,251)
Class C
Shares sold	1,046,772	2,884,143	$ 9,865,594	$ 29,790,918
Reinvestment of distributions	9,890	361,443	87,035	3,933,566
Shares redeemed	(840,787)	(2,865,470)	(7,924,826)	(27,955,288)
Net increase (decrease)	215,875	380,116	$ 2,027,803	$ 5,769,196
Institutional Class
Shares sold	4,114,389	8,703,199	$ 41,042,322	$ 92,686,776
Reinvestment of distributions	47,644	630,394	423,076	6,383,899
Shares redeemed	(1,274,302)	(2,981,000)	(12,182,819)	(29,805,650)
Net increase (decrease)	2,887,731	6,352,593	$ 29,282,579	$ 69,265,025

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2009	Year ended March 31, 2009	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2025
Class A
Shares sold	17,880,660	36,598,209	$ 162,540,298	$ 351,257,221
Reinvestment of distributions	200,584	3,228,324	1,678,892	32,255,912
Shares redeemed	(7,391,343)	(17,140,862)	(66,907,633)	(160,248,668)
Net increase (decrease)	10,689,901	22,685,671	$ 97,311,557	$ 223,264,465
Class T
Shares sold	4,496,930	9,116,017	$ 40,555,455	$ 86,676,520
Reinvestment of distributions	44,427	882,777	372,746	9,017,264
Shares redeemed	(2,641,942)	(5,644,264)	(24,171,864)	(53,391,522)
Net increase (decrease)	1,899,415	4,354,530	$ 16,756,337	$ 42,302,262
Class B
Shares sold	326,459	743,353	$ 2,855,347	$ 7,578,046
Reinvestment of distributions	4,245	179,009	35,389	1,884,532
Shares redeemed	(322,108)	(812,754)	(2,865,644)	(7,458,928)
Net increase (decrease)	8,596	109,608	$ 25,092	$ 2,003,650
Class C
Shares sold	701,426	1,719,703	$ 6,248,213	$ 16,055,880
Reinvestment of distributions	5,391	173,569	44,850	1,792,762
Shares redeemed	(497,785)	(960,545)	(4,459,415)	(8,431,223)
Net increase (decrease)	209,032	932,727	$ 1,833,648	$ 9,417,419
Institutional Class
Shares sold	2,091,906	7,043,431	$ 19,153,991	$ 74,326,650
Reinvestment of distributions	31,800	412,243	267,439	3,981,166
Shares redeemed	(678,923)	(2,496,321)	(6,193,486)	(24,805,293)
Net increase (decrease)	1,444,783	4,959,353	$ 13,227,944	$ 53,502,523
Advisor Freedom 2030
Class A
Shares sold	17,182,562	36,571,859	$ 160,562,454	$ 369,068,951
Reinvestment of distributions	154,520	3,333,735	1,335,048	36,933,871
Shares redeemed	(8,028,531)	(18,526,964)	(75,511,955)	(184,096,059)
Net increase (decrease)	9,308,551	21,378,630	$ 86,385,547	$ 221,906,763
Class T
Shares sold	6,608,909	15,493,194	$ 61,115,246	$ 151,841,595
Reinvestment of distributions	53,960	1,467,862	465,112	16,407,269
Shares redeemed	(4,265,669)	(8,605,624)	(39,785,748)	(87,102,297)
Net increase (decrease)	2,397,200	8,355,432	$ 21,794,610	$ 81,146,567
Class B
Shares sold	299,963	853,353	$ 2,741,744	$ 9,110,199
Reinvestment of distributions	2,115	234,952	18,169	2,754,171
Shares redeemed	(387,451)	(998,967)	(3,602,693)	(9,944,194)
Net increase (decrease)	(85,373)	89,338	$ (842,780)	$ 1,920,176
Class C
Shares sold	755,835	1,778,130	$ 6,928,554	$ 17,627,965
Reinvestment of distributions	2,968	229,804	25,466	2,662,650
Shares redeemed	(479,440)	(1,190,976)	(4,478,938)	(11,472,328)
Net increase (decrease)	279,363	816,958	$ 2,475,082	$ 8,818,287
Institutional Class
Shares sold	2,845,760	7,173,836	$ 27,354,305	$ 74,902,303
Reinvestment of distributions	30,318	456,149	262,856	4,820,536
Shares redeemed	(910,572)	(2,109,452)	(8,478,237)	(21,087,016)
Net increase (decrease)	1,965,506	5,520,533	$ 19,138,924	$ 58,635,823

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2009	Year ended March 31, 2009	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2035
Class A
Shares sold	13,217,549	24,984,613	$ 116,821,670	$ 233,206,889
Reinvestment of distributions	95,502	1,840,329	772,608	18,981,347
Shares redeemed	(4,536,113)	(9,851,227)	(40,065,847)	(92,108,084)
Net increase (decrease)	8,776,938	16,973,715	$ 77,528,431	$ 160,080,152
Class T
Shares sold	3,145,403	5,952,168	$ 27,526,736	$ 55,077,528
Reinvestment of distributions	17,098	492,541	137,812	5,172,978
Shares redeemed	(1,792,907)	(3,034,429)	(15,679,151)	(28,314,087)
Net increase (decrease)	1,369,594	3,410,280	$ 11,985,397	$ 31,936,419
Class B
Shares sold	202,311	579,388	$ 1,731,506	$ 5,700,656
Reinvestment of distributions	929	114,147	7,450	1,248,634
Shares redeemed	(169,809)	(425,319)	(1,482,395)	(3,994,907)
Net increase (decrease)	33,431	268,216	$ 256,561	$ 2,954,383
Class C
Shares sold	438,523	1,020,539	$ 3,737,508	$ 9,370,199
Reinvestment of distributions	1,201	96,416	9,622	1,041,544
Shares redeemed	(273,691)	(479,767)	(2,320,333)	(4,400,281)
Net increase (decrease)	166,033	637,188	$ 1,426,797	$ 6,011,462
Institutional Class
Shares sold	1,545,838	4,318,097	$ 13,752,954	$ 43,926,192
Reinvestment of distributions	16,285	233,544	132,237	2,312,872
Shares redeemed	(463,913)	(1,210,387)	(4,025,272)	(11,613,780)
Net increase (decrease)	1,098,210	3,341,254	$ 9,859,919	$ 34,625,284
Advisor Freedom 2040
Class A
Shares sold	11,845,574	22,907,802	$ 110,326,016	$ 229,408,437
Reinvestment of distributions	96,335	2,235,268	827,518	25,465,481
Shares redeemed	(5,248,563)	(11,591,220)	(49,512,496)	(118,053,909)
Net increase (decrease)	6,693,346	13,551,850	$ 61,641,038	$ 136,820,009
Class T
Shares sold	5,384,959	11,685,682	$ 49,695,207	$ 115,123,107
Reinvestment of distributions	39,708	1,168,582	340,294	13,493,008
Shares redeemed	(3,271,156)	(6,458,211)	(30,340,909)	(67,074,170)
Net increase (decrease)	2,153,511	6,396,053	$ 19,694,592	$ 61,541,945
Class B
Shares sold	234,137	697,441	$ 2,116,828	$ 7,381,584
Reinvestment of distributions	1,794	205,367	15,273	2,471,340
Shares redeemed	(299,434)	(768,134)	(2,736,342)	(7,870,942)
Net increase (decrease)	(63,503)	134,674	$ (604,241)	$ 1,981,982
Class C
Shares sold	537,905	1,430,154	$ 4,913,142	$ 14,372,126
Reinvestment of distributions	2,049	222,333	17,414	2,652,427
Shares redeemed	(462,839)	(1,186,886)	(4,260,602)	(11,203,689)
Net increase (decrease)	77,115	465,601	$ 669,954	$ 5,820,864
Institutional Class
Shares sold	2,310,705	5,128,738	$ 21,874,931	$ 52,025,528
Reinvestment of distributions	20,729	301,181	178,685	3,256,018
Shares redeemed	(779,701)	(1,363,335)	(7,278,849)	(14,118,456)
Net increase (decrease)	1,551,733	4,066,584	$ 14,774,767	$ 41,163,090

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2009	Year ended March 31, 2009	Six months ended September 30, 2009	Year ended March 31, 2009
Advisor Freedom 2045
Class A
Shares sold	6,161,878	10,501,973	$ 44,629,327	$ 79,738,869
Reinvestment of distributions	31,718	402,720	210,288	3,193,824
Shares redeemed	(1,864,761)	(2,847,127)	(13,547,444)	(21,159,265)
Net increase (decrease)	4,328,835	8,057,566	$ 31,292,171	$ 61,773,428
Class T
Shares sold	1,570,307	2,641,382	$ 11,158,288	$ 19,692,407
Reinvestment of distributions	5,583	78,999	36,958	621,637
Shares redeemed	(588,398)	(760,540)	(4,221,318)	(5,831,312)
Net increase (decrease)	987,492	1,959,841	$ 6,973,928	$ 14,482,732
Class B
Shares sold	66,860	201,093	$ 469,477	$ 1,704,203
Reinvestment of distributions	136	11,604	801	99,161
Shares redeemed	(29,456)	(69,458)	(215,576)	(523,370)
Net increase (decrease)	37,540	143,239	$ 254,702	$ 1,279,994
Class C
Shares sold	115,575	340,192	$ 811,718	$ 2,575,960
Reinvestment of distributions	314	12,674	2,082	105,589
Shares redeemed	(70,703)	(81,675)	(496,485)	(587,757)
Net increase (decrease)	45,186	271,191	$ 317,315	$ 2,093,792
Institutional Class
Shares sold	905,006	1,743,476	$ 6,500,215	$ 13,791,749
Reinvestment of distributions	5,853	54,380	38,921	416,004
Shares redeemed	(229,281)	(376,442)	(1,658,940)	(3,079,340)
Net increase (decrease)	681,578	1,421,414	$ 4,880,196	$ 11,128,413
Advisor Freedom 2050
Class A
Shares sold	4,315,589	7,208,292	$ 30,165,470	$ 52,190,277
Reinvestment of distributions	16,699	338,127	107,719	2,729,949
Shares redeemed	(1,694,756)	(2,726,472)	(11,883,013)	(20,275,710)
Net increase (decrease)	2,637,532	4,819,947	$ 18,390,176	$ 34,644,516
Class T
Shares sold	1,761,044	3,043,075	$ 12,340,327	$ 22,952,674
Reinvestment of distributions	4,246	103,511	27,388	821,243
Shares redeemed	(850,340)	(874,640)	(5,927,043)	(6,429,499)
Net increase (decrease)	914,950	2,271,946	$ 6,440,672	$ 17,344,418
Class B
Shares sold	112,706	270,438	$ 782,023	$ 2,159,352
Reinvestment of distributions	-	16,859	-	143,208
Shares redeemed	(43,053)	(72,982)	(299,606)	(547,997)
Net increase (decrease)	69,653	214,315	$ 483,417	$ 1,754,563
Class C
Shares sold	186,294	515,969	$ 1,276,172	$ 3,934,942
Reinvestment of distributions	-	25,508	-	214,919
Shares redeemed	(94,236)	(110,097)	(664,119)	(804,741)
Net increase (decrease)	92,058	431,380	$ 612,053	$ 3,345,120
Institutional Class
Shares sold	1,047,713	2,337,700	$ 7,383,939	$ 17,484,042
Reinvestment of distributions	5,645	72,013	36,695	526,754
Shares redeemed	(279,253)	(442,034)	(1,953,408)	(3,255,730)
Net increase (decrease)	774,105	1,967,679	$ 5,467,226	$ 14,755,066

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	12%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held

Fidelity Advisor Growth & Income Fund	50%
Fidelity Advisor Large Cap Fund	62%
Fidelity Advisor Overseas Fund	44%
Fidelity Advisor High Income Advantage Fund	24%

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of TrusteesA
	# of Votes	% of Votes
James C. Curvey
Affirmative	24,643,083,056.59	94.466
Withheld	1,443,637,207.24	5.534
TOTAL	26,086,720,263.83	100.000
Albert R. Gamper, Jr.
Affirmative	24,678,393,003.04	94.601
Withheld	1,408,327,260.79	5.399
TOTAL	26,086,720,263.83	100.000
Abigail P. Johnson
Affirmative	24,649,778,053.86	94.492
Withheld	1,436,942,209.97	5.508
TOTAL	26,086,720,263.83	100.000
Arthur E. Johnson
Affirmative	24,657,479,001.20	94.521
Withheld	1,429,241,262.63	5.479
TOTAL	26,086,720,263.83	100.000
Michael E. Kenneally
Affirmative	24,733,028,000.40	94.811
Withheld	1,353,692,263.43	5.189
TOTAL	26,086,720,263.83	100.000
James H. Keyes
Affirmative	24,701,338,835.40	94.689
Withheld	1,385,381,428.43	5.311
TOTAL	26,086,720,263.83	100.000
Marie L. Knowles
Affirmative	24,607,022,984.88	94.328
Withheld	1,479,697,278.95	5.672
TOTAL	26,086,720,263.83	100.000
Kenneth L. Wolfe
Affirmative	24,549,568,568.96	94.108
Withheld	1,537,151,694.87	5.892
TOTAL	26,086,720,263.83	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue each fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination to renew the Advisory Contracts, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index over multiple periods, as available. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For Advisor Freedom 2005 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2025 Fund and Advisor Freedom 2030 Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund, because each fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the total returns of Institutional Class (Class I) and Class B of the fund and the total return of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively.

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations (for each fund other than Advisor Freedom Income Fund).

Advisor Freedom 2005 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Advisor Freedom 2010 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Advisor Freedom 2015 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2020 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Advisor Freedom 2025 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Advisor Freedom 2030 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Advisor Freedom 2035 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2040 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Advisor Freedom 2045 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Advisor Freedom 2050 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Advisor Freedom Income Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying funds. The Board also reviewed the fund's performance during 2009.

For each fund, the Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG% of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Semiannual Report

Advisor Freedom 2010 Fund

Advisor Freedom 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2020 Fund

Advisor Freedom 2025 Fund

Semiannual Report

Advisor Freedom 2030 Fund

Advisor Freedom 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2040 Fund

Advisor Freedom 2045 Fund

Semiannual Report

Advisor Freedom 2050 Fund

Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that, for Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

The Board noted that, for each of Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, the management fee shown in 2004 reflects the fund's previous all-inclusive management fee. For a more meaningful comparison of management fees in 2004, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from a fund's all-inclusive fee. In this regard, the Board realizes that non-management expenses may have exceeded a fund's all-inclusive fee and resulted in a negative net management fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expenses of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2008 and the total expenses of Class T of each fund ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFFI-USAN-1109
1.792159.106

Fidelity Freedom Funds® -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Semiannual Report

September 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2000	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2045	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2050	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Semiannual Report

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Note to Shareholders:

Fidelity is making several important changes to the Freedom Funds' investment policies, underlying fund lineup and Composite benchmarks.

First, in conjunction with updates to Fidelity's planning and guidance methodology, the Freedom Funds will begin to increase their target exposure to international equity funds - as a percentage of their total exposure to equity funds - to 30% from approximately 20% currently.

In addition, the Freedom Funds will seek further diversification benefits by investing in two new underlying funds with dedicated exposure to commodities and Treasury Inflation-Protected Securities (TIPS) - Fidelity® Series Commodity Strategy Fund and Fidelity Series Inflation-Protected Bond Index Fund.

Lastly, Fidelity will alter the Freedom Funds' Composite benchmarks going forward by eliminating the high-yield fixed-income index component. This change will align the Composite benchmarks for the Freedom Funds with those used in Fidelity's other portfolio construction tools. Effective October 1, 2009, the following indexes will be used to represent each Fund's asset classes when calculating its Composite benchmark: Domestic Equity: Dow Jones U.S. Total Stock Market IndexSM; International Equity: MSCI® EAFE® Index (Europe, Australasia, Far East); Bond: Barclays Capital U.S. Aggregate Bond Index; and Short-Term: Barclays Capital U.S. 3 Month Treasury Bill Index.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Freedom Income	0.00%
Actual		$ 1,000.00	$ 1,152.50	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2000	0.00%
Actual		$ 1,000.00	$ 1,159.90	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2005	0.00%
Actual		$ 1,000.00	$ 1,251.60	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2010	0.00%
Actual		$ 1,000.00	$ 1,267.50	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2015	0.00%
Actual		$ 1,000.00	$ 1,278.80	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2020	0.00%
Actual		$ 1,000.00	$ 1,322.70	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2025	0.00%
Actual		$ 1,000.00	$ 1,338.00	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Freedom 2030	0.00%
Actual		$ 1,000.00	$ 1,361.10	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2035	0.00%
Actual		$ 1,000.00	$ 1,369.60	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2040	0.00%
Actual		$ 1,000.00	$ 1,381.30	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2045	0.00%
Actual		$ 1,000.00	$ 1,385.40	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2050	0.00%
Actual		$ 1,000.00	$ 1,400.40	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom Income

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.0	0.9
Fidelity Disciplined Equity Fund	3.9	3.9
Fidelity Equity-Income Fund	3.3	3.5
Fidelity Growth Company Fund	3.2	3.1
Fidelity Series 100 Index Fund	2.5	3.0
Fidelity Series All-Sector Equity Fund	3.0	2.2
Fidelity Series Large Cap Value Fund	3.4	1.8
Fidelity Series Small Cap Opportunities Fund	0.6	0.5
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.3	0.3
Fidelity Value Fund	0.0	0.9
	21.5	20.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.2
Fidelity High Income Fund	2.7	2.3
	5.5	4.5
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund	0.5	0.0
Fidelity Series Investment Grade Bond Fund	22.0	19.8
Fidelity Strategic Real Return Fund	7.2	6.2
Fidelity Total Bond Fund	5.8	5.4
Fidelity Government Income Fund	0.0	4.0
	35.5	35.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	18.4	19.8
Fidelity Short-Term Bond Fund	19.1	19.9
	37.5	39.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	21.5%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	35.5%
Short-Term Funds	37.5%

Six months ago
Domestic Equity Funds	20.4%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	39.7%

Expected
Domestic Equity Funds	16.9%
Commodity Funds	0.8%
Developed International Equity Funds	2.1%
Emerging Markets Equity Funds	0.2%
Investment Grade Fixed-Income Funds	29.9%
Inflation-Protected Fixed-Income Funds	5.1%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom Income

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.5%
	Shares	Value
Domestic Equity Funds - 21.5%
Fidelity Blue Chip Growth Fund	750,056	$ 26,251,963
Fidelity Disciplined Equity Fund	4,960,872	100,804,921
Fidelity Equity-Income Fund	2,276,198	86,586,555
Fidelity Growth Company Fund	1,312,931	84,565,872
Fidelity Series 100 Index Fund	8,641,260	66,278,464
Fidelity Series All-Sector Equity Fund	6,642,979	77,390,704
Fidelity Series Large Cap Value Fund	7,715,418	89,267,392
Fidelity Series Small Cap Opportunities Fund	1,935,906	14,925,836
Fidelity Small Cap Growth Fund (a)	734,250	8,686,172
Fidelity Small Cap Value Fund	687,248	8,453,154
TOTAL EQUITY FUNDS (Cost $575,471,469)		563,211,033
Fixed-Income Funds - 41.0%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	9,087,326	74,334,329
Fidelity High Income Fund	8,558,136	69,748,809
TOTAL HIGH YIELD FIXED-INCOME FUNDS		144,083,138

	Shares	Value
Investment Grade Fixed-Income Funds - 35.5%
Fidelity Inflation-Protected Bond Fund	1,328,096	$ 13,307,521
Fidelity Series Investment Grade Bond Fund	50,620,227	578,589,195
Fidelity Strategic Real Return Fund	22,616,223	188,166,973
Fidelity Total Bond Fund	14,607,275	152,646,022
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		932,709,711
TOTAL FIXED-INCOME FUNDS (Cost $1,063,792,593)		1,076,792,849
Short-Term Funds - 37.5%

Fidelity Institutional Money Market Portfolio Institutional Class	484,855,684	484,855,684
Fidelity Short-Term Bond Fund	60,498,543	500,927,934
TOTAL SHORT-TERM FUNDS (Cost $1,013,570,360)		985,783,618
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,652,834,422)		$ 2,625,787,500
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $8,879,718 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $60,177,935 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $2,652,834,422) - See accompanying schedule		$ 2,625,787,500
Cash		8
Receivable for investments sold		11,906
Receivable for fund shares sold		3,140,900
Total assets		2,628,940,314

Liabilities
Payable for investments purchased	$ 576,073
Payable for fund shares redeemed	2,579,728
Total liabilities		3,155,801

Net Assets		$ 2,625,784,513
Net Assets consist of:
Paid in capital		$ 2,729,235,068
Undistributed net investment income		6,528,506
Accumulated undistributed net realized gain (loss) on investments		(82,932,139)
Net unrealized appreciation (depreciation) on investments		(27,046,922)
Net Assets, for 246,008,816 shares outstanding		$ 2,625,784,513
Net Asset Value, offering price and redemption price per share ($2,625,784,513 ÷ 246,008,816 shares)		$ 10.67

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 29,874,580

Expenses
Independent trustees' compensation	$ 4,170
Total expenses before reductions	4,170
Expense reductions	(4,170)	-
Net investment income (loss)		29,874,580
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(4,328,501)
Change in net unrealized appreciation (depreciation) on: Underlying funds		313,668,576
Net gain (loss)		309,340,075
Net increase (decrease) in net assets resulting from operations		$ 339,214,655

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,874,580	$ 82,712,779
Net realized gain (loss)	(4,328,501)	(63,149,751)
Change in net unrealized appreciation (depreciation)	313,668,576	(328,307,853)
Net increase (decrease) in net assets resulting from operations	339,214,655	(308,744,825)
Distributions to shareholders from net investment income	(28,635,030)	(85,740,027)
Distributions to shareholders from net realized gain	-	(34,333,021)
Total distributions	(28,635,030)	(120,073,048)
Share transactions Proceeds from sales of shares	413,380,585	1,080,534,168
Reinvestment of distributions	28,352,674	118,782,389
Cost of shares redeemed	(306,434,168)	(1,113,768,808)
Net increase (decrease) in net assets resulting from share transactions	135,299,091	85,547,749
Total increase (decrease) in net assets	445,878,716	(343,270,124)

Net Assets
Beginning of period	2,179,905,797	2,523,175,921
End of period (including undistributed net investment income of $6,528,506 and undistributed net investment income of $5,288,956, respectively)	$ 2,625,784,513	$ 2,179,905,797
Other Information Shares
Sold	41,005,352	106,054,838
Issued in reinvestment of distributions	2,843,112	11,465,938
Redeemed	(30,376,939)	(110,395,824)
Net increase (decrease)	13,471,525	7,124,952

Financial Highlights

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 11.19	$ 11.66	$ 11.49	$ 11.20	$ 11.24
Income from Investment Operations
Net investment income (loss) D	.12	.36	.47	.44	.35	.22
Net realized and unrealized gain (loss)	1.30	(1.66)	(.30)	.29	.28	(.01)
Total from investment operations	1.42	(1.30)	.17	.73	.63	.21
Distributions from net investment income	(.12)	(.37)	(.47)	(.44)	(.31)	(.23)
Distributions from net realized gain	-	(.15)	(.17)	(.12)	(.03)	(.02)
Total distributions	(.12) G	(.52)	(.64)	(.56)	(.34)	(.25)
Net asset value, end of period	$ 10.67	$ 9.37	$ 11.19	$ 11.66	$ 11.49	$ 11.20
Total Return B,C	15.25%	(11.97)%	1.41%	6.54%	5.71%	1.86%
Ratios to Average Net Assets E,F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	2.48% A	3.46%	4.06%	3.81%	3.07%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,625,785	$ 2,179,906	$ 2,523,176	$ 2,376,277	$ 2,132,031	$ 1,944,903
Portfolio turnover rate	22% A	35%	33%	26%	18%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.12 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.1	1.1
Fidelity Disciplined Equity Fund	4.3	4.5
Fidelity Equity-Income Fund	3.7	4.0
Fidelity Growth Company Fund	3.6	3.5
Fidelity Series 100 Index Fund	2.8	3.5
Fidelity Series All-Sector Equity Fund	3.3	2.4
Fidelity Series Large Cap Value Fund	3.8	1.9
Fidelity Series Small Cap Opportunities Fund	0.7	0.5
Fidelity Small Cap Growth Fund	0.4	0.3
Fidelity Small Cap Value Fund	0.4	0.3
Fidelity Value Fund	0.0	1.1
	24.1	23.1
International Equity Funds
Fidelity Diversified International Fund	0.1	0.1
Fidelity Europe Fund	0.0*	0.0*
Fidelity Japan Fund	0.0*	0.1
Fidelity Overseas Fund	0.0*	0.1
Fidelity Series Emerging Markets Fund	0.0*	0.0*
Fidelity Southeast Asia Fund	0.0	0.0*
	0.1	0.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.2
Fidelity High Income Fund	2.7	2.4
	5.5	4.6
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund	0.5	0.0
Fidelity Series Investment Grade Bond Fund	20.6	17.4
Fidelity Strategic Real Return Fund	6.6	5.7
Fidelity Total Bond Fund	5.5	5.2
Fidelity Government Income Fund	0.0	3.9
	33.2	32.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	18.2	19.9
Fidelity Short-Term Bond Fund	18.9	19.9
	37.1	39.8
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	24.1%
International Equity Funds	0.1%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	33.2%
Short-Term Funds	37.1%

Six months ago
Domestic Equity Funds	23.1%
International Equity Funds	0.3%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	39.8%

Expected
Domestic Equity Funds	18.2%
Commodity Funds	1.0%
Developed International Equity Funds	2.2%
Emerging Markets Equity Funds	0.3%
Investment Grade Fixed-Income Funds	28.6%
Inflation-Protected Fixed-Income Funds	4.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	39.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom 2000 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 24.2%
	Shares	Value
Domestic Equity Funds - 24.1%
Fidelity Blue Chip Growth Fund	547,687	$ 19,169,054
Fidelity Disciplined Equity Fund	3,586,955	72,886,918
Fidelity Equity-Income Fund	1,649,502	62,747,056
Fidelity Growth Company Fund	953,619	61,422,627
Fidelity Series 100 Index Fund	6,278,000	48,152,259
Fidelity Series All-Sector Equity Fund	4,782,768	55,719,252
Fidelity Series Large Cap Value Fund	5,569,971	64,444,564
Fidelity Series Small Cap Opportunities Fund	1,409,939	10,870,628
Fidelity Small Cap Growth Fund (a)	540,644	6,395,813
Fidelity Small Cap Value Fund	503,610	6,194,399
TOTAL DOMESTIC EQUITY FUNDS		408,002,570
International Equity Funds - 0.1%
Fidelity Diversified International Fund	39,367	1,079,834
Fidelity Europe Fund	13,265	387,481
Fidelity Japan Fund	16,012	166,841
Fidelity Overseas Fund	32,095	1,005,216
Fidelity Series Emerging Markets Fund	11,749	195,159
TOTAL INTERNATIONAL EQUITY FUNDS		2,834,531
TOTAL EQUITY FUNDS (Cost $425,254,013)		410,837,101
Fixed-Income Funds - 38.7%
	Shares	Value
High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	5,848,215	$ 47,838,402
Fidelity High Income Fund	5,515,145	44,948,430
TOTAL HIGH YIELD FIXED-INCOME FUNDS		92,786,832
Investment Grade Fixed-Income Funds - 33.2%
Fidelity Inflation-Protected Bond Fund	825,829	8,274,805
Fidelity Series Investment Grade Bond Fund	30,504,296	348,664,100
Fidelity Strategic Real Return Fund	13,573,883	112,934,703
Fidelity Total Bond Fund	8,904,982	93,057,060
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		562,930,668
TOTAL FIXED-INCOME FUNDS (Cost $649,764,747)		655,717,500
Short-Term Funds - 37.1%

Fidelity Institutional Money Market Portfolio Institutional Class	308,983,823	308,983,823
Fidelity Short-Term Bond Fund	38,567,912	319,342,308
TOTAL SHORT-TERM FUNDS (Cost $647,156,549)		628,326,131
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,722,175,309)		$ 1,694,880,732
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $7,629,953 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $33,996,203 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,722,175,309) - See accompanying schedule		$ 1,694,880,732
Cash		1
Receivable for investments sold		84,590
Receivable for fund shares sold		1,485,090
Total assets		1,696,450,413

Liabilities
Payable for investments purchased	$ 3,236
Payable for fund shares redeemed	1,566,097
Total liabilities		1,569,333

Net Assets		$ 1,694,881,080
Net Assets consist of:
Paid in capital		$ 1,765,358,022
Undistributed net investment income		18,359,030
Accumulated undistributed net realized gain (loss) on investments		(61,541,395)
Net unrealized appreciation (depreciation) on investments		(27,294,577)
Net Assets, for 149,125,242 shares outstanding		$ 1,694,881,080
Net Asset Value, offering price and redemption price per share ($1,694,881,080 ÷ 149,125,242 shares)		$ 11.37

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 18,873,966

Expenses
Independent trustees' compensation	$ 2,746
Total expenses before reductions	2,746
Expense reductions	(2,746)	-
Net investment income (loss)		18,873,966
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(10,842,205)
Change in net unrealized appreciation (depreciation) on: Underlying funds		223,655,854
Net gain (loss)		212,813,649
Net increase (decrease) in net assets resulting from operations		$ 231,687,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,873,966	$ 54,145,201
Net realized gain (loss)	(10,842,205)	(40,358,221)
Change in net unrealized appreciation (depreciation)	223,655,854	(250,752,946)
Net increase (decrease) in net assets resulting from operations	231,687,615	(236,965,966)
Distributions to shareholders from net investment income	(8,820,066)	(59,179,421)
Distributions to shareholders from net realized gain	-	(30,793,930)
Total distributions	(8,820,066)	(89,973,351)
Share transactions Proceeds from sales of shares	208,821,168	641,161,913
Reinvestment of distributions	8,760,705	89,555,637
Cost of shares redeemed	(189,112,500)	(741,036,866)
Net increase (decrease) in net assets resulting from share transactions	28,469,373	(10,319,316)
Total increase (decrease) in net assets	251,336,922	(337,258,633)

Net Assets
Beginning of period	1,443,544,158	1,780,802,791
End of period (including undistributed net investment income of $18,359,030 and undistributed net investment income of $8,305,130, respectively)	$ 1,694,881,080	$ 1,443,544,158
Other Information Shares
Sold	19,623,239	58,941,951
Issued in reinvestment of distributions	851,380	8,333,416
Redeemed	(17,763,857)	(68,297,699)
Net increase (decrease)	2,710,762	(1,022,332)

Financial Highlights

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 12.08	$ 12.66	$ 12.41	$ 12.00	$ 11.97
Income from Investment Operations
Net investment income (loss) D	.13	.37	.48	.44	.36	.24
Net realized and unrealized gain (loss)	1.44	(1.97)	(.31)	.38	.40	.02
Total from investment operations	1.57	(1.60)	.17	.82	.76	.26
Distributions from net investment income	(.06)	(.41)	(.48)	(.43)	(.33)	(.23)
Distributions from net realized gain	-	(.21)	(.27)	(.14)	(.02)	-
Total distributions	(.06) G	(.62)	(.75)	(.57)	(.35)	(.23)
Net asset value, end of period	$ 11.37	$ 9.86	$ 12.08	$ 12.66	$ 12.41	$ 12.00
Total Return B, C	15.99%	(13.60)%	1.23%	6.72%	6.40%	2.18%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	2.39% A	3.33%	3.80%	3.54%	2.98%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,694,881	$ 1,443,544	$ 1,780,803	$ 1,694,377	$ 1,601,127	$ 1,575,894
Portfolio turnover rate	23% A	33%	36%	34%	20%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.06 per share is comprised of distributions from net investment income of $.060 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.8	1.8
Fidelity Disciplined Equity Fund	7.0	7.4
Fidelity Equity-Income Fund	6.1	6.1
Fidelity Growth Company Fund	6.0	5.8
Fidelity Series 100 Index Fund	4.7	5.8
Fidelity Series All-Sector Equity Fund	5.6	4.3
Fidelity Series Large Cap Value Fund	6.5	3.7
Fidelity Series Small Cap Opportunities Fund	1.0	0.9
Fidelity Small Cap Growth Fund	0.6	0.5
Fidelity Small Cap Value Fund	0.6	0.6
Fidelity Value Fund	0.0	1.9
	39.9	38.8
International Equity Funds
Fidelity Diversified International Fund	2.9	2.8
Fidelity Europe Fund	1.6	1.8
Fidelity Japan Fund	0.4	0.6
Fidelity Overseas Fund	2.9	2.7
Fidelity Series Emerging Markets Fund	0.6	0.3
Fidelity Southeast Asia Fund	0.1	0.2
	8.5	8.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.4
Fidelity High Income Fund	2.6	2.7
	5.3	5.1
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund	0.5	0.0
Fidelity Series Investment Grade Bond Fund	19.7	18.3
Fidelity Strategic Real Return Fund	6.4	6.6
Fidelity Total Bond Fund	5.2	6.6
Fidelity Government Income Fund	0.0	1.9
	31.8	33.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.1	7.2
Fidelity Short-Term Bond Fund	7.4	7.1
	14.5	14.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.9%
International Equity Funds	8.5%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	31.8%
Short-Term Funds	14.5%

Six months ago
Domestic Equity Funds	38.8%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	14.3%

Expected
Domestic Equity Funds	33.0%
Commodity Funds	2.0%
Developed International Equity Funds	8.1%
Emerging Markets Equity Funds	1.0%
Investment Grade Fixed-Income Funds	27.7%
Inflation-Protected Fixed-Income Funds	4.3%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	18.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom 2005 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.4%
	Shares	Value
Domestic Equity Funds - 39.9%
Fidelity Blue Chip Growth Fund	524,304	$ 18,350,624
Fidelity Disciplined Equity Fund	3,471,913	70,549,275
Fidelity Equity-Income Fund	1,594,036	60,637,122
Fidelity Growth Company Fund	924,973	59,577,479
Fidelity Series 100 Index Fund	6,078,033	46,618,516
Fidelity Series All-Sector Equity Fund	4,821,871	56,174,792
Fidelity Series Large Cap Value Fund	5,584,994	64,618,376
Fidelity Series Small Cap Opportunities Fund	1,356,856	10,461,362
Fidelity Small Cap Growth Fund (a)	508,677	6,017,649
Fidelity Small Cap Value Fund	488,105	6,003,694
TOTAL DOMESTIC EQUITY FUNDS		399,008,889
International Equity Funds - 8.5%
Fidelity Diversified International Fund	1,062,536	29,145,365
Fidelity Europe Fund	527,073	15,395,791
Fidelity Japan Fund	398,945	4,157,008
Fidelity Overseas Fund	926,130	29,006,381
Fidelity Series Emerging Markets Fund	366,165	6,081,995
Fidelity Southeast Asia Fund	49,989	1,234,728
TOTAL INTERNATIONAL EQUITY FUNDS		85,021,268
TOTAL EQUITY FUNDS (Cost $539,892,028)		484,030,157
Fixed-Income Funds - 37.1%
	Shares	Value
High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	3,336,115	$ 27,289,422
Fidelity High Income Fund	3,153,687	25,702,548
TOTAL HIGH YIELD FIXED-INCOME FUNDS		52,991,970
Investment Grade Fixed-Income Funds - 31.8%
Fidelity Inflation-Protected Bond Fund	435,749	4,366,207
Fidelity Series Investment Grade Bond Fund	17,239,242	197,044,539
Fidelity Strategic Real Return Fund	7,734,307	64,349,437
Fidelity Total Bond Fund	4,966,847	51,903,551
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		317,663,734
TOTAL FIXED-INCOME FUNDS (Cost $370,052,654)		370,655,704
Short-Term Funds - 14.5%

Fidelity Institutional Money Market Portfolio Institutional Class	71,542,527	71,542,527
Fidelity Short-Term Bond Fund	8,927,626	73,920,742
TOTAL SHORT-TERM FUNDS (Cost $148,298,832)		145,463,269
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,058,243,514)		$ 1,000,149,130
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $15,520,321 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $36,879,888 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,058,243,514) - See accompanying schedule		$ 1,000,149,130
Receivable for investments sold		57,766
Receivable for fund shares sold		876,592
Total assets		1,001,083,488

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	111,890
Payable for fund shares redeemed	822,484
Total liabilities		934,375

Net Assets		$ 1,000,149,113
Net Assets consist of:
Paid in capital		$ 1,130,577,566
Undistributed net investment income		8,781,314
Accumulated undistributed net realized gain (loss) on investments		(81,115,383)
Net unrealized appreciation (depreciation) on investments		(58,094,384)
Net Assets, for 100,253,536 shares outstanding		$ 1,000,149,113
Net Asset Value, offering price and redemption price per share ($1,000,149,113 ÷ 100,253,536 shares)		$ 9.98

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,040,234

Expenses
Independent trustees' compensation	$ 1,539
Total expenses before reductions	1,539
Expense reductions	(1,539)	-
Net investment income (loss)		9,040,234
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(18,571,423)
Change in net unrealized appreciation (depreciation) on: Underlying funds		206,058,550
Net gain (loss)		187,487,127
Net increase (decrease) in net assets resulting from operations		$ 196,527,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,040,234	$ 28,372,555
Net realized gain (loss)	(18,571,423)	(56,060,236)
Change in net unrealized appreciation (depreciation)	206,058,550	(228,372,095)
Net increase (decrease) in net assets resulting from operations	196,527,361	(256,059,776)
Distributions to shareholders from net investment income	(4,363,121)	(30,146,037)
Distributions to shareholders from net realized gain	(484,791)	(24,176,253)
Total distributions	(4,847,912)	(54,322,290)
Share transactions Proceeds from sales of shares	137,809,297	399,128,096
Reinvestment of distributions	4,827,202	54,069,538
Cost of shares redeemed	(104,809,145)	(423,876,229)
Net increase (decrease) in net assets resulting from share transactions	37,827,354	29,321,405
Total increase (decrease) in net assets	229,506,803	(281,060,661)

Net Assets
Beginning of period	770,642,310	1,051,702,971
End of period (including undistributed net investment income of $8,781,314 and undistributed net investment income of $4,104,201, respectively)	$ 1,000,149,113	$ 770,642,310
Other Information Shares
Sold	15,194,803	41,753,878
Issued in reinvestment of distributions	559,351	5,712,030
Redeemed	(11,577,254)	(45,350,546)
Net increase (decrease)	4,176,900	2,115,362

Financial Highlights

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 11.19	$ 11.84	$ 11.44	$ 10.67	$ 10.48
Income from Investment Operations
Net investment income (loss)D	.09	.29	.35	.31	.28	.23
Net realized and unrealized gain (loss)	1.92	(2.88)	(.34)	.62	.78	.13
Total from investment operations	2.01	(2.59)	.01	.93	1.06	.36
Distributions from net investment income	(.05)	(.32)	(.32)	(.29)	(.21)	(.16)
Distributions from net realized gain	(.01)	(.26)	(.34)	(.24)	(.08)	(.01)
Total distributions	(.05)G	(.58)	(.66)	(.53)	(.29)	(.17)
Net asset value, end of period	$ 9.98	$ 8.02	$ 11.19	$ 11.84	$ 11.44	$ 10.67
Total Return B ,C	25.16%	(23.91)%	(.17)%	8.27%	10.05%	3.44%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.02%A	3.03%	2.94%	2.70%	2.55%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,000,149	$ 770,642	$ 1,051,703	$ 867,318	$ 530,216	$ 228,244
Portfolio turnover rate	23%A	43%	31%	12%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.05 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.9	1.9
Fidelity Disciplined Equity Fund	7.4	7.7
Fidelity Equity-Income Fund	6.4	6.3
Fidelity Growth Company Fund	6.2	6.1
Fidelity Series 100 Index Fund	4.9	6.4
Fidelity Series All-Sector Equity Fund	5.8	4.3
Fidelity Series Large Cap Value Fund	6.7	3.6
Fidelity Series Small Cap Opportunities Fund	1.1	1.0
Fidelity Small Cap Growth Fund	0.6	0.6
Fidelity Small Cap Value Fund	0.6	0.6
Fidelity Value Fund	0.0	2.0
	41.6	40.5
International Equity Funds
Fidelity Diversified International Fund	3.6	3.3
Fidelity Europe Fund	1.9	1.8
Fidelity Japan Fund	0.5	0.7
Fidelity Overseas Fund	3.6	3.1
Fidelity Series Emerging Markets Fund	0.8	0.5
Fidelity Southeast Asia Fund	0.1	0.2
	10.5	9.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.6
Fidelity High Income Fund	2.6	2.8
	5.3	5.4
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund	0.5	0.0
Fidelity Series Investment Grade Bond Fund	20.7	20.4
Fidelity Strategic Real Return Fund	6.7	6.9
Fidelity Total Bond Fund	5.4	6.7
Fidelity Government Income Fund	0.0	0.6
	33.3	34.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.6	4.9
Fidelity Short-Term Bond Fund	4.7	5.0
	9.3	9.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.6%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	9.3%

Six months ago
Domestic Equity Funds	40.5%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	34.6%
Short-Term Funds	9.9%

Expected
Domestic Equity Funds	36.1%
Commodity Funds	2.3%
Developed International Equity Funds	10.2%
Emerging Markets Equity Funds	1.2%
Investment Grade Fixed-Income Funds	30.4%
Inflation-Protected Fixed-Income Funds	4.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.1%
	Shares	Value
Domestic Equity Funds - 41.6%
Fidelity Blue Chip Growth Fund	6,296,359	$ 220,372,548
Fidelity Disciplined Equity Fund	41,330,740	839,840,639
Fidelity Equity-Income Fund	18,973,144	721,738,391
Fidelity Growth Company Fund	10,998,020	708,382,479
Fidelity Series 100 Index Fund	72,254,171	554,189,489
Fidelity Series All-Sector Equity Fund	56,644,270	659,905,744
Fidelity Series Large Cap Value Fund	65,757,174	760,810,498
Fidelity Series Small Cap Opportunities Fund	16,155,074	124,555,622
Fidelity Small Cap Growth Fund (a)	6,065,476	71,754,585
Fidelity Small Cap Value Fund	5,814,151	71,514,053
TOTAL DOMESTIC EQUITY FUNDS		4,733,064,048
International Equity Funds - 10.5%
Fidelity Diversified International Fund	14,870,288	407,891,996
Fidelity Europe Fund	7,467,358	218,121,541
Fidelity Japan Fund	5,623,373	58,595,545
Fidelity Overseas Fund	12,921,940	404,715,175
Fidelity Series Emerging Markets Fund	5,188,327	86,178,110
Fidelity Southeast Asia Fund	706,102	17,440,713
TOTAL INTERNATIONAL EQUITY FUNDS		1,192,943,080
TOTAL EQUITY FUNDS (Cost $6,314,024,016)		5,926,007,128
Fixed-Income Funds - 38.6%
	Shares	Value
High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	37,865,145	$ 309,736,883
Fidelity High Income Fund	35,895,207	292,545,933
TOTAL HIGH YIELD FIXED-INCOME FUNDS		602,282,816
Investment Grade Fixed-Income Funds - 33.3%
Fidelity Inflation-Protected Bond Fund	5,063,285	50,734,117
Fidelity Series Investment Grade Bond Fund	205,704,946	2,351,207,528
Fidelity Strategic Real Return Fund	92,114,723	766,394,494
Fidelity Total Bond Fund	59,173,899	618,367,243
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,786,703,382
TOTAL FIXED-INCOME FUNDS (Cost $4,369,943,795)		4,388,986,198
Short-Term Funds - 9.3%

Fidelity Institutional Money Market Portfolio Institutional Class	517,767,385	517,767,385
Fidelity Short-Term Bond Fund	64,646,362	535,271,876
TOTAL SHORT-TERM FUNDS (Cost $1,081,555,262)		1,053,039,261
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $11,765,523,073)		$ 11,368,032,587
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $133,502,896 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $553,463,798 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $11,765,523,073) - See accompanying schedule		$ 11,368,032,587
Cash		8
Receivable for investments sold		2,188,571
Receivable for fund shares sold		9,207,878
Other receivables		25,746
Total assets		11,379,454,790

Liabilities
Payable for investments purchased	$ 304
Payable for fund shares redeemed	11,401,504
Other payables and accrued expenses	25,743
Total liabilities		11,427,551

Net Assets		$ 11,368,027,239
Net Assets consist of:
Paid in capital		$ 12,709,621,384
Undistributed net investment income		104,583,934
Accumulated undistributed net realized gain (loss) on investments		(1,048,687,593)
Net unrealized appreciation (depreciation) on investments		(397,490,486)
Net Assets, for 914,004,934 shares outstanding		$ 11,368,027,239
Net Asset Value, offering price and redemption price per share ($11,368,027,239 ÷ 914,004,934 shares)		$ 12.44

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 104,095,438

Expenses
Independent trustees' compensation	$ 18,096
Total expenses before reductions	18,096
Expense reductions	(18,096)	-
Net investment income (loss)		104,095,438
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(235,850,951)
Change in net unrealized appreciation (depreciation) on: Underlying funds		2,550,392,472
Net gain (loss)		2,314,541,521
Net increase (decrease) in net assets resulting from operations		$ 2,418,636,959

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 104,095,438	$ 361,239,888
Net realized gain (loss)	(235,850,951)	(726,044,023)
Change in net unrealized appreciation (depreciation)	2,550,392,472	(3,058,321,631)
Net increase (decrease) in net assets resulting from operations	2,418,636,959	(3,423,125,766)
Distributions to shareholders from net investment income	(50,597,087)	(382,018,505)
Distributions to shareholders from net realized gain	(4,599,707)	(395,115,156)
Total distributions	(55,196,794)	(777,133,661)
Share transactions Proceeds from sales of shares	1,023,377,475	3,295,231,911
Reinvestment of distributions	54,959,815	774,423,435
Cost of shares redeemed	(1,204,446,854)	(4,642,253,509)
Net increase (decrease) in net assets resulting from share transactions	(126,109,564)	(572,598,163)
Total increase (decrease) in net assets	2,237,330,601	(4,772,857,590)

Net Assets
Beginning of period	9,130,696,638	13,903,554,228
End of period (including undistributed net investment income of $104,583,934 and undistributed net investment income of $51,085,583, respectively)	$ 11,368,027,239	$ 9,130,696,638
Other Information Shares
Sold	90,819,582	273,115,016
Issued in reinvestment of distributions	5,150,871	64,698,345
Redeemed	(106,830,020)	(400,867,695)
Net increase (decrease)	(10,859,567)	(63,054,334)

Financial Highlights

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 14.07	$ 14.89	$ 14.48	$ 13.45	$ 13.31
Income from Investment Operations
Net investment income (loss) D	.11	.37	.43	.39	.35	.28
Net realized and unrealized gain (loss)	2.52	(3.77)	(.37)	.77	1.05	.20
Total from investment operations	2.63	(3.40)	.06	1.16	1.40	.48
Distributions from net investment income	(.06)	(.40)	(.41)	(.38)	(.30)	(.29)
Distributions from net realized gain	(.01)	(.40)	(.47)	(.37)	(.07)	(.05)
Total distributions	(.06) G	(.80)	(.88)	(.75)	(.37)	(.34)
Net asset value, end of period	$ 12.44	$ 9.87	$ 14.07	$ 14.89	$ 14.48	$ 13.45
Total Return B, C	26.75%	(25.06)%	.14%	8.17%	10.54%	3.59%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	2.00% A	3.03%	2.86%	2.67%	2.48%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,368,027	$ 9,130,697	$ 13,903,554	$ 13,102,900	$ 10,689,271	$ 8,693,512
Portfolio turnover rate	21% A	39%	34%	12%	8%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.0	2.0
Fidelity Disciplined Equity Fund	7.7	8.1
Fidelity Equity-Income Fund	6.6	6.6
Fidelity Growth Company Fund	6.5	6.4
Fidelity Series 100 Index Fund	5.1	6.1
Fidelity Series All-Sector Equity Fund	6.1	4.9
Fidelity Series Large Cap Value Fund	7.1	4.2
Fidelity Series Small Cap Opportunities Fund	1.1	1.0
Fidelity Small Cap Growth Fund	0.7	0.6
Fidelity Small Cap Value Fund	0.7	0.6
Fidelity Value Fund	0.0	2.2
	43.6	42.7
International Equity Funds
Fidelity Diversified International Fund	3.8	3.6
Fidelity Europe Fund	2.0	2.1
Fidelity Japan Fund	0.5	0.7
Fidelity Overseas Fund	3.8	3.5
Fidelity Series Emerging Markets Fund	0.8	0.7
Fidelity Southeast Asia Fund	0.2	0.2
	11.1	10.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.6
Fidelity High Income Fund	2.7	2.8
	5.5	5.4
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund	0.4	0.0
Fidelity Series Investment Grade Bond Fund	20.1	18.4
Fidelity Strategic Real Return Fund	6.5	6.4
Fidelity Total Bond Fund	5.3	7.0
Fidelity Government Income Fund	0.0	1.6
	32.3	33.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.7	3.9
Fidelity Short-Term Bond Fund	3.8	3.8
	7.5	7.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.6%
International Equity Funds	11.1%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	7.5%

Six months ago
Domestic Equity Funds	42.7%
International Equity Funds	10.8%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	7.7%

Expected
Domestic Equity Funds	37.4%
Commodity Funds	2.4%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	1.3%
Investment Grade Fixed-Income Funds	30.1%
Inflation-Protected Fixed-Income Funds	4.1%
High Yield Fixed-Income Funds	5.2%
Short-Term Funds	9.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom 2015 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.7%
	Shares	Value
Domestic Equity Funds - 43.6%
Fidelity Blue Chip Growth Fund	4,837,401	$ 169,309,024
Fidelity Disciplined Equity Fund	31,986,708	649,969,915
Fidelity Equity-Income Fund	14,672,598	558,145,613
Fidelity Growth Company Fund	8,510,362	548,152,409
Fidelity Series 100 Index Fund	55,954,136	429,168,220
Fidelity Series All-Sector Equity Fund	44,393,936	517,189,355
Fidelity Series Large Cap Value Fund	51,604,003	597,058,319
Fidelity Series Small Cap Opportunities Fund	12,545,073	96,722,510
Fidelity Small Cap Growth Fund (a)	4,687,867	55,457,469
Fidelity Small Cap Value Fund	4,517,935	55,570,605
TOTAL DOMESTIC EQUITY FUNDS		3,676,743,439
International Equity Funds - 11.1%
Fidelity Diversified International Fund	11,626,347	318,910,709
Fidelity Europe Fund	5,789,687	169,116,764
Fidelity Japan Fund	4,383,957	45,680,827
Fidelity Overseas Fund	10,146,412	317,785,612
Fidelity Series Emerging Markets Fund	4,045,315	67,192,674
Fidelity Southeast Asia Fund	556,181	13,737,673
TOTAL INTERNATIONAL EQUITY FUNDS		932,424,259
TOTAL EQUITY FUNDS (Cost $5,097,202,945)		4,609,167,698
Fixed-Income Funds - 37.8%
	Shares	Value
High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund	29,390,686	$ 240,415,811
Fidelity High Income Fund	27,754,546	226,199,546
TOTAL HIGH YIELD FIXED-INCOME FUNDS		466,615,357
Investment Grade Fixed-Income Funds - 32.3%
Fidelity Inflation-Protected Bond Fund	3,370,589	33,773,303
Fidelity Series Investment Grade Bond Fund	148,071,884	1,692,461,632
Fidelity Strategic Real Return Fund	66,164,440	550,488,144
Fidelity Total Bond Fund	42,712,977	446,350,608
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,723,073,687
TOTAL FIXED-INCOME FUNDS (Cost $3,161,679,979)		3,189,689,044
Short-Term Funds - 7.5%

Fidelity Institutional Money Market Portfolio Institutional Class	312,584,367	312,584,367
Fidelity Short-Term Bond Fund	38,989,076	322,829,549
TOTAL SHORT-TERM FUNDS (Cost $645,301,244)		635,413,916
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,904,184,168)		$ 8,434,270,658
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $98,777,053 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $220,143,721 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $8,904,184,168) - See accompanying schedule		$ 8,434,270,658
Cash		104
Receivable for investments sold		107,364
Receivable for fund shares sold		12,664,852
Total assets		8,447,042,978

Liabilities
Payable for investments purchased	$ 5,116,725
Payable for fund shares redeemed	7,656,559
Total liabilities		12,773,284

Net Assets		$ 8,434,269,694
Net Assets consist of:
Paid in capital		$ 9,327,408,540
Undistributed net investment income		73,258,226
Accumulated undistributed net realized gain (loss) on investments		(496,483,562)
Net unrealized appreciation (depreciation) on investments		(469,913,510)
Net Assets, for 815,206,968 shares outstanding		$ 8,434,269,694
Net Asset Value, offering price and redemption price per share ($8,434,269,694 ÷ 815,206,968 shares)		$ 10.35

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 71,553,277

Expenses
Independent trustees' compensation	$ 12,403
Total expenses before reductions	12,403
Expense reductions	(12,403)	-
Net investment income (loss)		71,553,277
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(130,153,667)
Change in net unrealized appreciation (depreciation) on: Underlying funds		1,816,064,128
Net gain (loss)		1,685,910,461
Net increase (decrease) in net assets resulting from operations		$ 1,757,463,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,553,277	$ 202,554,054
Net realized gain (loss)	(130,153,667)	(326,805,679)
Change in net unrealized appreciation (depreciation)	1,816,064,128	(1,984,567,659)
Net increase (decrease) in net assets resulting from operations	1,757,463,738	(2,108,819,284)
Distributions to shareholders from net investment income	(26,763,212)	(206,566,808)
Distributions to shareholders from net realized gain	(3,823,319)	(188,649,999)
Total distributions	(30,586,531)	(395,216,807)
Share transactions Proceeds from sales of shares	1,247,908,535	3,211,723,077
Reinvestment of distributions	30,525,266	394,517,096
Cost of shares redeemed	(660,446,943)	(2,129,469,007)
Net increase (decrease) in net assets resulting from share transactions	617,986,858	1,476,771,166
Total increase (decrease) in net assets	2,344,864,065	(1,027,264,925)

Net Assets
Beginning of period	6,089,405,629	7,116,670,554
End of period (including undistributed net investment income of $73,258,226 and undistributed net investment income of $28,468,161, respectively)	$ 8,434,269,694	$ 6,089,405,629
Other Information Shares
Sold	133,737,607	324,462,966
Issued in reinvestment of distributions	3,456,996	40,366,079
Redeemed	(70,718,430)	(222,766,865)
Net increase (decrease)	66,476,173	142,062,180

Financial Highlights

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 11.73	$ 12.45	$ 11.98	$ 10.87	$ 10.57
Income from Investment Operations
Net investment income (loss) D	.09	.29	.34	.29	.25	.21
Net realized and unrealized gain (loss)	2.17	(3.29)	(.38)	.72	1.13	.25
Total from investment operations	2.26	(3.00)	(.04)	1.01	1.38	.46
Distributions from net investment income	(.04)	(.30)	(.30)	(.23)	(.19)	(.14)
Distributions from net realized gain	(.01)	(.30)	(.38)	(.31)	(.08)	(.02)
Total distributions	(.04) G	(.60)	(.68)	(.54)	(.27)	(.16)
Net asset value, end of period	$ 10.35	$ 8.13	$ 11.73	$ 12.45	$ 11.98	$ 10.87
Total Return B, C	27.88%	(26.45)%	(.62)%	8.58%	12.83%	4.30%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.95% A	2.97%	2.68%	2.37%	2.20%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,434,270	$ 6,089,406	$ 7,116,671	$ 5,098,514	$ 2,677,779	$ 912,493
Portfolio turnover rate	18% A	36%	24%	4%	1%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.4	2.5
Fidelity Disciplined Equity Fund	9.3	9.8
Fidelity Equity-Income Fund	8.0	8.4
Fidelity Growth Company Fund	7.9	7.7
Fidelity Series 100 Index Fund	6.2	7.8
Fidelity Series All-Sector Equity Fund	7.5	5.5
Fidelity Series Large Cap Value Fund	8.6	4.7
Fidelity Series Small Cap Opportunities Fund	1.4	1.3
Fidelity Small Cap Growth Fund	0.8	0.7
Fidelity Small Cap Value Fund	0.8	0.8
Fidelity Value Fund	0.0	2.8
	52.9	52.0
International Equity Funds
Fidelity Diversified International Fund	4.5	4.2
Fidelity Europe Fund	2.4	2.8
Fidelity Japan Fund	0.6	1.0
Fidelity Overseas Fund	4.5	4.1
Fidelity Series Emerging Markets Fund	1.0	0.6
Fidelity Southeast Asia Fund	0.2	0.3
	13.2	13.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.8	3.7
Fidelity High Income Fund	3.6	4.0
	7.4	7.7
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund	0.3	0.0
Fidelity Series Investment Grade Bond Fund	15.5	15.5
Fidelity Strategic Real Return Fund	5.1	5.0
Fidelity Total Bond Fund	4.1	5.6
Fidelity Government Income Fund	0.0	0.1
	25.0	26.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.5
Fidelity Short-Term Bond Fund	0.8	0.6
	1.5	1.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	52.9%
International Equity Funds	13.2%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	25.0%
Short-Term Funds	1.5%

Six months ago
Domestic Equity Funds	52.0%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	7.7%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	1.1%

Expected
Domestic Equity Funds	45.3%
Commodity Funds	2.9%
Developed International Equity Funds	12.8%
Emerging Markets Equity Funds	1.5%
Investment Grade Fixed-Income Funds	24.9%
Inflation-Protected Fixed-Income Funds	3.0%
High Yield Fixed-Income Funds	6.9%
Short-Term Funds	2.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.1%
	Shares	Value
Domestic Equity Funds - 52.9%
Fidelity Blue Chip Growth Fund	13,887,780	$ 486,072,316
Fidelity Disciplined Equity Fund	91,562,575	1,860,551,515
Fidelity Equity-Income Fund	42,011,204	1,598,106,218
Fidelity Growth Company Fund	24,360,920	1,569,086,844
Fidelity Series 100 Index Fund	160,152,359	1,228,368,593
Fidelity Series All-Sector Equity Fund	127,337,054	1,483,476,683
Fidelity Series Large Cap Value Fund	147,694,380	1,708,823,976
Fidelity Series Small Cap Opportunities Fund	36,004,193	277,592,326
Fidelity Small Cap Growth Fund (a)	13,350,851	157,940,562
Fidelity Small Cap Value Fund	12,925,033	158,977,910
TOTAL DOMESTIC EQUITY FUNDS		10,528,996,943
International Equity Funds - 13.2%
Fidelity Diversified International Fund	32,688,630	896,649,124
Fidelity Europe Fund	16,528,916	482,809,648
Fidelity Japan Fund	12,597,410	131,265,012
Fidelity Overseas Fund	28,532,635	893,642,132
Fidelity Series Emerging Markets Fund	11,559,833	192,008,829
Fidelity Southeast Asia Fund	1,534,968	37,913,722
TOTAL INTERNATIONAL EQUITY FUNDS		2,634,288,467
TOTAL EQUITY FUNDS (Cost $14,088,014,181)		13,163,285,410
Fixed-Income Funds - 32.4%
	Shares	Value
High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	92,980,385	$ 760,579,547
Fidelity High Income Fund	87,897,579	716,365,267
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,476,944,814
Investment Grade Fixed-Income Funds - 25.0%
Fidelity Inflation-Protected Bond Fund	5,672,325	56,836,701
Fidelity Series Investment Grade Bond Fund	270,786,431	3,095,088,900
Fidelity Strategic Real Return Fund	120,686,608	1,004,112,580
Fidelity Total Bond Fund	78,073,593	815,869,043
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,971,907,224
TOTAL FIXED-INCOME FUNDS (Cost $6,410,840,542)		6,448,852,038
Short-Term Funds - 1.5%

Fidelity Institutional Money Market Portfolio Institutional Class	150,039,405	150,039,405
Fidelity Short-Term Bond Fund	18,718,512	154,989,282
TOTAL SHORT-TERM FUNDS (Cost $306,449,029)		305,028,687
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,805,303,752)		$ 19,917,166,135
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $233,519,669 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $619,058,132 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $20,805,303,752) - See accompanying schedule		$ 19,917,166,135
Cash		5
Receivable for investments sold		206,467
Receivable for fund shares sold		22,051,549
Other receivables		39,430
Total assets		19,939,463,586

Liabilities
Payable for investments purchased	$ 7,304,390
Payable for fund shares redeemed	14,954,618
Other payables and accrued expenses	39,430
Total liabilities		22,298,438

Net Assets		$ 19,917,165,148
Net Assets consist of:
Paid in capital		$ 22,139,979,252
Undistributed net investment income		154,373,707
Accumulated undistributed net realized gain (loss) on investments		(1,489,050,194)
Net unrealized appreciation (depreciation) on investments		(888,137,617)
Net Assets, for 1,606,633,396 shares outstanding		$ 19,917,165,148
Net Asset Value, offering price and redemption price per share ($19,917,165,148 ÷ 1,606,633,396 shares)		$ 12.40

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 153,519,900

Expenses
Independent trustees' compensation	$ 29,523
Total expenses before reductions	29,523
Expense reductions	(29,523)	-
Net investment income (loss)		153,519,900
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(505,400,341)
Change in net unrealized appreciation (depreciation) on: Underlying funds		5,083,783,433
Net gain (loss)		4,578,383,092
Net increase (decrease) in net assets resulting from operations		$ 4,731,902,992

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 153,519,900	$ 480,290,583
Net realized gain (loss)	(505,400,341)	(883,613,607)
Change in net unrealized appreciation (depreciation)	5,083,783,433	(6,118,556,930)
Net increase (decrease) in net assets resulting from operations	4,731,902,992	(6,521,879,954)
Distributions to shareholders from net investment income	(69,257,850)	(448,935,720)
Distributions to shareholders from net realized gain	(7,695,347)	(718,344,659)
Total distributions	(76,953,197)	(1,167,280,379)
Share transactions Proceeds from sales of shares	2,318,190,064	5,577,556,385
Reinvestment of distributions	76,810,748	1,165,443,761
Cost of shares redeemed	(1,449,481,393)	(4,765,588,496)
Net increase (decrease) in net assets resulting from share transactions	945,519,419	1,977,411,650
Total increase (decrease) in net assets	5,600,469,214	(5,711,748,683)

Net Assets
Beginning of period	14,316,695,934	20,028,444,617
End of period (including undistributed net investment income of $154,373,707 and undistributed net investment income of $70,111,657, respectively)	$ 19,917,165,148	$ 14,316,695,934
Other Information Shares
Sold	210,135,493	470,377,156
Issued in reinvestment of distributions	7,414,168	94,637,136
Redeemed	(131,060,740)	(410,884,583)
Net increase (decrease)	86,488,921	154,129,709

Financial Highlights

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 14.66	$ 15.84	$ 15.37	$ 13.71	$ 13.34
Income from Investment Operations
Net investment income (loss) D	.10	.33	.36	.31	.27	.24
Net realized and unrealized gain (loss)	2.93	(4.74)	(.50)	1.03	1.72	.43
Total from investment operations	3.03	(4.41)	(.14)	1.34	1.99	.67
Distributions from net investment income	(.05)	(.31)	(.37)	(.28)	(.23)	(.26)
Distributions from net realized gain	(.01)	(.52)	(.67)	(.59)	(.10)	(.04)
Total distributions	(.05) G	(.83)	(1.04)	(.87)	(.33)	(.30)
Net asset value, end of period	$ 12.40	$ 9.42	$ 14.66	$ 15.84	$ 15.37	$ 13.71
Total Return B, C	32.27%	(31.39)%	(1.32)%	8.95%	14.64%	5.01%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	1.77% A	2.73%	2.24%	1.99%	1.87%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,917,165	$ 14,316,696	$ 20,028,445	$ 18,305,525	$ 13,847,298	$ 9,915,821
Portfolio turnover rate	19% A	35%	35%	7%	4%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.05 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.6	2.6
Fidelity Disciplined Equity Fund	10.1	10.6
Fidelity Equity-Income Fund	8.7	9.0
Fidelity Growth Company Fund	8.5	8.3
Fidelity Series 100 Index Fund	6.7	7.7
Fidelity Series All-Sector Equity Fund	8.0	6.4
Fidelity Series Large Cap Value Fund	9.3	5.6
Fidelity Series Small Cap Opportunities Fund	1.5	1.4
Fidelity Small Cap Growth Fund	0.8	0.8
Fidelity Small Cap Value Fund	0.9	0.9
Fidelity Value Fund	0.0	2.9
	57.1	56.2
International Equity Funds
Fidelity Diversified International Fund	4.9	4.8
Fidelity Europe Fund	2.6	2.7
Fidelity Japan Fund	0.7	0.9
Fidelity Overseas Fund	4.9	4.7
Fidelity Series Emerging Markets Fund	1.1	0.6
Fidelity Southeast Asia Fund	0.2	0.3
	14.4	14.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.9	3.7
Fidelity High Income Fund	3.7	3.9
	7.6	7.6
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund	0.2	0.0
Fidelity Series Investment Grade Bond Fund	13.0	12.1
Fidelity Strategic Real Return Fund	4.3	4.3
Fidelity Total Bond Fund	3.4	5.1
Fidelity Government Income Fund	0.0	0.7
	20.9	22.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	57.1%
International Equity Funds	14.4%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	20.9%

Six months ago
Domestic Equity Funds	56.2%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	22.2%

Expected
Domestic Equity Funds	50.7%
Commodity Funds	3.3%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	1.7%
Investment Grade Fixed-Income Funds	20.8%
Inflation-Protected Fixed-Income Funds	1.7%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom 2025 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.5%
	Shares	Value
Domestic Equity Funds - 57.1%
Fidelity Blue Chip Growth Fund	6,474,382	$ 226,603,368
Fidelity Disciplined Equity Fund	42,927,443	872,285,639
Fidelity Equity-Income Fund	19,671,702	748,311,545
Fidelity Growth Company Fund	11,395,136	733,960,679
Fidelity Series 100 Index Fund	74,968,044	575,004,894
Fidelity Series All-Sector Equity Fund	59,721,637	695,757,073
Fidelity Series Large Cap Value Fund	69,277,570	801,541,482
Fidelity Series Small Cap Opportunities Fund	16,831,943	129,774,283
Fidelity Small Cap Growth Fund (a)	6,272,856	74,207,882
Fidelity Small Cap Value Fund	6,095,592	74,975,780
TOTAL DOMESTIC EQUITY FUNDS		4,932,422,625
International Equity Funds - 14.4%
Fidelity Diversified International Fund	15,414,955	422,832,206
Fidelity Europe Fund	7,718,180	225,448,040
Fidelity Japan Fund	5,873,557	61,202,462
Fidelity Overseas Fund	13,489,735	422,498,487
Fidelity Series Emerging Markets Fund	5,358,746	89,008,767
Fidelity Southeast Asia Fund	730,591	18,045,601
TOTAL INTERNATIONAL EQUITY FUNDS		1,239,035,563
TOTAL EQUITY FUNDS (Cost $6,776,280,193)		6,171,458,188
Fixed-Income Funds - 28.5%
	Shares	Value
High Yield Fixed-Income Funds - 7.6%
Fidelity Capital & Income Fund	41,638,384	$ 340,601,979
Fidelity High Income Fund	39,195,802	319,445,789
TOTAL HIGH YIELD FIXED-INCOME FUNDS		660,047,768
Investment Grade Fixed-Income Funds - 20.9%
Fidelity Inflation-Protected Bond Fund	1,372,543	13,752,883
Fidelity Series Investment Grade Bond Fund	98,414,226	1,124,874,605
Fidelity Strategic Real Return Fund	44,034,269	366,365,120
Fidelity Total Bond Fund	28,390,126	296,676,812
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,801,669,420
TOTAL FIXED-INCOME FUNDS (Cost $2,445,636,164)		2,461,717,188
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,221,916,357)		$ 8,633,175,376
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $128,436,443 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $186,393,886 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $9,221,916,357) - See accompanying schedule		$ 8,633,175,376
Cash		30
Receivable for investments sold		255,204
Receivable for fund shares sold		14,331,537
Total assets		8,647,762,147

Liabilities
Payable for investments purchased	$ 7,339,208
Payable for fund shares redeemed	7,153,899
Total liabilities		14,493,107

Net Assets		$ 8,633,269,040
Net Assets consist of:
Paid in capital		$ 9,693,022,893
Undistributed net investment income		59,433,067
Accumulated undistributed net realized gain (loss) on investments		(530,445,939)
Net unrealized appreciation (depreciation) on investments		(588,740,981)
Net Assets, for 843,240,833 shares outstanding		$ 8,633,269,040
Net Asset Value, offering price and redemption price per share ($8,633,269,040 ÷ 843,240,833 shares)		$ 10.24

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 59,023,569

Expenses
Independent trustees' compensation	$ 12,184
Total expenses before reductions	12,184
Expense reductions	(12,184)	-
Net investment income (loss)		59,023,569
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(178,099,591)
Change in net unrealized appreciation (depreciation) on: Underlying funds		2,184,868,295
Net gain (loss)		2,006,768,704
Net increase (decrease) in net assets resulting from operations		$ 2,065,792,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59,023,569	$ 168,963,808
Net realized gain (loss)	(178,099,591)	(322,764,552)
Change in net unrealized appreciation (depreciation)	2,184,868,295	(2,382,142,055)
Net increase (decrease) in net assets resulting from operations	2,065,792,273	(2,535,942,799)
Distributions to shareholders from net investment income	(19,451,790)	(171,882,739)
Distributions to shareholders from net realized gain	(3,890,357)	(211,227,891)
Total distributions	(23,342,147)	(383,110,630)
Share transactions Proceeds from sales of shares	1,323,176,438	3,202,233,157
Reinvestment of distributions	23,320,242	382,799,740
Cost of shares redeemed	(554,365,730)	(1,518,332,456)
Net increase (decrease) in net assets resulting from share transactions	792,130,950	2,066,700,441
Total increase (decrease) in net assets	2,834,581,076	(852,352,988)

Net Assets
Beginning of period	5,798,687,964	6,651,040,952
End of period (including undistributed net investment income of $59,433,067 and undistributed net investment income of $19,861,288, respectively)	$ 8,633,269,040	$ 5,798,687,964
Other Information Shares
Sold	146,458,123	328,872,946
Issued in reinvestment of distributions	2,746,789	38,379,248
Redeemed	(61,299,015)	(159,304,121)
Net increase (decrease)	87,905,897	207,948,073

Financial Highlights

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.68	$ 12.15	$ 13.05	$ 12.52	$ 11.07	$ 10.64
Income from Investment Operations
Net investment income (loss) D	.07	.26	.28	.24	.21	.18
Net realized and unrealized gain (loss)	2.52	(4.10)	(.49)	.89	1.48	.39
Total from investment operations	2.59	(3.84)	(.21)	1.13	1.69	.57
Distributions from net investment income	(.03)	(.26)	(.25)	(.19)	(.15)	(.13)
Distributions from net realized gain	(.01)	(.37)	(.44)	(.41)	(.10)	(.01)
Total distributions	(.03) G	(.63)	(.69)	(.60)	(.24) H	(.14)
Net asset value, end of period	$ 10.24	$ 7.68	$ 12.15	$ 13.05	$ 12.52	$ 11.07
Total Return B, C	33.80%	(32.84)%	(2.00)%	9.18%	15.41%	5.33%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.61% A	2.64%	2.16%	1.88%	1.75%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,633,269	$ 5,798,688	$ 6,651,041	$ 4,349,197	$ 2,099,810	$ 682,499
Portfolio turnover rate	14% A	29%	24%	3%	1%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.005 per share. H Total distributions of $.24 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.0	3.1
Fidelity Disciplined Equity Fund	11.2	11.8
Fidelity Equity-Income Fund	9.7	10.8
Fidelity Growth Company Fund	9.5	9.2
Fidelity Series 100 Index Fund	7.4	9.2
Fidelity Series All-Sector Equity Fund	9.0	6.5
Fidelity Series Large Cap Value Fund	10.3	5.5
Fidelity Series Small Cap Opportunities Fund	1.7	1.6
Fidelity Small Cap Growth Fund	0.9	0.9
Fidelity Small Cap Value Fund	1.0	1.0
Fidelity Value Fund	0.0	3.5
	63.7	63.1
International Equity Funds
Fidelity Diversified International Fund	5.4	5.2
Fidelity Europe Fund	2.9	3.4
Fidelity Japan Fund	0.8	1.2
Fidelity Overseas Fund	5.4	5.0
Fidelity Series Emerging Markets Fund	1.1	0.4
Fidelity Southeast Asia Fund	0.2	0.3
	15.8	15.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.9	3.9
Fidelity High Income Fund	3.7	4.2
	7.6	8.1
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund	0.0*	0.0
Fidelity Series Investment Grade Bond Fund	8.1	7.6
Fidelity Strategic Real Return Fund	2.6	2.5
Fidelity Total Bond Fund	2.2	2.8
Fidelity Government Income Fund	0.0	0.4
	12.9	13.3
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	63.7%
International Equity Funds	15.8%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	12.9%

Six months ago
Domestic Equity Funds	63.1%
International Equity Funds	15.5%
High Yield Fixed-Income Funds	8.1%
Investment Grade Fixed-Income Funds	13.3%

Expected
Domestic Equity Funds	55.2%
Commodity Funds	3.6%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	1.9%
Investment Grade Fixed-Income Funds	16.0%
Inflation-Protected Fixed-Income Funds	0.3%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 79.5%
	Shares	Value
Domestic Equity Funds - 63.7%
Fidelity Blue Chip Growth Fund	11,863,777	$ 415,232,191
Fidelity Disciplined Equity Fund	77,610,738	1,577,050,196
Fidelity Equity-Income Fund	35,615,267	1,354,804,742
Fidelity Growth Company Fund	20,641,623	1,329,526,944
Fidelity Series 100 Index Fund	135,675,974	1,040,634,722
Fidelity Series All-Sector Equity Fund	107,951,083	1,257,630,120
Fidelity Series Large Cap Value Fund	125,167,275	1,448,185,377
Fidelity Series Small Cap Opportunities Fund	30,578,360	235,759,156
Fidelity Small Cap Growth Fund (a)	11,352,073	134,295,029
Fidelity Small Cap Value Fund	11,054,517	135,970,558
TOTAL DOMESTIC EQUITY FUNDS		8,929,089,035
International Equity Funds - 15.8%
Fidelity Diversified International Fund	27,570,387	756,255,726
Fidelity Europe Fund	13,933,632	407,001,392
Fidelity Japan Fund	10,534,377	109,768,206
Fidelity Overseas Fund	24,094,136	754,628,345
Fidelity Series Emerging Markets Fund	9,687,938	160,916,646
Fidelity Southeast Asia Fund	1,345,556	33,235,231
TOTAL INTERNATIONAL EQUITY FUNDS		2,221,805,546
TOTAL EQUITY FUNDS (Cost $12,171,838,397)		11,150,894,581
Fixed-Income Funds - 20.5%
	Shares	Value
High Yield Fixed-Income Funds - 7.6%
Fidelity Capital & Income Fund	67,360,525	$ 551,009,091
Fidelity High Income Fund	63,620,176	518,504,438
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,069,513,529
Investment Grade Fixed-Income Funds - 12.9%
Fidelity Inflation-Protected Bond Fund	217,367	2,178,020
Fidelity Series Investment Grade Bond Fund	99,390,358	1,136,031,795
Fidelity Strategic Real Return Fund	43,883,981	365,114,719
Fidelity Total Bond Fund	28,802,486	300,985,978
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,804,310,512
TOTAL FIXED-INCOME FUNDS (Cost $2,881,173,101)		2,873,824,041
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $15,053,011,498)		$ 14,024,718,622
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $175,742,492 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $343,702,351 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $15,053,011,498) - See accompanying schedule		$ 14,024,718,622
Cash		59
Receivable for investments sold		229,195
Receivable for fund shares sold		17,490,200
Other receivables		26,630
Total assets		14,042,464,706

Liabilities
Payable for investments purchased	$ 7,081,696
Payable for fund shares redeemed	10,637,812
Other payables and accrued expenses	26,633
Total liabilities		17,746,141

Net Assets		$ 14,024,718,565
Net Assets consist of:
Paid in capital		$ 16,028,565,471
Undistributed net investment income		74,436,957
Accumulated undistributed net realized gain (loss) on investments		(1,049,990,987)
Net unrealized appreciation (depreciation) on investments		(1,028,292,876)
Net Assets, for 1,152,919,304 shares outstanding		$ 14,024,718,565
Net Asset Value, offering price and redemption price per share ($14,024,718,565 ÷ 1,152,919,304 shares)		$ 12.16

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 81,997,551

Expenses
Independent trustees' compensation	$ 20,328
Total expenses before reductions	20,328
Expense reductions	(20,328)	-
Net investment income (loss)		81,997,551
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(447,007,466)
Change in net unrealized appreciation (depreciation) on: Underlying funds		3,971,881,395
Net gain (loss)		3,524,873,929
Net increase (decrease) in net assets resulting from operations		$ 3,606,871,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,997,551	$ 270,588,071
Net realized gain (loss)	(447,007,466)	(552,847,773)
Change in net unrealized appreciation (depreciation)	3,971,881,395	(4,886,743,804)
Net increase (decrease) in net assets resulting from operations	3,606,871,480	(5,169,003,506)
Distributions to shareholders from net investment income	(43,932,963)	(267,331,657)
Distributions to shareholders from net realized gain	-	(539,880,032)
Total distributions	(43,932,963)	(807,211,689)
Share transactions Proceeds from sales of shares	1,755,916,026	4,346,782,800
Reinvestment of distributions	43,869,616	806,106,328
Cost of shares redeemed	(1,023,345,909)	(2,938,074,652)
Net increase (decrease) in net assets resulting from share transactions	776,439,733	2,214,814,476
Total increase (decrease) in net assets	4,339,378,250	(3,761,400,719)

Net Assets
Beginning of period	9,685,340,315	13,446,741,034
End of period (including undistributed net investment income of $74,436,957 and undistributed net investment income of $36,372,369, respectively)	$ 14,024,718,565	$ 9,685,340,315
Other Information Shares
Sold	164,612,538	374,817,642
Issued in reinvestment of distributions	4,391,170	62,924,841
Redeemed	(95,478,399)	(253,721,173)
Net increase (decrease)	73,525,309	184,021,310

Financial Highlights

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 15.02	$ 16.36	$ 15.82	$ 13.81	$ 13.27
Income from Investment Operations
Net investment income (loss) D	.07	.27	.28	.24	.22	.20
Net realized and unrealized gain (loss)	3.16	(5.46)	(.63)	1.21	2.09	.56
Total from investment operations	3.23	(5.19)	(.35)	1.45	2.31	.76
Distributions from net investment income	(.04)	(.27)	(.27)	(.21)	(.19)	(.22)
Distributions from net realized gain	-	(.59)	(.72)	(.70)	(.11)	-
Total distributions	(.04) G	(.86)	(.99)	(.91)	(.30)	(.22)
Net asset value, end of period	$ 12.16	$ 8.97	$ 15.02	$ 16.36	$ 15.82	$ 13.81
Total Return B,C	36.11%	(36.25)%	(2.65)%	9.40%	16.86%	5.72%
Ratios to Average Net Assets E,F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	1.36% A	2.29%	1.72%	1.51%	1.48%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,024,719	$ 9,685,340	$ 13,446,741	$ 11,878,413	$ 8,550,504	$ 5,856,816
Portfolio turnover rate	19% A	23%	36%	6%	5%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.04 per share is comprised of distributions from net investment income of $.040 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.1	3.1
Fidelity Disciplined Equity Fund	11.8	12.3
Fidelity Equity-Income Fund	10.1	10.7
Fidelity Growth Company Fund	9.9	9.7
Fidelity Series 100 Index Fund	7.8	8.6
Fidelity Series All-Sector Equity Fund	9.4	7.5
Fidelity Series Large Cap Value Fund	10.8	6.6
Fidelity Series Small Cap Opportunities Fund	1.7	1.7
Fidelity Small Cap Growth Fund	1.0	1.0
Fidelity Small Cap Value Fund	1.0	1.0
Fidelity Value Fund	0.0	3.5
	66.6	65.7
International Equity Funds
Fidelity Diversified International Fund	5.7	5.7
Fidelity Europe Fund	3.0	3.1
Fidelity Japan Fund	0.8	1.0
Fidelity Overseas Fund	5.7	5.6
Fidelity Series Emerging Markets Fund	1.2	0.6
Fidelity Southeast Asia Fund	0.3	0.3
	16.7	16.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.9	3.8
Fidelity High Income Fund	3.6	3.9
	7.5	7.7
Investment Grade Fixed-Income Funds
Fidelity Series Investment Grade Bond Fund	5.8	5.6
Fidelity Strategic Real Return Fund	1.9	1.9
Fidelity Total Bond Fund	1.5	2.3
Fidelity Government Income Fund	0.0	0.5
	9.2	10.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.6%
International Equity Funds	16.7%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	9.2%

Six months ago
Domestic Equity Funds	65.7%
International Equity Funds	16.3%
High Yield Fixed-Income Funds	7.7%
Investment Grade Fixed-Income Funds	10.3%

Expected
Domestic Equity Funds	59.9%
Commodity Funds	3.8%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	2.0%
Investment Grade Fixed-Income Funds	10.0%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom 2035 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.3%
	Shares	Value
Domestic Equity Funds - 66.6%
Fidelity Blue Chip Growth Fund	4,867,592	$ 170,365,714
Fidelity Disciplined Equity Fund	32,246,904	655,257,079
Fidelity Equity-Income Fund	14,788,964	562,572,181
Fidelity Growth Company Fund	8,541,722	550,172,302
Fidelity Series 100 Index Fund	56,369,271	432,352,310
Fidelity Series All-Sector Equity Fund	44,930,875	523,444,696
Fidelity Series Large Cap Value Fund	52,172,405	603,634,730
Fidelity Series Small Cap Opportunities Fund	12,680,813	97,769,066
Fidelity Small Cap Growth Fund (a)	4,718,221	55,816,549
Fidelity Small Cap Value Fund	4,612,247	56,730,634
TOTAL DOMESTIC EQUITY FUNDS		3,708,115,261
International Equity Funds - 16.7%
Fidelity Diversified International Fund	11,557,565	317,024,008
Fidelity Europe Fund	5,777,276	168,754,227
Fidelity Japan Fund	4,409,077	45,942,580
Fidelity Overseas Fund	10,129,414	317,253,232
Fidelity Series Emerging Markets Fund	4,041,302	67,126,032
Fidelity Southeast Asia Fund	554,715	13,701,452
TOTAL INTERNATIONAL EQUITY FUNDS		929,801,531
TOTAL EQUITY FUNDS (Cost $5,038,215,210)		4,637,916,792
Fixed-Income Funds - 16.7%
	Shares	Value
High Yield Fixed-Income Funds - 7.5%
Fidelity Capital & Income Fund	26,591,134	$ 217,515,473
Fidelity High Income Fund	25,046,013	204,125,006
TOTAL HIGH YIELD FIXED-INCOME FUNDS		421,640,479
Investment Grade Fixed-Income Funds - 9.2%
Fidelity Series Investment Grade Bond Fund	28,227,256	322,637,537
Fidelity Strategic Real Return Fund	12,342,093	102,686,217
Fidelity Total Bond Fund	8,221,714	85,916,911
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		511,240,665
TOTAL FIXED-INCOME FUNDS (Cost $928,334,516)		932,881,144
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,966,549,726)		$ 5,570,797,936
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $97,863,769 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $84,903,344 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $5,966,549,726) - See accompanying schedule		$ 5,570,797,936
Receivable for investments sold		8,430
Receivable for fund shares sold		11,065,048
Total assets		5,581,871,414

Liabilities
Payable to custodian bank	$ 133
Payable for investments purchased	6,103,592
Payable for fund shares redeemed	4,969,774
Total liabilities		11,073,499

Net Assets		$ 5,570,797,915
Net Assets consist of:
Paid in capital		$ 6,284,071,078
Undistributed net investment income		28,257,835
Accumulated undistributed net realized gain (loss) on investments		(345,779,208)
Net unrealized appreciation (depreciation) on investments		(395,751,790)
Net Assets, for 554,044,143 shares outstanding		$ 5,570,797,915
Net Asset Value, offering price and redemption price per share ($5,570,797,915 ÷ 554,044,143 shares)		$ 10.05

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 28,132,960

Expenses
Independent trustees' compensation	$ 7,655
Total expenses before reductions	7,655
Expense reductions	(7,655)	-
Net investment income (loss)		28,132,960
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(133,387,988)
Change in net unrealized appreciation (depreciation) on: Underlying funds		1,516,063,085
Net gain (loss)		1,382,675,097
Net increase (decrease) in net assets resulting from operations		$ 1,410,808,057

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,132,960	$ 85,703,102
Net realized gain (loss)	(133,387,988)	(200,159,031)
Change in net unrealized appreciation (depreciation)	1,516,063,085	(1,626,321,311)
Net increase (decrease) in net assets resulting from operations	1,410,808,057	(1,740,777,240)
Distributions to shareholders from net investment income	(10,103,218)	(82,310,020)
Distributions to shareholders from net realized gain	(2,525,826)	(144,516,516)
Total distributions	(12,629,044)	(226,826,536)
Share transactions Proceeds from sales of shares	950,268,084	2,224,664,186
Reinvestment of distributions	12,619,990	226,695,516
Cost of shares redeemed	(366,299,899)	(822,702,432)
Net increase (decrease) in net assets resulting from share transactions	596,588,175	1,628,657,270
Total increase (decrease) in net assets	1,994,767,188	(338,946,506)

Net Assets
Beginning of period	3,576,030,727	3,914,977,233
End of period (including undistributed net investment income of $28,257,835 and undistributed net investment income of $10,228,093, respectively)	$ 5,570,797,915	$ 3,576,030,727
Other Information Shares
Sold	108,267,571	234,638,302
Issued in reinvestment of distributions	1,535,278	21,849,305
Redeemed	(41,557,327)	(86,270,500)
Net increase (decrease)	68,245,522	170,217,107

Financial Highlights

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 12.41	$ 13.48	$ 12.89	$ 11.22	$ 10.69
Income from Investment Operations
Net investment income (loss) D	.05	.22	.23	.19	.18	.17
Net realized and unrealized gain (loss)	2.67	(4.63)	(.57)	1.01	1.73	.49
Total from investment operations	2.72	(4.41)	(.34)	1.20	1.91	.66
Distributions from net investment income	(.02)	(.20)	(.21)	(.17)	(.13)	(.13)
Distributions from net realized gain	(.01)	(.44)	(.52)	(.44)	(.11)	-
Total distributions	(.03) G	(.64)	(.73)	(.61)	(.24)	(.13)
Net asset value, end of period	$ 10.05	$ 7.36	$ 12.41	$ 13.48	$ 12.89	$ 11.22
Total Return B,C	36.96%	(37.11)%	(3.00)%	9.51%	17.18%	6.12%
Ratios to Average Net Assets E,F
Expenses before reductions	.00% A	.00%	.00%	.00%	.00%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	1.21% A	2.24%	1.70%	1.50%	1.48%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,570,798	$ 3,576,031	$ 3,914,977	$ 2,553,737	$ 1,155,906	$ 352,091
Portfolio turnover rate	12% A	20%	28%	3%	1%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.03 per share is comprised of distributions from net investment income of $.020 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.1	3.2
Fidelity Disciplined Equity Fund	12.0	12.3
Fidelity Equity-Income Fund	10.3	11.5
Fidelity Growth Company Fund	10.1	9.7
Fidelity Series 100 Index Fund	7.9	9.3
Fidelity Series All-Sector Equity Fund	9.5	7.0
Fidelity Series Large Cap Value Fund	11.0	6.2
Fidelity Series Small Cap Opportunities Fund	1.8	1.7
Fidelity Small Cap Growth Fund	1.0	1.0
Fidelity Small Cap Value Fund	1.0	1.0
Fidelity Value Fund	0.0	4.0
	67.7	66.9
International Equity Funds
Fidelity Diversified International Fund	5.8	5.7
Fidelity Europe Fund	3.1	3.6
Fidelity Japan Fund	0.8	1.2
Fidelity Overseas Fund	5.8	5.5
Fidelity Series Emerging Markets Fund	1.2	0.4
Fidelity Southeast Asia Fund	0.2	0.3
	16.9	16.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.8	4.9
Fidelity High Income Fund	4.6	5.2
	9.4	10.1
Investment Grade Fixed-Income Funds
Fidelity Series Investment Grade Bond Fund	3.8	3.6
Fidelity Strategic Real Return Fund	1.2	1.2
Fidelity Total Bond Fund	1.0	1.2
Fidelity Government Income Fund	0.0	0.3
	6.0	6.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.7%
International Equity Funds	16.9%
High Yield Fixed-Income Funds	9.4%
Investment Grade Fixed-Income Funds	6.0%

Six months ago
Domestic Equity Funds	66.9%
International Equity Funds	16.7%
High Yield Fixed-Income Funds	10.1%
Investment Grade Fixed-Income Funds	6.3%

Expected
Domestic Equity Funds	60.7%
Commodity Funds	4.0%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.0%
Investment Grade Fixed-Income Funds	7.4%
High Yield Fixed-Income Funds	8.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value
Domestic Equity Funds - 67.7%
Fidelity Blue Chip Growth Fund	7,193,132	$ 251,759,629
Fidelity Disciplined Equity Fund	47,538,912	965,990,695
Fidelity Equity-Income Fund	21,822,741	830,137,084
Fidelity Growth Company Fund	12,617,409	812,687,301
Fidelity Series 100 Index Fund	83,138,542	637,672,616
Fidelity Series All-Sector Equity Fund	66,063,239	769,636,740
Fidelity Series Large Cap Value Fund	76,902,960	889,767,242
Fidelity Series Small Cap Opportunities Fund	18,727,204	144,386,743
Fidelity Small Cap Growth Fund (a)	6,928,982	81,969,856
Fidelity Small Cap Value Fund	6,803,774	83,686,421
TOTAL DOMESTIC EQUITY FUNDS		5,467,694,327
International Equity Funds - 16.9%
Fidelity Diversified International Fund	16,949,228	464,917,315
Fidelity Europe Fund	8,522,263	248,935,300
Fidelity Japan Fund	6,501,637	67,747,054
Fidelity Overseas Fund	14,832,540	464,555,152
Fidelity Series Emerging Markets Fund	5,936,325	98,602,351
Fidelity Southeast Asia Fund	801,461	19,796,082
TOTAL INTERNATIONAL EQUITY FUNDS		1,364,553,254
TOTAL EQUITY FUNDS (Cost $7,454,369,608)		6,832,247,581
Fixed-Income Funds - 15.4%
	Shares	Value
High Yield Fixed-Income Funds - 9.4%
Fidelity Capital & Income Fund	47,504,601	$ 388,587,637
Fidelity High Income Fund	44,853,061	365,552,448
TOTAL HIGH YIELD FIXED-INCOME FUNDS		754,140,085
Investment Grade Fixed-Income Funds - 6.0%
Fidelity Series Investment Grade Bond Fund	26,876,622	307,199,791
Fidelity Strategic Real Return Fund	11,766,694	97,898,893
Fidelity Total Bond Fund	7,823,197	81,752,408
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		486,851,092
TOTAL FIXED-INCOME FUNDS (Cost $1,259,492,262)		1,240,991,177
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,713,861,870)		$ 8,073,238,758
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $90,976,931 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $160,709,932 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $8,713,861,870) - See accompanying schedule		$ 8,073,238,758
Cash		39
Receivable for investments sold		16,540
Receivable for fund shares sold		13,660,574
Total assets		8,086,915,911

Liabilities
Payable for investments purchased	$ 5,525,627
Payable for fund shares redeemed	8,151,522
Total liabilities		13,677,149

Net Assets		$ 8,073,238,762
Net Assets consist of:
Paid in capital		$ 9,214,643,472
Undistributed net investment income		43,922,097
Accumulated undistributed net realized gain (loss) on investments		(544,703,695)
Net unrealized appreciation (depreciation) on investments		(640,623,112)
Net Assets, for 1,150,781,495 shares outstanding		$ 8,073,238,762
Net Asset Value, offering price and redemption price per share ($8,073,238,762 ÷ 1,150,781,495 shares)		$ 7.02

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 42,559,852
Interest		1
Total income		42,559,853

Expenses
Independent trustees' compensation	$ 11,369
Total expenses before reductions	11,369
Expense reductions	(11,369)	-
Net investment income (loss)		42,559,853
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(245,803,312)
Change in net unrealized appreciation (depreciation) on: Underlying funds		2,330,114,501
Net gain (loss)		2,084,311,189
Net increase (decrease) in net assets resulting from operations		$ 2,126,871,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,559,853	$ 139,495,117
Net realized gain (loss)	(245,803,312)	(279,359,134)
Change in net unrealized appreciation (depreciation)	2,330,114,501	(2,794,544,369)
Net increase (decrease) in net assets resulting from operations	2,126,871,042	(2,934,408,386)
Distributions to shareholders from net investment income	(10,744,203)	(138,458,577)
Distributions to shareholders from net realized gain	(10,744,590)	(276,991,800)
Total distributions	(21,488,793)	(415,450,377)
Share transactions Proceeds from sales of shares	1,263,639,073	2,916,595,155
Reinvestment of distributions	21,450,077	414,693,332
Cost of shares redeemed	(653,535,883)	(1,655,688,497)
Net increase (decrease) in net assets resulting from share transactions	631,553,267	1,675,599,990
Total increase (decrease) in net assets	2,736,935,516	(1,674,258,773)

Net Assets
Beginning of period	5,336,303,246	7,010,562,019
End of period (including undistributed net investment income of $43,922,097 and undistributed net investment income of $12,106,447, respectively)	$ 8,073,238,762	$ 5,336,303,246
Other Information Shares
Sold	206,450,800	438,869,569
Issued in reinvestment of distributions	3,756,502	55,254,584
Redeemed	(106,300,927)	(244,734,846)
Net increase (decrease)	103,906,375	249,389,307

Financial Highlights

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 5.10	$ 8.79	$ 9.68	$ 9.33	$ 8.10	$ 7.75
Income from Investment Operations
Net investment income (loss) D	.04	.15	.16	.14	.13	.11
Net realized and unrealized gain (loss)	1.90	(3.35)	(.42)	.74	1.29	.38
Total from investment operations	1.94	(3.20)	(.26)	.88	1.42	.49
Distributions from net investment income	(.01)	(.15)	(.15)	(.13)	(.10)	(.13)
Distributions from net realized gain	(.01)	(.34)	(.48)	(.40)	(.09)	(.02)
Total distributions	(.02) H	(.49)	(.63)	(.53)	(.19)	(.14) G
Net asset value, end of period	$ 7.02	$ 5.10	$ 8.79	$ 9.68	$ 9.33	$ 8.10
Total Return B, C	38.13%	(38.20)%	(3.29)%	9.68%	17.65%	6.35%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	1.25% A	2.22%	1.66%	1.49%	1.45%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,073,239	$ 5,336,303	$ 7,010,562	$ 5,894,929	$ 3,867,885	$ 2,138,102
Portfolio turnover rate	18% A	17%	37%	4%	4%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.14 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.015 per share. H Total distributions of $.02 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.010 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.1	3.3
Fidelity Disciplined Equity Fund	12.1	13.0
Fidelity Equity-Income Fund	10.4	12.0
Fidelity Growth Company Fund	10.1	10.1
Fidelity Series 100 Index Fund	8.0	6.0
Fidelity Series All-Sector Equity Fund	9.4	7.0
Fidelity Series Large Cap Value Fund	11.2	6.5
Fidelity Series Small Cap Opportunities Fund	1.8	1.8
Fidelity Small Cap Growth Fund	1.0	1.0
Fidelity Small Cap Value Fund	1.0	1.1
Fidelity Value Fund	0.0	5.2
	68.1	67.0
International Equity Funds
Fidelity Diversified International Fund	6.0	6.2
Fidelity Europe Fund	3.1	3.1
Fidelity Japan Fund	0.8	1.0
Fidelity Overseas Fund	5.9	6.1
Fidelity Series Emerging Markets Fund	1.2	0.3
Fidelity Southeast Asia Fund	0.3	0.3
	17.3	17.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.3	5.1
Fidelity High Income Fund	4.9	5.3
	10.2	10.4
Investment Grade Fixed-Income Funds
Fidelity Series Investment Grade Bond Fund	2.8	2.5
Fidelity Strategic Real Return Fund	0.9	0.9
Fidelity Total Bond Fund	0.7	0.7
Fidelity Government Income Fund	0.0	1.5
	4.4	5.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.1%
International Equity Funds	17.3%
High Yield Fixed-Income Funds	10.2%
Investment Grade Fixed-Income Funds	4.4%

Six months ago
Domestic Equity Funds	67.0%
International Equity Funds	17.0%
High Yield Fixed-Income Funds	10.4%
Investment Grade Fixed-Income Funds	5.6%

Expected
Domestic Equity Funds	61.6%
Commodity Funds	4.0%
Developed International Equity Funds	17.3%
Emerging Markets Equity Funds	2.1%
Investment Grade Fixed-Income Funds	5.0%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom 2045 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.4%
	Shares	Value
Domestic Equity Funds - 68.1%
Fidelity Blue Chip Growth Fund	1,527,149	$ 53,450,206
Fidelity Disciplined Equity Fund	10,086,933	204,966,468
Fidelity Equity-Income Fund	4,623,868	175,891,933
Fidelity Growth Company Fund	2,652,216	170,829,233
Fidelity Series 100 Index Fund	17,628,465	135,210,330
Fidelity Series All-Sector Equity Fund	13,781,712	160,556,949
Fidelity Series Large Cap Value Fund	16,482,029	190,697,071
Fidelity Series Small Cap Opportunities Fund	3,993,772	30,791,984
Fidelity Small Cap Growth Fund (a)	1,490,286	17,630,078
Fidelity Small Cap Value Fund	1,443,535	17,755,485
TOTAL DOMESTIC EQUITY FUNDS		1,157,779,737
International Equity Funds - 17.3%
Fidelity Diversified International Fund	3,681,401	100,980,830
Fidelity Europe Fund	1,804,999	52,724,032
Fidelity Japan Fund	1,371,387	14,289,854
Fidelity Overseas Fund	3,201,588	100,273,726
Fidelity Series Emerging Markets Fund	1,256,924	20,877,505
Fidelity Southeast Asia Fund	175,248	4,328,615
TOTAL INTERNATIONAL EQUITY FUNDS		293,474,562
TOTAL EQUITY FUNDS (Cost $1,460,180,892)		1,451,254,299
Fixed-Income Funds - 14.6%
	Shares	Value
High Yield Fixed-Income Funds - 10.2%
Fidelity Capital & Income Fund	11,001,486	$ 89,992,153
Fidelity High Income Fund	10,307,706	84,007,806
TOTAL HIGH YIELD FIXED-INCOME FUNDS		173,999,959
Investment Grade Fixed-Income Funds - 4.4%
Fidelity Series Investment Grade Bond Fund	4,076,637	46,595,961
Fidelity Strategic Real Return Fund	1,879,023	15,633,473
Fidelity Total Bond Fund	1,165,211	12,176,456
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		74,405,890
TOTAL FIXED-INCOME FUNDS (Cost $233,922,530)		248,405,849
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,694,103,422)		$ 1,699,660,148
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $23,238,703 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $13,633,838 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,694,103,422) - See accompanying schedule		$ 1,699,660,148
Receivable for investments sold		10,443
Receivable for fund shares sold		5,237,318
Total assets		1,704,907,909

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	3,602,073
Payable for fund shares redeemed	1,645,735
Total liabilities		5,247,809

Net Assets		$ 1,699,660,100
Net Assets consist of:
Paid in capital		$ 1,752,669,839
Undistributed net investment income		8,203,247
Accumulated undistributed net realized gain (loss) on investments		(66,769,712)
Net unrealized appreciation (depreciation) on investments		5,556,726
Net Assets, for 205,230,529 shares outstanding		$ 1,699,660,100
Net Asset Value, offering price and redemption price per share ($1,699,660,100 ÷ 205,230,529 shares)		$ 8.28

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,276,240

Expenses
Independent trustees' compensation	$ 2,127
Total expenses before reductions	2,127
Expense reductions	(2,127)	-
Net investment income (loss)		8,276,240
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(20,650,340)
Change in net unrealized appreciation (depreciation) on: Underlying funds		429,374,836
Net gain (loss)		408,724,496
Net increase (decrease) in net assets resulting from operations		$ 417,000,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,276,240	$ 18,019,346
Net realized gain (loss)	(20,650,340)	(44,559,358)
Change in net unrealized appreciation (depreciation)	429,374,836	(354,766,707)
Net increase (decrease) in net assets resulting from operations	417,000,736	(381,306,719)
Distributions to shareholders from net investment income	(2,586,269)	(16,295,009)
Distributions to shareholders from net realized gain	-	(20,267,940)
Total distributions	(2,586,269)	(36,562,949)
Share transactions Proceeds from sales of shares	449,158,382	862,439,095
Reinvestment of distributions	2,585,391	36,548,853
Cost of shares redeemed	(113,437,068)	(190,389,551)
Net increase (decrease) in net assets resulting from share transactions	338,306,705	708,598,397
Total increase (decrease) in net assets	752,721,172	290,728,729

Net Assets
Beginning of period	946,938,928	656,210,199
End of period (including undistributed net investment income of $8,203,247 and undistributed net investment income of $2,513,276, respectively)	$ 1,699,660,100	$ 946,938,928
Other Information Shares
Sold	62,356,144	113,838,664
Issued in reinvestment of distributions	384,731	4,489,034
Redeemed	(15,581,144)	(24,356,704)
Net increase (decrease)	47,159,731	93,970,994

Financial Highlights

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 5.99	$ 10.24	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.18	.18	.11
Net realized and unrealized gain (loss)	2.26	(4.00)	(.49)	1.01
Total from investment operations	2.31	(3.82)	(.31)	1.12
Distributions from net investment income	(.02)	(.15)	(.13)	(.07)
Distributions from net realized gain	-	(.28)	(.28)	(.09)
Total distributions	(.02) H	(.43)	(.41)	(.16)
Net asset value, end of period	$ 8.28	$ 5.99	$ 10.24	$ 10.96
Total Return B, C	38.54%	(38.60)%	(3.19)%	11.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	1.23% A	2.29%	1.65%	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,699,660	$ 946,939	$ 656,210	$ 177,837
Portfolio turnover rate	19% A	17%	17%	0% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.2	3.3
Fidelity Disciplined Equity Fund	12.3	13.5
Fidelity Equity-Income Fund	10.5	11.7
Fidelity Growth Company Fund	10.2	10.5
Fidelity Series 100 Index Fund	8.1	6.2
Fidelity Series All-Sector Equity Fund	9.8	7.9
Fidelity Series Large Cap Value Fund	11.5	6.9
Fidelity Series Small Cap Opportunities Fund	1.8	1.9
Fidelity Small Cap Growth Fund	1.0	1.1
Fidelity Small Cap Value Fund	1.1	1.1
Fidelity Value Fund	0.0	4.8
	69.5	68.9
International Equity Funds
Fidelity Diversified International Fund	6.9	7.2
Fidelity Europe Fund	3.6	3.9
Fidelity Japan Fund	1.0	1.2
Fidelity Overseas Fund	6.8	7.0
Fidelity Series Emerging Markets Fund	1.4	0.5
Fidelity Southeast Asia Fund	0.3	0.3
	20.0	20.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.2	5.0
Fidelity High Income Fund	4.9	5.3
	10.1	10.3
Investment Grade Fixed-Income Funds
Fidelity Series Investment Grade Bond Fund	0.2	0.4
Fidelity Strategic Real Return Fund	0.1	0.1
Fidelity Total Bond Fund	0.1	0.1
Fidelity Government Income Fund	0.0	0.1
	0.4	0.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.5%
International Equity Funds	20.0%
High Yield Fixed-Income Funds	10.1%
Investment Grade Fixed-Income Funds	0.4%

Six months ago
Domestic Equity Funds	68.9%
International Equity Funds	20.1%
High Yield Fixed-Income Funds	10.3%
Investment Grade Fixed-Income Funds	0.7%

Expected
Domestic Equity Funds	63.6%
Commodity Funds	4.2%
Developed International Equity Funds	19.4%
Emerging Markets Equity Funds	2.3%
Investment Grade Fixed-Income Funds	0.5%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2009. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom 2050 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.5%
	Shares	Value
Domestic Equity Funds - 69.5%
Fidelity Blue Chip Growth Fund	1,268,675	$ 44,403,638
Fidelity Disciplined Equity Fund	8,396,065	170,608,037
Fidelity Equity-Income Fund	3,847,740	146,368,039
Fidelity Growth Company Fund	2,206,951	142,149,739
Fidelity Series 100 Index Fund	14,673,320	112,544,368
Fidelity Series All-Sector Equity Fund	11,703,073	136,340,804
Fidelity Series Large Cap Value Fund	13,786,750	159,512,702
Fidelity Series Small Cap Opportunities Fund	3,318,832	25,588,194
Fidelity Small Cap Growth Fund (a)	1,232,683	14,582,635
Fidelity Small Cap Value Fund	1,201,232	14,775,150
TOTAL DOMESTIC EQUITY FUNDS		966,873,306
International Equity Funds - 20.0%
Fidelity Diversified International Fund	3,472,331	95,246,039
Fidelity Europe Fund	1,728,648	50,493,813
Fidelity Japan Fund	1,317,568	13,729,056
Fidelity Overseas Fund	3,032,828	94,988,165
Fidelity Series Emerging Markets Fund	1,205,823	20,028,725
Fidelity Southeast Asia Fund	164,784	4,070,158
TOTAL INTERNATIONAL EQUITY FUNDS		278,555,956
TOTAL EQUITY FUNDS (Cost $1,279,466,900)		1,245,429,262
Fixed-Income Funds - 10.5%
	Shares	Value
High Yield Fixed-Income Funds - 10.1%
Fidelity Capital & Income Fund	8,848,635	$ 72,381,833
Fidelity High Income Fund	8,288,772	67,553,490
TOTAL HIGH YIELD FIXED-INCOME FUNDS		139,935,323
Investment Grade Fixed-Income Funds - 0.4%
Fidelity Series Investment Grade Bond Fund	301,183	3,442,524
Fidelity Strategic Real Return Fund	125,468	1,043,891
Fidelity Total Bond Fund	89,182	931,950
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,418,365
TOTAL FIXED-INCOME FUNDS (Cost $138,263,007)		145,353,688
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,417,729,907)		$ 1,390,782,950
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $23,028,339 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $13,228,323 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $1,417,729,907) - See accompanying schedule		$ 1,390,782,950
Receivable for investments sold		15,409
Receivable for fund shares sold		5,648,110
Total assets		1,396,446,469

Liabilities
Payable for investments purchased	$ 3,986,485
Payable for fund shares redeemed	1,677,040
Total liabilities		5,663,525

Net Assets		$ 1,390,782,944
Net Assets consist of:
Paid in capital		$ 1,481,627,412
Undistributed net investment income		5,695,162
Accumulated undistributed net realized gain (loss) on investments		(69,592,673)
Net unrealized appreciation (depreciation) on investments		(26,946,957)
Net Assets, for 170,473,311 shares outstanding		$ 1,390,782,944
Net Asset Value, offering price and redemption price per share ($1,390,782,944 ÷ 170,473,311 shares)		$ 8.16

Statement of Operations

Six months ended September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,780,587

Expenses
Independent trustees' compensation	$ 1,739
Total expenses before reductions	1,739
Expense reductions	(1,739)	-
Net investment income (loss)		5,780,587
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(23,382,720)
Change in net unrealized appreciation (depreciation) on: Underlying funds		367,169,883
Net gain (loss)		343,787,163
Net increase (decrease) in net assets resulting from operations		$ 349,567,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,780,587	$ 14,767,466
Net realized gain (loss)	(23,382,720)	(44,296,819)
Change in net unrealized appreciation (depreciation)	367,169,883	(315,119,131)
Net increase (decrease) in net assets resulting from operations	349,567,750	(344,648,484)
Distributions to shareholders from net investment income	(1,429,540)	(14,432,858)
Distributions to shareholders from net realized gain	(714,771)	(20,004,081)
Total distributions	(2,144,311)	(34,436,939)
Share transactions Proceeds from sales of shares	408,965,998	776,293,233
Reinvestment of distributions	2,140,760	34,359,884
Cost of shares redeemed	(135,696,482)	(288,279,995)
Net increase (decrease) in net assets resulting from share transactions	275,410,276	522,373,122
Total increase (decrease) in net assets	622,833,715	143,287,699

Net Assets
Beginning of period	767,949,229	624,661,530
End of period (including undistributed net investment income of $5,695,162 and undistributed net investment income of $1,344,115, respectively)	$ 1,390,782,944	$ 767,949,229
Other Information Shares
Sold	57,579,971	101,912,372
Issued in reinvestment of distributions	324,850	4,108,690
Redeemed	(18,917,948)	(35,427,969)
Net increase (decrease)	38,986,873	70,593,093

Financial Highlights

Six months ended September 30, 2009

Years ended March 31,

(Unaudited)

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 10.26	$ 10.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.17	.18	.11
Net realized and unrealized gain (loss)	2.30	(4.15)	(.53)	1.02
Total from investment operations	2.34	(3.98)	(.35)	1.13
Distributions from net investment income	(.01)	(.15)	(.12)	(.06)
Distributions from net realized gain	(.01)	(.29)	(.25)	(.09)
Total distributions	(.02) H	(.44)	(.37)	(.15)
Net asset value, end of period	$ 8.16	$ 5.84	$ 10.26	$ 10.98
Total Return B, C	40.04%	(40.19)%	(3.53)%	11.33%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	1.06% A	2.13%	1.59%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,390,783	$ 767,949	$ 624,662	$ 148,033
Portfolio turnover rate	14%A	20%	16%	2%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.02 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2009 (Unaudited)

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund and Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of September 30, 2009, for each Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund, and Freedom 2030 Fund, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom Income	$ 2,661,730,185	$ 106,395,717	$ (142,338,402)	$ (35,942,685)
Freedom 2000	1,730,962,517	70,484,598	(106,566,383)	(36,081,785)
Freedom 2005	1,068,015,369	51,251,443	(119,117,682)	(67,866,239)
Freedom 2010	11,883,321,844	722,701,180	(1,237,990,437)	(515,289,257)
Freedom 2015	8,952,723,554	516,318,911	(1,034,771,807)	(518,452,896)
Freedom 2020	20,940,865,872	1,485,495,452	(2,509,195,189)	(1,023,699,737)
Freedom 2025	9,248,709,643	636,307,079	(1,251,841,346)	(615,534,267)
Freedom 2030	15,137,029,186	1,070,596,621	(2,182,907,185)	(1,112,310,564)
Freedom 2035	5,984,986,899	455,777,847	(869,966,810)	(414,188,963)
Freedom 2040	8,756,203,140	608,244,785	(1,291,209,167)	(682,964,382)
Freedom 2045	1,698,906,863	189,297,452	(188,544,167)	753,285
Freedom 2050	1,425,705,404	148,918,332	(183,840,786)	(34,922,454)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	395,855,707	259,331,286
Freedom 2000	221,517,163	182,999,958
Freedom 2005	143,551,024	101,531,307
Freedom 2010	1,105,023,962	1,182,230,882
Freedom 2015	1,302,097,755	643,156,614
Freedom 2020	2,626,417,497	1,604,316,407
Freedom 2025	1,343,100,299	515,380,693
Freedom 2030	1,955,658,657	1,141,152,215
Freedom 2035	890,677,131	278,584,282
Freedom 2040	1,253,239,475	600,613,845
Freedom 2045	470,006,310	126,009,281
Freedom 2050	357,777,936	78,730,711

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated certain investments of the Funds'. This involved a taxable redemption of each Fund's interest in Fidelity Value Fund for cash and securities in-kind and a non-taxable exchange of those securities for shares of Fidelity Series Large Cap Value Fund. Realized gains and losses on redemptions of the Fidelity Value Fund in connection with the reallocation are presented in the accompanying Statement of Operations as "Realized gain (loss) on sale of underlying fund shares."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

Details of these transactions with the related gain/(loss) for each Fund are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain/(Loss) on redemptions of Value Fund
Freedom Income	$ 22,203,279	$ (23,736,755)
Freedom 2000	17,630,220	(19,380,639)
Freedom 2005	15,852,653	(17,564,561)
Freedom 2010	203,205,814	(221,887,030)
Freedom 2015	147,291,085	(168,198,183)
Freedom 2020	445,747,135	(489,422,156)
Freedom 2025	185,122,756	(207,423,703)
Freedom 2030	376,798,863	(417,900,227)
Freedom 2035	136,742,910	(148,388,856)
Freedom 2040	235,133,392	(259,788,576)
Freedom 2045	54,357,260	(31,826,643)
Freedom 2050	40,849,672	(30,389,168)

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

During the period ended September 30, 2009, this reimbursement reduced each Fund's expenses by the following:

Reimbursement from adviser
Freedom Income	$ 4,170
Freedom 2000	2,746
Freedom 2005	1,539
Freedom 2010	18,096
Freedom 2015	12,403
Freedom 2020	29,523
Freedom 2025	12,184
Freedom 2030	20,328
Freedom 2035	7,655
Freedom 2040	11,369
Freedom 2045	2,127
Freedom 2050	1,739

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Semiannual Report

6. Other - continued

Fund	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2040
Fidelity Disciplined Equity Fund	-	-	17%	-	14%	-
Fidelity Europe Fund	-	-	17%	-	14%	-
Fidelity High Income Fund	-	-	11%	-	-	-
Fidelity Japan Fund	-	-	13%	-	11%	-
Fidelity Overseas Fund	-	-	12%	-	10%	-
Fidelity Series 100 Index Fund	-	-	22%	10%	18%	11%
Fidelity Series All-Sector Equity Fund	-	-	20%	-	17%	11%
Fidelity Series Emerging Markets Fund	-	-	21%	-	18%	11%
Fidelity Series Inflation-Protected Bond Fund	25%	17%	28%	-	-	-
Fidelity Series Investment Grade Bond Fund	19%	14%	25%	-	-	-
Fidelity Series Large Cap Value Fund	-	-	22%	10%	19%	12%
Fidelity Series Small Cap Opportunities Fund	-	-	19%	-	16%	10%
Fidelity Small Cap Growth Fund	-	-	12%	-	11%	-
Fidelity Strategic Real Return Fund	14%	-	18%	-	-	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Capital & Income Fund	30%
Fidelity Disciplined Equity Fund	72%
Fidelity Equity-Income Fund	35%
Fidelity Europe Fund	70%
Fidelity Growth Company Fund	22%
Fidelity High Income Fund	45%
Fidelity Japan Fund	55%
Fidelity Overseas Fund	52%
Fidelity Series 100 Index Fund	94%
Fidelity Series All-Sector Equity Fund	87%
Fidelity Series Emerging Markets Fund	88%
Fidelity Series Inflation-Protected Bond Fund	91%
Fidelity Series Investment Grade Bond Fund	91%
Fidelity Series Large Cap Value Fund	95%
Fidelity Series Small Cap Opportunities Fund	83%
Fidelity Short-Term Bond Fund	29%
Fidelity Small Cap Growth Fund	53%
Fidelity Small Cap Value Fund	37%
Fidelity Strategic Real Return Fund	64%
Fidelity Total Bond Fund	24%

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of TrusteesA
	# of Votes	% of Votes
James C. Curvey
Affirmative	24,643,083,056.59	94.466
Withheld	1,443,637,207.24	5.534
TOTAL	26,086,720,263.83	100.000
Albert R. Gamper, Jr.
Affirmative	24,678,393,003.04	94.601
Withheld	1,408,327,260.79	5.399
TOTAL	26,086,720,263.83	100.000
Abigail P. Johnson
Affirmative	24,649,778,053.86	94.492
Withheld	1,436,942,209.97	5.508
TOTAL	26,086,720,263.83	100.000
Arthur E. Johnson
Affirmative	24,657,479,001.20	94.521
Withheld	1,429,241,262.63	5.479
TOTAL	26,086,720,263.83	100.000
Michael E. Kenneally
Affirmative	24,733,028,000.40	94.811
Withheld	1,353,692,263.43	5.189
TOTAL	26,086,720,263.83	100.000
James H. Keyes
Affirmative	24,701,338,835.40	94.689
Withheld	1,385,381,428.43	5.311
TOTAL	26,086,720,263.83	100.000
Marie L. Knowles
Affirmative	24,607,022,984.88	94.328
Withheld	1,479,697,278.95	5.672
TOTAL	26,086,720,263.83	100.000
Kenneth L. Wolfe
Affirmative	24,549,568,568.96	94.108
Withheld	1,537,151,694.87	5.892
TOTAL	26,086,720,263.83	100.000
PROPOSAL 3

For Fidelity Freedom 2010, a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgement of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

	# of Votes	% of Votes
Affirmative	1,012,329,777.92	21.757
Against	3,354,101,166.20	72.088
Abstain	251,186,498.13	5.398
Broker Non-Votes	35,202,637.19	0.757
TOTAL	4,652,820,079.44	100.000
PROPOSAL 3

For Fidelity Freedom 2020, a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgement of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

	# of Votes	% of Votes
Affirmative	1,361,436,080.45	23.359
Against	4,118,994,592.12	70.673
Abstain	316,897,927.77	5.437
Broker Non-Votes	30,956,365.90	0.531
TOTAL	5,828,284,966.24	100.000
PROPOSAL 3

For Fidelity Freedom 2025, Fidelity Freedom 2030, Fidelity Freedom 2040, Fidelity Freedom 2045, and Fidelity Freedom 2050 a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgment of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

Each fund did not achieve quorum with respect to this proposal, and therefore no action was taken at the meeting and subsequent adjournments. Because sufficient votes in favor of the proposal were not received, on August 14, 2009, the proxies in their discretion determined not to adjourn the meeting further on this item.

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue each fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination to renew the Advisory Contracts, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a proprietary custom index over multiple periods, as available. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For each of Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, and Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark").

Because each of Freedom 2045 Fund and Freedom 2050 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the fund's total return and the total return of a proprietary custom index ("benchmark").

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations (for each fund other than Freedom Income Fund).

Freedom 2000 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying funds. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Freedom 2005 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Freedom 2010 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2015 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Freedom 2020 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Freedom 2025 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Freedom 2030 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2035 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Freedom 2040 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance during 2009.

Semiannual Report

Freedom 2045 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom 2050 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Income Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying funds. The Board also reviewed the fund's performance during 2009.

For each fund, the Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Freedom 2000 Fund

Freedom 2005 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2010 Fund

Freedom 2015 Fund

Semiannual Report

Freedom 2020 Fund

Freedom 2025 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2030 Fund

Freedom 2035 Fund

Semiannual Report

Freedom 2040 Fund

Freedom 2045 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2050 Fund

Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that, for Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund and Freedom Income Fund, it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

The Board noted that, for each of Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund and Freedom Income Fund, the management fee shown in 2004 reflects the fund's previous all-inclusive management fee. For a more meaningful comparison of management fees in 2004, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from a fund's all-inclusive fee. In this regard, the Board realizes that non-management expenses may have exceeded a fund's all-inclusive fee and resulted in a negative net management fee.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each fund's total expenses, the Board considered that the funds do not pay transfer agency fees. Instead, each underlying fund (or the retail class of the underlying fund, if that underlying fund offers multiple classes of shares) bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FF-USAN-1109
1.792160.106

Fidelity Freedom KSM Funds -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Semiannual Report

September 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Freedom KSM Income	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom KSM 2000	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom KSM 2005	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom KSM 2010	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom KSM 2015	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom KSM 2020	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom KSM 2025	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom KSM 2030	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom KSM 2035	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom KSM 2040	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom KSM 2045	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom KSM 2050	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Semiannual Report

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Note to Shareholders:

Fidelity is making several important changes to the Freedom K Funds' investment policies, underlying fund lineup and Composite benchmarks.

First, in conjunction with updates to Fidelity's planning and guidance methodology, the Freedom K Funds will begin to increase their target exposure to international equity funds - as a percentage of their total exposure to equity funds - to 30% from approximately 20% currently.

In addition, the Freedom K Funds will seek further diversification benefits by investing in two new underlying funds with dedicated exposure to commodities and Treasury Inflation-Protected Securities (TIPS) - Fidelity® Series Commodity Strategy Fund and Fidelity Series Inflation-Protected Bond Index Fund.

Lastly, Fidelity will alter the Freedom K Funds' Composite benchmarks going forward by eliminating the high-yield fixed-income index component. This change will align the Composite benchmarks for the Freedom K Funds with those used in Fidelity's other portfolio construction tools. Effective October 1, 2009, the following indexes will be used to represent each Fund's asset classes when calculating its Composite benchmark: Domestic Equity: Dow Jones U.S. Total Stock Market IndexSM; International Equity: MSCI® EAFE® Index (Europe, Australasia, Far East); Bond: Barclays Capital U.S. Aggregate Bond Index; and Short-Term: Barclays Capital U.S. 3 Month Treasury Bill Index.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 2, 2009 to September 30, 2009). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2009	Expenses Paid During Period
Freedom K Income	.06%
Actual		$ 1,000.00	$ 1,077.10	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30 C
Freedom K 2000	.06%
Actual		$ 1,000.00	$ 1,081.00	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30 C
Freedom K 2005	.06%
Actual		$ 1,000.00	$ 1,125.00	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30 C
Freedom K 2010	.06%
Actual		$ 1,000.00	$ 1,133.00	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30 C
Freedom K 2015	.06%
Actual		$ 1,000.00	$ 1,138.00	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30 C
Freedom K 2020	.06%
Actual		$ 1,000.00	$ 1,160.00	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30 C
Freedom K 2025	.06%
Actual		$ 1,000.00	$ 1,169.00	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30 C
Freedom K 2030	.06%
Actual		$ 1,000.00	$ 1,181.00	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30 C
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value September 30, 2009	Expenses Paid During Period
Freedom K 2035	.06%
Actual		$ 1,000.00	$ 1,186.00	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30 C
Freedom K 2040	.06%
Actual		$ 1,000.00	$ 1,191.00	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30 C
Freedom K 2045	.06%
Actual		$ 1,000.00	$ 1,193.00	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30 C
Freedom K 2050	.06%
Actual		$ 1,000.00	$ 1,199.00	$ .16 B
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .30 C

A 5% return per year before expenses

B Actual expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period July 2, 2009 to September 30, 2009).

C Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom K Income Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2009
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.0
Fidelity Capital & Income Fund Class F	2.8
Fidelity Disciplined Equity Fund Class F	3.9
Fidelity Equity Income Fund Class F	3.3
Fidelity Growth Company Fund Class F	3.2
Fidelity Series 100 Index Fund	2.5
Fidelity Series All-Sector Equity Fund Class F	3.0
Fidelity Series Large Cap Value Fund Class F	3.4
Fidelity Series Small Cap Opportunities Fund Class F	0.6
Fidelity Small Cap Growth Fund Class F	0.3
Fidelity Small Cap Value Fund Class F	0.3
24.3
High Yield Fixed-Income Funds
Fidelity High Income Fund Class F	2.6
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund Class F	0.5
Fidelity Series Investment Grade Bond Fund Class F	22.0
Fidelity Short Term Bond Fund Class F	19.1
Fidelity Strategic Real Return Fund Class F	7.2
Fidelity Total Bond Fund Class F	5.8
54.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	18.5
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	24.3%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	54.6%
Short-Term Funds	18.5%

Expected
Domestic Equity Funds	16.9%
Commodity Funds	0.8%
Developed International Equity Funds	2.1%
Emerging Markets Equity Funds	0.2%
Investment Grade Fixed-Income Funds	29.9%
Inflation-Protected Fixed-Income Funds	5.1%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	40.0%

The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom K Income Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 24.3%
	Shares	Value
Domestic Equity Funds - 24.3%
Fidelity Blue Chip Growth Fund Class F	154	$ 5,384
Fidelity Capital & Income Fund Class F	1,866	15,264
Fidelity Disciplined Equity Fund Class F	1,016	20,672
Fidelity Equity Income Fund Class F	466	17,756
Fidelity Growth Company Fund Class F	269	17,339
Fidelity Series 100 Index Fund	1,772	13,592
Fidelity Series All-Sector Equity Fund Class F	1,361	15,870
Fidelity Series Large Cap Value Fund Class F	1,582	18,322
Fidelity Series Small Cap Opportunities Fund Class F	397	3,058
Fidelity Small Cap Growth Fund Class F (a)	150	1,782
Fidelity Small Cap Value Fund Class F	141	1,735
TOTAL EQUITY FUNDS (Cost $108,782)		130,774
Fixed-Income Funds - 57.2%

High Yield Fixed-Income Funds - 2.6%
Fidelity High Income Fund Class F	1,755	14,304
Investment Grade Fixed-Income Funds - 54.6%
Fidelity Inflation-Protected Bond Fund Class F	272	2,727
Fidelity Series Investment Grade Bond Fund Class F	10,381	118,652
Fidelity Short Term Bond Fund Class F	12,407	102,726
Fidelity Strategic Real Return Fund Class F	4,638	38,585
Fidelity Total Bond Fund Class F	2,995	31,302
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		293,992
TOTAL FIXED-INCOME FUNDS (Cost $295,462)		308,296
Short-Term Funds - 18.5%

Fidelity Institutional Money Market Portfolio Class F (Cost $99,418)	99,418	99,418
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $503,662)		$ 538,488
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K Income Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $503,662) - See accompanying schedule	$ 538,488

Liabilities
Transfer agent fee payable	22

Net Assets	$ 538,466
Net Assets consist of:
Paid in capital	$ 501,501
Undistributed net investment income	1,584
Accumulated undistributed net realized gain (loss) on investments	555
Net unrealized appreciation (depreciation) on investments	34,826
Net Assets, for 50,144 shares outstanding	$ 538,466
Net Asset Value, offering price and redemption price per share ($538,466 ÷ 50,144 shares)	$ 10.74

Statement of Operations

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds	$ 3,160

Expenses
Transfer agent fees	75
Net investment income (loss)	3,085
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	555
Change in net unrealized appreciation (depreciation) on: Underlying funds	34,826
Net gain (loss)	35,381
Net increase (decrease) in net assets resulting from operations	$ 38,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,085
Net realized gain (loss)	555
Change in net unrealized appreciation (depreciation)	34,826
Net increase (decrease) in net assets resulting from operations	38,466
Distributions to shareholders from net investment income	(1,501)
Share transactions Proceeds from sales of shares	500,000
Reinvestment of distributions	1,501
Net increase (decrease) in net assets resulting from share transactions	501,501
Total increase (decrease) in net assets	538,466

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,584)	$ 538,466
Other Information Shares
Sold	50,000
Issued in reinvestment of distributions	144
Net increase (decrease)	50,144

Financial Highlights

Period ended September 30, 2009

(Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.71
Total from investment operations	.77
Distributions from net investment income	(.03)
Net asset value, end of period	$ 10.74
Total Return B	7.71%
Ratios to Average Net Assets D, F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 538
Portfolio turnover rate	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to September 30, 2009. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2000 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2009
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.1
Fidelity Capital & Income Fund Class F	2.8
Fidelity Disciplined Equity Fund Class F	4.3
Fidelity Equity Income Fund Class F	3.7
Fidelity Growth Company Fund Class F	3.6
Fidelity Series 100 Index Fund	2.9
Fidelity Series All-Sector Equity Fund Class F	3.3
Fidelity Series Large Cap Value Fund Class F	3.8
Fidelity Series Small Cap Opportunities Fund Class F	0.6
Fidelity Small Cap Growth Fund Class F	0.4
Fidelity Small Cap Value Fund Class F	0.4
26.9
International Equity Funds
Fidelity Diversified International Fund Class F	0.1
Fidelity Europe Fund Class F	0.0
Fidelity Japan Fund Class F	0.0
Fidelity Overseas Fund Class F	0.1
Fidelity Series Emerging Markets Fund Class F	0.0
0.2
High Yield Fixed-Income Funds
Fidelity High Income Fund Class F	2.6
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund Class F	0.5
Fidelity Series Investment Grade Bond Fund Class F	20.6
Fidelity Short Term Bond Fund Class F	18.8
Fidelity Strategic Real Return Fund Class F	6.7
Fidelity Total Bond Fund Class F	5.5
52.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	18.2
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	26.9%
International Equity Funds	0.2%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	52.1%
Short-Term Funds	18.2%

Expected
Domestic Equity Funds	18.2%
Commodity Funds	1.0%
Developed International Equity Funds	2.2%
Emerging Markets Equity Funds	0.3%
Investment Grade Fixed-Income Funds	28.6%
Inflation-Protected Fixed-Income Funds	4.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	39.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom K 2000 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 27.1%
	Shares	Value
Domestic Equity Funds - 26.9%
Fidelity Blue Chip Growth Fund Class F	175	$ 6,112
Fidelity Capital & Income Fund Class F	1,867	15,270
Fidelity Disciplined Equity Fund Class F	1,142	23,236
Fidelity Equity Income Fund Class F	525	20,003
Fidelity Growth Company Fund Class F	304	19,579
Fidelity Series 100 Index Fund	2,001	15,351
Fidelity Series All-Sector Equity Fund Class F	1,523	17,763
Fidelity Series Large Cap Value Fund Class F	1,776	20,563
Fidelity Series Small Cap Opportunities Fund Class F	449	3,462
Fidelity Small Cap Growth FundClass F (a)	172	2,040
Fidelity Small Cap Value Fund Class F	161	1,977
TOTAL DOMESTIC EQUITY FUNDS		145,356
International Equity Funds - 0.2%
Fidelity Diversified International Fund Class F	13	344
Fidelity Europe Fund Class F	4	123
Fidelity Japan Fund Class F	5	53
Fidelity Overseas Fund Class F	10	320
Fidelity Series Emerging Markets Fund Class F	4	62
TOTAL INTERNATIONAL EQUITY FUNDS		902
TOTAL EQUITY FUNDS (Cost $121,645)		146,258
Fixed-Income Funds - 54.7%
	Shares	Value
High Yield Fixed-Income Funds - 2.6%
Fidelity High Income Fund Class F	1,758	$ 14,330
Investment Grade Fixed-Income Funds - 52.1%
Fidelity Inflation-Protected Bond Fund Class F	263	2,636
Fidelity Series Investment Grade Bond Fund Class F	9,725	111,160
Fidelity Short Term Bond Fund Class F	12,297	101,816
Fidelity Strategic Real Return FundClass F	4,327	36,003
Fidelity Total Bond Fund Class F	2,839	29,669
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		281,284
TOTAL FIXED-INCOME FUNDS (Cost $283,401)		295,614
Short-Term Funds - 18.2%

Fidelity Institutional Money Market Portfolio Class F (Cost $98,503)	98,503	98,503
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $503,549)		$ 540,375
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2000 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $503,549) - See accompanying schedule	$ 540,375

Liabilities
Transfer agent fee payable	21

Net Assets	$ 540,354
Net Assets consist of:
Paid in capital	$ 500,000
Undistributed net investment income	2,984
Accumulated undistributed net realized gain (loss) on investments	544
Net unrealized appreciation (depreciation) on investments	36,826
Net Assets, for 50,000 shares outstanding	$ 540,354
Net Asset Value, offering price and redemption price per share ($540,354 ÷ 50,000 shares)	$ 10.81

Statement of Operations

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds	$ 3,059

Expenses
Transfer agent fees	75
Net investment income (loss)	2,984
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	544
Change in net unrealized appreciation (depreciation) on: Underlying funds	36,826
Net gain (loss)	37,370
Net increase (decrease) in net assets resulting from operations	$ 40,354

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,984
Net realized gain (loss)	544
Change in net unrealized appreciation (depreciation)	36,826
Net increase (decrease) in net assets resulting from operations	40,354
Share transactions Proceeds from sales of shares	500,000
Total increase (decrease) in net assets	540,354

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,984)	$ 540,354
Other Information Shares
Sold	50,000

Financial Highlights

Period endedSeptember 30, 2009

(Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.75
Total from investment operations	.81
Net asset value, end of period	$ 10.81
Total Return B	8.10%
Ratios to Average Net Assets D, F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	2.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 540
Portfolio turnover rate	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to September 30, 2009. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2005 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2009
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.8
Fidelity Capital & Income Fund Class F	2.7
Fidelity Disciplined Equity Fund Class F	7.0
Fidelity Equity Income Fund Class F	6.1
Fidelity Growth Company Fund Class F	6.0
Fidelity Series 100 Index Fund	4.7
Fidelity Series All-Sector Equity Fund Class F	5.6
Fidelity Series Large Cap Value Fund Class F	6.5
Fidelity Series Small Cap Opportunities Fund Class F	1.0
Fidelity Small Cap Growth Fund Class F	0.6
Fidelity Small Cap Value Fund Class F	0.6
42.6
International Equity Funds
Fidelity Diversified International Fund Class F	2.9
Fidelity Europe Fund Class F	1.6
Fidelity Japan Fund Class F	0.4
Fidelity Overseas Fund Class F	2.9
Fidelity Series Emerging Markets Fund Class F	0.6
Fidelity Southeast Asia Fund Class F	0.1
8.5
High Yield Fixed-Income Funds
Fidelity High Income Fund Class F	2.6
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund Class F	0.4
Fidelity Series Investment Grade Bond Fund Class F	19.7
Fidelity Short Term Bond Fund Class F	7.4
Fidelity Strategic Real Return Fund Class F	6.4
Fidelity Total Bond Fund Class F	5.2
39.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	7.2
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.6%
International Equity Funds	8.5%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	39.1%
Short-Term Funds	7.2%

Expected
Domestic Equity Funds	33.0%
Commodity Funds	2.0%
Developed International Equity Funds	8.1%
Emerging Markets Equity Funds	1.0%
Investment Grade Fixed-Income Funds	27.7%
Inflation-Protected Fixed-Income Funds	4.3%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	18.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom K 2005 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.1%
	Shares	Value
Domestic Equity Funds - 42.6%
Fidelity Blue Chip Growth Fund Class F	295	$ 10,319
Fidelity Capital & Income Fund Class F	1,879	15,366
Fidelity Disciplined Equity Fund Class F	1,950	39,672
Fidelity Equity Income Fund Class F	896	34,098
Fidelity Growth Company Fund Class F	520	33,497
Fidelity Series 100 Index Fund	3,418	26,215
Fidelity Series All-Sector Equity Fund Class F	2,709	31,589
Fidelity Series Large Cap Value Fund Class F	3,141	36,368
Fidelity Series Small Cap Opportunities Fund Class F	762	5,876
Fidelity Small Cap Growth Fund Class F (a)	286	3,385
Fidelity Small Cap Value Fund Class F	275	3,379
TOTAL DOMESTIC EQUITY FUNDS		239,764
International Equity Funds - 8.5%
Fidelity Diversified International Fund Class F	597	16,396
Fidelity Europe Fund Class F	296	8,661
Fidelity Japan Fund Class F	224	2,336
Fidelity Overseas Fund Class F	520	16,311
Fidelity Series Emerging Markets Fund Class F	206	3,420
Fidelity Southeast Asia Fund Class F	28	694
TOTAL INTERNATIONAL EQUITY FUNDS		47,818
TOTAL EQUITY FUNDS (Cost $239,305)		287,582
Fixed-Income Funds - 41.7%
	Shares	Value
High Yield Fixed-Income Funds - 2.6%
Fidelity High Income Fund Class F	1,774	$ 14,455
Investment Grade Fixed-Income Funds - 39.1%
Fidelity Inflation-Protected Bond Fund Class F	245	2,450
Fidelity Series Investment Grade Bond Fund Class F	9,694	110,805
Fidelity Short Term Bond Fund Class F	5,020	41,569
Fidelity Strategic Real Return Fund Class F	4,349	36,184
Fidelity Total Bond Fund Class F	2,793	29,186
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		220,194
TOTAL FIXED-INCOME FUNDS (Cost $223,629)		234,649
Short-Term Funds - 7.2%

Fidelity Institutional Money Market Portfolio Class F (Cost $40,227)	40,227	40,227
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $503,161)		$ 562,458
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2005 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $503,161) - See accompanying schedule	$ 562,458

Liabilities
Transfer agent fee payable	23

Net Assets	$ 562,435
Net Assets consist of:
Paid in capital	$ 500,000
Undistributed net investment income	2,571
Accumulated undistributed net realized gain (loss) on investments	567
Net unrealized appreciation (depreciation) on investments	59,297
Net Assets, for 50,000 shares outstanding	$ 562,435
Net Asset Value, offering price and redemption price per share ($562,435 ÷ 50,000 shares)	$ 11.25

Statement of Operations

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds	$ 2,648

Expenses
Transfer agent fees	77
Net investment income (loss)	2,571
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	567
Change in net unrealized appreciation (depreciation) on: Underlying funds	59,297
Net gain (loss)	59,864
Net increase (decrease) in net assets resulting from operations	$ 62,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,571
Net realized gain (loss)	567
Change in net unrealized appreciation (depreciation)	59,297
Net increase (decrease) in net assets resulting from operations	62,435
Share transactions Proceeds from sales of shares	500,000
Total increase (decrease) in net assets	562,435

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,571)	$ 562,435
Other Information Shares
Sold	50,000

Financial Highlights

Period ended September 30, 2009

(Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	1.20
Total from investment operations	1.25
Net asset value, end of period	$ 11.25
Total Return B	12.50%
Ratios to Average Net Assets D, F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 562
Portfolio turnover rate	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to September 30, 2009. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2010 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2009
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.0
Fidelity Capital & Income Fund Class F	2.7
Fidelity Disciplined Equity Fund Class F	7.4
Fidelity Equity Income Fund Class F	6.4
Fidelity Growth Company Fund Class F	6.2
Fidelity Series 100 Index Fund	4.9
Fidelity Series All-Sector Equity Fund Class F	5.8
Fidelity Series Large Cap Value Fund Class F	6.7
Fidelity Series Small Cap Opportunities Fund Class F	1.1
Fidelity Small Cap Growth Fund Class F	0.6
Fidelity Small Cap Value Fund Class F	0.6
44.4
International Equity Funds
Fidelity Diversified International Fund Class F	3.6
Fidelity Europe Fund Class F	1.9
Fidelity Japan Fund Class F	0.5
Fidelity Overseas Fund Class F	3.6
Fidelity Series Emerging Markets Fund Class F	0.8
Fidelity Southeast Asia Fund Class F	0.1
10.5
High Yield Fixed-Income Funds
Fidelity High Income Fund Class F	2.6
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund Class F	0.5
Fidelity Series Investment Grade Bond Fund Class F	20.7
Fidelity Short Term Bond Fund Class F	4.7
Fidelity Strategic Real Return Fund Class F	6.7
Fidelity Total Bond Fund Class F	5.4
38.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	4.5
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.4%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	38.0%
Short-Term Funds	4.5%

Expected
Domestic Equity Funds	36.1%
Commodity Funds	2.3%
Developed International Equity Funds	10.2%
Emerging Markets Equity Funds	1.2%
Investment Grade Fixed-Income Funds	30.4%
Inflation-Protected Fixed-Income Funds	4.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom K 2010 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.9%
	Shares	Value
Domestic Equity Funds - 44.4%
Fidelity Blue Chip Growth Fund Class F	314	$ 10,981
Fidelity Capital & Income Fund Class F	1,889	15,453
Fidelity Disciplined Equity Fund Class F	2,057	41,846
Fidelity Equity Income Fund Class F	945	35,961
Fidelity Growth Company Fund Class F	548	35,290
Fidelity Series 100 Index Fund	3,600	27,613
Fidelity Series All-Sector Equity Fund Class F	2,820	32,880
Fidelity Series Large Cap Value Fund Class F	3,276	37,940
Fidelity Series Small Cap Opportunities Fund Class F	804	6,198
Fidelity Small Cap Growth Fund Class F (a)	302	3,576
Fidelity Small Cap Value Fund Class F	290	3,566
TOTAL DOMESTIC EQUITY FUNDS		251,304
International Equity Funds - 10.5%
Fidelity Diversified International Fund Class F	740	20,330
Fidelity Europe Fund Class F	372	10,871
Fidelity Japan Fund Class F	280	2,917
Fidelity Overseas Fund Class F	643	20,164
Fidelity Series Emerging Markets Fund Class F	258	4,293
Fidelity Southeast Asia Fund Class F	35	869
TOTAL INTERNATIONAL EQUITY FUNDS		59,444
TOTAL EQUITY FUNDS (Cost $258,636)		310,748
Fixed-Income Funds - 40.6%
	Shares	Value
High Yield Fixed-Income Funds - 2.6%
Fidelity High Income Fund Class F	1,789	$ 14,578
Investment Grade Fixed-Income Funds - 38.0%
Fidelity Inflation-Protected Bond Fund Class F	252	2,527
Fidelity Series Investment Grade Bond Fund Class F	10,250	117,159
Fidelity Short Term Bond Fund Class F	3,221	26,673
Fidelity Strategic Real Return Fund Class F	4,590	38,185
Fidelity Total Bond Fund Class F	2,949	30,815
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		215,359
TOTAL FIXED-INCOME FUNDS (Cost $218,686)		229,937
Short-Term Funds - 4.5%
Fidelity Institutional Money Market Portfolio Class F (Cost $25,799)	25,799	25,799
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $503,121)		$ 566,484
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2010 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $503,121) - See accompanying schedule	$ 566,484

Liabilities
Transfer agent fee payable	23

Net Assets	$ 566,461
Net Assets consist of:
Paid in capital	$ 500,000
Undistributed net investment income	2,559
Accumulated undistributed net realized gain (loss) on investments	539
Net unrealized appreciation (depreciation) on investments	63,363
Net Assets, for 50,000 shares outstanding	$ 566,461
Net Asset Value, offering price and redemption price per share ($566,461 ÷ 50,000 shares)	$ 11.33

Statement of Operations

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds	$ 2,636

Expenses
Transfer agent fees	77
Net investment income (loss)	2,559
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	539
Change in net unrealized appreciation (depreciation) on: Underlying funds	63,363
Net gain (loss)	63,902
Net increase (decrease) in net assets resulting from operations	$ 66,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,559
Net realized gain (loss)	539
Change in net unrealized appreciation (depreciation)	63,363
Net increase (decrease) in net assets resulting from operations	66,461
Share transactions Proceeds from sales of shares	500,000
Total increase (decrease) in net assets	566,461

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,559)	$ 566,461
Other Information Shares
Sold	50,000

Financial Highlights

Period ended September 30, 2009

(Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	1.28
Total from investment operations	1.33
Net asset value, end of period	$ 11.33
Total Return B	13.30%
Ratios to Average Net Assets D, F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 566
Portfolio turnover rate	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to September 30, 2009. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2015 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2009
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.0
Fidelity Capital & Income Fund Class F	2.8
Fidelity Disciplined Equity Fund Class F	7.7
Fidelity Equity Income Fund Class F	6.6
Fidelity Growth Company Fund Class F	6.5
Fidelity Series 100 Index Fund	5.1
Fidelity Series All-Sector Equity Fund Class F	6.1
Fidelity Series Large Cap Value Fund Class F	7.1
Fidelity Series Small Cap Opportunities Fund Class F	1.1
Fidelity Small Cap Growth Fund Class F	0.7
Fidelity Small Cap Value Fund Class F	0.7
46.4
International Equity Funds
Fidelity Diversified International Fund Class F	3.8
Fidelity Europe Fund Class F	2.0
Fidelity Japan Fund Class F	0.5
Fidelity Overseas Fund Class F	3.8
Fidelity Series Emerging Markets Fund Class F	0.8
Fidelity Southeast Asia Fund Class F	0.2
11.1
High Yield Fixed-Income Funds
Fidelity High Income Fund Class F	2.7
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund Class F	0.4
Fidelity Series Investment Grade Bond Fund Class F	20.1
Fidelity Short Term Bond Fund Class F	3.8
Fidelity Strategic Real Return Fund Class F	6.5
Fidelity Total Bond Fund Class F	5.3
36.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.7
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	46.4%
International Equity Funds	11.1%
High Yield Fixed-Income Funds	2.7%
Investment Grade Fixed-Income Funds	36.1%
Short-Term Funds	3.7%

Expected
Domestic Equity Funds	37.4%
Commodity Funds	2.4%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	1.3%
Investment Grade Fixed-Income Funds	30.1%
Inflation-Protected Fixed-Income Funds	4.1%
High Yield Fixed-Income Funds	5.2%
Short-Term Funds	9.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom K 2015 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.5%
	Shares	Value
Domestic Equity Funds - 46.4%
Fidelity Blue Chip Growth Fund Class F	326	$ 11,420
Fidelity Capital & Income Fund Class F	1,985	16,239
Fidelity Disciplined Equity Fund Class F	2,155	43,839
Fidelity Equity Income Fund Class F	989	37,647
Fidelity Growth Company Fund Class F	574	36,966
Fidelity Series 100 Index Fund	3,774	28,947
Fidelity Series All-Sector Equity Fund Class F	2,992	34,884
Fidelity Series Large Cap Value Fund Class F	3,481	40,307
Fidelity Series Small Cap Opportunities Fund Class F	845	6,516
Fidelity Small Cap Growth Fund Class F (a)	316	3,741
Fidelity Small Cap Value Fund Class F	305	3,752
TOTAL DOMESTIC EQUITY FUNDS		264,258
International Equity Funds - 11.1%
Fidelity Diversified International Fund Class F	784	21,519
Fidelity Europe Fund Class F	390	11,411
Fidelity Japan Fund Class F	295	3,078
Fidelity Overseas Fund Class F	684	21,434
Fidelity Series Emerging Markets Fund Class F	273	4,533
Fidelity Southeast Asia Fund Class F	38	927
TOTAL INTERNATIONAL EQUITY FUNDS		62,902
TOTAL EQUITY FUNDS (Cost $272,289)		327,160
Fixed-Income Funds - 38.8%
	Shares	Value
High Yield Fixed-Income Funds - 2.7%
Fidelity High Income Fund Class F	1,872	$ 15,258
Investment Grade Fixed-Income Funds - 36.1%
Fidelity Inflation-Protected Bond Fund Class F	227	2,275
Fidelity Series Investment Grade Bond Fund Class F	9,987	114,156
Fidelity Short Term Bond Fund Class F	2,630	21,774
Fidelity Strategic Real Return Fund Class F	4,462	37,127
Fidelity Total Bond Fund Class F	2,881	30,104
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		205,436
TOTAL FIXED-INCOME FUNDS (Cost $209,724)		220,694
Short-Term Funds - 3.7%

Fidelity Institutional Money Market Portfolio Class F (Cost $21,080)	21,080	21,080
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $503,093)		$ 568,934
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2015 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $503,093) - See accompanying schedule	$ 568,934

Liabilities
Transfer agent fee payable	22

Net Assets	$ 568,912
Net Assets consist of:
Paid in capital	$ 500,000
Undistributed net investment income	2,506
Accumulated undistributed net realized gain (loss) on investments	565
Net unrealized appreciation (depreciation) on investments	65,841
Net Assets, for 50,000 shares outstanding	$ 568,912
Net Asset Value, offering price and redemption price per share ($568,912 ÷ 50,000 shares)	$ 11.38

Statement of Operations

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds	$ 2,583

Expenses
Transfer agent fees	77
Net investment income (loss)	2,506
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	565
Change in net unrealized appreciation (depreciation) on: Underlying funds	65,841
Net gain (loss)	66,406
Net increase (decrease) in net assets resulting from operations	$ 68,912

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,506
Net realized gain (loss)	565
Change in net unrealized appreciation (depreciation)	65,841
Net increase (decrease) in net assets resulting from operations	68,912
Share transactions Proceeds from sales of shares	500,000
Total increase (decrease) in net assets	568,912

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,506)	$ 568,912
Other Information Shares
Sold	50,000

Financial Highlights

Period ended September 30, 2009

(Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	1.33
Total from investment operations	1.38
Net asset value, end of period	$ 11.38
Total Return B	13.80%
Ratios to Average Net Assets D,F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 569
Portfolio turnover rate	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to September 30, 2009. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2020 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2009
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.4
Fidelity Capital & Income Fund Class F	3.8
Fidelity Disciplined Equity Fund Class F	9.3
Fidelity Equity Income Fund Class F	8.0
Fidelity Growth Company Fund Class F	7.9
Fidelity Series 100 Index Fund	6.2
Fidelity Series All-Sector Equity Fund Class F	7.5
Fidelity Series Large Cap Value Fund Class F	8.6
Fidelity Series Small Cap Opportunities Fund Class F	1.4
Fidelity Small Cap Growth Fund Class F	0.8
Fidelity Small Cap Value Fund Class F	0.8
56.7
International Equity Funds
Fidelity Diversified International Fund Class F	4.5
Fidelity Europe Fund Class F	2.4
Fidelity Japan Fund Class F	0.6
Fidelity Overseas Fund Class F	4.5
Fidelity Series Emerging Markets Fund Class F	1.0
Fidelity Southeast Asia Fund Class F	0.2
13.2
High Yield Fixed-Income Funds
Fidelity High Income Fund Class F	3.6
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund Class F	0.3
Fidelity Series Investment Grade Bond Fund Class F	15.5
Fidelity Short Term Bond Fund Class F	0.8
Fidelity Strategic Real Return Fund Class F	5.0
Fidelity Total Bond Fund Class F	4.1
25.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.8
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.7%
International Equity Funds	13.2%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	25.7%
Short-Term Funds	0.8%

Expected
Domestic Equity Funds	45.3%
Commodity Funds	2.9%
Developed International Equity Funds	12.8%
Emerging Markets Equity Funds	1.5%
Investment Grade Fixed-Income Funds	24.9%
Inflation-Protected Fixed-Income Funds	3.0%
High Yield Fixed-Income Funds	6.9%
Short-Term Funds	2.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom K 2020 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.9%
	Shares	Value
Domestic Equity Funds - 56.7%
Fidelity Blue Chip Growth Fund Class F	404	$ 14,152
Fidelity Capital & Income Fund Class F	2,711	22,173
Fidelity Disciplined Equity Fund Class F	2,663	54,168
Fidelity Equity Income Fund Class F	1,222	46,527
Fidelity Growth Company Fund Class F	709	45,675
Fidelity Series 100 Index Fund	4,663	35,762
Fidelity Series All-Sector Equity Fund Class F	3,704	43,190
Fidelity Series Large Cap Value Fund Class F	4,300	49,794
Fidelity Series Small Cap Opportunities Fund Class F	1,047	8,072
Fidelity Small Cap Growth Fund Class F (a)	388	4,598
Fidelity Small Cap Value Fund Class F	376	4,633
TOTAL DOMESTIC EQUITY FUNDS		328,744
International Equity Funds - 13.2%
Fidelity Diversified International Fund Class F	951	26,115
Fidelity Europe Fund Class F	481	14,062
Fidelity Japan Fund Class F	366	3,818
Fidelity Overseas Fund Class F	830	26,017
Fidelity Series Emerging Markets Fund Class F	336	5,590
Fidelity Southeast Asia Fund Class F	45	1,104
TOTAL INTERNATIONAL EQUITY FUNDS		76,706
TOTAL EQUITY FUNDS (Cost $337,477)		405,450
Fixed-Income Funds - 29.3%
	Shares	Value
High Yield Fixed-Income Funds - 3.6%
Fidelity High Income Fund Class F	2,559	$ 20,858
Investment Grade Fixed-Income Funds - 25.7%
Fidelity Inflation-Protected Bond Fund Class F	165	1,650
Fidelity Series Investment Grade Bond Fund Class F	7,884	90,117
Fidelity Short Term Bond Fund Class F	545	4,513
Fidelity Strategic Real Return FundClass F	3,513	29,231
Fidelity Total Bond Fund Class F	2,273	23,752
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		149,263
TOTAL FIXED-INCOME FUNDS (Cost $160,826)		170,121
Short-Term Funds - 0.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $4,367)	4,367	4,367
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $502,670)		$ 579,938
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2020 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $502,670) - See accompanying schedule	$ 579,938

Liabilities
Transfer agent fee payable	24

Net Assets	$ 579,914
Net Assets consist of:
Paid in capital	$ 500,000
Undistributed net investment income	2,246
Accumulated undistributed net realized gain (loss) on investments	400
Net unrealized appreciation (depreciation) on investments	77,268
Net Assets, for 50,000 shares outstanding	$ 579,914
Net Asset Value, offering price and redemption price per share ($579,914 ÷ 50,000 shares)	$ 11.60

Statement of Operations

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds	$ 2,324

Expenses
Transfer agent fees	78
Net investment income (loss)	2,246
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	400
Change in net unrealized appreciation (depreciation) on: Underlying funds	77,268
Net gain (loss)	77,668
Net increase (decrease) in net assets resulting from operations	$ 79,914

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,246
Net realized gain (loss)	400
Change in net unrealized appreciation (depreciation)	77,268
Net increase (decrease) in net assets resulting from operations	79,914
Share transactions Proceeds from sales of shares	500,000
Total increase (decrease) in net assets	579,914

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,246)	$ 579,914
Other Information Shares
Sold	50,000

Financial Highlights

Period ended September 30, 2009

(Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.04
Net realized and unrealized gain (loss)	1.56
Total from investment operations	1.60
Net asset value, end of period	$ 11.60
Total Return B	16.00%
Ratios to Average Net Assets D, F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 580
Portfolio turnover rate	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to September 30, 2009. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2025 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2009
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.6
Fidelity Capital & Income Fund Class F	3.9
Fidelity Disciplined Equity Fund Class F	10.1
Fidelity Equity Income Fund Class F	8.7
Fidelity Growth Company Fund Class F	8.5
Fidelity Series 100 Index Fund	6.7
Fidelity Series All-Sector Equity Fund Class F	8.0
Fidelity Series Large Cap Value Fund Class F	9.3
Fidelity Series Small Cap Opportunities Fund Class F	1.5
Fidelity Small Cap Growth Fund Class F	0.9
Fidelity Small Cap Value Fund Class F	0.9
61.1
International Equity Funds
Fidelity Diversified International Fund Class F	4.9
Fidelity Europe Fund Class F	2.6
Fidelity Japan Fund Class F	0.7
Fidelity Overseas Fund Class F	4.9
Fidelity Series Emerging Markets Fund Class F	1.0
Fidelity Southeast Asia Fund Class F	0.2
14.3
High Yield Fixed-Income Funds
Fidelity High Income Fund Class F	3.7
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund Class F	0.2
Fidelity Series Investment Grade Bond Fund Class F	13.0
Fidelity Strategic Real Return Fund Class F	4.3
Fidelity Total Bond Fund Class F	3.4
20.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	61.1%
International Equity Funds	14.3%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	20.9%

Expected
Domestic Equity Funds	50.7%
Commodity Funds	3.3%
Developed International Equity Funds	14.3%
Emerging Markets Equity Funds	1.7%
Investment Grade Fixed-Income Funds	20.8%
Inflation-Protected Fixed-Income Funds	1.7%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom K 2025 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 75.4%
	Shares	Value
Domestic Equity Funds - 61.1%
Fidelity Blue Chip Growth Fund Class F	438	$ 15,340
Fidelity Capital & Income Fund Class F	2,823	23,089
Fidelity Disciplined Equity Fund Class F	2,903	59,046
Fidelity Equity Income Fund Class F	1,331	50,656
Fidelity Growth Company Fund Class F	771	49,676
Fidelity Series 100 Index Fund	5,075	38,923
Fidelity Series All-Sector Equity Fund Class F	4,039	47,099
Fidelity Series Large Cap Value Fund Class F	4,690	54,307
Fidelity Series Small Cap Opportunities Fund Class F	1,138	8,775
Fidelity Small Cap Growth Fund Class F (a)	424	5,024
Fidelity Small Cap Value Fund Class F	413	5,080
TOTAL DOMESTIC EQUITY FUNDS		357,015
International Equity Funds - 14.3%
Fidelity Diversified International Fund Class F	1,043	28,633
Fidelity Europe Fund Class F	522	15,267
Fidelity Japan Fund Class F	397	4,139
Fidelity Overseas Fund Class F	913	28,600
Fidelity Series Emerging Markets Fund Class F	363	6,026
Fidelity Southeast Asia Fund Class F	49	1,222
TOTAL INTERNATIONAL EQUITY FUNDS		83,887
TOTAL EQUITY FUNDS (Cost $366,968)		440,902
Fixed-Income Funds - 24.6%
	Shares	Value
High Yield Fixed-Income Funds - 3.7%
Fidelity High Income Fund Class F	2,653	$ 21,626
Investment Grade Fixed-Income Funds - 20.9%
Fidelity Inflation-Protected Bond Fund Class F	93	927
Fidelity Series Investment Grade Bond Fund Class F	6,662	76,141
Fidelity Strategic Real Return Fund Class F	2,980	24,798
Fidelity Total Bond Fund Class F	1,921	20,079
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		121,945
TOTAL FIXED-INCOME FUNDS (Cost $135,396)		143,571
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $502,364)		$ 584,473
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2025 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $502,364) - See accompanying schedule	$ 584,473

Liabilities
Transfer agent fee payable	24

Net Assets	$ 584,449
Net Assets consist of:
Paid in capital	$ 500,000
Undistributed net investment income	2,054
Accumulated undistributed net realized gain (loss) on investments	286
Net unrealized appreciation (depreciation) on investments	82,109
Net Assets, for 50,000 shares outstanding	$ 584,449
Net Asset Value, offering price and redemption price per share ($584,449 ÷ 50,000 shares)	$ 11.69

Statement of Operations

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds	$ 2,132

Expenses
Transfer agent fees	78
Net investment income (loss)	2,054
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	286
Change in net unrealized appreciation (depreciation) on: Underlying funds	82,109
Net gain (loss)	82,395
Net increase (decrease) in net assets resulting from operations	$ 84,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,054
Net realized gain (loss)	286
Change in net unrealized appreciation (depreciation)	82,109
Net increase (decrease) in net assets resulting from operations	84,449
Share transactions Proceeds from sales of shares	500,000
Total increase (decrease) in net assets	584,449

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,054)	$ 584,449
Other Information Shares
Sold	50,000

Financial Highlights

Period ended September 30, 2009

(Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.04
Net realized and unrealized gain (loss)	1.65
Total from investment operations	1.69
Net asset value, end of period	$ 11.69
Total Return B	16.90%
Ratios to Average Net Assets D, F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 584
Portfolio turnover rate	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to September 30, 2009. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2030 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2009
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.0
Fidelity Capital & Income Fund Class F	3.9
Fidelity Disciplined Equity Fund Class F	11.2
Fidelity Equity Income Fund Class F	9.7
Fidelity Growth Company Fund Class F	9.5
Fidelity Series 100 Index Fund	7.4
Fidelity Series All-Sector Equity Fund Class F	9.0
Fidelity Series Large Cap Value Fund Class F	10.3
Fidelity Series Small Cap Opportunities Fund Class F	1.7
Fidelity Small Cap Growth Fund Class F	0.9
Fidelity Small Cap Value Fund Class F	1.0
67.6
International Equity Funds
Fidelity Diversified International Fund Class F	5.4
Fidelity Europe Fund Class F	2.9
Fidelity Japan Fund Class F	0.8
Fidelity Overseas Fund Class F	5.4
Fidelity Series Emerging Markets Fund Class F	1.1
Fidelity Southeast Asia Fund Class F	0.2
15.8
High Yield Fixed-Income Funds
Fidelity High Income Fund Class F	3.7
Investment Grade Fixed-Income Funds
Fidelity Inflation-Protected Bond Fund Class F	0.0
Fidelity Series Investment Grade Bond Fund Class F	8.1
Fidelity Strategic Real Return Fund Class F	2.6
Fidelity Total Bond Fund Class F	2.2
12.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.6%
International Equity Funds	15.8%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	12.9%

Expected
Domestic Equity Funds	55.2%
Commodity Funds	3.6%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	1.9%
Investment Grade Fixed-Income Funds	16.0%
Inflation-Protected Fixed-Income Funds	0.3%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom K 2030 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.4%
	Shares	Value
Domestic Equity Funds - 67.6%
Fidelity Blue Chip Growth Fund Class F	499	$ 17,478
Fidelity Capital & Income Fund Class F	2,839	23,224
Fidelity Disciplined Equity Fund Class F	3,263	66,377
Fidelity Equity Income Fund Class F	1,498	57,025
Fidelity Growth Company Fund Class F	868	55,951
Fidelity Series 100 Index Fund	5,710	43,799
Fidelity Series All-Sector Equity Fund Class F	4,540	52,934
Fidelity Series Large Cap Value Fund Class F	5,268	61,008
Fidelity Series Small Cap Opportunities Fund Class F	1,286	9,911
Fidelity Small Cap Growth Fund Class F (a)	477	5,653
Fidelity Small Cap Value Fund Class F	465	5,728
TOTAL DOMESTIC EQUITY FUNDS		399,088
International Equity Funds - 15.8%
Fidelity Diversified International Fund Class F	1,160	31,842
Fidelity Europe Fund Class F	586	17,137
Fidelity Japan Fund Class F	443	4,616
Fidelity Overseas Fund Class F	1,013	31,762
Fidelity Series Emerging Markets Fund Class F	407	6,773
Fidelity Southeast Asia Fund Class F	57	1,399
TOTAL INTERNATIONAL EQUITY FUNDS		93,529
TOTAL EQUITY FUNDS (Cost $409,977)		492,617
Fixed-Income Funds - 16.6%
	Shares	Value
High Yield Fixed-Income Funds - 3.7%
Fidelity High Income Fund Class F	2,678	$ 21,826
Investment Grade Fixed-Income Funds - 12.9%
Fidelity Inflation-Protected Bond Fund Class F	9	88
Fidelity Series Investment Grade Bond Fund Class F	4,183	47,816
Fidelity Strategic Real Return Fund Class F	1,847	15,366
Fidelity Total Bond Fund Class F	1,212	12,667
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		75,937
TOTAL FIXED-INCOME FUNDS (Cost $91,815)		97,763
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $501,792)		$ 590,380
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2030 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $501,792) - See accompanying schedule	$ 590,380

Liabilities
Transfer agent fee payable	24

Net Assets	$ 590,356
Net Assets consist of:
Paid in capital	$ 500,000
Undistributed net investment income	1,678
Accumulated undistributed net realized gain (loss) on investments	90
Net unrealized appreciation (depreciation) on investments	88,588
Net Assets, for 50,000 shares outstanding	$ 590,356
Net Asset Value, offering price and redemption price per share ($590,356 ÷ 50,000 shares)	$ 11.81

Statement of Operations

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds	$ 1,757

Expenses
Transfer agent fees	79
Net investment income (loss)	1,678
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	90
Change in net unrealized appreciation (depreciation) on: Underlying funds	88,588
Net gain (loss)	88,678
Net increase (decrease) in net assets resulting from operations	$ 90,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,678
Net realized gain (loss)	90
Change in net unrealized appreciation (depreciation)	88,588
Net increase (decrease) in net assets resulting from operations	90,356
Share transactions Proceeds from sales of shares	500,000
Total increase (decrease) in net assets	590,356

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,678)	$ 590,356
Other Information Shares
Sold	50,000

Financial Highlights

Period ended September 30, 2009

(Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.03
Net realized and unrealized gain (loss)	1.78
Total from investment operations	1.81
Net asset value, end of period	$ 11.81
Total Return B	18.10%
Ratios to Average Net Assets D, F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 590
Portfolio turnover rate	-% G

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to September 30, 2009. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2035 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2009
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.1
Fidelity Capital & Income Fund Class F	3.9
Fidelity Disciplined Equity Fund Class F	11.8
Fidelity Equity Income Fund Class F	10.1
Fidelity Growth Company Fund Class F	9.9
Fidelity Series 100 Index Fund	7.8
Fidelity Series All-Sector Equity Fund Class F	9.4
Fidelity Series Large Cap Value Fund Class F	10.8
Fidelity Series Small Cap Opportunities Fund Class F	1.7
Fidelity Small Cap Growth Fund Class F	1.0
Fidelity Small Cap Value Fund Class F	1.0
70.5
International Equity Funds
Fidelity Diversified International Fund Class F	5.7
Fidelity Europe Fund Class F	3.0
Fidelity Japan Fund Class F	0.8
Fidelity Overseas Fund Class F	5.7
Fidelity Series Emerging Markets Fund Class F	1.2
Fidelity Southeast Asia Fund Class F	0.3
16.7
High Yield Fixed-Income Funds
Fidelity High Income Fund Class F	3.6
Investment Grade Fixed-Income Funds
Fidelity Series Investment Grade Bond Fund Class F	5.8
Fidelity Strategic Real Return Fund Class F	1.9
Fidelity Total Bond Fund Class F	1.5
9.2
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	70.5%
International Equity Funds	16.7%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	9.2%

Expected
Domestic Equity Funds	59.9%
Commodity Funds	3.8%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	2.0%
Investment Grade Fixed-Income Funds	10.0%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom K 2035 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 87.2%
	Shares	Value
Domestic Equity Funds - 70.5%
Fidelity Blue Chip Growth Fund Class F	518	$ 18,140
Fidelity Capital & Income Fund Class F	2,835	23,192
Fidelity Disciplined Equity Fund Class F	3,430	69,765
Fidelity Equity Income Fund Class F	1,573	59,899
Fidelity Growth Company Fund Class F	909	58,566
Fidelity Series 100 Index Fund	6,001	46,029
Fidelity Series All-Sector Equity Fund Class F	4,780	55,732
Fidelity Series Large Cap Value Fund Class F	5,555	64,327
Fidelity Series Small Cap Opportunities Fund Class F	1,349	10,398
Fidelity Small Cap Growth Fund Class F (a)	502	5,943
Fidelity Small Cap Value Fund Class F	491	6,046
TOTAL DOMESTIC EQUITY FUNDS		418,037
International Equity Funds - 16.7%
Fidelity Diversified International Fund Class F	1,230	33,766
Fidelity Europe Fund Class F	615	17,974
Fidelity Japan Fund Class F	468	4,885
Fidelity Overseas Fund Class F	1,078	33,778

	Shares	Value
Fidelity Series Emerging Markets Fund Class F	430	$ 7,148
Fidelity Southeast Asia Fund Class F	59	1,458
TOTAL INTERNATIONAL EQUITY FUNDS		99,009
TOTAL EQUITY FUNDS (Cost $430,302)		517,046
Fixed-Income Funds - 12.8%

High Yield Fixed-Income Funds - 3.6%
Fidelity High Income Fund Class F	2,667	21,735
Investment Grade Fixed-Income Funds - 9.2%
Fidelity Series Investment Grade Bond Fund Class F	3,005	34,347
Fidelity Strategic Real Return Fund Class F	1,314	10,931
Fidelity Total Bond Fund Class F	875	9,145
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		54,423
TOTAL FIXED-INCOME FUNDS (Cost $71,293)		76,158
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $501,595)		$ 593,204
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2035 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $501,595) - See accompanying schedule	$ 593,204

Liabilities
Transfer agent fee payable	25

Net Assets	$ 593,179
Net Assets consist of:
Paid in capital	$ 500,000
Undistributed net investment income	1,491
Accumulated undistributed net realized gain (loss) on investments	79
Net unrealized appreciation (depreciation) on investments	91,609
Net Assets, for 50,000 shares outstanding	$ 593,179
Net Asset Value, offering price and redemption price per share ($593,179 ÷ 50,000 shares)	$ 11.86

Statement of Operations

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds	$ 1,571

Expenses
Transfer agent fees	80
Net investment income (loss)	1,491
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	79
Change in net unrealized appreciation (depreciation) on: Underlying funds	91,609
Net gain (loss)	91,688
Net increase (decrease) in net assets resulting from operations	$ 93,179

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,491
Net realized gain (loss)	79
Change in net unrealized appreciation (depreciation)	91,609
Net increase (decrease) in net assets resulting from operations	93,179
Share transactions Proceeds from sales of shares	500,000
Total increase (decrease) in net assets	593,179

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,491)	$ 593,179
Other Information Shares
Sold	50,000

Financial Highlights

Period ended September 30, 2009

(Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.03
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.86
Net asset value, end of period	$ 11.86
Total Return B	18.60%
Ratios to Average Net Assets D,F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 593
Portfolio turnover rate	-% G

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to September 30, 2009. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2040 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2009
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.1
Fidelity Capital & Income Fund Class F	4.8
Fidelity Disciplined Equity Fund Class F	12.0
Fidelity Equity Income Fund Class F	10.3
Fidelity Growth Company Fund Class F	10.1
Fidelity Series 100 Index Fund	7.9
Fidelity Series All-Sector Equity Fund Class F	9.5
Fidelity Series Large Cap Value Fund Class F	11.0
Fidelity Series Small Cap Opportunities Fund Class F	1.8
Fidelity Small Cap Growth Fund Class F	1.0
Fidelity Small Cap Value Fund Class F	1.0
72.5
International Equity Funds
Fidelity Diversified International Fund Class F	5.8
Fidelity Europe Fund Class F	3.1
Fidelity Japan Fund Class F	0.8
Fidelity Overseas Fund Class F	5.8
Fidelity Series Emerging Markets Fund Class F	1.2
Fidelity Southeast Asia Fund Class F	0.2
16.9
High Yield Fixed-Income Funds
Fidelity High Income Fund Class F	4.5
Investment Grade Fixed-Income Funds
Fidelity Series Investment Grade Bond Fund Class F	3.8
Fidelity Strategic Real Return Fund Class F	1.3
Fidelity Total Bond Fund Class F	1.0
6.1
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	72.5%
International Equity Funds	16.9%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	6.1%

Expected
Domestic Equity Funds	60.7%
Commodity Funds	4.0%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.0%
Investment Grade Fixed-Income Funds	7.4%
High Yield Fixed-Income Funds	8.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom K 2040 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.4%
	Shares	Value
Domestic Equity Funds - 72.5%
Fidelity Blue Chip Growth Fund Class F	530	$ 18,562
Fidelity Capital & Income Fund Class F	3,507	28,691
Fidelity Disciplined Equity Fund Class F	3,501	71,216
Fidelity Equity Income Fund Class F	1,608	61,204
Fidelity Growth Company Fund Class F	929	59,906
Fidelity Series 100 Index Fund	6,129	47,011
Fidelity Series All-Sector Equity Fund Class F	4,866	56,743
Fidelity Series Large Cap Value Fund Class F	5,670	65,658
Fidelity Series Small Cap Opportunities Fund Class F	1,379	10,633
Fidelity Small Cap Growth Fund Class F (a)	510	6,043
Fidelity Small Cap Value Fund Class F	502	6,175
TOTAL DOMESTIC EQUITY FUNDS		431,842
International Equity Funds - 16.9%
Fidelity Diversified International Fund Class F	1,249	34,290
Fidelity Europe Fund Class F	628	18,360
Fidelity Japan Fund Class F	478	4,989
Fidelity Overseas Fund Class F	1,093	34,250

	Shares	Value
Fidelity Series Emerging Markets Fund Class F	437	$ 7,270
Fidelity Southeast Asia Fund Class F	59	1,460
TOTAL INTERNATIONAL EQUITY FUNDS		100,619
TOTAL EQUITY FUNDS (Cost $443,200)		532,461
Fixed-Income Funds - 10.6%

High Yield Fixed-Income Funds - 4.5%
Fidelity High Income Fund Class F	3,307	26,953
Investment Grade Fixed-Income Funds - 6.1%
Fidelity Series Investment Grade Bond Fund Class F	1,981	22,648
Fidelity Strategic Real Return Fund Class F	867	7,217
Fidelity Total Bond Fund Class F	577	6,026
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		35,891
TOTAL FIXED-INCOME FUNDS (Cost $58,374)		62,844
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $501,574)		$ 595,305
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2040 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $501,574) - See accompanying schedule	$ 595,305

Liabilities
Transfer agent fee payable	24

Net Assets	$ 595,281
Net Assets consist of:
Paid in capital	$ 500,000
Undistributed net investment income	1,498
Accumulated undistributed net realized gain (loss) on investments	52
Net unrealized appreciation (depreciation) on investments	93,731
Net Assets, for 50,000 shares outstanding	$ 595,281
Net Asset Value, offering price and redemption price per share ($595,281 ÷ 50,000 shares)	$ 11.91

Statement of Operations

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds	$ 1,578

Expenses
Transfer agent fees	80
Net investment income (loss)	1,498
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	52
Change in net unrealized appreciation (depreciation) on: Underlying funds	93,731
Net gain (loss)	93,783
Net increase (decrease) in net assets resulting from operations	$ 95,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,498
Net realized gain (loss)	52
Change in net unrealized appreciation (depreciation)	93,731
Net increase (decrease) in net assets resulting from operations	95,281
Share transactions Proceeds from sales of shares	500,000
Total increase (decrease) in net assets	595,281

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,498)	$ 595,281
Other Information Shares
Sold	50,000

Financial Highlights

Period ended September 30, 2009

(Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.03
Net realized and unrealized gain (loss)	1.88
Total from investment operations	1.91
Net asset value, end of period	$ 11.91
Total Return B	19.10%
Ratios to Average Net Assets D,F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 595
Portfolio turnover rate	-% G

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to September 30, 2009. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2045 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2009
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.1
Fidelity Capital & Income Fund Class F	5.3
Fidelity Disciplined Equity Fund Class F	12.1
Fidelity Equity Income Fund Class F	10.4
Fidelity Growth Company Fund Class F	10.1
Fidelity Series 100 Index Fund	8.0
Fidelity Series All-Sector Equity Fund Class F	9.4
Fidelity Series Large Cap Value Fund Class F	11.2
Fidelity Series Small Cap Opportunities Fund Class F	1.8
Fidelity Small Cap Growth Fund Class F	1.0
Fidelity Small Cap Value Fund Class F	1.0
73.4
International Equity Funds
Fidelity Diversified International Fund Class F	6.0
Fidelity Europe Fund Class F	3.1
Fidelity Japan Fund Class F	0.8
Fidelity Overseas Fund Class F	5.9
Fidelity Series Emerging Markets Fund Class F	1.2
Fidelity Southeast Asia Fund Class F	0.3
17.3
High Yield Fixed-Income Funds
Fidelity High Income Fund Class F	4.9
Investment Grade Fixed-Income Funds
Fidelity Series Investment Grade Bond Fund Class F	2.8
Fidelity Strategic Real Return Fund Class F	0.9
Fidelity Total Bond Fund Class F	0.7
4.4
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	73.4%
International Equity Funds	17.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	4.4%

Expected
Domestic Equity Funds	61.6%
Commodity Funds	4.0%
Developed International Equity Funds	17.3%
Emerging Markets Equity Funds	2.1%
Investment Grade Fixed-Income Funds	5.0%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom K 2045 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.7%
	Shares	Value
Domestic Equity Funds - 73.4%
Fidelity Blue Chip Growth Fund Class F	536	$ 18,757
Fidelity Capital & Income Fund Class F	3,866	31,627
Fidelity Disciplined Equity Fund Class F	3,536	71,914
Fidelity Equity Income Fund Class F	1,621	61,721
Fidelity Growth Company Fund Class F	930	59,928
Fidelity Series 100 Index Fund	6,185	47,438
Fidelity Series All-Sector Equity Fund Class F	4,832	56,336
Fidelity Series Large Cap Value Fund Class F	5,784	66,978
Fidelity Series Small Cap Opportunities Fund Class F	1,400	10,794
Fidelity Small Cap Growth Fund Class F (a)	523	6,187
Fidelity Small Cap Value Fund Class F	507	6,236
TOTAL DOMESTIC EQUITY FUNDS		437,916
International Equity Funds - 17.3%
Fidelity Diversified International Fund Class F	1,291	35,448
Fidelity Europe Fund Class F	633	18,507
Fidelity Japan Fund Class F	480	5,007
Fidelity Overseas Fund Class F	1,123	35,187
Fidelity Series Emerging Markets Fund Class F	441	7,327
Fidelity Southeast Asia Fund Class F	61	1,518
TOTAL INTERNATIONAL EQUITY FUNDS		102,994
TOTAL EQUITY FUNDS (Cost $450,279)		540,910
Fixed-Income Funds - 9.3%
	Shares	Value
High Yield Fixed-Income Funds - 4.9%
Fidelity High Income Fund Class F	3,617	$ 29,481
Investment Grade Fixed-Income Funds - 4.4%
Fidelity Series Investment Grade Bond Fund Class F	1,430	16,343
Fidelity Strategic Real Return Fund Class F	659	5,484
Fidelity Total Bond Fund Class F	409	4,269
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		26,096
TOTAL FIXED-INCOME FUNDS (Cost $51,344)		55,577
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $501,623)		$ 596,487
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2045 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $501,623) - See accompanying schedule	$ 596,487

Liabilities
Transfer agent fee payable	24

Net Assets	$ 596,463
Net Assets consist of:
Paid in capital	$ 500,000
Undistributed net investment income	1,496
Accumulated undistributed net realized gain (loss) on investments	103
Net unrealized appreciation (depreciation) on investments	94,864
Net Assets, for 50,000 shares outstanding	$ 596,463
Net Asset Value, offering price and redemption price per share ($596,463 ÷ 50,000 shares)	$ 11.93

Statement of Operations

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds	$ 1,576

Expenses
Transfer agent fees	80
Net investment income (loss)	1,496
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	103
Change in net unrealized appreciation (depreciation) on: Underlying funds	94,864
Net gain (loss)	94,967
Net increase (decrease) in net assets resulting from operations	$ 96,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,496
Net realized gain (loss)	103
Change in net unrealized appreciation (depreciation)	94,864
Net increase (decrease) in net assets resulting from operations	96,463
Share transactions Proceeds from sales of shares	500,000
Total increase (decrease) in net assets	596,463

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,496)	$ 596,463
Other Information Shares
Sold	50,000

Financial Highlights

Period ended September 30, 2009

(Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.03
Net realized and unrealized gain (loss)	1.90
Total from investment operations	1.93
Net asset value, end of period	$ 11.93
Total Return B	19.30%
Ratios to Average Net Assets D, F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 596
Portfolio turnover rate	-% G

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to September 30, 2009. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2050 Fund

Investment Summary (Unaudited)

Fund Holdings as of September 30, 2009
% of fund's investments
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.2
Fidelity Capital & Income Fund Class F	5.2
Fidelity Disciplined Equity Fund Class F	12.3
Fidelity Equity Income Fund Class F	10.5
Fidelity Growth Company Fund Class F	10.2
Fidelity Series 100 Index Fund	8.1
Fidelity Series All-Sector Equity Fund Class F	9.8
Fidelity Series Large Cap Value Fund Class F	11.5
Fidelity Series Small Cap Opportunities Fund Class F	1.8
Fidelity Small Cap Growth Fund Class F	1.0
Fidelity Small Cap Value Fund Class F	1.1
74.7
International Equity Funds
Fidelity Diversified International Fund Class F	6.9
Fidelity Europe Fund Class F	3.6
Fidelity Japan Fund Class F	1.0
Fidelity Overseas Fund Class F	6.8
Fidelity Series Emerging Markets Fund Class F	1.5
Fidelity Southeast Asia Fund Class F	0.3
20.1
High Yield Fixed-Income Funds
Fidelity High Income Fund Class F	4.8
Investment Grade Fixed-Income Funds
Fidelity Series Investment Grade Bond Fund Class F	0.2
Fidelity Strategic Real Return Fund Class F	0.1
Fidelity Total Bond Fund Class F	0.1
0.4
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	74.7%
International Equity Funds	20.1%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	0.4%

Expected
Domestic Equity Funds	63.6%
Commodity Funds	4.2%
Developed International Equity Funds	19.4%
Emerging Markets Equity Funds	2.3%
Investment Grade Fixed-Income Funds	0.5%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2009. The expected allocation represents the fund's anticipated allocation at March 31, 2010.

Semiannual Report

Fidelity Freedom K 2050 Fund

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 94.8%
	Shares	Value
Domestic Equity Funds - 74.7%
Fidelity Blue Chip Growth Fund Class F	546	$ 19,138
Fidelity Capital & Income Fund Class F	3,819	31,243
Fidelity Disciplined Equity Fund Class F	3,615	73,518
Fidelity Equity Income Fund Class F	1,657	63,083
Fidelity Growth Company Fund Class F	950	61,246
Fidelity Series 100 Index Fund	6,323	48,498
Fidelity Series All-Sector Equity Fund Class F	5,040	58,761
Fidelity Series Large Cap Value Fund Class F	5,942	68,814
Fidelity Series Small Cap Opportunities Fund Class F	1,429	11,017
Fidelity Small Cap Growth FundClass F (a)	531	6,286
Fidelity Small Cap Value Fund Class F	518	6,374
TOTAL DOMESTIC EQUITY FUNDS		447,978
International Equity Funds - 20.1%
Fidelity Diversified International Fund Class F	1,495	41,064
Fidelity Europe Fund Class F	745	21,769
Fidelity Japan Fund Class F	566	5,908
Fidelity Overseas Fund Class F	1,306	40,938

	Shares	Value
Fidelity Series Emerging Markets Fund Class F	519	$ 8,633
Fidelity Southeast Asia Fund Class F	71	1,753
TOTAL INTERNATIONAL EQUITY FUNDS		120,065
TOTAL EQUITY FUNDS (Cost $472,940)		568,043
Fixed-Income Funds - 5.2%

High Yield Fixed-Income Funds - 4.8%
Fidelity High Income Fund Class F	3,572	29,114
Investment Grade Fixed-Income Funds - 0.4%
Fidelity Series Investment Grade Bond Fund Class F	130	1,482
Fidelity Strategic Real Return FundClass F	54	449
Fidelity Total Bond Fund Class F	38	401
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,332
TOTAL FIXED-INCOME FUNDS (Cost $28,441)		31,446
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $501,381)		$ 599,489
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K 2050 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $501,381) - See accompanying schedule	$ 599,489

Liabilities
Transfer agent fee payable	25

Net Assets	$ 599,464
Net Assets consist of:
Paid in capital	$ 500,000
Undistributed net investment income	1,271
Accumulated undistributed net realized gain (loss) on investments	85
Net unrealized appreciation (depreciation) on investments	98,108
Net Assets, for 50,000 shares outstanding	$ 599,464
Net Asset Value, offering price and redemption price per share ($599,464 ÷ 50,000 shares)	$ 11.99

Statement of Operations

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds	$ 1,352

Expenses
Transfer agent fees	81
Net investment income (loss)	1,271
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	85
Change in net unrealized appreciation (depreciation) on: Underlying funds	98,108
Net gain (loss)	98,193
Net increase (decrease) in net assets resulting from operations	$ 99,464

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to September 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,271
Net realized gain (loss)	85
Change in net unrealized appreciation (depreciation)	98,108
Net increase (decrease) in net assets resulting from operations	99,464
Share transactions Proceeds from sales of shares	500,000
Total increase (decrease) in net assets	599,464

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,271)	$ 599,464
Other Information Shares
Sold	50,000

Financial Highlights

Period ended September 30, 2009

(Unaudited) E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.03
Net realized and unrealized gain (loss)	1.96
Total from investment operations	1.99
Net asset value, end of period	$ 11.99
Total Return B	19.90%
Ratios to Average Net Assets D, F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 599
Portfolio turnover rate	-% G

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to September 30, 2009. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2009 (Unaudited)

1. Organization.

Freedom K Income Fund, Freedom K 2000 Fund, Freedom K 2005 Fund, Freedom K 2010 Fund, Freedom K 2015 Fund, Freedom K 2020 Fund, Freedom K 2025 Fund, Freedom K 2030 Fund, Freedom K 2035 Fund, Freedom K 2040 Fund, Freedom K 2045 Fund and Freedom K 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of September 30, 2009, for each Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of each Fund's federal tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom K Income	$ 503,662	$ 34,826	$ -	$ 34,826
Freedom K 2000	503,549	36,826	-	36,826
Freedom K 2005	503,161	59,297	-	59,297
Freedom K 2010	503,121	63,363	-	63,363
Freedom K 2015	503,093	65,841	-	65,841
Freedom K 2020	502,670	77,268	-	77,268
Freedom K 2025	502,364	82,109	-	82,109
Freedom K 2030	501,792	88,588	-	88,588
Freedom K 2035	501,595	91,609	-	91,609
Freedom K 2040	501,574	93,731	-	93,731
Freedom K 2045	501,623	94,864	-	94,864
Freedom K 2050	501,381	98,108	-	98,108

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom K Income	508,983	5,876
Freedom K 2000	509,157	6,152
Freedom K 2005	509,800	7,206
Freedom K 2010	509,603	7,021
Freedom K 2015	509,776	7,247
Freedom K 2020	508,043	5,773
Freedom K 2025	506,751	4,673
Freedom K 2030	504,407	2,705
Freedom K 2035	503,809	2,294
Freedom K 2040	503,408	1,885
Freedom K 2045	503,849	2,329
Freedom K 2050	503,232	1,936

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each Fund were as follows:

	Amount	% of Average of Net Assets*
Freedom K Income	$ 75.06
Freedom K 2000	75.06
Freedom K 2005	77.06
Freedom K 2010	77.06
Freedom K 2015	77.06
Freedom K 2020	78.06
Freedom K 2025	78.06
Freedom K 2030	79.06
Freedom K 2035	80.06
Freedom K 2040	80.06
Freedom K 2045	80.06
Freedom K 2050	81.06

* Annualized

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the outstanding shares of the Funds.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of TrusteesA
	# of Votes	% of Votes
James C. Curvey
Affirmative	24,643,083,056.59	94.466
Withheld	1,443,637,207.24	5.534
TOTAL	26,086,720,263.83	100.000
Albert R. Gamper, Jr.
Affirmative	24,678,393,003.04	94.601
Withheld	1,408,327,260.79	5.399
TOTAL	26,086,720,263.83	100.000
Abigail P. Johnson
Affirmative	24,649,778,053.86	94.492
Withheld	1,436,942,209.97	5.508
TOTAL	26,086,720,263.83	100.000
Arthur E. Johnson
Affirmative	24,657,479,001.20	94.521
Withheld	1,429,241,262.63	5.479
TOTAL	26,086,720,263.83	100.000
Michael E. Kenneally
Affirmative	24,733,028,000.40	94.811
Withheld	1,353,692,263.43	5.189
TOTAL	26,086,720,263.83	100.000
James H. Keyes
Affirmative	24,701,338,835.40	94.689
Withheld	1,385,381,428.43	5.311
TOTAL	26,086,720,263.83	100.000
Marie L. Knowles
Affirmative	24,607,022,984.88	94.328
Withheld	1,479,697,278.95	5.672
TOTAL	26,086,720,263.83	100.000
Kenneth L. Wolfe
Affirmative	24,549,568,568.96	94.108
Withheld	1,537,151,694.87	5.892
TOTAL	26,086,720,263.83	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom K Income Fund, Fidelity Freedom K 2000 Fund, Fidelity Freedom K 2005 Fund, Fidelity Freedom K 2010 Fund, Fidelity Freedom K 2015 Fund, Fidelity Freedom K 2020 Fund, Fidelity Freedom K 2025 Fund, Fidelity Freedom K 2030 Fund, Fidelity Freedom K 2035 Fund, Fidelity Freedom K 2040 Fund, Fidelity Freedom K 2045 Fund, and Fidelity Freedom K 2050 Fund

On March 19, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for each fund, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of each fund's investment personnel and each fund's investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. The funds are new funds and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. Once each fund has been in operation for at least one calendar year, the Board will review each fund's absolute investment performance, as well as each fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected total operating expenses in reviewing the Advisory Contracts. The Board noted that each fund does not pay a management fee for investment advisory services. In its review of each fund's total expenses, the Board considered that although each fund pays a 5 bp transfer agent fee, each fund invests in Class F of most of the underlying funds to avoid charging fund-paid transfer agent fees at both fund levels. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

Based on its review, the Board concluded that each fund's projected total expenses were fair and reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund's Advisory Contracts because each fund does not pay any management fees and FMR pays all other expenses of each fund, with limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FF-K-USAN-1109
1.892600.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 2, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 2, 2009